       As filed with the Securities and Exchange Commission on February 12, 2003
                                      Securities Act Registration No. __________


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No. ____                Post-effective Amendment No. ___
                        (Check appropriate box or boxes)

                              AIM INVESTMENT FUNDS
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                11 Greenway Plaza
                                    Suite 100
                                Houston, TX 77046
               --------------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (713) 626-1919

Name and Address of Agent for Service:    Copy to:

JOHN H. LIVELY, ESQUIRE                   THOMAS H. DUNCAN, ESQUIRE
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza                         1225 17th Street
Suite 100                                 Suite 2300
Houston, TX 77046                         Denver, CO 80202

         Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

         It is proposed that this filing will become effective on March 14, 2003 pursuant to Rule 488.

         The title of the securities being registered is AIM Global Science and Technology Fund Class A shares, Class B shares and Class C shares. No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

                             AIM NEW TECHNOLOGY FUND
                                 A PORTFOLIO OF
                                 AIM FUNDS GROUP
                          11 GREENWAY PLAZA, SUITE 100
                            HOUSTON, TEXAS 77046-1173

                                                                  March __, 2003

Dear Shareholder:

Enclosed is a combined proxy statement and prospectus seeking your approval of a proposed combination of AIM New Technology Fund with AIM Global Science and Technology Fund. AIM New Technology Fund ("New Technology Fund") is an investment portfolio of AIM Funds Group, a Delaware statutory trust. AIM Global Science and Technology Fund ("Global Science Fund") is an investment portfolio of AIM Investment Funds, a Delaware statutory trust.

New Technology Fund and Global Science Fund have the same investment objective and they both invest, normally, at least 80% of their assets in securities of science and technology industry companies. The two funds currently hold many of the same securities. A I M Advisors, Inc. serves as the investment adviser to New Technology Fund and Global Science Fund. New Technology Fund is a relatively new fund that has not attracted significant assets. Global Science Fund is substantially larger than New Technology Fund, and the combined assets of the two funds should provide a more stable asset base for management of the assets of New Technology Fund because daily purchases and redemptions of shares should have a less significant impact on the size of the combined fund. The accompanying document describes the proposed transaction and compares the investment policies, operating expenses and performance history of New Technology Fund and Global Science Fund. You should review the enclosed materials carefully.

Shareholders of New Technology Fund are being asked to approve an Agreement and Plan of Reorganization by and among AIM Funds Group, AIM Investment Funds, and A I M Advisors, Inc., that will govern the reorganization of New Technology Fund into Global Science Fund. After careful consideration, the Board of Trustees of AIM Funds Group has unanimously approved the proposal and recommends that you vote FOR the proposal.

If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify AIM Funds Group by calling 1-800-952-3502. If you do not expect to attend the meeting, please fill in, date, sign and return the proxy card in the enclosed envelope which requires no postage if mailed in the United States.

Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Georgeson Shareholder Communications, Inc., reminding you to vote your shares. You may also vote your shares by telephone or on the internet at http://www.aiminvestments.com by following the instructions that appear on the enclosed proxy materials.

Sincerely,



/s/ Robert H. Graham
Robert H. Graham
Chairman

                             AIM NEW TECHNOLOGY FUND
                                 A PORTFOLIO OF
                                 AIM FUNDS GROUP
                          11 GREENWAY PLAZA, SUITE 100
                            HOUSTON, TEXAS 77046-1173

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JUNE 4, 2003

TO THE SHAREHOLDERS OF AIM NEW TECHNOLOGY FUND:

         NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of AIM New Technology Fund ("New Technology Fund"), an investment portfolio of AIM Funds Group ("AFG"), will be held at 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 on June 4, 2003, at 3:00 p.m., Central Time, for the following purposes:

         1. To approve an Agreement and Plan of Reorganization (the "Agreement") by and among AFG, acting on behalf of New Technology Fund, AIM Investment Funds ("AIF"), acting on behalf of AIM Global Science and Technology Fund ("Global Science Fund"), and A I M Advisors, Inc. The Agreement provides for the combination of New Technology Fund with Global Science Fund (the "Reorganization"). Pursuant to the Agreement, all of the assets of New Technology Fund will be transferred to Global Science Fund. Global Science Fund will assume all of the liabilities of New Technology Fund, and AIF will issue Class A shares of Global Science Fund to New Technology Fund's Class A shareholders, Class B shares of Global Science Fund to New Technology Fund's Class B shareholders, and Class C shares of Global Science Fund to New Technology Fund's Class C shareholders. The value of each New Technology Fund shareholder's account with Global Science Fund immediately after the Reorganization will be the same as the value of such shareholder's account with New Technology Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No initial sales charge will be imposed in connection with the Reorganization.

         2. To transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

         Shareholders of record as of the close of business on March 10, 2003, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.

         SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF AFG. YOU MAY ALSO VOTE YOUR SHARES THROUGH A WEBSITE ESTABLISHED FOR THAT PURPOSE OR BY TELEPHONE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY MATERIALS. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY THE EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO AFG OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

/s/
   --------------------
     Secretary

LOGO
March ___, 2003

             AIM NEW TECHNOLOGY                    AIM GLOBAL SCIENCE
                   FUND                            AND TECHNOLOGY FUND
              A PORTFOLIO OF                         A PORTFOLIO OF
             AIM FUNDS GROUP                      AIM INVESTMENT FUNDS
            11 GREENWAY PLAZA                       11 GREENWAY PLAZA
                SUITE 100                               SUITE 100
        HOUSTON, TEXAS 77046-1173               HOUSTON, TEXAS 77046-1173
        TOLL FREE: (800) 454-0327               TOLL FREE: (800) 454-0327


                     COMBINED PROXY STATEMENT AND PROSPECTUS
                             DATED: MARCH ___, 2003

         This document is being furnished in connection with a special meeting of shareholders of AIM New Technology Fund ("New Technology Fund"), an investment portfolio of AIM Funds Group ("AFG"), a Delaware statutory trust, to be held on June 4, 2003, (the "Special Meeting"). At the Special Meeting, the shareholders of New Technology Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the "Agreement") by and among AFG, acting on behalf of New Technology Fund, AIM Investment Funds ("AIF"), acting on behalf of AIM Global Science and Technology Fund ("Global Science Fund"), and A I M Advisors, Inc., ("AIM Advisors"). The Agreement provides for the combination of New Technology Fund with Global Science Fund (the "Reorganization"). THE BOARD OF TRUSTEES OF AFG HAS UNANIMOUSLY APPROVED THE AGREEMENT AND THE REORGANIZATION AS BEING IN THE BEST INTERESTS OF THE SHAREHOLDERS OF NEW TECHNOLOGY FUND.

         Global Science Fund is an investment portfolio of AIF, an open-end, series management investment company. Pursuant to the Agreement, all of the assets of New Technology Fund will be transferred to Global Science Fund, Global Science Fund will assume all of the liabilities of New Technology Fund, and AIF will issue Class A shares of Global Science Fund to New Technology Fund's Class A shareholders, Class B shares of Global Science Fund to New Technology Fund's Class B shareholders, and Class C shares of Global Science Fund to New Technology Fund's Class C shareholders. The value of each New Technology Fund shareholder's account with Global Science Fund immediately after the Reorganization will be the same as the value of such shareholder's account with New Technology Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No initial sales charge will be imposed in connection with the Reorganization.

         The investment objectives of Global Science Fund and New Technology Fund are the same. Both funds seek long-term capital growth. In addition, both funds seek to achieve their investment objective by investing at least 80% of their total assets in portfolios of securities of science and technology industry companies. See "Comparison of Investment Objectives and Policies."

         This Combined Proxy Statement and Prospectus ("Proxy
Statement/Prospectus") sets forth the information that a shareholder of New Technology Fund should know before voting on the Agreement. It should be read and retained for future reference.

         The current Prospectus of New Technology Fund, dated May 1, 2002, (the "New Technology Fund Prospectus"), as supplemented May 1, 2002, June 7, 2002 and December 31, 2002, together with the related Statement of Additional Information dated December 20, 2002, as supplemented January 24, 2003, are on file with the Securities and Exchange Commission (the "SEC") and are incorporated by reference herein. The Prospectus of Global Science Fund dated March 3, 2003, (the "Global Science Fund Prospectus"), and the related Statement of Additional Information dated March 3, 2003, have been filed with the SEC and are incorporated by reference herein. A copy of the Global Science Fund Prospectus is attached as Appendix II to this Proxy Statement/Prospectus. The SEC maintains a website at http://www.sec.gov that contains the prospectuses and statements of additional information described above, material incorporated by reference, and other information about AFG and AIF. These documents are also available without charge by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling 1-800-347-4246. Additional information about New Technology Fund and Global Science Fund may also be obtained on the internet at http://www.aiminvestments.com.


          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
          COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
                 STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

[AIMLOGO]

                                TABLE OF CONTENTS

                                                                                     Page
                                                                                     ----
INTRODUCTION .......................................................................... 1
SYNOPSIS .............................................................................. 3
         The Reorganization ........................................................... 3
         Reasons for the Reorganization ............................................... 3
         Comparison of Global Science Fund and New Technology Fund .................... 4
RISK FACTORS .......................................................................... 9
         Comparative Risks ............................................................ 9
         Risks Associated with Global Science Fund ................................... 10
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES ..................................... 11
         Investment Objectives of Global Science Fund and New Technology Fund ........ 11
         Investment Policies of Global Science Fund .................................. 11
         Investment Policies of New Technology Fund .................................. 12
         Global Science Fund Portfolio Management .................................... 13
         Management's Discussion and Analysis of Performance ......................... 13
FINANCIAL HIGHLIGHTS ................................................................. 14
ADDITIONAL INFORMATION ABOUT THE AGREEMENT ........................................... 16
         Terms of the Reorganization ................................................. 16
         The Reorganization .......................................................... 16
         Board Considerations ........................................................ 16
         Other Terms ................................................................. 18
         Federal Income Tax Consequences ............................................. 19
         Accounting Treatment ........................................................ 20
ADDITIONAL INFORMATION ABOUT GLOBAL SCIENCE FUND AND NEW TECHNOLOGY FUND ............. 20
RIGHTS OF SHAREHOLDERS ............................................................... 21
OWNERSHIP OF NEW TECHNOLOGY FUND AND GLOBAL SCIENCE FUND SHARES ...................... 22
         Significant Holders ......................................................... 22
         Share Ownership by Executive Officers and Trustees .......................... 23
CAPITALIZATION ....................................................................... 23
LEGAL MATTERS ........................................................................ 24
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ........................ 24

APPENDIX I ......................................... Agreement and Plan of Reorganization
APPENDIX II ........................................... Prospectus of Global Science Fund
APPENDIX III ................... Global Science Fund Discussion & Analysis of Performance

         The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, Invest with DISCIPLINE, Invierta con DISCIPLINA, La Familia AIM de Fondos, and La Familia AIM de Fondos and

Design are registered service marks, and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.

         No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                                  INTRODUCTION

         This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of AFG for use at the Special Meeting of Shareholders to be held at 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173, on June 4, 2003, at 3:00 p.m., Central Time (such meeting and any adjournments thereof are referred to as the "Special Meeting").

         All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained therein. If no instructions are given, shares represented by proxies will be voted FOR the proposal to approve the Agreement and in accordance with management's recommendation on other matters.

         At the Special Meeting, the shareholders of New Technology Fund must approve the Agreement with all of the classes of shares of New Technology Fund voting together and with each class of shares voting separately as a class. For purposes of the vote by all of New Technology Fund's classes of shares voting together, the presence in person or by proxy of one-third of all of the outstanding shares of beneficial interest in New Technology Fund will constitute a quorum. For purposes of each class's separate vote, the presence in person or by proxy of one-third of the issued and outstanding shares of beneficial interest of each class of shares will constitute a quorum for such class of shares.

         At the Special Meeting, approval of the Agreement by all of New Technology Fund's classes of shares voting together requires the affirmative vote of a majority of the outstanding voting securities of New Technology Fund. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the vote of a majority of outstanding voting securities means the affirmative vote of the lesser of (a) 67% or more of the shares present at the meeting or represented by proxy if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares. The separate approval of the Agreement by the Class A, Class B and Class C shares of New Technology Fund requires the affirmative vote of a majority of shares cast of each such class of shares.

         Abstentions and broker non-votes will be counted as shares present at the Special Meeting for quorum purposes, and may have the effect of votes against the proposal at the Special Meeting. Broker non-votes arise from a proxy returned by a broker holding shares for a customer which indicates that the broker has not been authorized by the customer to vote on a proposal. Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of AFG. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

         Shareholders of record as of the close of business on March 10, 2003 (the "Record Date"), are entitled to vote at the Special Meeting. On the Record Date, there were _______________ Class A shares, _______________ Class B shares, and _______________ Class C shares of New Technology Fund outstanding. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

         AFG has engaged the services of Georgeson Shareholder Communications, Inc. ("GSC") to assist it in the solicitation of proxies for the Special Meeting. AFG expects to solicit proxies principally by mail, but AFG or GSC may also solicit proxies by telephone, facsimile or personal interview. AFG's officers will not receive any additional or special compensation for any such solicitation. The cost of shareholder solicitation is anticipated to be approximately $17,200. New Technology Fund and Global Science Fund will bear their own costs and expenses incurred in connection with the Reorganization. However, AIM Advisors has agreed to reimburse expenses and waive certain of its fees so that the specified expense caps for the funds are not exceeded. As a result, AIM Advisors will effectively bear all of the expenses associated with the Reorganization for New Technology Fund and Global Science Fund.

         AFG intends to mail this Proxy Statement/Prospectus and the accompanying proxy on or about March ___, 2003.

                                    SYNOPSIS

THE REORGANIZATION

         The Reorganization will result in the combination of New Technology Fund with Global Science Fund. New Technology Fund is a portfolio of AFG, a Delaware statutory trust. Global Science Fund is a portfolio of AIF, a Delaware statutory trust.

         If shareholders of New Technology Fund approve the Agreement and other closing conditions are satisfied, all of the assets of New Technology Fund will be transferred to Global Science Fund, Global Science Fund will assume all of the liabilities of New Technology Fund, and AIF will issue Class A shares of Global Science Fund to New Technology Fund's Class A shareholders, Class B shares of Global Science Fund to New Technology Fund's Class B shareholders and Class C shares of Global Science Fund to New Technology Fund's Class C shareholders. The shares of Global Science Fund issued in the Reorganization will have an aggregate net asset value equal to the value of New Technology Fund's net assets transferred to Global Science Fund. Shareholders will not pay any initial sales charge for shares of Global Science Fund received in connection with the Reorganization. The value of each shareholder's account with Global Science Fund immediately after the Reorganization will be the same as the value of such shareholder's account with New Technology Fund immediately prior to the Reorganization. A copy of the Agreement is attached as Appendix I to this Proxy Statement/Prospectus. See "Additional Information About the Agreement" below.

         New Technology Fund will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP, to the effect that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay additional Federal income tax as a result of the Reorganization. See "Additional Information About the Agreement -- Federal Income Tax Consequences" below.

REASONS FOR THE REORGANIZATION

         The Board of Trustees of AFG, including the independent trustees, has determined that the reorganization of New Technology Fund into Global Science Fund is in the best interests of New Technology Fund and its shareholders and that the interests of the shareholders of New Technology Fund will not be diluted as a result of the Reorganization.

         In evaluating the proposed Reorganization, the Board of Trustees considered a number of factors, including:

         o The investment objective and principal investment strategies of the funds.

         o        The comparative expenses and performance of the two funds.

         o The consequences of the Reorganization for Federal income tax purposes.

         o Any fees or expenses that will be borne directly or indirectly by the funds in connection with the Reorganization.

         The Board of Trustees noted that the two funds' investment objectives are the same. Both funds seek to provide long-term growth of capital by investing, normally, at least 80% of their assets in securities of science and technology industry companies. As a result, as of December 31, 2002, approximately 73% of the total net assets of New Technology Fund were invested in securities that were also held by Global Science Fund.

         The Board of Trustees noted that New Technology Fund was introduced in August 2000 as a smaller capitalization, domestic technology fund designed to compliment Global Science Fund. Since August 2000, however, New Technology Fund has been unable to attract and retain sufficient assets to remain viable as a separate fund. Global Science Fund is significantly larger than New Technology Fund and the combined assets of the two funds should provide a more stable asset base for management of the assets of New Technology Fund. For the year ended December 31, 2002, Global Science Fund has provided a better total return to its shareholders. The Board also noted that total operating expenses of New Technology Fund, expressed as a percentage of assets, were higher than total operating expenses of Global Science Fund after existing fee waivers for Class B and Class C shares, while total operating expenses for Class A shares of each fund were the same.

         The Reorganization will be tax-free for Federal income tax purposes, and New Technology will receive an opinion of counsel of Ballard Spahr Andrews & Ingersoll, LLP to that effect prior to the completion of the Reorganization. Each fund will bear its own expenses in connection with the transaction. Because the total operating expenses of New Technology Fund and Global Science Fund currently exceed the limitations agreed to by AIM Advisors, the expenses incurred by New Technology Fund and Global Science Fund in connection with the preparation of this Proxy Statement/Prospectus and the solicitation of proxies will effectively be borne by AIM Advisors.

         For additional information concerning the deliberations of the Board of Trustees on the Plan of Reorganization see "Additional Information About the Agreement - Board Considerations."

COMPARISON OF GLOBAL SCIENCE FUND AND NEW TECHNOLOGY FUND

Investment Objective and Policies of Global Science Fund

         Global Science Fund seeks long-term growth of capital by investing, normally, at least 80% of its assets in securities of science and technology industry companies. Science and technology industry companies are those that develop, manufacture or sell computer and electronic components and equipment, software, semiconductors, Internet technology, communications services and equipment, mobile communications, broadcasting, biotechnology, healthcare, medical equipment and devices, aerospace and defense, media, and environmental services.

         In complying with the 80% investment requirement, Global Science Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund may also invest in debt securities issued by science and technology industry companies, or in equity and debt securities of other companies the portfolio managers believe will benefit from developments in the science and technology industry.

         Global Science Fund will normally invest in the securities of companies located in at least three countries including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 40% of its total assets in the securities of issuers in any one country, other than the U.S.

         Global Science Fund may invest in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., "junk bonds."

Investment Objective and Policies of New Technology Fund

         New Technology Fund seeks long-term growth of capital by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of technology and science companies that the portfolio managers believe are likely to benefit from new or innovative products, services or processes. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. While New Technology Fund will invest without regard to market capitalization, the fund expects to invest a significant portion of its assets in securities of small cap companies. Under normal conditions, the top 10 holdings may comprise up to one third of the fund's total assets. The fund may also invest up to 25% of its total assets in foreign securities.

Investment Advisory Services

         AIM Advisors serves as investment adviser to both New Technology Fund and Global Science Fund

Performance

         Average annual total returns for the periods indicated for Class A shares of Global Science Fund and New Technology Fund, including sales charges, are shown below. Past performance cannot guarantee comparable future results.


Global Science Fund Class A Shares(1)
(for the periods ended December 31, 2002)                        1-year           5-year           10-year
-----------------------------------------                        ------           ------           -------
Return Before Taxes                                              -46.69           -18.14            -3.91
Return After Taxes on Distributions                              -46.69           -19.18            -5.23
Return After Taxes on Distributions
     and Sale of Fund Shares                                     -28.67           -11.34            -1.64
S&P500(2) (reflects redemptions for fees, expenses or taxes)     -22.09            -0.58             9.34


----------
(1) Inception date for Global Science Fund Class A shares is January 27, 1992.

(2) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. Stock market performance.

New Technology Fund Class A Shares
(for the periods ended December 31, 2002)                        1-year       Since Inception(1)
-----------------------------------------                        ------       ------------------
Return Before Taxes                                              -48.28           -49.98
Return After Taxes on Distributions                              -48.28           -49.98
Return After Taxes on Distributions
   and Sale of Fund Shares                                       -29.64           -35.54
S&P500(2) (reflects redemptions for fees, expenses or taxes)     -22.09           -19.69(3)

----------

(1) Inception date for New Technology Fund Class A shares is August 31, 2000.

(2) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. Stock market performance.

(3) The average annual total return is given since August 31, 2000.

         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the input of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown above are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

Fund Expenses

         A comparison of annual operating expenses expressed as a percentage of net assets ("Expense Ratio"), for the Class A, Class B and Class C shares of New Technology Fund and for the Class A, Class B and Class C shares of Global Science Fund are shown below. Pro forma estimated Expense Ratios of Global Science Fund giving effect to the Reorganization are also provided.

                                                                                                            GLOBAL SCIENCE FUND
                                            NEW TECHNOLOGY FUND              GLOBAL SCIENCE FUND             PRO FORMA ESTIMATED
                                             DECEMBER 31, 2002                OCTOBER 31, 2002                OCTOBER 31, 2002
                                       ------------------------------    ----------------------------    --------------------------
                                       CLASS A    CLASS B     CLASS C    CLASS A    CLASS B   CLASS C    CLASS A   CLASS B  CLASS C
                                       SHARES     SHARES      SHARES     SHARES     SHARES    SHARES     SHARES    SHARES    SHARES
                                       -------    -------     -------    -------    -------   -------    -------   -------   ------
SHAREHOLDER TRANSACTION
  EXPENSES
Maximum sales load imposed on
  purchase of shares (as a
  percentage of offering price) .....   5.50%      None        None      4.75%      None      None       4.75%      None      None
Deferred Sales Load (as a
  percentage of original
  purchase price or
  redemption proceeds, as
  applicable) .......................   None(1)    5.00%       1.00%     None(1)    5.00%     1.00%      None(1)    5.00%     1.00%
ANNUAL OPERATING EXPENSES
  (AS A % OF NET ASSETS)(5)
Management fees .....................   1.00%      1.00%       1.00%     0.97%      0.97%     0.97%      0.97%      0.97%     0.97%
Distribution and/or Service
  (12b-1)Fees .......................   0.35%      1.00%       1.00%     0.50%      1.00%     1.00%      0.50%      1.00%     1.00%
Other expenses(2) ...................   1.31%      1.31%       1.31%     1.09%      1.09%     1.09%      1.09%      1.09%     1.09%
                                       -----      -----       -----     -----      -----     -----      -----      -----     -----
       Total fund operating
          expenses ..................   2.66%      3.31%       3.31%     2.56%      3.06%     3.06%      2.56%      3.06%     3.06%
Fee waiver ..........................   0.66%      0.66%       0.66%     0.55%      0.55%     0.55%      0.55%      0.55%     0.55%
                                       -----      -----       -----     -----      -----     -----      -----      -----     -----
Net expenses(3)(4) ..................   2.00%      2.65%       2.65%     2.01%      2.51%     2.51%      2.01%      2.51%     2.51%
                                       =====      =====       =====     =====      =====     =====      =====      =====     =====

----------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge ("CDSC") at the time of redemption.

(2) Other Expenses have been restated to reflect expense arrangements in effect as of March 4, 2002.

(3) AIM Advisors has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expenses on short sales, extraordinary items and increases due to expense offset arrangements, if any) of New Technology Fund for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 2.00% (e.g., if AIM waives 0.66% of Class A expenses, AIM will also waive 0.66% of Class B and Class C expenses).

(4) AIM Advisors has contractually agreed to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to offset arrangements, if any) of Global Science Fund on Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively.

(5) There is no guarantee that actual expenses will be the same as those shown in the table.


         If the Reorganization is consummated, Class A shareholders of New Technology Fund will pay a 12b-1 fee of 0.50% on Global Science Fund Class A shares issued in connection with the Reorganization. The 12b-1 fee payable on Global Science Fund Class A shares is 0.15% higher than the 12b-1 fee currently assessed on New Technology Fund Class A shares. The initial sales charge assessed on purchases of additional Global Science Fund Class A shares will be 4.75%, as compared to 5.50% currently applicable to New Technology Fund Class A shares, and the Total Annual Operating Expenses of Global Science Fund Class A shares after the Reorganization are expected to be the same as those for New Technology Fund, after fee waivers.

Hypothetical Example of Effect of Expenses

         An investor would have directly or indirectly paid the following expenses on a $10,000 investment under the existing and estimated fees and expenses stated above, assuming a 5% annual return.

                                                                  ONE     THREE      FIVE       TEN
                                                                 YEAR     YEARS     YEARS      YEARS
                                                                ------    ------    ------    ------
NEW TECHNOLOGY FUND
  Class A shares(1) ........................................    $  804    $1,331    $1,882    $3,378
  Class B shares:
       Assuming complete redemption at end of period(2) ....    $  834    $1,318    $1,926    $3,456
       Assuming no redemption ..............................    $  334    $1,018    $1,726    $3,456
  Class C shares:
       Assuming complete redemption at end of period(2) ....    $  434    $1,018    $1,726    $3,604
       Assuming no redemption ..............................    $  334    $1,018    $1,726    $3,604
Global Science Fund
  Class A shares(1) ........................................    $  722    $1,234    $1,771    $3,233
  Class B shares:
       Assuming complete redemption at end of period(2) ....    $  809    $1,245    $1,806    $3,258
       Assuming no redemption ..............................    $  309    $  945    $1,606    $3,258
  Class C shares:
       Assuming complete redemption at end of period(2) ....    $  409    $  945    $1,606    $3,374
       Assuming no redemption ..............................    $  309    $  945    $1,606    $3,374
Combined Fund
  Class A shares(1) ........................................    $  722    $1,234    $1,771    $3,233
  Class B shares:
       Assuming complete redemption at end of period(2) ....    $  809    $1,245    $1,806    $3,258
       Assuming no redemption ..............................    $  309    $  945    $1,606    $3,258
  Class C shares:
       Assuming complete redemption at end of period(2) ....    $  409    $  945    $1,606    $3,374
       Assuming no redemption ..............................    $  309    $  945    $1,606    $3,374

----------
(1) Assumes payment of maximum sales charge by the investor.

(2) Assumes payment of the applicable CDSC.


         The "Hypothetical Example" is not a representation of past or future expenses. The funds' actual expenses, and an investor's direct and indirect expenses, may be more or less than those shown. The table and the assumption in the example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the funds' projected or actual performance.

         The actual expenses attributable to each class of a fund's shares will depend upon, among other things, the level of average net assets and the extent to which a fund incurs variable expenses, such as transfer agency costs.

Sales Charges

         No sales charges are applicable to shares of Global Science Fund received in connection with the Reorganization.

         Global Science Fund Class A shares, which will be issued to New Technology Fund Class A shareholders pursuant to the Agreement, are sold at net asset value plus an initial sales charge of 4.75%. Global Science Fund Class B shares are offered at net asset value, without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5.00% on certain redemptions made within six years from the date such shares were purchased. Global Science Fund Class C shares are offered at net asset value, without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 1.00% on certain redemptions made within one year from the date such shares were purchased.

         Global Science Fund pays a fee in the amount of 0.50% of the average daily net assets of Class A shares to A I M Distributors, Inc. ("AIM Distributors") for distribution services. Global

Science Fund pays AIM Distributors fees at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares and Class C shares for distribution services. For more information, see the discussion under the heading "Shareholder Information-Distribution and Service (12b-1) Fees" in the Global Science Fund Prospectus attached as Appendix II to this Proxy Statement/Prospectus.

         The Class A shares of New Technology Fund are sold at net asset value plus an initial sales charge of 5.50%. New Technology Fund Class B shares are offered at net asset value without an initial sales charge and are subject to a maximum contingent deferred sales charge of 5.00% on certain redemptions made within six years from the date such shares were purchased. New Technology Fund Class C shares are offered at net asset value, without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 1.00% on certain redemptions made within one year from the date such shares were purchased.

         AIM Distributors is entitled to receive from New Technology Fund a fee in the amount of 0.35% of average daily net assets of the Class A shares for distribution services. New Technology Fund pays AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares and Class C shares for distribution services.

Distribution; Purchase, Exchange and Redemption

         Shares of Global Science Fund and New Technology Fund are both distributed by AIM Distributors. Purchase and redemption procedures are the same for both funds. Generally, shares of both funds may be exchanged for shares of other funds within The AIM Family of Funds(R) of the same class.

Further Information

         Additional information concerning Global Science Fund is contained in this Proxy Statement/Prospectus and in the current prospectus for Global Science Fund that is attached hereto as Appendix II. Further information concerning New Technology Fund can be found in its prospectus which has been made part of this Proxy Statement/Prospectus by reference. See the cover page for more information on how to obtain further information.

                                  RISK FACTORS

COMPARATIVE RISKS

         Global Science Fund and New Technology Fund both invest at least 80% of their assets in securities of science and technology industry companies. Science and technology industry companies are those that develop, manufacture or sell computer and electronic components and equipment, software, semiconductors, Internet technology, communications services and equipment, mobile communications, broadcasting, biotechnology, healthcare, medical equipment and devices, aerospace and defense, media and environmental services. Accordingly, many of the risks associated with an investment in Global Science Fund are the same as the risks associated with an investment in New Technology Fund.

         However, Global Science Fund will normally invest in the securities of companies located in at least three countries including the United States. The fund will invest no more than 40% of its total assets in the securities of issuers in any one country, other than the U.S. New Technology Fund may invest up to 25% of its total assets in foreign securities. As a result, Global Science Fund may, at any given time, have more exposure to foreign securities markets and the risks affecting those markets than New Technology Fund. In addition, under normal market conditions, New Technology Fund's top ten holdings may comprise up to one third of the fund's total assets and a significant portion of its assets may be invested in securities of small capitalization companies. The New Technology Fund's focus on a smaller number of securities may result in the price change of a single security having a greater impact on its net asset value. Similarly, New Technology Fund's investments in small capitalization companies may cause it to be more volatile than if it invested in larger capitalization companies.

RISKS ASSOCIATED WITH GLOBAL SCIENCE FUND

         There is a risk that you could lose all or a portion of your investment in Global Science Fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

         Because the fund focuses its investment in the science and technology industries, the value of Global Science Fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

         The value of Global Science Fund's shares is particularly vulnerable to factors affecting the science and technology industries, such as substantial government regulations and the need for governmental approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology industry and the value of your shares include rapid obsolescence of products and services, short product cycles, and aggressive pricing. Many technology companies are small and at an earlier state of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets, and financial and managerial resources.

         The prices of foreign securities may be further affected by other factors, including:

         o Currency exchange rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

         o Political and economic conditions - The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic taxation policies in those countries.

         o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

         o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

         These factors may affect the prices of securities issued by foreign companies and governments located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

         An investment in the Global Science Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES OF GLOBAL SCIENCE FUND AND NEW TECHNOLOGY FUND

         The investment objectives of Global Science Fund and New Technology Fund are the same. Both funds seek long-term growth of capital.

INVESTMENT POLICIES OF GLOBAL SCIENCE FUND

         Global Science Fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of science and technology industry companies. Science and technology industry companies are those that develop, manufacture or sell computer and electronic components and equipment, software, semiconductors, Internet technology, communications services and equipment, mobile communications, broadcasting, biotechnology, healthcare, medical equipment and devices, aerospace and defense, media and environmental services.

         In complying with the 80% investment requirement, Global Science Fund invests primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund may also invest in debt securities issued by science and technology industry companies, or in equity and debt securities of other companies the portfolio managers believe will benefit from developments in the science and technology industry.

         Global Science Fund normally invests in the securities of companies located in at least three countries including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 40% of its total assets in the securities of issuers in any one country, other than the U.S.

         Global Science Fund may invest in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to

5% of its total assets in lower quality debt securities, i.e., "junk bonds." For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

         The portfolio managers allocate the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

         Global Science Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. For the fiscal year ended October 31, 2002, Global Science Fund's portfolio turnover rate was 115%. If the fund continues to trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

INVESTMENT POLICIES OF NEW TECHNOLOGY FUND

         New Technology Fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of technology and science companies that the portfolio managers believe are likely to benefit from new or innovative products, services or processes. In complying with this 80% investment requirement, the fund invests primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depository Receipts. While New Technology Fund will invest without regard to market capitalization, the fund expects to invest a significant portion of its assets in securities of small cap companies. Under normal conditions, the top 10 holdings may comprise up to one third of the fund's total assets. The fund may also invest up to 25% of it total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

GLOBAL SCIENCE FUND PORTFOLIO MANAGEMENT

         AIM Advisors uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of Global Science Fund's portfolio are

         o Abel Garcia (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was a Senior Portfolio Manager for Waddell & Reed.

         o Warren Tennant, Analyst, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000 he attended graduate school at the University of Texas where he earned his M.B.A. From 1993 to 1998, he worked as a lead auditor for Exxon.


MANAGEMENT'S DISCUSSION AND ANALYSIS OF PERFORMANCE

         A discussion of the performance of Global Science Fund taken from its annual report to shareholders for the fiscal year ended October 31, 2002, is set forth in Appendix III to this Proxy Statement/Prospectus.

                              FINANCIAL HIGHLIGHTS


         Shown below are financial highlights for a Class A and a Class B share of Global Science Fund outstanding during each of the five fiscal years ended October 31, 1998 through October 31, 2002 and a Class C share of Global Science Fund outstanding during each of the fiscal years ended October 31, 2000 through 2002, and for the period beginning March 1, 1999 and ended October 31, 1999. This information has been audited by AIF's independent accountants whose unqualified report on the financial statements of Global Science Fund is included in its annual report to shareholders for the fiscal year ended October 31, 2002. Global Science Fund's annual report to shareholders dated October 31, 2002, is available without charge upon request made to AIF at the address or telephone number appearing on the cover page of this Proxy Statement/Prospectus.


                       GLOBAL SCIENCE FUND CLASS A SHARES

                                                                            CLASS A
                                                                     YEAR ENDED OCTOBER 31,
                                                 2002           2001          2000              1999         1998
                                                 ----           ----          ----              ----         ----
Net asset value, beginning of period          $    7.41      $   30.61     $    26.44       $    16.28    $   18.04
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                   (0.12)(a)      (0.20)(a)       0.06(a)(b)      (0.25)       (0.17)(a)
-----------------------------------------------------------------------------------------------------------------------
   Net gains (losses) on securities (both
       realized and unrealized)                   (2.40)        (19.12)          7.23            10.97        (0.39)
=======================================================================================================================
       Total from investment operations           (2.52)        (19.32)          7.29            10.72        (0.56)
=======================================================================================================================
Less distributions from net realized gains           --          (3.88)         (3.12)           (0.56)       (1.20)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $    4.89      $    7.41     $    30.61       $    26.44    $   16.28
=======================================================================================================================
Total return(c)                                  (34.01)%       (71.16)%        27.52%           67.63%       (3.16)%
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $ 280,426        438,702     $1,513,595       $1,023,124     $713,904
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:           2.01(d)        1.98%          1.63%            1.77%        1.88%
   With fee waivers                                2.56(d)        2.03%          1.63%            1.77%        1.88%
   Without fee waivers
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
average net assets                                (1.76)%(b)     (1.57)%(d)      0.16%           (1.11)%      (0.93)%
=======================================================================================================================
Portfolio turnover rate                             115%           173%           111%             122%          75%
=======================================================================================================================

         (a)      Calculated using average shares outstanding.

         (b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.

         (c) Includes adjustments in accordance with generally accepted accounting principles and does not includes sales charges.

         (d)      Ratios are based on average daily net assets of $393,080,194.

                       GLOBAL SCIENCE FUND CLASS B SHARES


                                                                             CLASS B
                                                                     YEAR ENDED OCTOBER 31,
                                                 2002           2001          2000              1999         1998
                                                 ----           ----          ----              ----         ----
Net asset value, beginning of period          $    6.96      $    29.17    $    25.43       $    15.76   $    17.58
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                   (0.14)(a)      (0.25)(a)      (0.11)(a)(b)     (0.35)       (0.25)(a)
-----------------------------------------------------------------------------------------------------------------------
   Net gains (losses) on securities (both
      realized and unrealized)                    (2.26)        (18.08)          6.97            10.58        (0.37)
=======================================================================================================================
         Total from investment operations         (2.40)        (18.33)          6.86            10.23        (0.62)
=======================================================================================================================
Less distributions from net realized gain            --          (3.88)         (3.12)           (0.56)       (1.20)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $    4.56      $    6.96     $    29.17        $   25.43    $   15.76
=======================================================================================================================
Total return(c)                                  (34.48)%       (71.30)%        26.87%           66.84%       (3.67)%
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $ 102,470      $ 287,394     $1,414,915       $  898,400    $ 614,715
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
   With fee waivers                                2.51%(d)       2.48%          2.13%            2.28%        2.38%
   Without fee waivers                             3.06%(d)       2.53%          2.13%            2.28%        2.38%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
average net assets                                (2.26)%(d)     (2.07)%        (0.34)%          (1.62)%      (1.43)%
=======================================================================================================================
Portfolio turnover rate                             115%           173%           111%             122%          75%
=======================================================================================================================

         (a)      Calculated using average shares outstanding.

         (b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.

         (c) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.

         (d)      Ratios are based on average daily net assets of $195,277,846.


                       GLOBAL SCIENCE FUND CLASS C SHARES

                                                                              CLASS C
                                                                              -------
                                                                                                  MARCH 1, 1999
                                                                                                   (DATE SALES
                                                              YEAR ENDED OCTOBER 31,               COMMENCED TO
                                                              ----------------------                OCTOBER 31,
                                                  2002                2001             2000            1999
                                                  ----                ----             ----            ----
Net asset value, beginning of period            $  6.96             $ 29.16          $  25.43        $ 19.23
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                   (0.14)(a)           (0.25)(a)         (0.11)(a)(b)   (0.11)
-----------------------------------------------------------------------------------------------------------------------
   Net gains (losses) on securities (both
      realized and unrealized)                    (2.26)             (18.07)             6.96           6.31
=======================================================================================================================
      Total from investment operations            (2.40)             (18.32)             6.85           6.20
=======================================================================================================================
Less distributions from net realized gain            --               (3.88)            (3.12)            --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $    4.56             $  6.96          $  29.16         $25.43
=======================================================================================================================
Total return(c)                                  (34.48)%            (71.29)%           27.52%         32.24%
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $15,961             $28,652          $114,667        $12,352
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
   With fee waivers                                2.51%(d)            2.48%             2.13%          2.28%
   Without fee waivers                             3.06%(d)            2.53%             2.13%          2.28%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
average net assets                                (2.26)%(d)          (2.07)%           (0.34)%        (1.62)%
=======================================================================================================================
Portfolio turnover rate                             115%                173%              111%           122%
=======================================================================================================================

         (a)      Calculated using average shares outstanding.

         (b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.

         (c) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.

         (d)      Ratios are based on average daily net assets of $24,228,588.

                   ADDITIONAL INFORMATION ABOUT THE AGREEMENT

TERMS OF THE REORGANIZATION

         The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Appendix I to this Proxy Statement/Prospectus.

THE REORGANIZATION

         Global Science Fund will acquire all of the assets of New Technology Fund in exchange for shares of Global Science Fund and the assumption by Global Science Fund of the liabilities of New Technology Fund. Consummation of the Reorganization (the "Closing") is expected to occur on June 23, 2003, at 8:00 a.m. Eastern Time (the "Effective Time") on the basis of values calculated as of the close of regular trading on the NYSE on June 20, 2003.

         At the Effective Time, all of the assets of New Technology Fund shall be delivered to the Custodian for the account of Global Science Fund in exchange for the assumption by Global Science Fund of all of the liabilities of any kind of New Technology Fund and delivery by AIF directly to (i) New Technology Fund Class A shareholders of a number of Global Science Fund Class A shares and to
(ii) New Technology Fund Class B shareholders of a number of Global Science Fund Class B shares and to (iii) New Technology Fund Class C shareholders of a number of Global Science Fund Class C shares, having an aggregate net asset value equal to the value of the assets of New Technology Fund transferred.

BOARD CONSIDERATIONS

         The Board of Trustees of AFG has determined that the Reorganization of New Technology Fund is in the best interests of the shareholders of New Technology Fund and will not dilute the interests of New Technology Fund's shareholders. The Board of Trustees recommends approval of the Agreement by the shareholders of New Technology Fund at the Special Meeting. A summary of the information that was presented to, and considered by, the Board of Trustees in making its determination is provided below.

         At a meeting of the Board of Trustees held on February 6, 2003, AIM Advisors proposed that the Board of Trustees consider the Reorganization of New Technology Fund into Global Science Fund. The Trustees received from AIM Advisors written materials that contained information concerning New Technology Fund and Global Science Fund, including comparative total return and fee and expense information, a comparison of the investment objective and policies of New Technology Fund and Global Science Fund and pro forma expense ratios of Global Science Fund. AIM Advisors also provided the trustees with written materials concerning the structure of the proposed Reorganization and the Federal income tax consequences of the Reorganization.

         In considering the Reorganization, the Board of Trustees noted that New Technology Fund and Global Science Fund have the same investment objective of seeking long-term growth of capital. Both funds invest at least 80% of their assets in securities of science and technology industry companies. As a result, as of December 31, 2002, 73% of the total net assets of New Technology Fund were invested in securities that were also held by Global Science Fund.

         The Board noted that New Technology Fund commenced operations August 31, 2000 as a smaller capitalization, domestic technology fund. From August 31, 2000 until January 31, 2001, its net assets grew to approximately $82 million. However, from February 2001 until December 31, 2002, New Technology Fund's asset base has decreased to approximately $35 million. Global Science Fund is significantly larger than New Technology Fund. It had total net assets at December 31, 2002, of approximately $371 million. The combined assets of the two funds involved in the reorganization should provide a more stable base for management of the assets of New Technology Fund because daily purchases and redemptions of shares should have a less significant impact on the size of the combined fund.

         The Board of Trustees considered the performance of New Technology Fund in relation to the performance of Global Science Fund, noting that Global Science Fund has recently provided a higher total return to its shareholders. For the one-year period ended December 31, 2002, Global Science Fund's Class A shares total return was -44.00% at net asset value as compared to -45.31% for New Technology Fund Class A shares at net asset value.

         The Board also considered the expenses incurred by the two funds. The Board noted that after the Reorganization Class A shareholders of New Technology Fund would pay a higher 12b-1 fee than they pay currently. As of November 30, 2002, New Technology Fund had an annual operating expense ratio that was higher than that of Global Science Fund, after existing fee waivers, for Class B and Class C shares while the total operating expense ratio for Class A shares of each fund were the same. After giving effect to existing fee waivers and expense reimbursements, the total operating expenses of Global Science Fund Class B and Class C shares are expected to be 15 basis points lower than those of Class B and Class C shares of New Technology Fund, and the total operating expenses of Class A shares of New Technology Fund are expected to remain the same after the Reorganization.

         The Reorganization may result in reduced revenues for AIM Advisors, since AIM Advisors receives lower management fees on the assets presently held by Global Science Fund. However, AIM Advisors could also benefit in the future if the assets of the combined fund grow faster than the assets of the individual funds would have grown in the absence of the Reorganization.

         Each Fund has agreed to pay its own expenses in connection with the Reorganization. Because the total operating expenses of New Technology Fund and Global Science Fund currently exceed the limitations agreed to by AIM Advisors, the expenses incurred by New Technology Fund and Global Science Fund in connection with the Reorganization will effectively be borne by AIM Advisors.

         In addition, the Board of Trustees noted that no initial sales or other charges would be imposed on any of the shares of Global Science Fund issued to the shareholders of New Technology Fund in connection with the Reorganization. Finally, the Board of Trustees reviewed the proposed structure of the Reorganization. The Board of Trustees noted that New Technology

Fund would be provided with an opinion of counsel that the Reorganization would be tax-free as to New Technology Fund and its shareholders.

         Based on the foregoing, and the information presented to them at its meeting on February 6, 2003, the Board of Trustees determined that the Reorganization will not dilute the interests of the shareholders of New Technology Fund and is in the best interests of the New Technology Fund shareholders in view of the factors described above. Therefore, the Board of Trustees recommended the approval of the Reorganization by the shareholders of New Technology Fund.

         At a meeting of the Board of Trustees of Global Science Fund held on February 6, 2003, the Board of Trustees of Global Science Fund also approved the Reorganization and determined that the Reorganization was in the best interests of Global Science Fund shareholders and will not dilute the interests of the shareholders of Global Science Fund.

OTHER TERMS

         The Agreement may be amended without shareholder approval by mutual agreement of AFG and AIF. If any amendment is made to the Agreement which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval.

         Each of AFG and AIF has made representations and warranties in the Agreement that are customary in matters such as the Reorganization. The obligations of AFG and AIF pursuant to the Agreement with respect to New Technology Fund or Global Science Fund are subject to various conditions, including the following:

         o the assets of New Technology Fund to be acquired by Global Science Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by New Technology Fund immediately prior to the Reorganization;

         o AIF's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

         o the shareholders of New Technology Fund shall have approved the Agreement; and

         o AFG and AIF shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP, that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for Federal income tax purposes for New Technology Fund, Global Science Fund or their shareholders.

         New Technology Fund and Global Science Fund have agreed to bear their own expenses in connection with the Reorganization. However, AIM Advisors has agreed to reimburse expenses and waive certain of its fees so that specified expense caps for the funds are not exceeded. As a result, AIM Advisors will effectively bear all of the expenses associated with the Reorganization.

         The Board of Trustees of AFG may waive without shareholder approval any default by AIF or any failure by AIF to satisfy any of the conditions to AFG's obligations as long as such a waiver will not have a material adverse effect on the benefits intended under the Agreement for the shareholders of New Technology Fund. The Agreement may be terminated and the Reorganization may be abandoned by either AFG or AIF at any time by mutual agreement of AFG and AIF, or by either party in the event that New Technology Fund shareholders do not approve the Agreement or if the Closing does not occur on or before September 1, 2003.

FEDERAL INCOME TAX CONSEQUENCES

         The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

         o the Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

         o no gain or loss will be recognized by New Technology Fund upon the transfer of its assets to Global Science Fund;

         o no gain or loss will be recognized by any shareholder of New Technology Fund upon the exchange of shares of New Technology Fund solely for shares of Global Science Fund;

         o the tax basis of the shares of Global Science Fund to be received by a shareholder of New Technology Fund will be the same as the tax basis of the shares of New Technology Fund surrendered in exchange therefor;

         o the holding period of the shares of Global Science Fund to be received by a shareholder of New Technology Fund will include the holding period for which such shareholder held the shares of New Technology Fund exchanged therefor, provided that such shares of New Technology Fund are capital assets in the hands of such shareholder as of the Closing;

         o no gain or loss will be recognized by Global Science Fund on the receipt of assets of New Technology Fund in exchange for shares of Global Science Fund and Global Science Fund's assumption of New Technology Fund's liabilities;

         o the tax basis of the assets of New Technology Fund in the hands of Global Science Fund will be the same as the tax basis of such assets in the hands of New Technology Fund immediately prior to the Reorganization;

         o the holding period of the assets of New Technology Fund to be received by Global Science Fund will include the holding period of such assets in the hands of New Technology Fund immediately prior to the Reorganization; and

         o the tax year of New Technology Fund will end on the date of the closing, and Global Science Fund will thereafter succeed to and take into account the capital loss carryover and certain other tax attributes of New Technology Fund, subject to all relevant conditions and limitations on the use of such tax benefits.

         Neither AFG nor AIF has requested or will request an advance ruling from the IRS as to the Federal tax consequences of the Reorganization. As a condition to Closing, Ballard Spahr Andrews & Ingersoll, LLP will render a favorable opinion to AFG and AIF as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon the accuracy, as of the date of Closing, of certain representations of AFG and AIF upon which Ballard Spahr Andrews & Ingersoll, LLP will rely in rendering its opinion. The conclusions reached in that opinion could be jeopardized if the representations of AFG or AIF are incorrect in any material respect.

         THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF NEW TECHNOLOGY FUND. NEW TECHNOLOGY FUND SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATION, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

ACCOUNTING TREATMENT

         The Reorganization will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to Global Science Fund of the assets of New Technology Fund will be the same as the book cost basis of such assets to New Technology Fund.

    ADDITIONAL INFORMATION ABOUT GLOBAL SCIENCE FUND AND NEW TECHNOLOGY FUND

         For more information with respect to AIF and Global Science Fund concerning the following topics, please refer to the Global Science Fund Prospectus as indicated: (i) see "Investment Objective and Strategies" and "Fund Management" for further information regarding AIF and Global Science Fund; (ii) see "Investment Objective and Strategies," "Fund Management," and "Other Information" for further information regarding management of AIF and Global Science Fund; (iii) see "Fund Management" and "Other Information" for further information regarding the shares of AIF and Global Science Fund; (iv) see "Fund Management," "Other Information," and "Shareholder Information" for further information regarding the purchase, redemption and repurchase of shares of AIF and Global Science Fund.

         For more information with respect to AFG and New Technology Fund concerning the following topics, please refer to the New Technology Fund Prospectus as indicated: (i) see "Investment Objective and Strategies" and "Fund Management" for further information regarding AFG and New Technology Fund; (ii) see discussion in "Investment Objective and Strategies," "Fund Management," and "Other Information" for further information regarding the shares of AFG and New Technology Fund; (iii) see "Fund Management," "Other Information," and "Shareholder Information" for further information regarding the purchase, redemption and repurchase of AFG and New Technology Fund.

                             RIGHTS OF SHAREHOLDERS

         AFG and AIF are both Delaware statutory trusts. Generally, there will be no material differences between the rights of shareholders under the Agreement and the Declaration of Trust of AFG and the rights of shareholders under the Agreement and the Declaration of Trust of AIF.

         OWNERSHIP OF NEW TECHNOLOGY FUND AND GLOBAL SCIENCE FUND SHARES

SIGNIFICANT HOLDERS

         Listed below is the name, address and percent ownership of each person who as of ________, 2003, to the knowledge of AFG, owned 5% or more of any class of the outstanding shares of New Technology Fund:

                                                                    PERCENT OWNED
                    CLASS OF   NUMBER OF SHARES   PERCENT OWNED      OF RECORD
NAME AND ADDRESS     SHARES         OWNED           OF RECORD*    AND BENEFICIALLY
----------------    --------   ----------------   -------------   ----------------










----------

* AFG has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

         Listed below is the name, address and percent ownership of each person who as of ________, 2003 to the knowledge of AIF, owned 5% or more of any class of the outstanding shares of Global Science Fund:

                                                                    PERCENT OWNED
                    CLASS OF   NUMBER OF SHARES   PERCENT OWNED      OF RECORD
NAME AND ADDRESS     SHARES         OWNED           OF RECORD*    AND BENEFICIALLY
----------------    --------   ----------------   -------------   ----------------









----------

* AIF has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.


SHARE OWNERSHIP BY EXECUTIVE OFFICERS AND TRUSTEES

         To the best of the knowledge of AIF, the ownership of shares of Global Science Fund by executive officers and trustees of AIF as a group constituted less than 1% of the outstanding shares of each class of such fund as of _____________, 2003. To the best of the knowledge of AFG, the ownership of shares of New Technology Fund by executive officers or trustees of AFG as a group constituted less than 1% of the outstanding shares of each class of such fund as of _____________, 2003.

                                 CAPITALIZATION

         The following table sets forth as of October 31, 2002, (i) the capitalization of New Technology Fund Class A, Class B and Class C shares, (ii) the capitalization of Global Science Fund Class A, Class B and Class C Shares, and (iii) the pro forma capitalization of Global Science Fund Class A, Class B, and Class C shares as adjusted to give effect to the transactions contemplated by the Agreement.

                   NEW TECHNOLOGY FUND AND GLOBAL SCIENCE FUND

                                                                           PRO FORMA
                                 NEW TECHNOLOGY     GLOBAL SCIENCE    GLOBAL SCIENCE FUND
                                      FUND               FUND            CLASS A SHARES
                                 CLASS A SHARES     CLASS A SHARES        AS ADJUSTED
                                 --------------     --------------     ------------------
Net Assets ...................    $ 18,148,863       $280,426,370         $298,575,233
Shares Outstanding ...........       8,310,312         57,390,013           61,094,815
Net Asset Value Per Share ....    $       2.18       $       4.89         $       4.89

                                                                           PRO FORMA
                                 NEW TECHNOLOGY     GLOBAL SCIENCE    GLOBAL SCIENCE FUND
                                       FUND              FUND            CLASS B SHARES
                                 CLASS B SHARES     CLASS B SHARES        AS ADJUSTED
                                 --------------     --------------     ------------------
Net Assets ...................    $ 11,698,901       $102,469,882         $114,168,783
Shares Outstanding ...........       5,432,118         22,452,284           25,013,480
Net Asset Value Per Share ....    $       2.15       $       4.56         $       4.56


                                                                           PRO FORMA
                                 NEW TECHNOLOGY     GLOBAL SCIENCE    GLOBAL SCIENCE FUND
                                       FUND              FUND            CLASS C SHARES
                                 CLASS C SHARES     CLASS C SHARES        AS ADJUSTED
                                 --------------     --------------     ------------------
Net Assets ...................    $  6,420,416       $ 15,960,996         $ 22,381,412
Shares Outstanding ...........       2,979,060          3,497,045            4,908,179
Net Asset Value Per Share ....    $       2.16       $       4.56         $       4.56


                                  LEGAL MATTERS

         Certain legal matters concerning AIF and its participation in the Reorganization, the issuance of shares of Global Science Fund in connection with the Reorganization and the tax consequences of the Reorganization will be passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, 51st Floor, Philadelphia, PA 19103-7599.

                           INFORMATION FILED WITH THE
                       SECURITIES AND EXCHANGE COMMISSION

         This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which AFG and AIF have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number for AFG's registration statement containing the Prospectus and Statement of Additional Information relating to New Technology Fund is Registration No. 811-01540. Such Prospectus and Statement of Additional Information are incorporated herein by reference. The SEC file number for AIF's registration statement containing the Prospectus and Statement of Additional Information relating to Global Science Fund is Registration No. 811-06463. Such Prospectus and Statement of Additional Information are incorporated herein by reference.

         AIF and AFG are subject to the informational requirements of the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by AFG and AIF (including the Registration Statement of AIF relating to Global Science Fund on Form N-14 of which this Proxy Statement/Prospectus is a part and which is hereby incorporated by reference) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional office of the SEC: 500 West Madison Street, 14th Floor, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at http://www.sec.gov that contains information regarding AIF, AFG and other registrants that file electronically with the SEC.

                                                                      APPENDIX I














                                    AGREEMENT

                                       and

                             PLAN OF REORGANIZATION

                                       for

                             AIM NEW TECHNOLOGY FUND

                             a separate portfolio of

                                 AIM FUNDS GROUP



                                February 6, 2003

                                TABLE OF CONTENTS

                                                                                                                PAGE

ARTICLE 1 DEFINITIONS.............................................................................................1
         Section 1.1.      Definitions............................................................................1

ARTICLE 2 TRANSFER OF ASSETS......................................................................................5
         Section 2.1.      Reorganization of New Technology Fund..................................................5
         Section 2.2.      Computation of Net Asset Value.........................................................5
         Section 2.3.      Valuation Date.........................................................................5
         Section 2.4.      Delivery...............................................................................6
         Section 2.5.      Termination of Series..................................................................6
         Section 2.6.      Issuance of Global Science Fund Shares.................................................6
         Section 2.7.      Investment Securities..................................................................7
         Section 2.8.      Liabilities............................................................................7

ARTICLE 3 REPRESENTATIONS AND WARRANTIES OF AFG...................................................................7
         Section 3.1.      Organization; Authority................................................................7
         Section 3.2.      Registration and Regulation of AFG.....................................................7
         Section 3.3.      Financial Statements...................................................................8
         Section 3.4.      No Material Adverse Changes; Contingent Liabilities....................................8
         Section 3.5.      New Technology Fund Shares; Liabilities; Business Operations...........................8
         Section 3.6.      Accountants............................................................................9
         Section 3.7.      Binding Obligation.....................................................................9
         Section 3.8.      No Breaches or Defaults................................................................9
         Section 3.9.      Authorizations or Consents............................................................10
         Section 3.10.     Permits...............................................................................10
         Section 3.11.     No Actions, Suits or Proceedings......................................................10
         Section 3.12.     Contracts.............................................................................11
         Section 3.13.     Properties and Assets.................................................................11
         Section 3.14.     Taxes.................................................................................11
         Section 3.15.     Benefit and Employment Obligations....................................................12
         Section 3.16.     Brokers...............................................................................12
         Section 3.17.     Voting Requirements...................................................................12
         Section 3.18.     State Takeover Statutes...............................................................12
         Section 3.19.     Books and Records.....................................................................12
         Section 3.20.     Prospectus and Statement of Additional Information....................................12
         Section 3.21.     No Distribution.......................................................................13
         Section 3.22.     Liabilities of New Technology Fund....................................................13
         Section 3.23.     Value of Shares.......................................................................13
         Section 3.24.     Shareholder Expenses..................................................................13
         Section 3.25.     Intercompany Indebtedness.............................................................13

ARTICLE 4 REPRESENTATIONS AND WARRANTIES OF AIF..................................................................13
         Section 4.1.      Organization; Authority...............................................................13
         Section 4.2.      Registration and Regulation of AIF....................................................13


         Section 4.3.      Financial Statements..................................................................14
         Section 4.4.      No Material Adverse Changes; Contingent Liabilities...................................14
         Section 4.5.      Registration of Global Science Fund Class A Shares, Global Science Fund Class B
                           Shares and Global Science Fund Class C Shares.........................................14
         Section 4.6.      Accountants...........................................................................15
         Section 4.7.      Binding Obligation....................................................................15
         Section 4.8.      No Breaches or Defaults...............................................................15
         Section 4.9.      Authorizations or Consents............................................................16
         Section 4.10.     Permits...............................................................................16
         Section 4.11.     No Actions, Suits or Proceedings......................................................16
         Section 4.12.     Taxes.................................................................................16
         Section 4.13.     Brokers...............................................................................17
         Section 4.14.     Representations Concerning the Reorganization.........................................17
         Section 4.15.     Prospectus and Statement of Additional Information....................................18
         Section 4.16.     Value of Shares.......................................................................18
         Section 4.17.     Intercompany Indebtedness; Consideration..............................................18

ARTICLE 5 COVENANTS..............................................................................................18
         Section 5.1.      Conduct of Business...................................................................18
         Section 5.2.      Announcements.........................................................................19
         Section 5.3.      Expenses..............................................................................19
         Section 5.4.      Further Assurances....................................................................19
         Section 5.5.      Notice of Events......................................................................19
         Section 5.6.      Access to Information.................................................................19
         Section 5.7.      Consents, Approvals and Filings.......................................................20
         Section 5.8.      Submission of Agreement to Shareholders...............................................20

ARTICLE 6 CONDITIONS PRECEDENT TO THE REORGANIZATION.............................................................20
         Section 6.1.      Conditions Precedent of AIF...........................................................20
         Section 6.2.      Mutual Conditions.....................................................................21
         Section 6.3.      Conditions Precedent of AFG...........................................................22

ARTICLE 7 TERMINATION OF AGREEMENT...............................................................................23
         Section 7.1.      Termination...........................................................................23
         Section 7.2.      Survival After Termination............................................................23

ARTICLE 8 MISCELLANEOUS..........................................................................................23
         Section 8.1.      Survival of Representations and Warranties............................................23
         Section 8.2.      Governing Law.........................................................................24
         Section 8.3.      Binding Effect, Persons Benefiting, No Assignment.....................................24
         Section 8.4.      Obligations of AIF and AFG............................................................24
         Section 8.5.      Amendments............................................................................24
         Section 8.6.      Enforcement...........................................................................24
         Section 8.7.      Interpretation........................................................................25
         Section 8.8.      Counterparts..........................................................................25
         Section 8.9.      Entire Agreement; Schedules...........................................................25
         Section 8.10.     Notices...............................................................................25


         Section 8.11.     Representations by AIM Advisors.......................................................26

Schedule 6.1(d)   Opinion of Counsel to AFG
Schedule 6.2(g)   Tax Opinions
Schedule 6.3(d)   Opinion of Counsel to AIF

                      AGREEMENT AND PLAN OF REORGANIZATION


                  AGREEMENT AND PLAN OF REORGANIZATION, dated as of February 6, 2003 (this "Agreement"), by and among AIM Funds Group, a Delaware statutory trust ("AFG"), acting on behalf of AIM New Technology Fund ("New Technology Fund"), a separate series of AFG, AIM Investment Funds, a Delaware statutory trust ("AIF"), acting on behalf of AIM Global Science and Technology Fund ("Global Science Fund"), a separate series of AIF, and A I M Advisors, Inc. ("AIM Advisors"), a Delaware corporation.

                                   WITNESSETH

                  WHEREAS, AFG is a management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios, including New Technology Fund, for sale to the public; and

                  WHEREAS, AIF is a management investment company registered with the SEC under the Investment Company Act that offers separate series of its shares representing interests in investment portfolios, including Global Science Fund, for sale to the public; and

                  WHEREAS, AIM Advisors provides investment advisory services to both AFG and AIF; and

                  WHEREAS, New Technology Fund desires to provide for its reorganization through the transfer of all of its assets to Global Science Fund in exchange for the assumption by Global Science Fund of all of the liabilities of New Technology Fund and the issuance by AIF of shares of Global Science Fund in the manner set forth in this Agreement; and

                  WHEREAS, this Agreement is intended to be and is adopted by the parties hereto as a Plan of Reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

                  NOW, THEREFORE, in consideration of the foregoing premises and the agreements and undertakings contained in this Agreement, AFG, AIF and AIM Advisors agree as follows:

                                    ARTICLE 1
                                   DEFINITIONS

         Section 1.1. Definitions. For all purposes in this Agreement, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

                  "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

                  "Affiliated Person" means an affiliated person as defined in
Section 2(a)(3) of the Investment Company Act.

                  "AFG" means AIM Funds Group, a Delaware statutory trust.

                  "AFG Registration Statement" means the registration statement on Form N-1A of AFG, as amended, 1940 Act Registration No. 881-01540.

                  "Agreement" means this Agreement and Plan of Reorganization, together with all schedules and exhibits attached hereto and all amendments hereto and thereof.

                  "AIF" means AIM Investment Funds, a Delaware statutory trust.

                  "AIF Registration Statement" means the registration statement on Form N-1A of AIF, as amended, 1940 Act Registration No. 881-05426.

                  "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by AFG on behalf of New Technology Fund, or otherwise providing benefits to any current or former employee, officer or trustee of AFG.

                  "Closing" means the transfer of the assets of New Technology Fund to Global Science Fund, the assumption of all of New Technology Fund's liabilities by Global Science Fund and the issuance of Global Science Fund Shares directly to New Technology Fund Shareholders as described in Section 2.1 of this Agreement.

                  "Closing Date" means June 23, 2003 or such other date as the parties may mutually determine.

                  "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

                  "Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Global Science Fund and New Technology Fund.

                  "Effective Time" means 8:00 a.m. Eastern Time on the Closing Date.

                  "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto.

                  "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

                  "Global Science Fund" means AIM Global Science and Technology Fund, a separate series of AIF.

                  "Global Science Fund Class A Shares" means Class A Shares of beneficial interest of Global Science Fund issued by AIF.

                  "Global Science Fund Class B Shares" means Class B Shares of beneficial interest of Global Science Fund issued by AIF.

                  "Global Science Fund Class C Shares" means Class C Shares of beneficial interest of Global Science Fund issued by AIF.

                  "Global Science Fund Financial Statements" shall have the meaning set forth in Section 4.3 of this Agreement.

                  "Global Science Fund Shares" means shares of beneficial interest of Global Science Fund issued pursuant to Section 2.6 of this Agreement.

                   "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the NASD Regulation, Inc., the Commodity Futures Trading Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

                  "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

                  "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

                  "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

                  "New Technology Fund" means AIM New Technology Fund, a separate series of AFG.

                  "New Technology Fund Class A Shares" means Class A shares of beneficial interest of New Technology Fund issued by AFG.

                  "New Technology Fund Class B Shares" means Class B shares of beneficial interest of New Technology Fund issued by AFG.

                  "New Technology Fund Class C Shares" means Class C shares of beneficial interest of New Technology Fund issued by AFG.

                  "New Technology Fund Financial Statements" shall have the meaning set forth in Section 3.3 of this Agreement.

                  "New Technology Fund Shareholders" means the holders of record as of the Effective Time of the issued and outstanding shares of beneficial interest in New Technology Fund.

                  "New Technology Fund Shareholders Meeting" means a meeting of the shareholders of New Technology Fund convened in accordance with applicable law and the Agreement and Declaration of Trust of AFG to consider and vote upon the approval of this Agreement and the Reorganization of New Technology Fund contemplated by this Agreement.

                  "New Technology Fund Shares" means the issued and outstanding shares of beneficial interest in New Technology Fund.

                  "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

                  "Reorganization" means the acquisition of the assets of New Technology Fund by Global Science Fund in consideration of the assumption by Global Science Fund of all of the liabilities of New Technology Fund and the issuance by AIF of Global Science Fund Shares directly to New Technology Fund Shareholders as described in this Agreement, and the termination of New Technology Fund's status as a designated series of shares of AFG.

                  "Required Shareholder Vote" shall have the meaning set forth in Section 3.17 of this Agreement.

                  "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

                  "SEC" means the United States Securities and Exchange Commission.

                  "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

                  "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

                  "Valuation Date" shall have the meaning set forth in Section
2.3 of this Agreement.

                                    ARTICLE 2
                               TRANSFER OF ASSETS

         Section 2.1. Reorganization of New Technology Fund. At the Effective Time, all of the assets of New Technology Fund shall be delivered to the Custodian for the account of Global Science Fund in exchange for the assumption by Global Science Fund of all of the liabilities of any kind of New Technology Fund and delivery by AIF directly to (i) the holders of record as of the Effective Time of the issued and outstanding Class A shares of New Technology Fund of a number of Global Science Fund Class A shares (including, if applicable, fractional shares rounded to the nearest thousandth), to (ii) the holders of record as of the Effective Time of the issued and outstanding Class B shares of New Technology Fund of a number of Global Science Fund Class B shares (including, if applicable, fractional shares rounded to the nearest thousandth), and to (iii) the holders of record as of the Effective Time of the issued and outstanding Class C shares of New Technology Fund of a number of Global Science Fund Class C shares (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the net value of the assets of New Technology Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, Global Science Fund will receive good and marketable title to such assets free and clear of all Liens.

         Section 2.2. Computation of Net Asset Value.

                  (a) The net asset value of Global Science Fund Shares, and the net value of the assets of New Technology Fund, shall, in each case, be determined as of the close of regular trading on the NYSE on the Valuation Date.

                  (b) The net asset value of Global Science Fund Shares shall be computed in accordance with the policies and procedures of Global Science Fund as described in the AIF Registration Statement.

                  (c) The net value of the assets of New Technology Fund to be transferred to Global Science Fund pursuant to this Agreement shall be computed in accordance with the policies and procedures of New Technology Fund as described in the AFG Registration Statement.

                  (d) All computations of value regarding the net assets of New Technology Fund and the net asset value of Global Science Fund Shares to be issued pursuant to this Agreement shall be made by agreement of AFG and AIF. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

         Section 2.3. Valuation Date. The assets of New Technology Fund and the net asset value per share of Global Science Fund Shares shall be valued as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the "Valuation Date"). The share transfer books of New Technology Fund will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of New

Technology Fund received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by New Technology Fund. Redemption requests thereafter received by New Technology Fund shall be deemed to be redemption requests for Global Science Fund Class A Shares, Global Science Fund Class B Shares or Global Science Fund Class C Shares, as applicable (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to New Technology Fund Shareholders under this Agreement.

         Section 2.4. Delivery.

                  (a) Assets held by New Technology Fund shall be delivered by AFG to the Custodian on the Closing Date. No later than three (3) business days preceding the Closing Date, AFG shall instruct the Custodian to transfer such assets to the account of Global Science Fund. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by New Technology Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of Global Science Fund at the Custodian.

                  (b) If, on the Closing Date, New Technology Fund is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by New Technology Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to New Technology Fund or its broker, then AIF shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if New Technology Fund has delivered to the Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by AIF or the Custodian, including brokers' confirmation slips.

         Section 2.5. Termination of Series. As soon as reasonably practicable after the Closing Date, the status of New Technology Fund as a designated series of shares of AFG shall be terminated; provided, however, that the termination of the status of New Technology Fund as a series of shares of AFG shall not be required if the Reorganization shall not have been consummated.

         Section 2.6. Issuance of Global Science Fund Shares. At the Effective Time, New Technology Fund Shareholders of record as of the close of regular trading on the NYSE on the Valuation Date holding New Technology Fund Class A shares shall be issued that number of full and fractional Class A shares of Global Science Fund having a net asset value equal to the net asset value of New Technology Fund Class A shares held by New Technology Fund Shareholders on the Valuation Date, New Technology Fund Shareholders of record as of the Valuation Date holding New Technology Fund Class B shares shall be issued that number of full and fractional Class B shares of Global Science Fund having a net asset value equal to the net asset value of New Technology Fund Class B Shares held by New Technology Fund Shareholders on the Valuation Date, and New Technology Fund Shareholders of record as of the Valuation Date holding New Technology Fund Class C shares shall be issued that number of full and fractional

Class C shares of Global Science Fund having a net asset value equal to the net asset value of New Technology Fund Class C shares held by New Technology Fund Shareholders on the Valuation Date. All issued and outstanding shares of beneficial interest in New Technology Fund shall thereupon be canceled on the books of AFG. AFG shall provide instructions to the transfer agent of AIF with respect to Global Science Fund Class A Shares, Global Science Fund Class B Shares and Global Science Fund Class C Shares to be issued to New Technology Fund Shareholders. AIF shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. AIF shall record on its books the ownership of Global Science Fund Class A, Global Science Fund Class B and Global Science Fund Class C Shares by New Technology Fund Shareholders and shall forward a confirmation of such ownership to New Technology Fund Shareholders. No redemption or repurchase of such shares credited to former New Technology Fund Shareholders in respect of New Technology Fund shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to AIF for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to AIF.

         Section 2.7. Investment Securities. On or prior to the Valuation Date, AFG shall deliver a list setting forth the securities New Technology Fund then owned together with the respective Federal income tax bases thereof. AFG shall provide to AIF on or before the Valuation Date, detailed tax basis accounting records for each security to be transferred to it pursuant to this Agreement. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to Global Science Fund hereunder. Such records shall be made available by AFG prior to the Valuation Date for inspection by the Treasurer (or his or her designee) or the auditors of AIF upon reasonable request.

         Section 2.8. Liabilities. New Technology Fund shall use reasonable best efforts to discharge all of its known liabilities, so far as may be possible, prior to the Closing Date.

                                    ARTICLE 3
                      REPRESENTATIONS AND WARRANTIES OF AFG

                  AFG, on behalf of New Technology Fund, represents and warrants to AIF that:

         Section 3.1. Organization; Authority. AFG is duly organized, validly existing and in good standing under the Delaware Statutory Trust Act, with all requisite trust power and authority to enter into this Agreement and perform its obligations hereunder.

         Section 3.2. Registration and Regulation of AFG. AFG is duly registered with the SEC as an investment company under the Investment Company Act and all New Technology Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by AFG to revoke or rescind any such registration or qualification. New Technology Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. New Technology Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the AFG Registration Statement currently in effect. The value of the net assets of New Technology Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of New Technology Fund and all purchases and redemptions of New Technology Fund Shares have been effected at the net asset value per share calculated in such manner.

         Section 3.3. Financial Statements. The books of account and related records of New Technology Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited financial statements for the fiscal year ended [December 31, 2002] of New Technology Fund previously delivered to AIF (the "New Technology Fund Financial Statements") present fairly in all material respects the financial position of New Technology Fund as at the dates indicated and the results of operations and changes in net assets for the periods then ended in accordance with generally accepted accounting principles applied on a consistent basis for the periods then ended.

         Section 3.4. No Material Adverse Changes; Contingent Liabilities. Since [December 31, 2002], no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of New Technology Fund or the status of New Technology Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by New Technology Fund or occurring in the ordinary course of business of New Technology Fund or AFG. There are no contingent liabilities of New Technology Fund not disclosed in the New Technology Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

         Section 3.5. New Technology Fund Shares; Liabilities; Business Operations.

                  (a) New Technology Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

                  (b) Since its inception, neither New Technology Fund nor any person related to New Technology Fund (as defined in section 1.368-1(e)(3) of the Treasury Regulations without regard to section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of New Technology Fund for consideration other than shares of New Technology Fund, except for shares redeemed in the ordinary course of New Technology Fund's business as an open-end investment company as required by the Investment Company Act, or (ii) made distributions with respect to New Technology Fund's Shares, except for (a) distributions necessary to satisfy the requirements of sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in New Technology Fund on the Effective Date.

                  (c) At the time of its Reorganization, New Technology Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire New Technology Fund Shares, except for the right of investors to acquire New Technology Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

                  (d) From the date it commenced operations and ending on the Closing Date, New Technology Fund will have conducted its historic business within the meaning of Section 1.368-1(d)(2) of the Income Tax Regulations under the Code in a substantially unchanged manner. In anticipation of its Reorganization, New Technology Fund will not dispose of assets that, in the aggregate, will result in less than fifty percent (50%) of its historic business assets (within the meaning of Section 1.368-1(d) of those regulations) being transferred to Global Science Fund.

                  (e) AFG does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.

         Section 3.6. Accountants. PricewaterhouseCoopers LLP, which has reported upon the New Technology Fund Financial Statements for the fiscal year ended December 31, 2002, is the independent public accountant as required by the Securities Act and the Exchange Act.

         Section 3.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by AFG on behalf of New Technology Fund and, assuming this Agreement has been duly executed and delivered by AIF and approved by New Technology Fund Shareholders, constitutes the legal, valid and binding obligation of AFG enforceable against AFG in accordance with its terms from and with respect to the revenues and assets of New Technology Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

         Section 3.8. No Breaches or Defaults. The execution and delivery of this Agreement by AFG on behalf of New Technology Fund and performance by AFG of its obligations hereunder has been duly authorized by all necessary trust action on the part of AFG, other than New Technology Fund Shareholders approval, and
(i) do not, and on the Closing Date will not, result in any violation of the Agreement and Declaration of Trust or by-laws of AFG and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of New Technology Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which AFG is a party or by which it may be bound and which relates to the assets of New Technology Fund or to which any property of New Technology Fund may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over AFG or any property of New Technology Fund. AFG is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         Section 3.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with Section 2.5 of this Agreement, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by AFG in connection with the due execution and delivery by AFG of this Agreement and the consummation by AFG of the transactions contemplated hereby.

         Section 3.10. Permits. AFG has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to New Technology Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of AFG there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

         Section 3.11. No Actions, Suits or Proceedings.

                  (a) There is no pending action, litigation or proceeding, nor, to the knowledge of AFG, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against AFG before any Governmental Authority which questions the validity or legality of this Agreement or of the actions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

                  (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of AFG, threatened in writing or, if probable of assertion, orally, against AFG affecting any property, asset, interest or right of New Technology Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to New Technology Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to AFG's conduct of the business of New Technology Fund affecting in any significant respect the conduct of such business. AFG is not, and has not been to the knowledge of AFG, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of New Technology Fund.

         Section 3.12. Contracts. AFG is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of New Technology Fund, by which the assets, business, or operations of New Technology Fund may be bound or affected, or under which it or the assets, business or operations of New Technology Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of AFG there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

         Section 3.13. Properties and Assets. New Technology Fund has good and marketable title to all properties and assets reflected in the New Technology Fund Financial Statements as owned by it, free and clear of all Liens, except as described in New Technology Fund Financial Statements.

         Section 3.14. Taxes.

                  (a) New Technology Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and is a separate corporation within the meaning of Section 851(g)(1) of the Code. New Technology Fund has qualified as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. New Technology Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of New Technology Fund as a "regulated investment company" for tax purposes and
(ii) eliminate any tax liability of New Technology Fund arising by reason of undistributed investment company taxable income or net capital gain, AFG will declare prior to the Valuation Date to the shareholders of New Technology Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of New Technology Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for its taxable year ended December 31, 2002 and for the short taxable year beginning on January 1, 2003 and ending on the Closing Date and (B) all of New Technology Fund's net capital gain recognized in its taxable year ended December 31, 2002 and in such short taxable year (after reduction for any capital loss carryover).

                  (b) New Technology Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the New Technology Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against New Technology Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Returns of New Technology Fund are currently being or have been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

         Section 3.15. Benefit and Employment Obligations. On or prior to the Closing Date, New Technology Fund will have no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and have no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person, except that New Technology Fund is liable for its proportionate share of the expenses arising in connection with the retirement and deferred compensation benefits made available to the directors and trustees of certain investment companies advised by AIM Advisors.

         Section 3.16. Brokers. No broker, finder or similar intermediary has acted for or on behalf of AFG in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with AFG or any action taken by it.

         Section 3.17. Voting Requirements. At the New Technology Fund Shareholders Meeting, approval of this Agreement and the Reorganization of New Technology Fund contemplated by this Agreement requires the affirmative vote of a majority of the outstanding voting securities of New Technology Fund. Under the Investment Company Act, the vote of a majority of outstanding voting securities of New Technology Fund means the affirmative vote of the lesser of
(a) 67% or more of the shares of New Technology Fund present at the meeting or represented by proxy if the holders of more than 50% of the outstanding shares of New Technology Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of New Technology Fund. Approval of this Agreement and the Reorganization of New Technology Fund contemplated by this Agreement also requires the affirmative vote of a majority of shares cast of each of the Class A, Class B and Class C shares of New Technology Fund, voting separately by class.

         Section 3.18. State Takeover Statutes. No state takeover statute or similar statute or regulation applies or purports to apply to the Reorganization, this Agreement or any of the transactions contemplated by this Agreement.

         Section 3.19. Books and Records. The books and records of AFG relating to New Technology Fund, reflecting, among other things, the purchase and sale of New Technology Fund Shares, the number of issued and outstanding shares owned by each New Technology Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

         Section 3.20. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for New Technology Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         Section 3.21. No Distribution. Global Science Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Agreement.

         Section 3.22. Liabilities of New Technology Fund. The liabilities of New Technology Fund that are to be assumed by Global Science Fund in connection with the Reorganization, or to which the assets of New Technology Fund to be transferred in the Reorganization are subject, were incurred by New Technology Fund in the ordinary course of its business. The fair market value of the assets of New Technology Fund to be transferred to Global Science Fund in the Reorganization will equal or exceed the sum of the liabilities to be assumed by Global Science Fund plus the amount of liabilities, if any, to which such transferred assets will be subject.

         Section 3.23. Value of Shares. The fair market value of Global Science Fund Class A Shares received by New Technology Fund Shareholders in the Reorganization will be approximately equal to the fair market value of New Technology Fund Class A shares constructively surrendered in exchange therefor, the fair market value of Global Science Fund Class B Shares received by New Technology Fund Shareholders in the Reorganization will be approximately equal to the fair market value of New Technology Fund Class B shares constructively surrendered in exchange therefor, and the fair market value of Global Science Fund Class C Shares received by New Technology Fund Shareholders in the Reorganization will be approximately equal to the fair market value of New Technology Fund Class C shares constructively surrendered in exchange therefor.

         Section 3.24. Shareholder Expenses. New Technology Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

         Section 3.25. Intercompany Indebtedness. There is no intercompany indebtedness between AFG and AIF that was issued or acquired, or will be settled, at a discount.

                                    ARTICLE 4
                      REPRESENTATIONS AND WARRANTIES OF AIF

                  AIF, on behalf of Global Science Fund, represents and warrants to AFG as follows:

         Section 4.1. Organization; Authority. AIF is duly organized, validly existing and in good standing under the Delaware Statutory Trust Act, with all requisite trust power and authority to enter into this Agreement and perform its obligations hereunder.

         Section 4.2. Registration and Regulation of AIF. AIF is duly registered with the SEC as an investment company under the Investment Company Act. Global Science Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Global Science Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the AIF Registration Statement. The value of the net assets of Global Science Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Global Science Fund and all purchases and redemptions of Global Science Fund Shares have been effected at the net asset value per share calculated in such manner.

         Section 4.3. Financial Statements. The books of account and related records of Global Science Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited financial statements for the fiscal year ended October 31, 2002, of Global Science Fund previously delivered to AFG (the "Global Science Fund Financial Statements") present fairly in all material respects the financial position of Global Science Fund as at the dates indicated and the results of operations and changes in net assets for the periods then ended in accordance with generally accepted accounting principles applied on a consistent basis for the periods then ended.

         Section 4.4. No Material Adverse Changes; Contingent Liabilities. Since October 31, 2002, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Global Science Fund or the status of Global Science Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Global Science Fund or occurring in the ordinary course of business of Global Science Fund or AIF. There are no contingent liabilities of Global Science Fund not disclosed in the Global Science Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

         Section 4.5. Registration of Global Science Fund Class A Shares, Global Science Fund Class B Shares and Global Science Fund Class C Shares.

                  (a) The shares of beneficial interest of AIF are divided into eight portfolios, including Global Science Fund. Global Science Fund currently has three classes of shares, Class A shares, Class B shares and Class C shares. Under its Agreement and Declaration of Trust, AIF is authorized to issue an unlimited number of Class A, Class B and Class C Shares of Global Science Fund.

                  (b) Global Science Fund Shares to be issued pursuant to
Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of AIF then in effect.

                  (c) Global Science Fund Shares to be issued pursuant to
Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization, Global Science Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Global Science Fund Class A, Global Science Fund Class B or Global Science Fund Class C shares, except for the right of investors to acquire Global Science Fund Class A Shares, Global Science Fund Class B Shares or Global Science Fund Class C Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

                  (d) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus") which forms a part of AIF's Registration Statement on Form N-14 shall be furnished to New Technology Fund Shareholders entitled to vote at the New Technology Fund Shareholders Meeting. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of Global Science Fund, when they become effective, shall conform to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to written information provided by AFG for inclusion in the Combined Proxy Statement/Prospectus.

                  (e) The shares of Global Science Fund which have been or are being offered for sale (other than the Global Science Fund Shares to be issued in connection with the Reorganization) have been duly registered under the Securities Act by the AIF Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by AIF to revoke or rescind any such registration or qualification.

         Section 4.6. Accountants. PricewaterhouseCoopers LLP, which has reported upon the Global Science Fund Financial Statements for the period ended October 31, 2002, is the independent public accountant as required by the Securities Act and the Exchange Act.

         Section 4.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by AIF on behalf of Global Science Fund and, assuming this Agreement has been duly executed and delivered by AFG, constitutes the legal, valid and binding obligation of AIF, enforceable against AIF in accordance with its terms from and with respect to the revenues and assets of Global Science Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court or law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

         Section 4.8. No Breaches or Defaults. The execution and delivery of this Agreement by AIF on behalf of Global Science Fund and performance by AIF of its obligations hereunder have been duly authorized by all necessary trust action on the part of AIF and (i) do not, and on the Closing Date will not, result in any violation of the Agreement and Declaration of Trust or by-laws of AIF and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Global Science Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material

Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which AIF is a party or by which it may be bound and which relates to the assets of Global Science Fund or to which any properties of Global Science Fund may be subject; (B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over AIF or any property of Global Science Fund. AIF is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         Section 4.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by AIF in connection with the due execution and delivery by AIF of this Agreement and the consummation by AIF of the transactions contemplated hereby.

         Section 4.10. Permits. AIF has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to Global Science Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of AIF there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

         Section 4.11. No Actions, Suits or Proceedings.

                  (a) There is no pending action, suit or proceeding, nor, to the knowledge of AIF, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against AIF before any Governmental Authority which questions the validity or legality of this Agreement or of the transactions contemplated hereby, or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

                  (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of AIF, threatened in writing or, if probable of assertion, orally, against AIF, affecting any property, asset, interest or right of Global Science Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Global Science Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to AIF's conduct of the business of Global Science Fund affecting in any significant respect the conduct of such business. AIF is not, and has not been, to the knowledge of AIF, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Global Science Fund.

         Section 4.12. Taxes.

                  (a) Global Science Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and is a separate corporation within the meaning of

Section 851(g)(1) of the Code. Global Science Fund has qualified as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Global Science Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

                  (b) Global Science Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Global Science Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Global Science Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Global Science Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

         Section 4.13. Brokers. No broker, finder or similar intermediary has acted for or on behalf of AIF in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with AIF or any action taken by it.

         Section 4.14. Representations Concerning the Reorganization.

                  (a) AIF has no plan or intention to reacquire any Global Science Fund Shares issued in the Reorganization, except to the extent that Global Science Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

                  (b) Global Science Fund has no plan or intention to sell or otherwise dispose of any of the assets of New Technology Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code.

                  (c) Following the Reorganization, Global Science Fund will continue an "historic business" (within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code) of New Technology Fund or use a significant portion of New Technology Fund's historic business assets in a business.

                  (d) Prior to or in the Reorganization, neither Global Science Fund nor any person related to Global Science Fund (for purposes of this paragraph as defined in section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of New Technology Fund with consideration other than shares of Global Science Fund. There is no plan or intention by Global Science Fund or any person related to Global Science Fund to acquire or redeem any of the Global Science Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Global Science Fund's business as an open-end investment company as required by the Investment Company Act.

         Section 4.15. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Global Science Fund as of the date on which it was issued does not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date does not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         Section 4.16. Value of Shares. The fair market value of Global Science Fund Class A Shares received by New Technology Fund Shareholders in the Reorganization will be approximately equal to the fair market value of New Technology Fund Class A shares constructively surrendered in exchange therefor, the fair market value of Global Science Fund Class B Shares received by New Technology Fund Shareholders in the Reorganization will be approximately equal to the fair market value of New Technology Fund Class B shares constructively surrendered therefor, and the fair market value of Global Science Fund Class C Shares received by New Technology Fund Shareholders in the Reorganization will be approximately equal to the fair market value of New Technology Fund Class C shares constructively surrendered therefor.

         Section 4.17. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between AFG and AIF that was issued or acquired, or will be settled, at a discount. No consideration other than Global Science Fund Shares (and Global Science Fund's assumption of New Technology Fund's liabilities, including for this purpose all liabilities to which the assets of New Technology Fund are subject) will be issued in exchange for the assets of New Technology Fund acquired by Global Science Fund in connection with the Reorganization. The fair market value of the assets of New Technology Fund transferred to Global Science Fund in the Reorganization will equal or exceed the sum of the liabilities assumed by Global Science Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.

                                    ARTICLE 5
                                    COVENANTS

         Section 5.1. Conduct of Business.

                  (a) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), AFG shall conduct the business of New Technology Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business of New Technology Fund in the ordinary course in all material respects.

                  (b) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), AIF shall conduct the business of Global Science Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business relations necessary to conduct the business operations of Global Science Fund in the ordinary course in all material respects.

         Section 5.2. Announcements. AFG and AIF shall consult with each other before issuing any press release or otherwise making any public statements with respect to this Agreement and the transactions contemplated by this Agreement, and neither AFG nor AIF shall issue any such press release or make any public statement without the prior written approval of the other party to this Agreement, such approval not to be unreasonably withheld, except as may be required by law.

         Section 5.3. Expenses. New Technology Fund and Global Science Fund shall each, respectively, bear the expenses they incur in connection with this Agreement and the Reorganization and other transactions contemplated hereby.

         Section 5.4. Further Assurances. Each of the parties hereto shall execute such documents and other papers and perform such further acts as may be reasonably required to carry out the provisions hereof and the transactions contemplated hereby. Each such party shall, on or prior to the Closing Date, use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to the consummation of the Reorganization, including the execution and delivery of any documents, certificates, instruments or other papers that are reasonably required for the consummation of the Reorganization.

         Section 5.5. Notice of Events. AIF shall give prompt notice to AFG, and AFG shall give prompt notice to AIF, of (a) the occurrence or non-occurrence of any event which to the knowledge of AIF or to the knowledge of AFG, the occurrence or non-occurrence of which would be likely to result in any of the conditions specified in (i) in the case of AFG, Sections 6.1 and 6.2 or (ii) in the case of AIF, Sections 6.2 and 6.3, not being satisfied so as to permit the consummation of the Reorganization and (b) any material failure on its part, or on the part of the other party hereto of which it has knowledge, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this Section 5.5 shall not limit or otherwise affect the remedies available hereunder to any party.

         Section 5.6. Access to Information.

                  (a) AFG will, during regular business hours and on reasonable prior notice, allow AIF and its authorized representatives reasonable access to the books and records of

AFG pertaining to the assets of New Technology Fund and to officers of AFG knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of AFG.

                  (b) AIF will, during regular business hours and on reasonable prior notice, allow AFG and its authorized representatives reasonable access to the books and records of AIF pertaining to the assets of Global Science Fund and to officers of AIF knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of AIF.

         Section 5.7. Consents, Approvals and Filings. Each of AFG and AIF shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganization and the other transactions contemplated by this Agreement. In addition, each of AFG and AIF shall use its reasonable best efforts, and shall cooperate fully with each other (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganization and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganization and the other transactions contemplated herein. Each of AFG and AIF shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

         Section 5.8. Submission of Agreement to Shareholders. AFG shall take all action necessary in accordance with applicable law and its Agreement and Declaration of Trust and by-laws to convene the New Technology Fund Shareholders Meeting. AFG shall, through its Board of Trustees, recommend to New Technology Fund Shareholders approval of this Agreement and the transactions contemplated by this Agreement. AFG shall use its reasonable best efforts to hold a New Technology Fund Shareholders Meeting as soon as practicable after the date hereof.

                                    ARTICLE 6
                   CONDITIONS PRECEDENT TO THE REORGANIZATION

         Section 6.1. Conditions Precedent of AIF. The obligation of AIF to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by AIF.

                  (a) The representations and warranties of AFG on behalf of New Technology Fund participating in the Reorganization set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

                  (b) AFG shall have complied with and satisfied in all material respects all agreements and conditions relating to New Technology Fund participating in the Reorganization set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

                  (c) AIF shall have received at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of AFG, in such individual's capacity as an officer of AFG and not as an individual, to the effect that the conditions specified in Section 6.1(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of AFG certifying as to the accuracy and completeness of the attached Agreement and Declaration of Trust and by-laws of AFG, and resolutions, consents and authorizations of or regarding AFG with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                  (d) AIF shall have received the signed opinion of Ballard Spahr Andrews & Ingersoll, LLP, counsel to AFG, or other counsel reasonably acceptable to AIF, in form and substance reasonably acceptable to counsel for AIF, as to the matters set forth in Schedule 6.1(d).

                  (e) The dividend or dividends described in the last sentence of Section 3.14(a) shall have been declared.

         Section 6.2. Mutual Conditions. The obligations of AFG and AIF to consummate a Reorganization are subject to the satisfaction, at or prior to the Closing Date, of all of the following further conditions, any one or more of which may be waived in writing by AFG and AIF, but only if and to the extent that such waiver is mutual.

                  (a) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date from Governmental Authorities in connection with the execution and delivery of this Agreement and the consummation of the transactions contemplated herein by AFG and AIF shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

                  (b) This Agreement, the Reorganization of New Technology Fund and related matters shall have been approved and adopted at the New Technology Fund Shareholders Meeting by the shareholders of New Technology Fund on the record date by the Required Shareholder Vote.

                  (c) The assets of New Technology Fund to be acquired by Global Science Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by New Technology Fund immediately prior to the Reorganization. For purposes of this
Section 6.2(c), assets used by New Technology Fund to pay the expenses it incurs in connection with this Agreement and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of New Technology

Fund's business as a series of an open-end management investment company) after the date of this Agreement shall be included as assets of New Technology Fund held immediately prior to the Reorganization.

                  (d) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the party or parties invoking this condition shall use reasonable efforts to have any such order or injunction vacated.

                  (e) The Registration Statement on Form N-14 filed by AIF with respect to Global Science Fund Shares to be issued to New Technology Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

                  (f) AFG and AIF shall have received on or before the Closing Date an opinion of Ballard Spahr Andrews & Ingersoll, LLP ("BSA&I") in form and substance reasonably acceptable to AFG, and AIF, as to the matters set forth on
Schedule 6.2(f). In rendering such opinion, BSA&I may request and rely upon representations contained in certificates of officers of AFG, AIF and others, and the officers of AFG and AIF shall use their best efforts to make available such truthful certificates.

         Section 6.3. Conditions Precedent of AFG. The obligation of AFG to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by AFG.

                  (a) The representations and warranties of AIF on behalf of Global Science Fund participating in the Reorganization set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

                  (b) AIF shall have complied with and satisfied in all material respects all agreements and conditions relating to Global Science Fund participating in the Reorganization set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

                  (c) AFG shall have received on the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of AIF, in such individual's capacity as an officer of AIF and not as an individual, to the effect that the conditions specified in Sections 6.3(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of AIF certifying as to the accuracy and completeness of the attached Agreement and Declaration of Trust and by-laws, as amended, of AIF and resolutions, consents and authorizations of or regarding AIF with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                  (d) AFG shall have received the signed opinion of Ballard Spahr Andrews & Ingersoll, LLP, counsel to AIF, or other counsel reasonably acceptable to AFG, in form and substance reasonably acceptable to counsel for AIF, as to the matters set forth on Schedule 6.3(d).

                                    ARTICLE 7
                            TERMINATION OF AGREEMENT

         Section 7.1. Termination.

                  (a) This Agreement may be terminated on or prior to the Closing Date as follows:

                           (i) by mutual written consent of AFG and AIF; or

                           (ii) at the election of AFG or AIF:

                                    (A) if the Closing Date shall not be on or
                           before September 1, 2003, or such later date as the parties hereto may agree upon, unless the failure to consummate the Reorganization is the result of a willful and material breach of this Agreement by the party seeking to terminate this Agreement;

                                    (B) if, upon a vote at the New Technology
                           Fund Shareholders Meeting or any adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.8; or

                                    (C) if any Governmental Authority shall have
                           issued an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

                  (b) The termination of this Agreement shall be effectuated by the delivery by the terminating party to the other party of a written notice of such termination.

         Section 7.2. Survival After Termination. If this Agreement is terminated in accordance with Section 7.1 hereof and the Reorganization of New Technology Fund is not consummated, this Agreement shall become void and of no further force and effect with respect to such Reorganization and the respective New Technology Fund, except for the provisions of Section 5.3.

                                    ARTICLE 8
                                  MISCELLANEOUS

         Section 8.1. Survival of Representations and Warranties. The representations, warranties and covenants in this Agreement or in any certificate or instrument delivered pursuant to this Agreement shall survive the consummation of the transactions contemplated hereunder for a period of one (1) year following the Closing Date.

         Section 8.2. Governing Law. This Agreement shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

         Section 8.3. Binding Effect, Persons Benefiting, No Assignment. This Agreement shall inure to the benefit of and be binding upon the parties hereto and the respective successors and assigns of the parties and such Persons. Nothing in this Agreement is intended or shall be construed to confer upon any entity or Person other than the parties hereto and their respective successors and permitted assigns any right, remedy or claim under or by reason of this Agreement or any part hereof. Without the prior written consent of the parties hereto, this Agreement may not be assigned by any of the parties hereto.

         Section 8.4. Obligations of AIF and AFG.

                  (a) AFG and AIF hereby acknowledge and agree that Global Science Fund is a separate investment portfolio of AIF, that AIF is executing this Agreement on behalf of Global Science Fund, and that any amounts payable by AIF under or in connection with this Agreement shall be payable solely from the revenues and assets of Global Science Fund. AFG further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of AIF in his or her capacity as an officer of AIF intending to bind AIF as provided herein, and that no officer, trustee or shareholder of AIF shall be personally liable for the liabilities or obligations of AIF incurred hereunder.

                  (b) AFG and AIF hereby acknowledge and agree that New Technology Fund is a separate investment portfolio of AFG, that AFG is executing this Agreement on behalf of New Technology Fund and that any amounts payable by AFG under or in connection with this Agreement shall be payable solely from the revenues and assets of New Technology Fund. AIF further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of AFG in his or her capacity as an officer of AFG intending to bind AFG as provided herein, and that no officer, trustee or shareholder of AFG shall be personally liable for the liabilities of AFG incurred hereunder.

         Section 8.5. Amendments. This Agreement may not be amended, altered or modified except by a written instrument executed by AFG and AIF.

         Section 8.6. Enforcement. The parties agree irreparable damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions of this Agreement in any court of the United States or any state having jurisdiction, in addition to any other remedy to which they are entitled at law or in equity.

         Section 8.7. Interpretation. When a reference is made in this Agreement to a Section or Schedule, such reference shall be to a Section of, or a Schedule to, this Agreement unless otherwise indicated. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include," "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation." Each representation and warranty contained in Article 3 or 4 that relates to a general category of a subject matter shall be deemed superseded by a specific representation and warranty relating to a subcategory thereof to the extent of such specific representation or warranty.

         Section 8.8. Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed an original and each of which shall constitute one and the same instrument.

         Section 8.9. Entire Agreement; Schedules. This Agreement, including the Schedules, certificates and lists referred to herein, and any documents executed by the parties simultaneously herewith or pursuant thereto, constitute the entire understanding and agreement of the parties hereto with respect to the subject matter hereof and supersedes all other prior agreements and understandings, written or oral, between the parties with respect to such subject matter.

         Section 8.10. Notices. All notices, requests, demands and other communications hereunder shall be in writing and shall be deemed to have been duly given when delivered by hand or by overnight courier, two days after being sent by registered mail, return receipt requested, or when sent by telecopier (with receipt confirmed), provided, in the case of a telecopied notice, a copy is also sent by registered mail, return receipt requested, or by courier, addressed as follows (or to such other address as a party may designate by notice to the other):

         (a)      If to AFG:

                  AIM Funds Group
                  11 Greenway Plaza, Suite 100
                  Houston, Texas 77046-1173
                  Attn: Carol F. Relihan, Esq.
                  Fax: (713) 993-9185

                  with a copy to:

                  Ballard Spahr Andrews & Ingersoll, LLP
                  1735 Market Street, 51st Floor
                  Philadelphia, Pennsylvania 19103-7599
                  Attn: William H. Rheiner, Esq.
                  Fax: (215) 864-8999

         (b)      If to AIF:

                  AIM Investment Funds
                  11 Greenway Plaza, Suite 100
                  Houston, Texas 77046-1173
                  Attn: Carol F. Relihan, Esq.
                  Fax: (713) 993-9185

                  with a copy to:

                  Ballard Spahr Andrews & Ingersoll, LLP
                  1735 Market Street, 51st Floor
                  Philadelphia, Pennsylvania 19103-7599
                  Attn: William H. Rheiner, Esq.
                  Fax: (215) 864-8999

         Section 8.11. Representations by AIM Advisors. In its capacity as investment adviser to AFG, AIM Advisors represents to AIF that to the best of its knowledge the representations and warranties of AFG and New Technology Fund contained in this Agreement are true and correct as of the date of this Agreement. In its capacity as investment adviser to AIF, AIM Advisors represents to AFG that to the best of its knowledge the representations and warranties of AIF and Global Science Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11, the best knowledge standard shall be deemed to mean that the officers of AIM Advisors who have substantive responsibility for the provision of investment advisory services to AFG and AIF do not have actual knowledge to the contrary after due inquiry.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.

                                    AIM FUNDS GROUP, acting
                                    on behalf of AIM New Technology Fund



                                    By:     /s/ ROBERT H. GRAHAM
                                       -----------------------------------------


                                    AIM INVESTMENT FUNDS, acting on behalf of AIM Global Science and Technology Fund



                                    By:     /s/ ROBERT H. GRAHAM
                                       -----------------------------------------


                                    A I M Advisors, Inc.



                                    By:    /s/ MARK H. WILLIAMSON
                                       -----------------------------------------

                                 Schedule 6.1(d)

                            Opinion of Counsel to AFG

         1. AFG is validly existing as a statutory trust under the Delaware Statutory Trust Act.

         2. AFG is an open-end, management investment company registered under the Investment Company Act of 1940.

         3. The execution, delivery and performance of the Agreement by AFG have been duly authorized and approved by all requisite trust action on the part of AFG. The Agreement has been duly executed and delivered by AFG and constitutes the valid and binding obligation of AFG acting on behalf of New Technology Fund.

         4. New Technology Fund Shares outstanding on the date hereof have been duly authorized and validly issued, and assuming that the consideration described in the New Technology Fund prospectus was received in connection therewith, are fully paid and are non-assessable.

         5. To the best of our knowledge, New Technology Fund is not required to submit any notice, report or other filing with or obtain any authorization, consent or approval from any governmental authority of the United States or self regulatory organization prior to the consummation of the transactions contemplated by the Agreement other than such notices, reports or other filings as have previously been made or such authorizations, consents or approvals as have been previously obtained.

         We confirm to you that to our knowledge, no litigation or governmental proceeding is pending or threatened in writing against Global Science Fund (i) with respect to the Agreement or (ii) which involves in excess of $500,000 in damages.

                                 Schedule 6.2(f)

                                  Tax Opinions

                  (i) The transfer of the assets of New Technology Fund to Global Science Fund in exchange for Global Science Fund Shares distributed directly to New Technology Fund Shareholders, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and that New Technology Fund and Global Science Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by New Technology Fund on the transfer of its assets to Global Science Fund solely in exchange for Global Science Fund Class A Shares, Global Science Fund Class B Shares and Global Science Fund Class C Shares or on the distribution of Global Science Fund Class A Shares, Global Science Fund Class B Shares and Global Science Fund Class C Shares to New Technology Fund Shareholders.

                  (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by Global Science Fund upon the receipt of assets of New Technology Fund in exchange for Global Science Fund Class A Shares, Global Science Fund Class B Shares and Global Science Fund Class C Shares issued directly to New Technology Fund Shareholders.

                  (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by New Technology Fund Shareholders on the receipt of Global Science Fund Class A Shares, Global Science Fund Class B Shares and Global Science Fund Class C Shares in exchange for New Technology Fund Shares.

                  (v) In accordance with Section 362(b) of the Code, the basis to Global Science Fund of the assets of New Technology Fund will be the same as the basis of such assets in the hands of New Technology Fund immediately prior to the Reorganization.

                  (vi) In accordance with Section 358(a) of the Code, a New Technology Fund Shareholder's basis for Global Science Fund Class A Shares, Global Science Fund Class B Shares or Global Science Fund Class C Shares received by the New Technology Fund Shareholder will be the same as his basis for New Technology Fund Shares exchanged therefor.

                  (vii) In accordance with Section 1223(1) of the Code, a New Technology Fund Shareholder's holding period for Global Science Fund Class A Shares, Global Science Fund Class B Shares or Global Science Fund Class C Shares will be determined by including New Technology Fund Shareholder's holding period for New Technology Fund Shares exchanged therefor, provided that the New Technology Fund Shareholder held New Technology Fund Shares as a capital asset.

                  (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of New Technology Fund transferred to Global Science Fund in the

Reorganization will include the holding period for such assets in the hands of New Technology Fund.

                                 Schedule 6.3(d)

                            Opinion of Counsel to AIF

         1. AIF is validly existing as a statutory trust under the Delaware Statutory Trust Act.

         2. AIF is an open-end, management investment company registered under the Investment Company Act of 1940.

         3. The execution, delivery and performance of the Agreement by AIF have been duly authorized and approved by all requisite trust action on the part of AIF. The Agreement has been duly executed and delivered by AIF and constitutes the valid and binding obligation of AIF acting on behalf of Global Science Fund.

         4. Class A shares, Class B shares and Class C shares of Global Science Fund to be issued pursuant to the Agreement have been duly authorized, and upon completion of the transactions described in the Agreement, will be validly issued, fully paid and non-assessable.

         5. To the best of our knowledge, Global Science Fund is not required to submit any notice, report or other filing with or obtain any authorization, consent or approval from any governmental authority of the United States or self regulatory organization prior to the consummation of the transactions contemplated by the Agreement other than such notices, reports or other filings as have previously been made or such authorizations, consents or approvals as have been previously obtained.

         We confirm to you that to our knowledge, no litigation or governmental proceeding is pending or threatened in writing against Global Science Fund (i) with respect to the Agreement or (ii) which involves in excess of $500,000 in damages.

                     AIM GLOBAL SCIENCE AND TECHNOLOGY FUND

                     March 3, 2003

                     Prospectus

                     AIM Global Science and Technology Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

INVEST WITH DISCIPLINE                                   [AIM LOGO APPEARS HERE]
--Registered Trademark--                                --Registered Trademark--

                     --------------------------------------
                     AIM GLOBAL SCIENCE AND TECHNOLOGY FUND
                     --------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-7

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                     --------------------------------------
                     AIM GLOBAL SCIENCE AND TECHNOLOGY FUND
                     --------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of science and technology industry companies. Science and technology industry companies are those that develop, manufacture or sell computer and electronic components and equipment, software, semiconductors, Internet technology, communications services and equipment, mobile communications, broadcasting, biotechnology, healthcare, medical equipment and devices, aerospace and defense, media, and environmental services.

    In complying with the 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund may also invest in debt securities issued by science and technology industry companies, or in equity and debt securities of other companies the portfolio managers believe will benefit from developments in the science and technology industry.

    The fund will normally invest in the securities of companies located in at least three countries including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 40% of its total assets in the securities of issuers in any one country, other than the U.S.

    The fund may invest in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., "junk bonds." For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the fund's portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The fund's portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    Because the fund focuses its investments in the science and technology industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

    The value of the fund's shares is particularly vulnerable to factors affecting the science and technology industries, such as substantial government regulations and the need for governmental approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology industry and the value of your shares include rapid obsolescence of products and services, short product cycles, and aggressive pricing. Many technology companies are small and at an earlier state of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets, and financial and managerial resources.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social

                     --------------------------------------
                     AIM GLOBAL SCIENCE AND TECHNOLOGY FUND
                     --------------------------------------

  instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies and governments located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                     --------------------------------------
                     AIM GLOBAL SCIENCE AND TECHNOLOGY FUND
                     --------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1993..................................................................   47.66%
1994..................................................................   -4.40%
1995..................................................................    8.59%
1996..................................................................    5.24%
1997..................................................................   13.18%
1998..................................................................   18.14%
1999..................................................................  108.08%
2000..................................................................  -38.86%
2001..................................................................  -54.15%
2002..................................................................  -44.00%


    During the periods shown in the bar chart, the highest quarterly return was 62.18% (quarter ended December 31, 1999) and the lowest quarterly return was -50.36% (quarter ended March 31, 2001).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods
ended December 31,                                                     SINCE     INCEPTION
2002)                               1 YEAR     5 YEARS    10 YEARS  INCEPTION(1)    DATE
------------------------------------------------------------------------------------------
Class A                                                                           01/27/92
  Return Before Taxes                (46.69)%   (18.14)%    (3.91)%       --
  Return After Taxes on
    Distributions                    (46.69)    (19.18)     (5.23)        --
  Return After Taxes on
    Distributions and Sale
    of Fund Shares                   (28.67)    (11.34)     (1.64)        --
Class B                                                                           04/01/93
  Return Before Taxes                (47.03)    (18.00)        --      (4.61)
Class C                                                                           03/01/99
  Return Before Taxes                (44.80)        --         --     (26.84)
------------------------------------------------------------------------------------------
S&P 500(2) (reflects no deduction
  for fees, expenses, or taxes)      (22.09)     (0.58)      9.34         --
------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

                     --------------------------------------
                     AIM GLOBAL SCIENCE AND TECHNOLOGY FUND
                     --------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                 CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                    4.75%      None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                 None(1,2)  5.00%      1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                    CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
Management Fees                                       0.97%     0.97%     0.97%

Distribution and/or Service (12b-1) Fees              0.50      1.00      1.00

Other Expenses                                        1.09      1.09      1.09

Total Annual Fund Operating Expenses                  2.56      3.06      3.06

Fee Waivers(4)                                        0.55      0.55      0.55

Net Expenses                                          2.01      2.51      2.51
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The investment advisor has contractually agreed to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) on Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. The expense limitation agreement is in effect from July 1, 2002 through June 30, 2003.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $722    $1,234    $1,771     $3,233
Class B                                      809     1,245     1,806      3,258
Class C                                      409       945     1,606      3,374
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $722    $1,234    $1,771     $3,233
Class B                                      309       945     1,606      3,258
Class C                                      309       945     1,606      3,374
--------------------------------------------------------------------------------

                     --------------------------------------
                     AIM GLOBAL SCIENCE AND TECHNOLOGY FUND
                     --------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2002, the advisor received compensation of 0.42% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Abel Garcia (lead manager) Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was a Senior Portfolio Manager for Waddell & Reed.

- Warren Tennant, Senior Analyst, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000 he attended graduate school at the University of Texas where he earned his M.B.A. From 1993 to 1998, he worked as a lead auditor for Exxon.

More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Global Science and Technology Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                     --------------------------------------
                     AIM GLOBAL SCIENCE AND TECHNOLOGY FUND
                     --------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                     CLASS A
                                                    -------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                    -------------------------------------------------------------------------
                                                      2002           2001            2000                 1999         1998
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   7.41       $  30.61       $    26.44           $    16.28    $  18.04
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.12)(a)      (0.20)(a)         0.06(a)(b)          (0.25)      (0.17)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           (2.40)        (19.12)            7.23                10.97       (0.39)
=============================================================================================================================
    Total from investment operations                   (2.52)        (19.32)            7.29                10.72       (0.56)
=============================================================================================================================
Less distributions from net realized gains                --          (3.88)           (3.12)               (0.56)      (1.20)
=============================================================================================================================
Net asset value, end of period                      $   4.89       $   7.41       $    30.61           $    26.44    $  16.28
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                       (34.01)%       (71.16)%          27.52%               67.63%      (3.16)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $280,426       $438,702       $1,513,595           $1,023,124    $713,904
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      2.01%(d)       1.98%            1.63%                1.77%       1.88%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   2.56%(d)       2.03%            1.63%                1.77%       1.88%
=============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (1.76)%(d)     (1.57)%           0.16%               (1.11)%     (0.93)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                  115%           173%             111%                 122%         75%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Includes adjustments in accordance with generally accepted accounting principals and does not include sales charges.
(d) Ratios are based on average daily assets of $393,080,194.

                     --------------------------------------
                     AIM GLOBAL SCIENCE AND TECHNOLOGY FUND
                     --------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                  CLASS B
                                                   ----------------------------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
                                                   ----------------------------------------------------------------------
                                                     2002         2001           2000              1999            1998
                                                   ---------    --------      ----------         ---------       --------
Net asset value, beginning of period               $   6.96     $  29.17      $    25.43         $  15.76        $  17.58
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.14)(a)    (0.25)(a)       (0.11)(a)(b)     (0.35)          (0.25)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                   (2.26)      (18.08)           6.97            10.58           (0.37)
=========================================================================================================================
    Total from investment operations                  (2.40)      (18.33)           6.86            10.23           (0.62)
=========================================================================================================================
Less distributions from net realized gains               --        (3.88)         (3.12)            (0.56)          (1.20)
=========================================================================================================================
Net asset value, end of period                     $   4.56     $   6.96      $    29.17         $  25.43        $  15.76
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                      (34.48)%     (71.30)%         26.87%           66.84%          (3.67)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $102,470     $287,394      $1,414,915         $898,400        $614,715
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     2.51%(d)     2.48%           2.13%            2.28%           2.38%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                  3.06%(d)     2.53%           2.13%            2.28%           2.38%
=========================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                          (2.26)%(d)    (2.07)%        (0.34)%          (1.62)%         (1.43)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                 115%         173%            111%             122%             75%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Includes adjustments in accordance with generally accepted accounting principals and does not include contingent deferred sales charges.
(d) Ratios are based on average daily net assets of $195,277,846.


                                                                                CLASS C
                                                  --------------------------------------------------------------------
                                                                                                        MARCH 1, 1999
                                                                                                        (DATE SALES
                                                             YEAR ENDED OCTOBER 31,                     COMMENCED) TO
                                                  --------------------------------------------          OCTOBER 31,
                                                   2002            2001                 2000               1999
                                                  --------        -------             --------          --------------
Net asset value, beginning of period              $  6.96         $ 29.16             $  25.43             $ 19.23
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.14)(a)       (0.25)(a)            (0.11)(a)(b)        (0.11)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        (2.26)         (18.07)                6.96                6.31
======================================================================================================================
    Total from investment operations                (2.40)         (18.32)                6.85                6.20
======================================================================================================================
Less distributions from net realized gains             --           (3.88)               (3.12)                 --
======================================================================================================================
Net asset value, end of period                    $  4.56         $  6.96             $  29.16             $ 25.43
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(c)                                    (34.48)%        (71.29)%              26.83%              32.24%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $15,961         $28,652             $114,667             $12,352
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                   2.51%(d)        2.48%                2.13%               2.28%(e)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                3.06%(d)        2.53%                2.13%               2.28%(e)
======================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                        (2.26)%(d)      (2.07)%              (0.34)%             (1.62)%(e)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                               115%            173%                 111%                122%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Includes adjustments in accordance with generally accepted accounting principals and does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are based on average daily net assets of $24,228,588.
(e) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below:

CLASS A(1)                 CLASS A3                   CLASS B                    CLASS C
----------------------------------------------------------------------------------------------------------
- Initial sales charge     - No initial sales charge  - No initial sales charge  - No initial sales charge

- Reduced or waived        - No contingent deferred   - Contingent deferred      - Contingent deferred
  initial sales charge       sales charge               sales charge on            sales charge on
  for certain                                           redemptions within six     redemptions within one
  purchases(2,3)                                        years                      year(5)

- Generally, lower         - 12b-1 fee of 0.35%       - 12b-1 fee of 1.00%       - 12b-1 fee of 1.00%
  distribution and
  service (12b-1) fee
  than Class B, Class C
  or Class R shares (See
  "Fee Table and Expense
  Example")

                           - Does not convert to      - Converts to Class A      - Does not convert to
                             Class A shares             shares at the end of       Class A shares
                                                        the month which is
                                                        eight years after the
                                                        date on which shares
                                                        were purchased along
                                                        with a pro rata portion
                                                        of its reinvested
                                                        dividends and
                                                        distributions(4)

- Generally more           - Generally more           - Purchase orders limited  - Generally more
  appropriate for            appropriate for            to amounts less than       appropriate for
  long-term investors        short-term investors       $250,000                   short-term investors
----------------------------------------------------------------------------------------------------------

CLASS A(1)                 CLASS R
-------------------------
- Initial sales charge     - No initial sales charge

- Reduced or waived        - Generally, no
  initial sales charge       contingent deferred
  for certain                sales charge(2)
  purchases(2,3)

- Generally, lower         - 12b-1 fee of 0.50%
  distribution and
  service (12b-1) fee
  than Class B, Class C
  or Class R shares (See
  "Fee Table and Expense
  Example")

                           - Does not convert to
                             Class A shares

- Generally more           - Generally, only
  appropriate for            available to the
  long-term investors        following types of
                             retirement plans: (i)
                             all section 401 and 457
                             plans, (ii) section 403
                             plans sponsored by
                             section 501(c)(3)
                             organizations, and
                             (iii) IRA rollovers
                             from such plans if an
                             AIM Fund was offered
------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

  AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

MCF--12/02

                               ------------------
                                 THE AIM FUNDS
                               ------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

CATEGORY I INITIAL SALES CHARGES
---------------------------------------------------------------
-------------------------------------------------------------
                                            INVESTOR'S
                                           SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                  AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
                       Less
  than $   25,000                        5.50%          5.82%
$ 25,000 but less than $   50,000        5.25           5.54
$ 50,000 but less than $  100,000        4.75           4.99
$100,000 but less than $  250,000        3.75           3.90
$250,000 but less than $  500,000        3.00           3.09
$500,000 but less than $1,000,000        2.00           2.04
---------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
-----------------------------------------------------------
-------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                  ----------------------------
AMOUNT OF INVESTMENT                AS A % OF       AS A % OF
IN SINGLE TRANSACTION             OFFERING PRICE   INVESTMENT
--------------------------------------------------------------
            Less than $   50,000       4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
--------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-----------------------------------------------------------
-------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                  ----------------------------
AMOUNT OF INVESTMENT                AS A % OF       AS A % OF
IN SINGLE TRANSACTION             OFFERING PRICE   INVESTMENT
--------------------------------------------------------------
            Less than $  100,000       1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
--------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

    If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

    Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                            CLASS B   CLASS C
----------------------------------------------------------
First                                       5%      1%
Second                                       4     None
Third                                        3     None
Fourth                                       3     None
Fifth                                        2     None
Sixth                                        1     None
Seventh and following                     None     None
----------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES

You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of

                                                                      MCF--12/02

                               ------------------
                                 THE AIM FUNDS
                               ------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--12/02

                               ------------------
                                 THE AIM FUNDS
                               ------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Automatic Investment Plans                                      50                                              25

IRA, Education IRA or Roth IRA                                 250                                              50

All other accounts                                             500                                              50
-------------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------


                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #
By AIM Bank Connection--Servicemark--  Open your account using one of the         Select the AIM Bank Connection option
                                       methods described above.                   on your completed account application
                                                                                  or complete an AIM Bank Connection
                                                                                  form. Mail the application or form to
                                                                                  the transfer agent. Once the transfer
                                                                                  agent has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
By AIM Internet                        Open your account using one of the         Select the AIM Internet Connect option
  Connect--Servicemark--               methods described above.                   on your completed account application
                                                                                  or complete an AIM Internet Connect
                                                                                  Authorization Form. Mail the
                                                                                  application or form to the transfer
                                                                                  agent. Once your request for this
                                                                                  option has been processed (which may
                                                                                  take up to 10 days), you may place your
                                                                                  purchase order at
                                                                                  www.AIMinvestments.com. You may not
                                                                                  purchase shares in AIM prototype
                                                                                  retirement accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------


                                                                      MCF--12/02

                               ------------------
                                 THE AIM FUNDS
                               ------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;
(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

       SHARES
     INITIALLY             SHARES HELD
     PURCHASED          AFTER AN EXCHANGE       CDSC APPLICABLE UPON
     ---------          -----------------       REDEMPTION OF SHARES
- Class A shares of   - Class A shares of      - 1% if shares are
  Category I or II    Category I or II Fund    redeemed within 18
  Fund                - Class A shares of        months of initial
                      Category III Fund(1)       purchase of Category
                      - AIM Cash Reserve         I or II Fund shares
                       Shares of AIM
                       Money Market Fund

- Class A shares of   - Class A shares of      - No CDSC
Category III          Category III Fund(1)
 Fund(1)              - Class A shares of
                       AIM Tax-Exempt
                       Cash Fund
                      - AIM Cash Reserve
                       Shares of AIM
                       Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--12/02

                               ------------------
                                 THE AIM FUNDS
                               ------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY          SHARES HELD          CDSC APPLICABLE UPON
 PURCHASED       AFTER AN EXCHANGE       REDEMPTION OF SHARES
 ---------       -----------------       --------------------
- Class A     - Class A shares of       - 1% if shares are
  shares of   Category I or II Fund     redeemed within 18
  Category I  - Class A shares of         months of initial
  or II Fund  Category III Fund(1)        purchase of Category
              - AIM Cash Reserve          I or II Fund shares
               Shares of AIM
               Money Market Fund


- Class A     - Class A shares of       - 1% if shares are
  shares of   Category I or II Fund     redeemed within 18
  Category                                months of initial
  III Fund                                purchase of Category
                                          III Fund shares


- Class A     - Class A shares of       - 0.25% if shares are
  shares of   Category III Fund(1)        redeemed within 12
  Category    - Class A shares of         months of initial
  III Fund     AIM Tax-Exempt           purchase of Category
               Cash Fund                III Fund shares
              - AIM Cash Reserve
               Shares of AIM
               Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

   SHARES
 INITIALLY          SHARES HELD          CDSC APPLICABLE UPON
 PURCHASED       AFTER AN EXCHANGE       REDEMPTION OF SHARES
 ---------       -----------------       --------------------
- Class A     - Class A shares of       - 1% if shares are
  shares of   Category I or II Fund     redeemed within 18
  Category I  - Class A shares of         months of initial
  or II Fund  Category III Fund(2)        purchase of Category
              - AIM Cash Reserve          I or II Fund shares
              Shares of AIM Money
                Market Fund

- Class A     - Class A shares of       - 1% if shares are
  shares of   Category I or II Fund     redeemed within 18
  Category                                months of initial
  III                                     purchase of Category
  Fund(1)                                 III Fund shares

- Class A     - Class A shares of       - No CDSC
  shares of   Category III Fund(2)
Category III  - Class A shares of AIM
Fund(1)       Tax-Exempt Cash Fund
              - AIM Cash Reserve
              Shares of AIM Money
                Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--12/02

                               ------------------
                                 THE AIM FUNDS
                               ------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant         Contact your financial consultant.
By Mail                                Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                                       (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                                       executed stock power; and (4) signature guarantees, if
                                       necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                                       resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                                       whether you wish to have federal income tax withheld from
                                       your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                           Call the transfer agent. You will be allowed to redeem by
                                       telephone if (1) the proceeds are to be mailed to the
                                       address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                                       physical share certificates; (3) you can provide proper
                                       identification information; (4) the proceeds of the
                                       redemption do not exceed $250,000; and (5) you have not
                                       previously declined the telephone redemption privilege.
                                       Certain accounts, including retirement accounts and 403(b)
                                       plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                                       trading session of the New York Stock Exchange (NYSE) in
                                       order to effect the redemption at that day's closing price.
                                       You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                                       accounts must be requested in writing.

By AIM Internet Connect                Place your redemption request at www.AIMinvestments.com. You will be allowed to redeem by internet if (1) you do not hold physical share certificates; (2) you can provide proper
                                       identification information; (3) the proceeds of the
                                       redemption do not exceed $250,000; and (4) you have
                                       established the internet trading option. AIM prototype
                                       retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                                       hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--12/02

                               ------------------
                                 THE AIM FUNDS
                               ------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

    If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

    You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

    You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

                                                                      MCF--12/02

                               ------------------
                                 THE AIM FUNDS
                               ------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another AIM Fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) one another;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of

AIM Tax-Exempt Cash Fund; or
     (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares
        (i)  prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;
        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for
    (a) AIM Cash Reserve Shares of AIM Money Market Fund; or
    (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

MCF--12/02

                               ------------------
                                 THE AIM FUNDS
                               ------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade

                                                                      MCF--12/02

                               ------------------
                                 THE AIM FUNDS
                               ------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--12/02

                     --------------------------------------
                     AIM GLOBAL SCIENCE AND TECHNOLOGY FUND
                     --------------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
 AIM GLOBAL SCIENCE AND TECHNOLOGY FUND
 SEC 1940 Act file number: 811-05426
----------------------------------------

AIMinvestments.com               GST-PRO-1

                                                                    APPENDIX III

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


TECHNOLOGY STOCKS AND FUND STAGE SMALL RALLY LATE IN FISCAL YEAR

HOW DID AIM GLOBAL SCIENCE AND TECHNOLOGY FUND PERFORM?


After struggling through the protracted bear market over the past two years, AIM Global Science and Technology Fund began to find more solid footing late in the reporting period.

    The fund's Class A shares had returns of -34.01% for the fiscal year ending October 31, 2002. Class B and Class C shares returned -34.48% for the year. (Returns are at net asset value and do not include sales charges.)

    The benchmark index, the S&P 500, returned -15.10% for the fiscal year. (The S&P 500 is more diversified than the fund and is not specifically a technology index.) Also, the Lipper Science & Technology Fund Index returned -33.00% for the year, and the PSE Technology 100 Index returned -24.86% for the year. Like the fund, all these indexes rebounded to positive ground in October 2002.

    Net assets in the fund were $398.9 million, and the number of holdings was 63.

WHAT ECONOMIC TRENDS AFFECTED EQUITY MARKETS?

Stocks remained in the grip of a protracted bear market for most of the fiscal year. Concerns about the accounting practices of a number of high-profile companies, mixed economic signals, and anemic company earnings weighed heavily on investors' minds for the final months of the reporting period.

    Markets rebounded during the final weeks of the fiscal year, as several major companies reported better-than-expected earnings, and there were indications the Federal Reserve Board (the Fed) planned to cut the federal funds rate, which stood at 1.75% on October 31, 2002--its lowest level since 1961.

WHAT HAPPENED TO TECHNOLOGY STOCKS DURING THE PERIOD?

The technology sector remained depressed for most of the fiscal year. However, late in the fiscal year, many firms' earnings reports began to improve. They lacked the negative, cautious tone of earlier quarters.

    Not only were current earnings frequently on target, many companies also provided upward projections for the next quarter and next year.

    Most importantly, corporate spending on technology seemed headed toward a modest recovery. While spending is nowhere near the record levels seen in 1999 and 2000, companies are beginning to resume or increase information technology spending.

HOW DID YOU MANAGE THE PORTFOLIO IN THIS ENVIRONMENT?

Dominant economic trends were largely negative for much of the fiscal year. Consumers still were fearful of a double-dip recession, while consumer spending held up well, consumer

================================================================================

                              ...CORPORATE SPENDING

                              ON TECHNOLOGY SEEMED

                                 HEADED TOWARD A

                                MODEST RECOVERY.

================================================================================

PORTFOLIO COMPOSITION

AS OF 10/31/02, based on total net assets

==================================================================================================================================
  TOP COUNTRIES            TOP 10 HOLDINGS                                      TOP 10 INDUSTRIES
==================================================================================================================================
  [PIE CHART]               1. Samsung Electronics Co., Ltd.            5.3%     1. Semiconductors                      15.6%

  OTHERS            1%      2. Nextel Communications, Inc.-Class A      4.2      2. Aerospace & Defense                  9.8

  SWITZERLAND       1%      3. L-3 Communications Holdings, Inc.        4.0      3. Semiconductor Equipment              7.4

  CANADA            1%      4. Microchip Technology Inc.                3.7      4. Systems Software                     7.3

  SOUTH KOREA       5%      5. Texas Instruments Inc.                   3.7      5. Application Software                 7.0

  U.S.A.           92%      6. Dell Computer Corp.                      3.6      6. Biotechnology                        6.7

                            7. Microsoft Corp.                          3.4      7. Electronic Equipment & Instruments   5.3

                            8. Symantec Corp.                           3.2      8. Wireless Telecommunication Services  5.2

                            9. Lockheed Martin Corp.                    3.1      9. Computer Storage & Peripherals       4.6

                           10. Gilead Sciences, Inc.                    2.8     10. Internet Software & Services         4.0

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
===================================================================================================================================

confidence was down heading into the fourth quarter and Christmas.

    In this environment, our two best industries were wireless and defense. Wireless rebounded as companies reduced debt and returned to profitability. Defense continued to be a strong story as concerns about conflict in Iraq continued, and the need for technologically advanced weapons systems intensified.

CAN YOU DISCUSS SOME STOCK HOLDINGS?

o Microsoft, the world's top software company, provides a variety of products and services, including its Windows operating systems and Office software suite. The company has expanded into markets such as video game consoles, interactive television, and Internet access. The firm has resolved its legal problems, and its share price moved higher.

o Nextel has blossomed into a digital mobile phone operator. Already providing business users with wireless phone service, two-way radio dispatch, paging, and text messaging on one handset, Nextel has added wireless Internet access and international roaming. The company continues to show improving cash flows and earnings.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE PERIOD?

Economic and market conditions remained uncertain. Inflation and interest rates were low. Preliminary figures indicated the nation's gross domestic product
(GDP) grew at an annualized rate of 4.0% in the third quarter of 2002 compared to 1.3% in the second quarter of the year.

    Healthy consumer spending, which accounts for about two-thirds of economic activity, accounted for much of the third-quarter economic expansion.

    However, a weak job market threatened consumer spending as companies were reluctant to hire new employees amid concerns about the strength of the economy.

    In this environment, the stock market remained volatile and its direction unpredictable. While stock valuations were more attractive than in recent years, investors continued to be cautious because of economic uncertainties, lackluster corporate earnings, continued threats of terror attacks, and the prospects of war with Iraq.

TECHNOLOGY EARNINGS AND REVENUES BEGINNING TO GROW AGAIN, COMMERCE SAYS

Fund managers believe there are tangible signs that prospects for technology stocks are improving, according to a recent report from the U.S. Department of Commerce. Revenue and earnings growth are beginning to turn positive after many quarters of declining growth.

    These diagrams show the average revenue and earnings change in the S&P 500 technology companies. Continued improvement should boost the attractiveness of technology stocks as business spending on technology begins to grow again, Investors Business Daily reported on October 21, 2002.

    Driving fundamental changes are subtle changes in two key metrics. Inventories of technology products are declining, indicating that companies are trying to improve the efficiency of their businesses. New orders are stable, but above the lows seen in September 2001. We believe our bottom up approach to finding stocks for the fund is particularly helpful in this market.

================================================================================

AVERAGE REVENUE CHANGE OF S&P TECH FIRMS

                                  [LINE CHART]

 3/01              -40

 6/01              -70

 9/01              -75

12/01              -55

 3/02              -30

 6/02                0

 9/02               15

================================================================================

================================================================================

AVERAGE EARNINGS CHANGE OF S&P TECH FIRMS

                                  [LINE CHART]

 3/01               4

 6/01             -10

 9/01             -16

12/01             -18

 3/02             -13

 6/02             -12

 9/02              -2

Source: First Call Financial, Precursor Group

================================================================================


================================================================================

                           PORTFOLIO MANAGEMENT TEAM

                                 AS OF 10/31/02

                          DAVID P. BARNARD, CO-MANAGER

                            ABEL GARCIA, CO-MANAGER

                            ROBERT LLOYD, CO-MANAGER

                        ASSISTED BY THE TECHNOLOGY TEAM

                          See important fund and index

                        disclosures inside front cover.

                                   [GRAPHIC]

                           For More Information Visit

                               AIMinvestments.com

================================================================================

                                FUND PERFORMANCE

================================================================================

RESULTS OF A $10,000 INVESTMENT
1/27/92-10/31/02


DATE               AIM GLOBAL SCIENCE            S&P 500 INDEX
                   & TECHNOLOGY FUND
                   CLASS A SHARES

01/27/92                   9525                       10000
10/92                      9300                       10476
10/93                     14284                       12039
10/94                     15286                       12504
10/95                     14848                       15804
10/96                     15887                       19606
10/97                     18702                       25895
10/98                     18110                       31593
10/99                     30357                       39696
10/00                     38713                       42111
10/01                     11166                       31636
10/02                      7367                       26860

                                                             Source: Lipper Inc.

Past performance cannot guarantee comparable future results.

================================================================================

The chart compares AIM Global Science & Technology Fund Class A Shares to a benchmark index. It is intended to give you a general idea of how your fund performed compared to this index over the period 1/27/92-10/31/02. Please note:
Index performance is for the period 1/31/92-10/31/02. It is important to understand the difference between your fund and an index. Market indexes, such as the S&P 500 are not managed and incur no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment return.

    Your fund's total return includes sales charges, expenses and management fees. Performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, see the inside front cover.

    Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance for the index does not reflect the effects of taxes.

    This growth chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.

FUND RETURNS                                                      as of 10/31/02

================================================================================


AVERAGE ANNUAL TOTAL RETURNS
including sales charges

CLASS A SHARES
 Inception (1/27/92)                -2.80%
  10 Years                          -2.78
   5 Years                         -17.80
   1 Year                          -37.15

CLASS B SHARES
 Inception (4/1/93)                 -4.23%
   5 Years                         -17.67
   1 Year                          -37.76

CLASS C SHARES
 Inception (3/1/99)                -26.98%
   1 Year                          -35.14

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 9/30/02, the most recent calendar quarter-end, which were: Class A Shares, inception (1/27/92) -3.78%, 10 years, -3.53%, five years, -21.27%, one year, -35.39%. Class B shares, inception (4/1/93) -5.32%, five years, -21.09%, one year, -35.84%. Class C shares, inception (3/1/99) -29.60%, one year, -33.30%.

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

                     AIM GLOBAL SCIENCE AND TECHNOLOGY FUND
                                 A PORTFOLIO OF
                              AIM INVESTMENT FUNDS
                                11 Greenway Plaza
                                    Suite 100
                            Houston, Texas 77046-1173
                            Toll Free: (800) 347-4246

                             AIM NEW TECHNOLOGY FUND
                                 A PORTFOLIO OF
                                 AIM FUNDS GROUP
                                11 Greenway Plaza
                                    Suite 100
                            Houston, Texas 77046-1173
                            Toll Free: (800) 347-4246


                       STATEMENT OF ADDITIONAL INFORMATION

        (June 4, 2003 Special Meeting of Shareholders of AIM Funds Group)

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated March ________, 2003 of AIM Investment Funds (the "Trust") for use in connection with the Special Meeting of Shareholders of AIM Funds Group to be held on June 4, 2003. Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing the Trust at the address shown above or by calling 1-800-347-4246. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

         A Statement of Additional Information for the Trust dated March 3, 2003, to be filed with the Securities and Exchange Commission and is attached hereto as Appendix I which is incorporated herein by this reference.

         The date of this Statement of Additional Information is March ____,
2003.

                                TABLE OF CONTENTS

THE TRUST .........................................................   S-3

DESCRIPTION OF PERMITTED INVESTMENTS ..............................   S-3

TRUSTEES AND OFFICERS OF THE TRUST ................................   S-3

ADVISORY AND MANAGEMENT RELATED SERVICES AGREEMENTS
         AND PLANS OF DISTRIBUTION ................................   S-3

PORTFOLIO TRANSACTIONS ............................................   S-3

DESCRIPTION OF SHARES .............................................   S-3

DETERMINATION OF NET ASSET VALUE ..................................   S-4

TAXES .............................................................   S-4

PERFORMANCE DATA ..................................................   S-4

FINANCIAL INFORMATION .............................................   S-4

Appendix I   -  AIM Investment Funds Statement of Additional Information
Appendix II  -  Unaudited Financial Statements of AIM New Technology Fund
                (dated 6/30/02)
Appendix III -  Audited Financial Statements of AIM New Technology Fund
                (dated 12/31/01)

THE TRUST

This Statement of Additional Information relates to AIM Investment Funds (the "Trust") and its investment portfolio, AIM Global Science and Technology Fund (the "Fund"). The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is a separate series of shares of beneficial interest of the Trust. For additional information about the Trust, see heading "General Information About the Trust" in the Trust's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF PERMITTED INVESTMENTS

For a discussion of the fundamental and nonfundamental investment policies of the Fund adopted by the Trust's Board of Trustees, see heading "Description of the Funds and Their Investments and Risks" in the Trust's Statement of Additional Information attached hereto as Appendix I.

TRUSTEES AND OFFICERS OF THE TRUST

For a disclosure of the names and a brief occupational biography of each of the Trust's trustees and executive officers identifying those who are interested persons of the Trust as well as stating their aggregate remuneration, see heading "Management of the Trust" in the Trust's Statement of Additional Information attached hereto as Appendix I.

ADVISORY AND MANAGEMENT RELATED SERVICES AGREEMENTS AND PLANS OF DISTRIBUTION

For a discussion of the Trust's advisory and management-related services agreements and plans of distribution, see headings "Investment Advisory and Other Services" and "Distribution of Securities" in the Trust's Statement of Additional Information attached hereto as Appendix I.

PORTFOLIO TRANSACTIONS

For a discussion of the Trust's brokerage policy, see heading "Brokerage Allocation and Other Practices" in the Trust's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF SHARES

For a discussion of the Trust's authorized securities and the characteristics of the Trust's shares of beneficial interest, see heading "General Information about the Trust" in the Trust's Statement of Additional Information attached hereto as Appendix I.

DETERMINATION OF NET ASSET VALUE

For a discussion of the Trust's valuation and pricing procedures and a description of its purchase and redemption procedures, see heading "Purchase, Redemption and Pricing of Shares" in the Trust's Statement of Additional Information attached hereto as Appendix I.

TAXES

For a discussion of any tax information relating to ownership of the Trust's shares, see heading "Dividends, Distributions and Tax Matters" in the Trust's Statement of Additional information attached hereto as Appendix I.

PERFORMANCE DATA

For a description and quotation of certain performance data used by the Trust, see heading "Calculation of Performance Data" in the Trust's Statement of Additional Information attached hereto as Appendix I.

FINANCIAL INFORMATION

The audited financial statements of the Fund and the report thereon by PricewaterhouseCoopers LLP, are set forth under the heading "Financial Statements" in the Trust's Statement of Additional Information attached hereto as Appendix I.

The unaudited financial statements of AIM New Technology Fund and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Annual Report of AIM New Technology Fund, dated June 30, 2002, which is incorporated herein by reference and attached hereto as Appendix II.

The audited financial statements of AIM New Technology Fund and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Annual Report of AIM New Technology Fund, dated December 31, 2001, which is incorporated herein by reference and attached hereto as Appendix III.

                                                                      APPENDIX I

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                              AIM INVESTMENT FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                   ----------


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS B AND CLASS C SHARES OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM INVESTMENT FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                            A I M FUND SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246


                                   ----------


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH 3,2003 RELATES TO THE FOLLOWING PROSPECTUSES:

                FUND                                             DATED
                ----                                             -----
    AIM DEVELOPING MARKETS FUND                              MARCH 3, 2003
      AIM GLOBAL ENERGY FUND                                 MARCH 3, 2003
AIM GLOBAL FINANCIAL SERVICES FUND                           MARCH 3, 2003
    AIM GLOBAL HEALTH CARE FUND                              MARCH 3, 2003
      AIM GLOBAL SCIENCE AND                                 MARCH 3, 2003
          TECHNOLOGY FUND
          AIM LIBRA FUND                                     MARCH 3, 2003
     AIM STRATEGIC INCOME FUND                               MARCH 3, 2003

                              AIM INVESTMENT FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                                               PAGE
                                                                                                               ----
GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........................................................2
         Classification...........................................................................................2
         Investment Strategies and Risks..........................................................................2
                  Equity Investments..............................................................................8
                  Foreign Investments.............................................................................8
                  Debt Investments...............................................................................10
                  Other Investments..............................................................................12
                  Investment Techniques..........................................................................14
                  Derivatives....................................................................................18
         Fund Policies...........................................................................................26
         Concentration of Investments............................................................................29
         Temporary Defensive Positions...........................................................................30
         Portfolio Turnover......................................................................................30

MANAGEMENT OF THE TRUST..........................................................................................30
         Board of Trustees.......................................................................................30
         Management Information..................................................................................30
                  Trustee Ownership of Fund Shares...............................................................31
                  Factors Considered in Approving the Investment Advisory Agreement..............................31
         Compensation............................................................................................32
                  Retirement Plan For Trustees...................................................................32
                  Deferred Compensation Agreements...............................................................32
                  Purchase of Class A Shares of the Funds at Net Asset Value.....................................33
         Codes of Ethics.........................................................................................33

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................33

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................33
         Investment Advisor......................................................................................33
         Investment Sub-Advisor..................................................................................35
         Service Agreements......................................................................................36
         Other Service Providers.................................................................................36

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................37
         Brokerage Transactions..................................................................................37
         Commissions.............................................................................................38
         Brokerage Selection.....................................................................................38
         Directed Brokerage (Research Services)..................................................................39
         Regular Brokers or Dealers..............................................................................39
         Allocation of Portfolio Transactions....................................................................39
         Allocation of Initial Public Offering ("IPO") Transactions..............................................39

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................40
         Purchase and Redemption of Shares.......................................................................40
         Offering Price..........................................................................................57

         Redemption In Kind......................................................................................58
         Backup Withholding......................................................................................58

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................59
         Dividends and Distributions.............................................................................59
         Tax Matters.............................................................................................59

DISTRIBUTION OF SECURITIES.......................................................................................66
         Distribution Plans......................................................................................66
         Distributor.............................................................................................68

CALCULATION OF PERFORMANCE DATA..................................................................................69



APPENDICES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

TRUSTEE COMPENSATION TABLE......................................................................................C-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................D-1

MANAGEMENT FEES.................................................................................................E-1

ADMINISTRATIVE SERVICES FEES....................................................................................F-1

BROKERAGE COMMISSIONS...........................................................................................G-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS................H-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS.........................................I-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS...................................................J-1

TOTAL SALES CHARGES.............................................................................................K-1

PERFORMANCE DATA................................................................................................L-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM Investment Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of seven separate portfolios: AIM Developing Markets Fund, AIM Global Energy Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund, AIM Global Science and Technology Fund (formerly, AIM Global Telecommunications and Technology Fund), AIM Libra Fund and AIM Strategic Income Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         The Trust was originally organized on October 29, 1987, as a Maryland corporation. The Trust reorganized as a Delaware business trust on May 7, 1998. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 8, 1998 relating to these Funds (or a class thereof), is that of AIM Investment Funds, Inc. (or the corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers three separate classes of shares: Class A shares, Class B shares and Class C shares.

         Each class of shares represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Fund's distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them. A I M Fund Services, Inc. ("AFS") will not issue certificates for shares held in prototype retirement plans sponsored by AMVESCAP National Trust Company, an affiliate of AIM.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds other than AIM Developing Markets Fund and AIM Strategic Income Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                              AIM INVESTMENT FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


                                                     AIM GLOBAL       AIM GLOBAL    AIM GLOBAL
                      AIM DEVELOPING  AIM GLOBAL     FINANCIAL       HEALTH CARE    SCIENCE AND                    AIM STRATEGIC
        FUND           MARKETS FUND   ENERGY FUND  SERVICES FUND        FUND      TECHNOLOGY FUND  AIM LIBRA FUND   INCOME FUND
        ----          --------------  -----------  -------------     -----------  ---------------  --------------  -------------
SECURITY/
INVESTMENT
TECHNIQUE
                                                         EQUITY INVESTMENTS

Common Stock                X              X             X                 X             X               X               X

Preferred Stock             X              X             X                 X             X               X               X

Convertible                 X              X             X                 X             X               X               X
Securities

Alternative Entity          X              X             X                 X             X               X               X
Securities

                                                         FOREIGN INVESTMENTS

Foreign Securities          X              X             X                 X             X               X               X

Foreign Government          X              X             X                 X             X                               X
Obligations

Foreign Exchange            X              X             X                 X             X               X               X
Transactions

                                                          DEBT INVESTMENTS

U.S. Government             X              X             X                 X             X               X               X
Obligations

Liquid Assets               X              X             X                 X             X               X               X

Rule 2a-7
Requirements

Mortgage-Backed and                                                                                                      X
Asset-Backed
Securities

Collateralized
Mortgage
Obligations

Bank Instruments

Commercial
Instruments

Participation
Interests

Municipal Securities

                              AIM INVESTMENT FUNDS

                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                                     AIM GLOBAL       AIM GLOBAL    AIM GLOBAL
                      AIM DEVELOPING  AIM GLOBAL     FINANCIAL       HEALTH CARE    SCIENCE AND                    AIM STRATEGIC
        FUND           MARKETS FUND   ENERGY FUND  SERVICES FUND        FUND      TECHNOLOGY FUND  AIM LIBRA FUND   INCOME FUND
        ----          --------------  -----------  -------------     -----------  ---------------  --------------  -------------
SECURITY/
INVESTMENT
TECHNIQUE
Municipal Lease
Obligations

Investment Grade           X               X            X                 X            X                X               X
Corporate Debt
Obligations

Junk Bonds                 X               X            X                 X            X                                X

                                                         OTHER INVESTMENTS

REITs                      X               X            X                 X            X                X               X

Other Investment           X               X            X                 X            X                X               X
Companies

Defaulted Securities                                                                                                    X

Municipal Forward
Contracts

Variable or Floating       X                                                                                            X
Rate Instruments

Indexed Securities         X                                                                                            X

Zero-Coupon and            X                                                                                            X
Pay-in-Kind
Securities

Synthetic Municipal
Instruments

                                                           INVESTMENT TECHNIQUES

Delayed Delivery           X               X            X                 X            X                X               X
Transactions

When-Issued                X               X            X                 X            X                X               X
Securities

Short Sales                X               X            X                 X            X                X               X

Margin Transactions

Swap Agreements            X               X            X                 X            X                X               X

Interfund Loans            X               X            X                 X            X                X               X

Borrowing                  X               X            X                 X            X                X               X

                              AIM INVESTMENT FUNDS

                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                                     AIM GLOBAL       AIM GLOBAL    AIM GLOBAL
                      AIM DEVELOPING  AIM GLOBAL     FINANCIAL       HEALTH CARE    SCIENCE AND                    AIM STRATEGIC
        FUND           MARKETS FUND   ENERGY FUND  SERVICES FUND        FUND      TECHNOLOGY FUND  AIM LIBRA FUND   INCOME FUND
        ----          --------------  -----------  -------------     -----------  ---------------  --------------  -------------
SECURITY/
INVESTMENT
TECHNIQUE
Lending Portfolio          X               X            X                 X            X                X               X
Securities

Repurchase Agreements      X               X            X                 X            X                X               X

Reverse Repurchase         X               X            X                 X            X                                X
Agreements

Dollar Rolls                               X            X                 X            X                                X

Illiquid Securities        X               X            X                 X            X                X               X

Rule 144A Securities       X               X            X                 X            X                X               X

Unseasoned Issuers                                                                                      X

Portfolio
Transactions

Sale of Money Market
Securities

Standby Commitments

                                                            DERIVATIVES

Equity-Linked              X               X            X                 X            X                X               X
Derivatives

Put Options                X               X            X                 X            X                X               X

Call Options               X               X            X                 X            X                X               X

Straddles                  X               X            X                 X            X                X               X

Warrants                   X               X            X                 X            X                X               X

Futures Contracts          X               X            X                 X            X                X               X
and Options on
Futures Contracts

                              AIM INVESTMENT FUNDS

                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                                     AIM GLOBAL       AIM GLOBAL    AIM GLOBAL
                      AIM DEVELOPING  AIM GLOBAL     FINANCIAL       HEALTH CARE    SCIENCE AND                    AIM STRATEGIC
        FUND           MARKETS FUND   ENERGY FUND  SERVICES FUND        FUND      TECHNOLOGY FUND  AIM LIBRA FUND   INCOME FUND
        ----          --------------  -----------  -------------     -----------  ---------------  --------------  -------------
SECURITY/
INVESTMENT
TECHNIQUE
Forward Currency           X               X            X                 X            X                X               X
Contracts

Cover                      X               X            X                 X            X                X               X

                                              ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES

Loan Participations        X                                                                                            X
and Assignments

Privatizations             X               X            X                 X            X

Indexed Commercial         X                                                                                            X
Paper

Samurai and Yankee         X                                                                                            X
Bonds

Premium Securities         X                                                                                            X

Structured                 X                                                                                            X
Investments

Stripped Income            X                                                                                            X
Securities

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         Each Fund may invest up to 100% of its total assets in foreign securities, except that AIM Libra Fund may only invest up to 25% of its total assets in foreign securities.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. Each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) have replaced its local currency with the euro effective January 1, 2002.

         Risks of Developing Countries. AIM Developing Markets Fund may invest up to 80%, AIM Strategic Income Fund may invest up to 65%, AIM Global Energy Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund and AIM Global Science and Technology Fund may invest 5% of their total assets in securities of companies domiciled in developing countries. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities that issue them. These securities involve the risk discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interests or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the government of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds."

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its total assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         LIQUID ASSETS. For cash management purposes, the Funds may hold a portion of their assets in cash or cash equivalents, including shares of affiliated money market funds. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, participation interests in corporate loans, and municipal obligations).

         Descriptions of debt securities ratings are found in Appendix A.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. AIM Strategic Income Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         AIM Strategic Income Fund cannot invest more than 25% of total assets in bank securities.

         JUNK BONDS. Each of the funds other than AIM Libra Fund may invest in junk bonds. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         The Funds may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and the Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations valuing these assets. In the event the Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities. AIM Global Health Care Fund, AIM Global Financial Services Fund and AIM Global Science and Technology Fund may invest up to 5% of total assets in junk bonds (up to 20% of net assets for AIM Global Energy Fund, and up to 50% of total assets for AIM Developing Markets Fund and up to 65% of total assets for AIM Strategic Income Fund).

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

         DEFAULTED SECURITIES. AIM Strategic Income Fund may invest in defaulted securities. In order to enforce its rights in defaulted securities, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase the Fund's operating expenses and adversely affect its net asset value. Any investments by the Fund in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board of Trustees.

         VARIABLE OR FLOATING RATE INSTRUMENTS. AIM Developing Markets Fund and AIM Strategic Income Fund may invest in securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.

         INDEXED SECURITIES. AIM Developing Markets Fund and AIM Strategic Income Fund may invest in indexed securities the value of which is linked to interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the indexed security.

         ZERO-COUPON AND PAY-IN-KIND SECURITIES. AIM Developing Markets Fund and AIM Strategic Income Fund may, but do not currently intend to, invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, the Funds may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         Repurchase agreements are considered loans by a Fund under the 1940
Act.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         AIM Global Energy Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund and AIM Global Science and Technology Fund cannot invest more than 5% of total assets in joint ventures, cooperatives, partnerships and state enterprises which are illiquid.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers;
(iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. AIM Libra Fund may invest in equity securities of unseasoned issuers. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.


Derivatives

         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security contract or foreign currency as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. A Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures

Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques

         PRIVATIZATIONS. Each of the funds other than AIM Libra Fund and AIM Strategic Income Fund may invest in privatizations. The governments of some foreign countries have been engaged in selling part or all of their stakes in government-owned or controlled enterprises ("privatizations"). AIM believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Funds in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Funds to participate may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

         INDEXED COMMERCIAL PAPER. AIM Developing Markets Fund and AIM Strategic Income Fund may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the funds to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Fund will not purchase such commercial paper for speculation.

         LOAN PARTICIPATIONS AND ASSIGNMENTS. AIM Developing Markets Fund and AIM Strategic Income Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Fund's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignment of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the borrower government. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights or set off against the borrowers, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased any Participations. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation.

         In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by AIM to be creditworthy. When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

         The liquidity of Assignments and Participations is limited and the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund to assign a value to those securities for purposes of valuing the Fund's portfolio and calculating the portfolio's net asset value.

         SAMURAI AND YANKEE BONDS. Subject to its fundamental investment restrictions, AIM Developing Markets Fund and AIM Strategic Income Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of the Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.

         STRUCTURED INVESTMENTS. AIM Developing Markets Fund and AIM Strategic Income Fund may invest a portion of its assets in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of Sovereign Debt. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments.

         AIM Developing Markets Fund and AIM Strategic Income Fund are permitted to invest in a class of Structured Investments that is either subordinated or not subordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments.

         Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, AIM Developing Markets Fund's and AIM Strategic Income Fund's investment in these Structured Investments may be limited by the restrictions contained in the 1940 Act described below under "Investment Strategies and Risks - Other Investment Companies." Structured Investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Investments.

         STRIPPED INCOME SECURITIES. AIM Developing Markets Fund and AIM Strategic Income Fund may invest a portion of its assets in stripped income securities, which are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities or other assets. In the most extreme case, one class will receive all of the interest (the "interest only class" or the "IO class"), while the other class will receive all of the principal (the "principal-only class" or the "PO class"). The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities.

         PREMIUM SECURITIES. AIM Developing Markets Fund and AIM Strategic Income Fund may invest in income securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of such securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss if it holds such securities to maturity.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares, except that AIM Developing Markets Fund and AIM Strategic Income Fund are not subject to restriction (1) and AIM Global Energy Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund and AIM Global Science and Technology Fund are not subject to restriction (4). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         AIM Global Energy Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund and AIM Global Science and Technology Fund will each concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments.

         AIM Global Energy Fund will concentrate its investments in the securities of domestic and foreign issuers in the energy sector.

         AIM Global Financial Services Fund will concentrate its investments in the securities of domestic and foreign financial services companies.

         AIM Global Health Care Fund will concentrate its investments in the securities of domestic and foreign issuers in the health care industry.

         AIM Global Science and Technology Fund will concentrate its investments in the securities of domestic and foreign issuers in the science and technology industries.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM and AIM Developing Markets Fund sub-advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds, except that AIM Developing Markets Fund and AIM Strategic Income Fund are not subject to restriction (1) and AIM Global Energy Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund and AIM Global Science and Technology Fund are not subject to restriction (3). They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

         (1) AIM Developing Markets Fund normally invests at least 80% of its assets in securities of companies that are in developing markets countries. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) AIM Global Energy Fund normally invests at least 80% of its assets in securities of energy sector companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (3) AIM Global Financial Services Fund normally invests at least 80% of its assets in securities of financial services companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (4) AIM Global Health Care Fund normally invests at least 80% of its assets in securities of health care industry companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (5) AIM Global Science and Technology Fund normally invests at least 80% of its assets in securities of science and technology industry companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

CONCENTRATION OF INVESTMENTS

         For purposes of the AIM Global Energy Fund's fundamental investment restriction regarding industry concentration, a company will be considered in the energy sector if (1) at least 50% of its gross income or its net sales come from activities in the energy sector; (2) at least 50% of its assets are devoted to producing revenues from the energy sector; or (3) based on other available information, AIM determines that its primary business is within the energy sector.

         For purposes of AIM Global Financial Services Fund's fundamental investment restriction regarding industry concentration, financial services companies include those that provide, and derive at least 40% of their revenues from, financial services (such as commercial banks, insurance companies, investment management companies, trust companies, savings banks, insurance brokerages, securities brokerages, investment banks, leasing companies, and real estate-related companies).

         For purposes of AIM Global Health Care Fund's fundamental investment restriction regarding industry concentration, a company will be considered a health care company if (1) at least 50% of its gross income or its net sales are derived from activities in the health care industry; (2) at least 50% of its assets are devoted to producing revenues from the health care industry; or (3) based on other available information, AIM determines that its primary business is within the health care industry.

         For purposes of AIM Global Science and Technology Fund's fundamental investment restriction regarding industry concentration, a company will be considered in the science industry or the technology industry if (1) at least 50% of its gross income or its net sales are derived from activities in that industry; (2) at least 50% of its assets are devoted to producing revenues from that industry; or (3) based on other available information, AIM determines that its primary business is within either industry.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

PORTFOLIO TURNOVER

         Over the last two fiscal years, AIM Strategic Income Fund has experienced a significant variation in portfolio turnover due to a rebalancing of the portfolio holdings.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of independent accountants for each Fund and the evaluation of such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management. During the fiscal year ended October 31, 2002, the Audit Committee held [nine] meetings.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Carl Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended October 31, 2002, the Investments Committee held [six] meetings.

         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time;

(iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended October 31, 2002, the Valuation Committee held [no] meeting[s].

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as disinterested trustees as long as any Fund relies on certain rules under the 1940 Act; (ii) reviewing from time to time the compensation payable to the disinterested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the disinterested trustees. During the fiscal year ended October 31, 2002, the Committee on Directors/Trustees held seven meetings.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement

         The advisory agreement with AIM was re-approved for each Fund, other than AIM Libra Fund, by the Trust's Board at a meeting held on May 14-15, 2002, and was initially approved for AIM Libra Fund by the Trust's Board at a meeting held on September 26-27, 2002. In evaluating the fairness and reasonableness of the advisory agreement, the Board considered a variety of factors for each Fund, including: the requirements of each Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of each Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.

         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and their respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

         After consideration of these factors, the Board found that: (i) the services provided to each Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's advisory agreement was in the best interests of such Fund and its shareholders and continued the agreement for an additional year.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Appendix C.

Retirement Plan For Trustees

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring

Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. A I M Distributors, Inc. ("AIM Distributors") permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares - Purchases of Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS

         AIM, the Trust, AIM Distributors and INVESCO Asset Management Limited (the sub-advisor to AIM Developing Markets Fund), have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 190 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Investment Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisor(s) to the Funds are not exclusive and AIM and sub-advisor(s) are free to render investment advisory services to others, including other investment companies.

         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Master Investment Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

             FUND NAME                                            NET ASSETS                          ANNUAL RATE
             ---------                                            ----------                          -----------
AIM Developing Markets Fund                                  First $500 million                          0.975%
AIM Global Energy Fund                                       Next $500 million                           0.95%
AIM Global Financial Services Fund                           Next $500 million                           0.925%
AIM Global Health Care Fund                                  On amounts thereafter                       0.90%
AIM Global Science and
      Technology Fund


AIM Libra Fund                                               First $1 billion                            0.85%
                                                             On amounts thereafter                       0.80%


AIM Strategic Income Fund                                    First $500 million                          0.725%
                                                             Next $500 million                           0.70%
                                                             Next $500 million                           0.675%
                                                             On amounts thereafter                       0.65%


         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed, effective July 1, 2002, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. See "Investment Strategies and Risks - Other Investments - Other Investment Companies."

         AIM has contractually agreed, effective July 1, 2002 through June 30, 2003, to limit total annual fund operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) on (1) AIM Global Energy Fund's and AIM Global Science and Technology Fund's Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively, and (2) on AIM Developing Markets Fund's Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses on Class A shares to 2.00% (e.g., if AIM waives 0.10% of Class A expenses, AIM will also waive 0.10% of Class B and Class C expenses). AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) on AIM Strategic Income Fund's Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.50% (e.g., if AIM waives 0.06% of Class A expenses, AIM will also waive 0.06% of Class B and Class C expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to each Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

INVESTMENT SUB-ADVISOR

         AIM has entered into a Master Sub-Advisory contract with INVESCO Asset Management Limited ("Sub-Advisor") to provide investment sub-advisory services to AIM Developing Markets Fund.

         The Sub-Advisor is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

         The Sub-Advisor, 11 Devonshire Square, London, EC2M 4YR, England, has provided investment management and/or administrative services to pension funds, insurance funds, index funds, unit trusts, offshore funds and a variety of institutional accounts since 1967.

         AIM and the Sub-Advisor are indirect wholly owned subsidiaries of AMVESCAP PLC (formerly, AMVESCO PLC and INVESCO PLC).

         For the services to be rendered by the Sub-Advisor under its Master Sub-Advisory Contract, AIM will pay to the Sub-Advisor a fee which will be computed daily and paid as of the last day of each month on the basis of the Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 40% AIM's compensation of the sub-advised assets per year, for AIM Developing Markets Fund.

         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended October 31 are found in Appendix E.

         SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

          AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended October 31 are found in Appendix F.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         Primerica Shareholder Services, Inc. ("PSS"), 3120 Breckinridge Boulevard, Duluth, Georgia 30099-0001 has also entered into an agreement with the Trust (and certain other AIM Funds), and AFS pursuant to which PSS is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s)

         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for retail purchases. The Bank of New

York, 100 Church Street, New York, New York 10286, also serves as sub-custodian to facilitate cash management.

         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country; the Custodian is responsible for monitoring eligible foreign securities depositories.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board of Trustees has selected PricewaterhouseCoopers LLP, 1201 Louisiana, Suite 2900, Houston, Texas 77002, as the independent public accountants to audit the financial statements of the Funds.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

         The Sub-Advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures (except for "Allocation of Initial Public Offering Transactions") as set forth below.

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds during the last three fiscal years ended October 31 are found in Appendix G.

COMMISSIONS

         During the last three fiscal years ended October 31 none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information, and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended October 31, 2002 are found in Appendix H.

REGULAR BROKERS OR DEALERS

         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended October 31, 2002 is found in Appendix H.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPO transactions will be the same for each AIM Fund and account.

         On occasion, when the Sub-Advisor is purchasing certain thinly-traded securities or shares in an initial public offering for AIM Developing Markets Fund, the situation may arise that the Sub-Advisor is unable to obtain sufficient securities to fill the orders of the Fund or all other relevant clients. In that situation, the Sub-Advisor is required to use pro-rata allocation methods that ensure the fair and equitable treatment of all clients. (Such methods may include, for example, pro-rata allocation on each relevant trade, or "rotational" allocation).

         THE REQUIREMENT OF PRO-RATA ALLOCATION IS SUBJECT TO LIMITED EXCEPTIONS
- SUCH AS WHEN THE FUND OR ACCOUNT IS SUBJECT TO SPECIAL INVESTMENT OBJECTIVES OR SIZE CONSTRAINTS ON INVESTMENT POSITIONS.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund

         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A Shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS


AIM Aggressive Growth Fund                      AIM Large Cap Core Equity Fund
AIM Asia Pacific Growth Fund                    AIM Large Cap Growth Fund
AIM Basic Value Fund                            AIM Libra Fund
AIM Blue Chip Fund                              AIM Mid Cap Basic Value Fund
AIM Capital Development Fund                    AIM Mid Cap Core Equity Fund
AIM Charter Fund                                AIM Mid Cap Growth Fund
AIM Constellation Fund                          AIM New Technology Fund
AIM Dent Demographic Trends Fund                AIM Opportunities I Fund
AIM Emerging Growth Fund                        AIM Opportunities II Fund
AIM European Growth Fund                        AIM Opportunities III Fund
AIM European Small Company Fund                 AIM Premier Equity Fund
AIM Global Utilities Fund                       AIM Premier Equity II Fund
AIM International Emerging Growth Fund          AIM Select Equity Fund
AIM International Growth Fund                   AIM Small Cap Equity Fund
AIM International Core Equity Fund              AIM Small Cap Growth Fund
AIM Large Cap Basic Value Fund                  AIM Weingarten Fund
                                                AIM Worldwide Spectrum Fund


                                                                                                Dealer
                                                              Investor's Sales Charge         Concession
                                                             --------------------------      -------------
                                                                 As a           As a             As a
                                                              Percentage     Percentage       Percentage
                                                             of the Public   of the Net      of the Public
                  Amount of Investment in                      Offering        Amount          Offering
                    Single Transaction(1)                       Price         Invested           Price
                 -------------------------                   -------------   ----------      -------------
                          Less than $   25,000                   5.50%          5.82%            4.75%
             $ 25,000 but less than $   50,000                   5.25           5.54             4.50
             $ 50,000 but less than $  100,000                   4.75           4.99             4.00
             $100,000 but less than $  250,000                   3.75           3.90             3.00
             $250,000 but less than $  500,000                   3.00           3.09             2.50
             $500,000 but less than $1,000,000                   2.00           2.04             1.60

(1) AIM Opportunities I Fund will not accept any single purchase in excess of $250,000.

CATEGORY II FUNDS

AIM Balanced Fund                               AIM Global Trends Fund
AIM Basic Balanced Fund                         AIM High Income Municipal Fund
AIM Developing Markets Fund                     AIM High Yield Fund
AIM Global Aggressive Growth Fund               AIM High Yield Fund II
AIM Global Energy Fund                          AIM Income Fund
AIM Global Financial Services Fund              AIM Intermediate Government Fund
AIM Global Growth Fund                          AIM Municipal Bond Fund
AIM Global Health Care Fund                     AIM Real Estate Fund
AIM Global Income Fund                          AIM Strategic Income Fund
AIM Global Science and                          AIM Total Return Bond Fund
    Technology Fund


                                                                                                   Dealer
                                                              Investor's Sales Charge            Concession
                                                             --------------------------         -------------
                                                                  As a         As a                 As a
                                                               Percentage    Percentage          Percentage
                                                             of the Public   of the Net         of the Public
                  Amount of Investment in                      Offering        Amount             Offering
                    Single Transaction                           Price        Invested              Price
                 -------------------------                   -------------   ----------         -------------
                           Less than $   50,000                   4.75%        4.99%              4.00%
              $ 50,000 but less than $  100,000                   4.00         4.17               3.25
              $100,000 but less than $  250,000                   3.75         3.90               3.00
              $250,000 but less than $  500,000                   2.50         2.56               2.00
              $500,000 but less than $1,000,000                   2.00         2.04               1.60


CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund


                                                                                                      Dealer
                                                              Investor's Sales Charge               Concession
                                                            ---------------------------           -------------
                                                                 As a           As a                   As a
                                                              Percentage     Percentage             Percentage
                                                             of the Public   of the Net           of the Public
                   Amount of Investment in                     Offering        Amount               Offering
                     Single Transaction                          Price        Invested                Price
                   -----------------------                   -------------   ----------           -------------
                           Less than $  100,000                 1.00%           1.01%                 0.75%
              $100,000 but less than $  250,000                 0.75            0.76                  0.50
              $250,000 but less than $1,000,000                 0.50            0.50                  0.40


         Beginning on October 31, 2002 Class A Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.

         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of a Category I, II or III Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases ("Large Purchases"). If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, the shares generally will be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase. Large Purchases of Class A shares of Category III Funds made on or after November 15, 2001 and through October 31, 2002 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.

         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

         For Large Purchases of Class A shares of Category I or II Funds by investors other than the following types of retirement plans: (i) all Section 401 and 457 plans, (ii) Section 403 plans which are sponsored by section 501(c)(3) organizations, and (iii) IRA rollovers from such plans in which any AIM Fund was offered, AIM Distributors may make the following payments to dealers of record:

                            PERCENT OF SUCH PURCHASES

     1% of the first $2 million
     plus 0.80% of the next $1 million
     plus 0.50% of the next $17 million
     plus 0.25% of amounts in excess of $20 million


         If an investor made a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

         If an investor makes a Large Purchase of Class A shares of a Category I or II Fund on or after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning February 17, 2003, Class A Shares of a Category I or II Fund may not be exchanged for Class A Shares of a Category III Fund.

         If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay 1.00% of such purchases as dealer compensation upon the exchange. The Class A Shares of the Category I or II Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.

         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange. Beginning on February 17, 2003, Class A Shares of a Category III Fund may not be exchanged for Class A Shares of another Category III Fund.

         Effective November 1, 2002, for purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value to retirement plans provided the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):

                            PERCENT OF SUCH PURCHASES

      0.50% of the first $20 million
      plus 0.25% of amounts in excess of $20 million

         A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. If AIM Distributors pays a dealer concession in connection with a plan's Large Purchase of Class A shares, such shares will be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first deposits money in the AIM Fund account. If the applicable dealer of record is unable to establish that a plan's Large Purchase of Class A shares is a new investment, AIM Distributors will not pay a dealer concession in connection with such Large Purchase and such Class A shares will not be subject to a CDSC.

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

INDIVIDUALS

         o an individual (including his or her spouse or domestic partner, and children);

         o any trust established exclusively for the benefit of an individual; and

         o a pension, profit-sharing, or other retirement plan established exclusively for the benefit of an individual, such as:

              a.  an IRA;

              b.  a Roth IRA;

              c.  a single-participant money-purchase/profit-sharing plan; and

              d. an individual participant in a 403(b) Plan (unless the 403(b) plan itself qualifies as the purchaser, as discussed below).

403(b) PLANS

         o A 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

              a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

              b. each transmittal must be accompanied by a single check or wire transfer; and

              c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal.

TRUSTEES AND FIDUCIARIES

         o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account;

         o a trustee or fiduciary purchasing for a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code; and

         o a trustee or fiduciary purchasing for a 457 plan, even if more than one beneficiary or participant is involved.

LINKED EMPLOYEE PLANS

         o Linked Employee Plans where the employer has notified AIM Distributors in writing that all of its related employee accounts should be linked, such as:

              a.  Simplified Employee Pension (SEP) Plans;

              b. Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) Plans; and

              c.  Savings Incentive Match Plans for Employees IRA (SIMPLE IRA).

OTHER GROUPS

         o any other organized group of persons, whether incorporated or not, provided that:

              a. the organization has been in existence for at least six months; and

              b. the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

         A Qualified Purchaser may pay reduced initial sales charges by:

         o indicating on the account application that he or she intends to provide a Letter of Intent ("LOI"); and

         o    fulfilling the conditions of that LOI.

         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he or she understands and agrees to the terms of the LOI and is bound by the provisions described below:

     Calculating the Initial Sales Charge

     o Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

     o It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

     o The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

     o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

     Calculating the Number of Shares to be Purchased

     o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

     o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

     o If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

     o The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

     Fulfilling the Intended Investment

     o By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

     o To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

     o If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

     Canceling the LOI

     o If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

     o If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

     Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

     LOIs and Contingent Deferred Sales Charges

         If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds are subject to an 18-month, 1% CDSC.

RIGHTS OF ACCUMULATION

         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his or her existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

         If an investor's new purchase of Class A shares of a Category I or II Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period (12 months for Category III Fund shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.

         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as:

     o Persons who have a relationship with the funds or with AIM and its affiliates, and are therefore familiar with the funds, and who place unsolicited orders directly with AIM Distributors; or

     o Programs for purchase that involve little expense because of the size of the transaction and shareholder records required.

         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

     o   AIM Management and its affiliates, or their clients;

     o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds,--Registered Trademark-- and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

     o Any current or retired officer, director, or employee (and members of their immediate family), of PFPC Inc. (formerly known as First Data Investor Services Group);

     o Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

     o   Purchases through approved fee-based programs;

     o Employee benefit plans that are Qualified Purchasers, as defined above, and non-qualified plans offered in conjunction with those employee benefit plans, provided that:

              a.  the initial investment in the plan(s) is at least $1 million;

              b.  the sponsor signs a $1 million LOI;

              c. the employer-sponsored plan has at least 100 eligible employees; or

              d. all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor.

         Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Opportunities I Fund by such plans are subject to initial sales charges;

     o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

     o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

     o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

     o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

     o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

     o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

     o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

     o   Qualified Tuition Programs created and maintained in accordance with
         Section 529 of the Code; and

     o Participants in select brokerage programs for defined contribution plans and rollover IRAs (including rollover IRAs which accept annual IRA contributions) who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

         As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.

         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

     o   the reinvestment of dividends and distributions from a Fund;

     o   exchanges of shares of certain Funds;

     o   use of the reinstatement privilege; or

     o   a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

         In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Purchases of Class R Shares

         Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered:

                            PERCENT OF SUCH PURCHASES

               0.75% of the first $5 million
               plus 0.50% of amounts in excess of $5 million

         A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. In order to receive such payments, the dealer of record must sign an agreement with AIM Distributors and meet certain requirements.

Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AFS as long as such request is received prior to the close of the customary trading session of the NYSE. AFS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AFS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), present or future, with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

         SYSTEMATIC WITHDRAWAL PLAN. A Systematic Withdrawal Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Withdrawal Plan, all shares are to be held by AFS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AFS. To provide funds for payments made under the Systematic Withdrawal Plan, AFS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B, Class C or Class R shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

         A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class R shares. On and after November 15, 2001 and through October 30, 2002, a CDSC also may be imposed upon the redemption of Large Purchases of Class A Shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II, or III Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

         o Redemptions of shares of Category I or II Funds held more than 18 months;

         o Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

         o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

         o Redemptions from employee benefit plans designated as Qualified Purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

         o        Redemptions from private foundations or endowment funds;

         o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

         o Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds are redeemed within 18 months of the original purchase of the exchange of Category I or II Fund shares;

         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

         o Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 (and through October 30, 2002 with respect to Category III Funds), unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;

         o Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds shares; and

         o Redemptions of Category I or II Funds by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

         o Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

         o Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age
                  70 1/2;

         o Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

         o Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

         o Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

         o Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

         o Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
                  Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2));

         o Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

         o Additional purchases of Class C shares of AIM International Core Equity Fund (formerly known as AIM International Value
                  Fund) and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds;
                  (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

         o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

         o        Investment account(s) of AIM;

         o Class C shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him;

         o Redemptions of Class C shares, where such redemptions are in connection with employee terminations or withdrawals from (i) a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code; and (ii) a 457 plan, even if more than one beneficiary or participant is involved;

         o Redemptions of Class C shares of an AIM Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and

         o Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC.

         CDSCs will not apply to the following redemptions of Class R shares:

         o Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him;

         o Redemptions, if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC; and

         o Redemptions, if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC.

General Information Regarding Purchases, Exchanges and Redemptions

         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AFS with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AFS in its sole discretion.

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AFS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AFS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AFS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by selecting the AIM Internet Connect option on his completed account application form or completing an AIM Internet Connect Authorization Form. By signing either form the investor acknowledges and agrees that AFS and AIM Distributors will not be liable for any loss, expense or cost arising out of any internet transaction effected in accordance with the instructions set forth in the forms if they reasonably believe such request to be genuine. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that (1) if he no longer wants the AIM Internet

Connect option, he will notify AFS in writing, and (2) the AIM Internet Connect option may be terminated at any time by the AIM Funds.

OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.

         For example, at the close of business on October 31, 2002, AIM Global Health Care Fund - Class A shares had a net asset value per share of $22.41. The offering price, assuming an initial sales charge of 4.75%, therefore was $23.53.

Calculation of Net Asset Value

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

         Foreign securities are converted into U.S. dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing price, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

         AIM intends to redeem all shares of the Funds in cash. It is possible that future conditions may make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property. If the Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold as of January 1, 2002, 30% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, the backup withholding decreases in phases to 28% for distributions made in the year 2006 and thereafter.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund, or

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN, or

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions, except for AIM Strategic Income Fund.

         It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

         Distributions paid by a fund other than daily dividends have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares because of higher distribution fees paid by Class B and Class C shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principles under the 1940 Act and the Code.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gains to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances a Fund may be required to sell portfolio holdings to meet this requirement.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself.

With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. Those Funds that are permitted to invest in foreign equity securities may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

          SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Fund within thirty
(30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares and any such loss will be disallowed to the extent of any exempt-interest dividends that were received in a six month period. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition.

         BACKUP WITHHOLDING. The Funds may be required to withhold, as of January 1, 2002, 30% of distributions and/or redemption payments; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 30% on distributions made on or after January 1, 2002 that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for dividends from income and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of Class A shares.

         FUND                                                 CLASS A                 CLASS B            CLASS C
         ----                                                 -------                 -------            -------
         AIM Developing Markets Fund                            0.50%                 1.00%              1.00%
         AIM Global Energy Fund                                 0.50%                 1.00%              1.00%
         AIM Global Financial Services Fund                     0.50%                 1.00%              1.00%
         AIM Global Health Care Fund                            0.50%                 1.00%              1.00%
         AIM Global Science
           and Technology Fund                                  0.50%                 1.00%              1.00%
         AIM Libra Fund                                         0.35%                 1.00%              1.00%
         AIM Strategic Income Fund                              0.35%                 1.00%              1.00%

         All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse

AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares or Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares attributable to the customers of selected dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix I for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the year, or period, ended October 31, 2002 and Appendix J for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended October 31, 2002.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and Class C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

         Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended October 31 are found in Appendix K.


                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                  P(1+T)(n)=ERV

Where           P       =    a hypothetical initial payment of $1,000.

                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the beginning of the one, five, or ten year periods).

                n       =    number of years.

                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the one, five, or ten year periods (or fractional portion of such period).


         The average annual total returns for each Fund, with respect to its Class A, Class B and Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix L.

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge, at the time of purchase; and (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC, on a redemption of shares held for the period.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                  P(1+U)(n)=ERV

Where           P      =   a hypothetical initial payment of $1,000.
                U      =   average annual total return assuming payment of
                           only a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period.
                n      =   number of years.
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000.
                V      =   cumulative total return assuming payment of all of,
                           a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period.
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         The cumulative total returns for each Fund, with respect to its Class A, Class B and Class C shares for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix L.

Average Annual Total Return (After Taxes on Distributions) Quotation

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                               P(1+T)(n) = ATV(D)

Where           P        =   a hypothetical initial payment of $1,000;
                T        =   average annual total return (after taxes on
                             distributions);
                N        =   number of years; and
                ATV(D)   =   ending value of a hypothetical $1,000 payment made
                             at the beginning of the one, five, or ten year periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; and (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class B and Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix L.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                               P(1+T)(n) = ATV(DR)

Where           P        =   a hypothetical initial payment of $1,000;
                T        =   average annual total return (after taxes on
                             distributions and redemption);
                N        =   number of years; and

                ATV(DR)  =   ending value of a hypothetical $1,000 payment made
                             at the beginning of the one, five, or ten year periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; and (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Class A, Class B and Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix L.

Yield Quotation

         Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for each Fund is as follows:

                        YIELD = 2[((a-b)/(c x d)+1)(6)-1]

Where          a    =   dividends and interest earned during a stated 30-day
                        period. For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date.
                        Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).

               b   =    expenses accrued during period (net of reimbursements).

               c   =    the average daily number of shares outstanding during
                        the period that were certified to receive dividends.

               d   =    the maximum offering price per share on the last day of
                        the period.

         A Fund may quote its distribution rate, which uses the most recent dividend paid annualized as a percentage of the Fund's offering price.

         The yield and distribution rate for AIM Strategic Income Fund is found in Appendix L.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         Certain Funds may participate in the initial public offering (IPO) market in some market cycles. Because of these Funds' small asset bases, any investment the Funds may make in IPOs may significantly affect these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the Funds' total returns.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

         Advertising Age                    Fortune                             Pensions & Investments
         Barron's                           Hartford Courant Inc.               Personal Investor
         Best's Review                      Institutional Investor              Philadelphia Inquirer
         Broker World                       Insurance Forum                     USA Today
         Business Week                      Insurance Week                      U.S. News & World Report
         Changing Times                     Investor's Business Daily           Wall Street Journal
         Christian Science Monitor          Journal of the American             Washington Post
         Consumer Reports                      Society of CLU & ChFC

         Economist                          Kiplinger Letter                    CNN
         FACS of the Week                   Money                               CNBC
         Financial Planning                 Mutual Fund Forecaster              PBS
         Financial Product News             Nation's Business
         Financial World                    New York Times
         Forbes                             Pension World

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                                    Stanger
         Donoghue's                                           Weisenberger
         Mutual Fund Values (Morningstar)                     Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

         Goldman Technology Index                             Lehman Brothers High Yield Index
         J P Morgan Global Government Bond Index              MSCI All Country World Free Index
         Lipper Emerging Markets Fund Index                   MSCI All Country World Sector Index
         Lipper Natural Resources Fund Index                  MSCI Emerging Markets Free Index
         Lipper Financial Services Fund Index                 MSCI World Health Care Sector Index
         Lipper Multi-Sector Income Fund Index                Pacific Stock Exchange Technology 100 Index
         Lipper Health/Biotech Fund Index                     Standard & Poor's Energy Index
         Lipper Multi-Sector Income Fund Index                Standard & Poor's 500 Stock Index
         Lipper Science and Technology Fund Index             NASDAQ Index
         Lehman Brothers Aggregate Bond Index                 NYSE Finance Index

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:


                              MOODY'S BOND RATINGS

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

         Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

         In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         MOODY'S SHORT-TERM LOAN RATINGS

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

         A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

         A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

         Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

         S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

         An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA


         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

         Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

          An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

          Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       FITCH INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.


                      FITCH SPECULATIVE GRADE BOND RATINGS

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

          Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS

                              As of January 1, 2003

    The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities if any.


                                  TRUSTEE
    NAME, YEAR OF BIRTH AND       AND/OR                                                                OTHER
   POSITION(S) HELD WITH THE      OFFICER                                                          DIRECTORSHIP(S)
            TRUST                  SINCE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           HELD BY TRUSTEE
   -------------------------      -------    -------------------------------------------           ---------------
INTERESTED PERSONS

Robert H. Graham(1)--  1946         1998     Director and Chairman, A I M Management Group         None
Trustee, Chairman and President              Inc. (financial services holding company); and
                                             Director and Vice Chairman,
                                             AMVESCAP PLC (parent of AIM and a
                                             global investment management firm);
                                             formerly, President and Chief
                                             Executive Officer, A I M Management
                                             Group Inc.; Director, Chairman and
                                             President, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director and Chairman, A I M
                                             Capital Management, Inc.
                                             (registered investment advisor),
                                             A I M Distributors, Inc. (registered
                                             broker dealer), A I M Fund
                                             Services, Inc., (registered
                                             transfer agent), and Fund
                                             Management Company (registered
                                             broker dealer)

Mark H. Williamson(2) -- 1951       2003     Director, President and Chief Executive Officer,      Director, Chairman,
Trustee                                      A I M Management Group Inc. (financial services       President and Chief
                                             holding company); Director, Chairman and              Executive Officer,
                                             President, A I M Advisors, Inc. (registered           INVESCO Bond Funds,
                                             investment advisor); Director, A I M Capital          Inc., INVESCO
                                             Management, Inc. (registered investment advisor)      Combination Stock &
                                             and A I M Distributors, Inc. (registered broker       Bond Funds, Inc.,
                                             dealer), Director and Chairman, A I M Fund            INVESCO Counselor
                                             Services, Inc. (registered transfer agent), and       Series Funds, Inc.,
                                             Fund Management Company (registered broker            INVESCO
                                             dealer); and Chief Executive Officer, AMVESCAP        International
                                             PLC - AIM Division (parent of AIM and a global        Funds, Inc.,
                                             investment management firm); formerly, Chief          INVESCO Manager
                                             Executive Officer, INVESCO Funds Group, Inc.          Series Funds, Inc.,
                                                                                                   INVESCO Money
                                                                                                   Market Funds, Inc.,
                                                                                                   INVESCO Sector
                                                                                                   Funds, Inc.,
                                                                                                   INVESCO Stock
                                                                                                   Funds, Inc.,
                                                                                                   INVESCO Treasurer's
                                                                                                   Series Funds, Inc.
                                                                                                   and INVESCO
                                                                                                   Variable Investment
                                                                                                   Funds, Inc.



----------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the trust.

                                  TRUSTEE
    NAME, YEAR OF BIRTH AND       AND/OR                                                                OTHER
   POSITION(S) HELD WITH THE      OFFICER                                                          DIRECTORSHIP(S)
            TRUST                  SINCE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           HELD BY TRUSTEE
   -------------------------      -------    -------------------------------------------           ---------------
INDEPENDENT TRUSTEES

                                    1987     Of Counsel, law firm of Baker & McKenzie              Badgley Funds, Inc.
Frank S. Bayley -- 1939                                                                            (registered
Trustee                                                                                            investment company)

                                    2001     Chairman, Crockett Technology Associates              ACE Limited
Bruce L. Crockett -- 1944                    (technology consulting company)                       (insurance
Trustee                                                                                            company); and
                                                                                                   Captaris, Inc.
                                                                                                   (unified messaging
                                                                                                   provider)

                                    2001     Chairman, Cortland Trust, Inc. (registered            None
Albert R. Dowden --  1941                    investment company) and DHJ Media, Inc.;
Trustee                                      Director, Magellan Insurance Company; Member of
                                             Advisory Board of Rotary Power International
                                             (designer, manufacturer, and seller of rotary
                                             power engines); formerly, Director, President
                                             and CEO, Volvo Group North America, Inc.; and
                                             director of various affiliated Volvo companies

                                    2001     Formerly, Chairman, Mercantile Mortgage Corp.;        None
Edward K. Dunn, Jr. -- 1935                  Vice Chairman, President and  Chief Operating
Trustee                                      Officer, Mercantile-Safe Deposit & Trust Co.;
                                             and President, Mercantile Bankshares Corp.

                                    2001     Chief Executive Officer, Twenty First Century         Administaff
Jack M. Fields -- 1952                       Group, Inc. (government affairs company)
Trustee


                                    2001     Partner, law firm of Kramer Levin Naftalis and        Cortland Trust,
Carl Frischling -- 1937                      Frankel LLP                                           Inc. (registered
Trustee                                                                                            investment company)

                                    2001     Formerly, Chief Executive Officer, YWCA of the        None
Prema Mathai-Davis -- 1950                   USA
Trustee

                                    2001     Partner, law firm of Pennock & Cooper                 None
Lewis F. Pennock -- 1942
Trustee

                                    1987     Retired                                               None
Ruth H. Quigley -- 1935
Trustee

                                  TRUSTEE
    NAME, YEAR OF BIRTH AND       AND/OR                                                                OTHER
   POSITION(S) HELD WITH THE      OFFICER                                                          DIRECTORSHIP(S)
            TRUST                  SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
   -------------------------      -------        -------------------------------------------       ---------------
                                    2001     Executive Vice President, Development and             None
Louis S. Sklar -- 1939                       Operations, Hines Interests Limited Partnership
Trustee                                      (real estate development company)

OTHER OFFICERS

                                    1998     Director, Chairman and Director of Investments,       N/A
Gary T. Crum(3) -- 1947                      A I M Capital Management, Inc.; Director and
Senior Vice President                        Executive Vice President, A I M Management Group
                                             Inc.; Director and Senior Vice President, A I M
                                             Advisors, Inc.; and Director, A I M
                                             Distributors, Inc. and AMVESCAP PLC; formerly,
                                             President, A I M Capital Management, Inc.

                                    1998     Director, Senior Vice President, General Counsel      N/A
Carol F. Relihan -- 1954                     and Secretary, A I M Advisors, Inc. and A I M
Senior Vice President and                    Management Group Inc.; Director, Vice President
Secretary                                    and General Counsel, Fund Management Company;
                                             and Vice President, A I M Fund Services, Inc.,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.

                                    1992     Managing Director and Chief Research Officer -        N/A
Stuart W. Coco -- 1955                       Fixed Income, A I M Capital Management, Inc.;
Vice President                               and Vice President, A I M Advisors, Inc.


                                    1998     Vice President and Chief Compliance Officer,          N/A
Melville B. Cox -- 1943                      A I M Advisors, Inc. and A I M Capital Management,
Vice President                               Inc.; and Vice President, A I M Fund Services,
                                             Inc.

                                    1999     Vice President A I M Advisors, Inc.; and              N/A
Edgar M. Larsen(3) -- 1940                   President, Chief Executive Officer and Chief
Vice President                               Investment Officer; A I M Capital Management,
                                             Inc.

                                    1998     Vice President and Fund Treasurer, A I M              N/A
Dana R. Sutton -- 1959                       Advisors, Inc.
Vice President and
Treasurer



----------

(3) Information is current as of January 10, 2003

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2002


                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES OVERSEEN BY
                                    DOLLAR RANGE OF EQUITY SECURITIES              TRUSTEE IN THE AIM FAMILY OF
     NAME OF TRUSTEE                            PER FUND                           FUNDS--Registered Trademark--
     ---------------                ---------------------------------            --------------------------------
Robert H. Graham            [Developing Markets           $10,001 - $50,000                Over $100,000


Frank S. Bayley             [Developing Markets             $1 - $10,000]                $10,001 - $50,000


                            [Strategic Income               $1 - $10,000]


Bruce L. Crockett                                 [-0-]                                    $1 - $10,000

Albert R. Dowden                                  [-0-]                                   Over $100,000

                            [Global Science
Edward K. Dunn, Jr.         and Technology                  $1 - $10,000]                Over $100,000(1)


Jack M. Fields                                    [-0-]                                   Over $100,000(1)

Carl Frischling                                   [-0-]                                   Over $100,000(1)

Prema Mathai-Davis                                [-0-]                                   Over $100,000(1)

Lewis F. Pennock                                  [-0-]                                 $10,001 - $50,000

Ruth H. Quigley             [Developing Markets             $1 - $10,000]                  $1 -$10,000

Louis S. Sklar                                    [-0-]                                   Over $100,000(1)

----------

(1) Includes the total amount of compensation deferred by the trustee at his or her other election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE


         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002:


                                                           RETIREMENT
                                      AGGREGATE             BENEFITS                                   TOTAL
                                  COMPENSATION FROM         ACCRUED         ESTIMATED ANNUAL       COMPENSATION
                                         THE                 BY ALL           BENEFITS UPON        FROM ALL AIM
             TRUSTEE                   TRUST(1)           AIM FUNDS(2)        RETIREMENT(3)          FUNDS(4)
             -------              -----------------       ------------      ----------------       ------------
  Frank S. Bayley                                         $ 142,800                  $90,000            150,000
  Bruce L. Crockett                                          50,132                   90,000            149,000
  Owen Daly II(5)                                            40,045                   90,000                -0-
  Albert R. Dowden                                           57,955                   90,000            150,000
  Edward K. Dunn, Jr.                                        94,149                   90,000            149,000
  Jack M. Fields                                             29,153                   90,000            153,000
  Carl Frischling(6)                                         74,511                   90,000            150,000
  Prema Mathai-Davis                                         33,931                   90,000            150,000
  Lewis F. Pennock                                           54,802                   90,000            154,000
  Ruth H. Quigley                                           142,502                   90,000            153,000
  Louis S. Sklar                                             78,500                   90,000            153,000

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended October 31, 2002, including earnings was $_____.

(2) During the fiscal year ended October 31, 2002, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $______.

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) All trustees currently serve as directors or trustees of seventeen registered investment companies advised by AIM.

(5)  Mr. Daly was a trustee until December 31, 2001, when he retired.

(6) During the fiscal year ended October 31, 2002, the Trust paid $25,413.00 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of February 3, 2003.

AIM DEVELOPING MARKETS FUND

                                                 CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                               -------------------       -------------------      -------------------

NAME AND ADDRESS OF                            PERCENTAGE OWNED OF       PERCENTAGE OWNED OF      PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                     RECORD                    RECORD                    RECORD
-------------------                            -------------------       -------------------      -------------------
Merrill Lynch Pierce Fenner & Smith                   7.09%                     6.10%                    30.61%
FBO The Sole Benefit of Customers
ATTN: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

Smith Barney House Account
Attn: Cindy Tempesta, 7th Floor
333 West 34th Street                                 14.23%                     6.38%                      --
New York, NY 10001-2483

AIM GLOBAL ENERGY FUND

                                                 CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                               -------------------       -------------------      -------------------
NAME AND ADDRESS OF                            PERCENTAGE OWNED OF       PERCENTAGE OWNED OF      PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                     RECORD                    RECORD                    RECORD
-------------------                            -------------------       -------------------      -------------------
Deloitte & Touche                                    16.88%                       --                        --
Profit Sharing Plan
Chase Manhattan Bank Trustee
Attn: Angela Ma
3 Metrotech Center, 6th Floor
Brooklyn, NY 11245-0001

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor                    5.19%                    10.12%                    10.77%
Jacksonville, FL 32246

Smith Barney House Account
Attn: Cindy Tempesta, 7th Floor
333 West 34th Street                                    --                      5.37%                       --
New York, NY 10001-2483

AIM GLOBAL FINANCIAL SERVICES FUND

                                                 CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                               -------------------       -------------------      -------------------

NAME AND ADDRESS OF                            PERCENTAGE OWNED OF       PERCENTAGE OWNED OF      PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                     RECORD                    RECORD                    RECORD
-------------------                            -------------------       -------------------      -------------------
Merrill Lynch Pierce Fenner & Smith                  10.96%                     8.69%                    16.44%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

Smith Barney House Account
Attn: Cindy Tempesta, 7th Floor
333 West 34th Street                                  5.17%                     8.91%                    7.60%
New York, NY 10001-2483


AIM GLOBAL HEALTH CARE FUND

                                                 CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                               -------------------       -------------------      -------------------

NAME AND ADDRESS OF                            PERCENTAGE OWNED OF       PERCENTAGE OWNED OF      PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                     RECORD                    RECORD                    RECORD
-------------------                            -------------------       -------------------      -------------------
Merrill Lynch Pierce Fenner & Smith                   9.20%                     7.32%                    13.13%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

Smith Barney House Account
Attn: Cindy Tempesta, 7th Floor
333 West 34th Street                                  7.75%                     7.41%                     5.14
New York, NY 10001-2483

AIM GLOBAL SCIENCE AND TECHNOLOGY FUND

                                                 CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                               -------------------       -------------------      -------------------

NAME AND ADDRESS OF                            PERCENTAGE OWNED OF       PERCENTAGE OWNED OF      PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                     RECORD                    RECORD                    RECORD
-------------------                            -------------------       -------------------      -------------------
Merrill Lynch Pierce Fenner & Smith                   6.49%                     5.54%                    8.11%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

Smith Barney House Account
Attn: Cindy Tempesta, 7th Floor
333 West 34th Street                                 10.16%                     9.80%                    5.99%
New York, NY 10001-2483

AIM LIBRA FUND

                                                 CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                               -------------------       -------------------      -------------------

NAME AND ADDRESS OF                            PERCENTAGE OWNED OF       PERCENTAGE OWNED OF      PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                     RECORD                    RECORD                    RECORD
-------------------                            -------------------       -------------------      -------------------
A I M Advisors, Inc.                                    --                      59.24%                      --
Attn: David Hessel
11 Greenway Plaza, Suite 1919
Houston, TX 77046

NFSC FEBO #WRN-151505
Philip C. Cohen
12521 Valley Pines Drive                                --                       9.77%                      --
Registertown, MD 21136

Scott Stringfellow, Inc.
909 East Main Street                                    --                       5.94%                      --
Richmond, VA 23219

AIM STRATEGIC INCOME FUND

                                                  CLASS A SHARES           CLASS B SHARES            CLASS C SHARES
                                               -------------------       -------------------      -------------------

NAME AND ADDRESS OF                            PERCENTAGE OWNED OF       PERCENTAGE OWNED OF      PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                      RECORD                   RECORD                    RECORD
-------------------                            -------------------       -------------------      -------------------
ANTC Cust Rollover IRAFBO                                                       7.28%                    9.58%
David F. Wesolowski
3944 South Camrose Ave
New Berlin, WI 53151-0000

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                             14.26%                    8.65%                    5.97%
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

Smith Barney House Account
Attn: Cindy Tempesta, 7th Floor
333 West 34th Street                                     --                       --                     6.16%
New York,NY 10001-2483

NFSC FEBO #JH1-088595
Isidro Baranda Suarez
Rosalinda Alonso
Surfside #75 B-14                                        --                       --                     5.74%
Palmas Del Mar
Humacao, PR 00791

MANAGEMENT OWNERSHIP

[As of February 3, 2003, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund.]

                                   APPENDIX E

                                 MANAGEMENT FEES

For the last three fiscal years ended October 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:

       FUND NAME                     2002                                 2001                                  2000
       ---------      ----------------------------------  ------------------------------------  ------------------------------------

                                  MANAGEMENT     NET                   MANAGEMENT     NET                    MANAGEMENT      NET
                      MANAGEMENT     FEE      MANAGEMENT  MANAGEMENT      FEE      MANAGEMENT   MANAGEMENT      FEE      MANAGEMENT
                       FEE PAID    WAIVERS     FEE PAID    FEE PAID     WAIVERS     FEE PAID     FEE PAID     WAIVERS     FEE PAID
                      ----------  ----------  ----------  -----------  ----------  -----------  -----------  ----------  -----------
AIM Developing
Markets Fund          $1,984,365  $1,032,501  $  951,864  $ 1,720,644  $  880,540  $   840,104  $ 2,321,564  $  195,861  $ 2,125,703

AIM Global Energy
Fund                     288,354     233,074      55,280      269,728     231,238       38,490      296,957     242,924       54,033

AIM Global Financial
Services Fund          2,792,762       3,254   2,789,508    2,721,720       1,017    2,720,703    1,192,264         -0-    1,192,264

AIM Global Health
Care Fund              8,509,208       5,611   8,503,597    7,123,437       1,495    7,122,942    4,963,633         -0-    4,963,633

AIM Global Science
and Technology
Fund                   5,944,573   3,384,288   2,560,285   13,178,872     728,934   12,499,938   29,880,111         -0-   29,880,111

AIM Libra Fund(1)            N/A         N/A         N/A          N/A         N/A          N/A          N/A         N/A          N/A

AIM Strategic
Income Fund              747,890     600,489     147,401      869,457     619,956      249,501    1,118,206     548,051      570,155


(1)  Commenced operations November 1, 2002

                                   APPENDIX F

                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended October 31:

                          FUND NAME                                   2002              2001              2000
                          ---------                                   ----              ----              ----
AIM Developing Markets Fund                                        $ 50,000           $ 50,000          $ 50,000

AIM Global Energy Fund                                               50,000             50,000            50,000

AIM Global Financial Services Fund                                   77,287             75,830            50,000

AIM Global Health Care Fund                                         168,501            134,681           117,295

AIM Global Science and Technology Fund                              128,170            154,242           202,100

AIM Libra Fund(1)                                                       N/A                N/A               N/A

AIM Strategic Income Fund                                            50,000             50,000            50,000

(1) Commenced operations on November 1, 2002

                                   APPENDIX G

                              BROKERAGE COMMISSIONS


Brokerage commissions paid(1) by each of the Funds listed below during the last three fiscal years were as follows:

                  FUND                                           2002                2001             2000
                  ----                                        -----------         ----------      -----------
AIM Developing Markets Fund                                   $   770,314         $  847,173      $ 1,647,898
AIM Global Energy Fund                                            272,129            169,701          139,146
AIM Global Financial Services Fund(2)                             436,172            472,634          183,970
AIM Global Health Care Fund                                     4,231,045          2,571,259        3,030,188
AIM Global Science and Technology Fund                          2,312,821          3,403,668        2,967,281
AIM Libra Fund(3)                                                     N/A                N/A              N/A
AIM Strategic Income Fund(4)                                          -0-              5,952           25,100


(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

(2) The variation in brokerage commission paid by AIM Global Financial Services Fund for the fiscal year ended October 31, 2001, as compared to the prior fiscal year was due to a significant increase in assets.

(3)      Commenced operations on November 1, 2002.

(4) The variation in brokerage commission paid by AIM Strategic Income Fund for the fiscal year ended October 31, 2000 as compared to fiscal years ended October 31, 2001 and 1999, was due to an increase in transactions executed with commissions.

                                   APPENDIX H

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS

         During the last fiscal year ended October 31, 2002, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:

                                                                                     RELATED
FUND                                                TRANSACTIONS              BROKERAGE COMMISSIONS
----                                                ------------              ---------------------
AIM Developing Markets Fund                         $         --                   $       --
AIM Global Energy Fund                                        --                           --
AIM Global Financial Services Fund                            --                           --
AIM Global Health Care Fund                                   --                           --
AIM Global Science and
    Technology Fund                                           --                           --
AIM Libra Fund(1)                                             --                           --
AIM Strategic Income Fund                                     --                           --

(1)      Commenced operations on November 1, 2002

         During the last fiscal year ended October 31, 2002, the Funds held securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:

FUND                                        SECURITY                                MARKET VALUE
----                                        --------                                ------------
AIM Developing Markets Fund                 N/A


AIM Global Energy Fund                      N/A

AIM Global Financial Services Fund
  Lehman Brothers Holdings Inc.             Common Stock                            $  7,894,614
  Morgan Stanley Dean Witter                Common Stock                               2,051,084
  Goldman Sachs Group, Inc. (The)           Common Stock                               5,821,080
  American Express Co.                      Common Stock                               3,982,515
  Merrill Lynch & Co., Inc.                 Common Stock                               6,273,135

AIM Global Health Care Fund                 N/A

AIM Global Science
   and Technology Fund                      N/A

AIM Strategic Income Fund
  Lehman Brothers Holdings Inc.             Discount Note                                311,278

Morgan Stanley                              Unsecured Notes                              320,244

Lehman Brothers Inc.                        Senior Subordinate Debenture                 180,577

                                   APPENDIX I

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS


         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year or period ended October 31, 2002 follows:

                                          CLASS A             CLASS B         CLASS C
FUND                                      SHARES              SHARES          SHARES
----                                    ----------          ----------      ----------
AIM Developing Markets Fund             $  682,689          $  504,496      $   33,535
AIM Global Energy Fund                      80,639             121,290          13,180
AIM Global Financial Services Fund         668,896           1,181,058         345,522
AIM Global Health Care Fund              3,027,390           2,277,903         492,799
AIM Global Science
   and Technology Fund                   1,965,401           1,952,778         242,286
AIM Libra Fund(1)                              N/A                 N/A             N/A
AIM Strategic Income Fund                  246,894             301,840          24,320



(1)      Commenced operations on November 1, 2002

                                   APPENDIX J

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS


         An estimate by category of the allocation of actual fees paid by Class A Shares of the Funds during the year ended October 31, 2002, follows:

                                                               PRINTING &                       UNDERWRITERS        DEALERS
                                             ADVERTISING        MAILING          SEMINARS       COMPENSATION     COMPENSATION
                                             ------------     ------------     ------------     ------------     ------------

AIM Developing Markets Fund                  $    120,848     $     15,214     $     45,354     $        -0-     $    501,273
AIM Global Energy Fund                              6,482              884            2,455              -0-           70,817
AIM Global Financial Services Fund                 51,212            6,397           17,157              -0-          594,139
AIM Global Health Care Fund                       223,507           28,292           80,688              -0-        2,694,898
AIM Global Science
   and Technology Fund                            143,631           18,154           54,629              -0-        1,748,988
AIM Libra Fund(1)                                     N/A              N/A              N/A              N/A              N/A
AIM Strategic Income Fund                           8,969            1,109            3,359              -0-          233,458

         An estimate by category of the allocation of actual fees paid by Class B Shares of the Funds during the year ended October 31, 2002, follows:

                                                               PRINTING &                       UNDERWRITERS        DEALERS
                                             ADVERTISING        MAILING          SEMINARS       COMPENSATION     COMPENSATION
                                             ------------     ------------     ------------     ------------     ------------

AIM Developing Markets Fund                  $      2,694     $        326     $        906     $    378,372     $    122,198
AIM Global Energy Fund                                -0-              -0-              -0-           90,968           30,323
AIM Global Financial Services Fund                 31,467            4,049           10,655          885,794          249,094
AIM Global Health Care Fund                        70,034            8,952           25,353        1,708,427          465,137
AIM Global Science
   and Technology Fund                             21,888            2,807            8,448        1,464,584          455,050
AIM Libra Fund(1)                                     N/A              N/A              N/A              N/A              N/A
AIM Strategic Income Fund                           4,558              523            1,452          226,380           68,927

         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the year ended October 31, 2002, follows:

                                                               PRINTING &                       UNDERWRITERS        DEALERS
                                             ADVERTISING        MAILING          SEMINARS       COMPENSATION     COMPENSATION
                                             ------------     ------------     ------------     ------------     ------------

AIM Developing Markets Fund                  $        -0-     $        -0-     $        -0-     $      9,141     $     24,394
AIM Global Energy Fund                              1,192              262              -0-            4,359            7,367
AIM Global Financial Services Fund                 10,661            1,454            4,038           75,715          253,655
AIM Global Health Care Fund                        26,122            3,081            9,063          187,306          267,226
AIM Global Science
   and Technology Fund                              5,661              718            1,595           38,272          196,040
AIM Libra Fund(1)                                     N/A              N/A              N/A              N/A              N/A
AIM Strategic Income Fund                           2,265              497              -0-            8,288           13,270

(1)      Commenced operations on November 1, 2002

                                   APPENDIX K

                               TOTAL SALES CHARGES


         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the last three fiscal years ending October 31:

                                                   2002                           2001                            2000
                                      ----------------------------    ----------------------------    ----------------------------

                                          SALES          AMOUNT          SALES           AMOUNT          SALES           AMOUNT
                                         CHARGES        RETAINED        CHARGES         RETAINED        CHARGES         RETAINED
                                      ------------    ------------    ------------    ------------    ------------    ------------

AIM Developing Markets Fund           $    124,830    $     22,655    $     70,148    $     12,631    $    135,795    $     25,847
AIM Global Energy Fund                      55,133           9,416          57,259           9,649          35,823           4,984
AIM Global Financial Services Fund         405,658          76,053       1,121,260         189,895         784,002         133,801
AIM Global Health Care Fund              1,703,543         300,015       1,789,730         303,612         554,506          97,946
AIM Global Science
   and Technology Fund                     511,950          90,080       1,643,392         289,307       9,076,900       1,575,107
AIM Libra Fund(1)                              N/A             N/A             N/A             N/A             N/A             N/A
AIM Strategic Income Fund                   92,955          17,230          94,909          17,139          71,248          12,841

*      Commenced operations on November 1, 2002

         The following chart reflects the contingent deferred sales charges paid by Class A, Class B and Class C shareholders and retained by AIM Distributors for the last three fiscal years ended October 31:

                                                 2002             2001             2000
                                             ------------     ------------     ------------

AIM Developing Markets Fund                  $      2,677     $     10,586     $     45,221
AIM Global Energy Fund                              5,122            2,960              516
AIM Global Financial Services Fund                 16,136           27,133           10,205
AIM Global Health Care Fund                        30,996           25,075            3,020
AIM Global Science  and Technology Fund            42,657           55,389           99,517
AIM Libra Fund(1)                                     N/A              N/A              N/A
AIM Strategic Income Fund                          27,915            3,289           17,039

(1)      Commenced operations on November 1, 2002

                                   APPENDIX L

                                PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURNS

         The average annual total returns (including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2002 are as follows:

                                  PERIODS ENDED
                                OCTOBER 31, 2002

                                                                                                        SINCE           INCEPTION
         CLASS A SHARES:                        1 YEAR             5 YEARS           10 YEARS         INCEPTION           DATE
         ---------------                     ------------       ------------       ------------      ------------     ------------
AIM Developing Markets Fund                          6.15%            (10.47)%              N/A             (6.58)%       01/11/94
AIM Global Energy Fund                              (0.52)%           (11.79)%              N/A              0.07%        05/31/94
AIM Global Financial Services Fund                 (11.95)%             5.88%               N/A              9.63%        05/31/94
AIM Global Health Care Fund                         17.85%              7.43%             11.81%             N/A%         08/07/89
AIM Global Science and
   Technology Fund                                 (37.15)%           (17.80)%            (2.78)%             N/A         01/27/92
AIM Libra Fund(1)                                     N/A                N/A                N/A               N/A         11/01/02
AIM Strategic Income Fund                          (11.35)%            (3.11)%             3.81%              N/A         03/29/88

(1)      Commenced operations on November 1, 2002

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2002 are as follows:

                                  PERIODS ENDED
                                OCTOBER 31, 2002

                                                                                                        SINCE           INCEPTION
         CLASS B SHARES:                        1 YEAR             5 YEARS           10 YEARS         INCEPTION           DATE
         ---------------                     ------------       ------------       ------------      ------------     ------------
AIM Developing Markets Fund                          5.83%             N/A              N/A            (11.17)%        11/03/97
AIM Global Energy Fund                              (0.01)%         (11.71)%            N/A              0.18%         05/31/94
AIM Global Financial Services Fund                 (12.61)%           6.08%             N/A              9.74%         05/31/94
AIM Global Health Care Fund                        (17.87)%           7.72%             N/A             13.78%         04/01/93
AIM Global Science and
   Technology Fund                                 (37.76)%         (17.67)%            N/A             (4.23)%        04/01/93
AIM Libra Fund(1)                                     N/A              N/A              N/A               N/A          11/01/02
AIM Strategic Income Fund                          (11.84)%          (3.08)%           3.77%              N/A          10/22/92

(1)      Commenced operations on November 1, 2002

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2002, are as follows:

                                  PERIODS ENDED
                                OCTOBER 31, 2002

                                                                                                        SINCE           INCEPTION
         CLASS C SHARES:                        1 YEAR             5 YEARS           10 YEARS         INCEPTION           DATE
         ---------------                     ------------       ------------       ------------      ------------     ------------
AIM Developing Markets Fund                          9.85%             N/A              N/A             (2.03)%        03/01/99
AIM Global Energy Fund                              (3.98)%            N/A              N/A              1.99%         03/01/99
AIM Global Financial Services Fund                  (8.94)%            N/A              N/A              3.58%         03/01/99
AIM Global Health Care Fund                        (14.91)%            N/A              N/A              8.11%         03/01/99
AIM Global Science and
   Technology Fund                                 (35.14)%            N/A              N/A            (26.98)%        03/01/99
AIM Libra Fund(1)                                     N/A              N/A              N/A               N/A          11/01/02
AIM Strategic Income Fund                           (8.29)%            N/A              N/A             (2.90)%        03/01/99

(1)      Commenced operations on November 1, 2002

CUMULATIVE TOTAL RETURNS

         The cumulative total returns (including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2002 are as follows:

                                  PERIODS ENDED
                                OCTOBER 31, 2002

                                                                                                        SINCE           INCEPTION
         CLASS A SHARES:                        1 YEAR             5 YEARS           10 YEARS         INCEPTION           DATE
         ---------------                     ------------       ------------       ------------      ------------     ------------
AIM Developing Markets Fund                          6.15%          (42.48)%            N/A            (45.08)%        01/11/94
AIM Global Energy Fund                               0.52%          (46.59)%            N/A              0.58%         05/31/94
AIM Global Financial Services Fund                 (11.95)%          33.09%             N/A            116.78%         05/31/94
AIM Global Health Care Fund                        (17.85)%          43.09%          205.42%              N/A          08/07/89
AIM Global Science and
   Technology Fund                                 (37.15)%         (62.48)%          24.57               N/A          01/27/92
AIM Libra Fund(1)                                     N/A              N/A              N/A               N/A          11/01/02
AIM Strategic Income Fund                          (11.35)%         (14.62)%          45.28%              N/A          03/29/88

(1)      Commenced operation on November 1, 2002

         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2002 are as follows:

                                  PERIODS ENDED
                                OCTOBER 31, 2002

                                                                                                        SINCE           INCEPTION
         CLASS B SHARES:                        1 YEAR             5 YEARS           10 YEARS         INCEPTION           DATE
         ---------------                     ------------       ------------       ------------      ------------     ------------
AIM Developing Markets Fund                          5.83%             N/A              N/A            (44.64)%        11/03/97
AIM Global Energy Fund                              (0.01)%         (46.36)%            N/A              1.53%         05/31/94
AIM Global Financial Services Fund                 (12.61)%          34.32%             N/A            118.77%         05/31/94
AIM Global Health Care Fund                        (17.87)%          45.01%             N/A            244.67%         04/01/93
AIM Global Science and
   Technology Fund                                 (37.76)%         (62.18)%            N/A            (33.88)%        04/01/93
AIM Libra Fund(1)                                     N/A              N/A              N/A               N/A          11/01/02
AIM Strategic Income Fund                          (11.84)%         (14.46)%          44.83%              N/A          10/22/92

(1)      Commenced operations on November 1, 2002

         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2002 are as follows:

                                  PERIODS ENDED
                                OCTOBER 31, 2002

                                                                                                       SINCE          INCEPTION
         CLASS C SHARES:                        1 YEAR             5 YEARS           10 YEARS        INCEPTION          DATE
         ---------------                     ------------       ------------       ------------     ------------    ------------
AIM Developing Markets Fund                          9.85%             N/A              N/A            (7.25)%       03/01/99
AIM Global Energy Fund                               3.98%             N/A              N/A             7.50%        03/01/99
AIM Global Financial Services Fund                  (8.94)%            N/A              N/A            13.77%        03/01/99
AIM Global Health Care Fund                        (14.91)%            N/A              N/A            33.11%        03/01/99
AIM Global Science and
   Technology Fund                                 (35.14)%            N/A              N/A           (68.45)%       03/01/99
AIM Libra Fund(1)                                     N/A              N/A              N/A              N/A         11/01/02
AIM Strategic Income Fund                           (8.29)%            N/A              N/A           (10.22)%       03/01/99

(1)      Commenced operations on November 1, 2002

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

         The average annual total returns (after taxes on distributions and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2002 are as follows:

                                  PERIODS ENDED
                                OCTOBER 31, 2002

                                                                                                       SINCE          INCEPTION
         CLASS A SHARES:                        1 YEAR             5 YEARS           10 YEARS        INCEPTION          DATE
         ---------------                     ------------       ------------       ------------     ------------    ------------
AIM Developing Markets Fund                          5.69%          (11.00)%            N/A            (7.43)%       01/11/94
AIM Global Energy Fund                               0.28%          (12.03)%            N/A            (0.26)%       05/31/94
AIM Global Financial Services Fund                 (11.95)%           4.24%             N/A             8.30%        05/31/94
AIM Global Health Care Fund                        (20.80)%           3.69%            8.88%            N/A%         08/07/89
AIM Global Science and
   Technology Fund                                 (37.15)%         (19.07)%          (4.15)%            N/A         01/27/92
AIM Libra Fund(1)                                     N/A              N/A              N/A              N/A         11/01/02
AIM Strategic Income Fund                          (13.68)%          (5.51)%           0.76%             N/A         03/29/88

(1)      Commenced operations on November 1, 2002

         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2002 are as follows:

                                  PERIODS ENDED
                                OCTOBER 31, 2002

                                                                                                       SINCE          INCEPTION
         CLASS B SHARES:                        1 YEAR             5 YEARS           10 YEARS        INCEPTION          DATE
         ---------------                     ------------       ------------       ------------     ------------    ------------
AIM Developing Markets Fund                          5.60%             N/A              N/A           (11.56)%       11/03/97
AIM Global Energy Fund                              (0.01)%         (11.92)%            N/A            (0.10)%       05/31/94
AIM Global Financial Services Fund                 (12.61)%           4.41              N/A             8.43%        05/31/94
AIM Global Health Care Fund                        (21.16)%           3.76%             N/A            10.60%        04/01/93
AIM Global Science and
   Technology Fund                                 (37.76)%         (19.01)%            N/A            (5.64)%       04/01/93
AIM Libra Fund(1)                                     N/A              N/A              N/A              N/A         11/01/02
AIM Strategic Income Fund                          (14.03)%          (5.25)%           0.93%             N/A         10/22/92

(1)      Commenced operations on November 1, 2002

         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2002 are as follows:

                                  PERIODS ENDED
                                OCTOBER 31, 2002

                                                                                                       SINCE          INCEPTION
         CLASS C SHARES:                        1 YEAR             5 YEARS           10 YEARS        INCEPTION          DATE
         ---------------                     ------------       ------------       ------------     ------------    ------------
AIM Developing Markets Fund                          9.61%             N/A              N/A            (2.09)%       03/01/99
AIM Global Energy Fund                              (3.98)%            N/A              N/A             1.99%        03/01/99
AIM Global Financial Services Fund                  (8.94)%            N/A              N/A             1.74%        03/01/99
AIM Global Health Care Fund                         18.21%             N/A              N/A             5.52%        03/01/99
AIM Global Science and
   Technology Fund                                 (35.14)%            N/A              N/A           (28.17)%       03/01/99
AIM Libra Fund(1)                                     N/A              N/A              N/A              N/A         11/01/02
AIM Strategic Income Fund                          (10.49)%            N/A              N/A            (5.10)%       03/01/99

(1)      Commenced operations on November 1, 2002

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

         The average annual total returns (after taxes on distributions and redemption and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2002 are as follows:

                                  PERIODS ENDED
                                OCTOBER 31, 2002

                                                                                                       SINCE          INCEPTION
         CLASS A SHARES:                        1 YEAR             5 YEARS           10 YEARS        INCEPTION          DATE
         ---------------                     ------------       ------------       ------------     ------------    ------------
AIM Developing Markets Fund                          3.80%           (8.10)%            N/A            (5.18)%       01/11/94
AIM Global Energy Fund                              (0.31)%          (8.94)%            N/A            (0.01)%       05/31/94
AIM Global Financial Services Fund                  (7.34)%           4.11%             N/A             7.50%        05/31/94
AIM Global Health Care Fund                         (9.15)%           4.67%            9.93%             N/A         08/07/89
AIM Global Science and
   Technology Fund                                 (22.81)%         (11.03)%          (0.86)%            N/A         01/27/92
AIM Libra Fund(1)                                     N/A              N/A              N/A              N/A         11/01/02
AIM Strategic Income Fund                           (6.91)%          (3.50)%           1.62%             N/A         03/29/88

(1)      Commenced operations on November 1, 2002

         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2002 are as follows:

                                  PERIODS ENDED
                                OCTOBER 31, 2002

                                                                                                       SINCE          INCEPTION
         CLASS B SHARES:                        1 YEAR             5 YEARS           10 YEARS        INCEPTION          DATE
         ---------------                     ------------       ------------       ------------     ------------    ------------
AIM Developing Markets Fund                          3.60%             N/A              N/A            (8.54)%       11/03/97
AIM Global Energy Fund                              (0.01)%          (8.86)%            N/A             0.11%        05/31/94
AIM Global Financial Services Fund                  (7.75)%           4.28%             N/A             7.63%        05/31/94
AIM Global Health Care Fund                         (8.93)%           4.87%             N/A            10.35%        04/01/93
AIM Global Science and
   Technology Fund                                 (23.18)%         (10.80)%            N/A            (1.85)%       04/01/93
AIM Libra Fund(1)                                     N/A              N/A              N/A              N/A         11/01/02
AIM Strategic Income Fund                           (7.21)%          (3.37)%           1.71%             N/A         10/22/92

(1)      Commenced operations on November 1, 2002

         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2002 are as follows:

                                  PERIODS ENDED
                                OCTOBER 31, 2002

                                                                                                       SINCE          INCEPTION
         CLASS C SHARES:                        1 YEAR             5 YEARS           10 YEARS        INCEPTION          DATE
         ---------------                     ------------       ------------       ------------     ------------    ------------
AIM Developing Markets Fund                          6.06%             N/A              N/A            (1.64)%       03/01/99
AIM Global Energy Fund                              (2.44)%            N/A              N/A             1.60%        03/01/99
AIM Global Financial Services Fund                  (5.49)%            N/A              N/A             2.17%        03/01/99
AIM Global Health Care Fund                         (7.12)%            N/A              N/A             6.26%        03/01/99
AIM Global Science and
   Technology Fund                                 (21.57)%            N/A              N/A           (17.39)%       03/01/99
AIM Libra Fund(1)                                     N/A              N/A              N/A              N/A         11/01/02
AIM Strategic Income Fund                           (5.03)%            N/A              N/A            (3.28)%       03/01/99

(1)      Commenced operations on November 1, 2002

YIELDS

         The yields for the named Fund are as follows:

                                                              30 DAYS ENDED
                                                            OCTOBER 31, 2002
                                                   ----------------------------------
                                                   CLASS A       CLASS B      CLASS C
                                                   -------       -------      -------
        AIM Strategic Income Fund
        with waivers                                6.24%         5.88%        5.88%
        without waivers                             5.63%         5.24%        5.24%

DISTRIBUTION RATES

         The distribution rates for the named Fund are as follows:

                                                              30 DAYS ENDED
                                                            OCTOBER 31, 2002
                                                   ----------------------------------
                                                   CLASS A       CLASS B      CLASS C
                                                   -------       -------      -------
        AIM Strategic Income Fund
        Distribution rates at maximum offering
        price                                       7.32%         7.02%        7.02%

                              FINANCIAL STATEMENTS




                                       FS

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Developing Markets Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Developing Markets Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 12, 2002
Houston, Texas

FINANCIALS

Schedule of Investments

October 31, 2002

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-96.97%

Argentina-0.00%

Banco Hipotecario S.A.-Wts., expiring
  02/02/04 (Banks) (Acquired 01/28/99; Cost
  $30,850)(a)(b)(c)                                     617   $          0
==========================================================================

Brazil-6.47%

Brasil Telecom Participacoes S.A.-Pfd.
  (Integrated Telecommunication Services)       350,300,000      1,995,502
--------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A. (Steel)      77,676,000        805,688
--------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Integrated Oil
  & Gas)                                            108,600      1,309,687
--------------------------------------------------------------------------
Tele Centro Oeste Celular Participacoes
  S.A.-ADR (Wireless Telecommunication
  Services)                                         256,200        755,790
--------------------------------------------------------------------------
Tele Norte Leste Participacoes S.A.-ADR
  (Integrated Telecommunication Services)           234,434      1,622,283
--------------------------------------------------------------------------
Telesp Celular Participacoes S.A.-Pfd.
  (Wireless Telecommunication Services)         760,769,000        793,298
--------------------------------------------------------------------------
Uniao de Bancos Brasileiros S.A.-GDR (Banks)        137,016      1,245,475
--------------------------------------------------------------------------
Votorantim Celulose e Papel S.A.-ADR (Paper
  Products)                                          52,254        802,099
--------------------------------------------------------------------------
Votorantim Celulose e Papel S.A.-Pfd. (Paper
  Products)                                      28,087,000        881,738
==========================================================================
                                                                10,211,560
==========================================================================

China-1.05%

China Petroleum and Chemical Corp. (Sinopec)-
  Class H (Integrated Oil & Gas)                 10,700,000      1,660,010
==========================================================================

Czech Republic-0.56%

Komercni Banka A.S.-GDR (Banks)                      41,900        879,900
==========================================================================

Hong Kong-4.19%

China Unicom Ltd. (Wireless Telecommunication
  Services)(d)                                    5,441,000      3,383,468
--------------------------------------------------------------------------
Cosco Pacific Ltd. (Marine Ports & Services)      1,358,000      1,088,232
--------------------------------------------------------------------------
TCL International Holdings Ltd. (Consumer
  Electronics)                                    7,970,000      2,145,948
==========================================================================
                                                                 6,617,648
==========================================================================

Hungary-0.01%

Pannonplast Rt. (Commodity Chemicals)                 2,126         12,514
--------------------------------------------------------------------------
Technoimpex (Multi-Sector Holdings)(c)(d)             1,400              0
==========================================================================
                                                                    12,514
==========================================================================

India-4.07%

Bharti Televentures Ltd. Equity Participation
  Ctfs., expiring 02/19/03 (Goldman Sachs)
  (Telecommunications Equipment)(b)               2,005,500      1,099,014
--------------------------------------------------------------------------

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------
India-(Continued)

ICICI Bank Ltd.-ADR (Diversified Financial
  Services)                                          16,098   $     99,003
--------------------------------------------------------------------------
India Consumer & Finance Index-Equity
  Participation Ctfs., expiring 02/07/03
  (Goldman Sachs) (Diversified
  Financial Services)(d)                              2,374      2,435,178
--------------------------------------------------------------------------
India Industrial Index Equity Participation
  Ctfs., expiring 02/07/03 (Goldman Sachs)
  (Computer Hardware)(b)                             12,910      2,789,322
==========================================================================
                                                                 6,422,517
==========================================================================

Indonesia-2.34%

PT Telekomunikusi Indonesia (Integrated
  Telecommunication Services)                    11,101,500      3,698,495
==========================================================================

Israel-2.30%

IDB Development Corp. Ltd. (Multi-Sector
  Holdings)(d)                                       12,629        186,607
--------------------------------------------------------------------------
NICE Systems Ltd.-ADR (Telecommunications
  Equipment)(d)                                      59,100        475,755
--------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                  38,300      2,965,569
==========================================================================
                                                                 3,627,931
==========================================================================

Luxembourg-1.13%

Realtek Semiconductor-Equity Participation
  Ctfs., expiring 01/17/05 (Salomon Smith
  Barney) (Semiconductors)(d)                       640,538      1,780,055
==========================================================================

Malaysia-6.19%

Genting Berhad (Casinos & Gambling)                 545,000      1,893,158
--------------------------------------------------------------------------
IOI Corp. Berhad (Agricultural Products)          1,985,000      2,925,263
--------------------------------------------------------------------------
Palmco Holdings Berhad (Agricultural
  Products)(c)                                       62,875         74,126
--------------------------------------------------------------------------
Public Finance Berhad (Banks)                       627,000      1,105,500
--------------------------------------------------------------------------
RHB Capital Berhad (Banks)                        3,177,000      1,538,337
--------------------------------------------------------------------------
Star Publications Berhad (Publishing)               693,000      1,094,211
--------------------------------------------------------------------------
Tanjong Public Ltd. Co. (Casinos & Gambling)        466,000      1,140,474
==========================================================================
                                                                 9,771,069
==========================================================================

Mexico-10.25%

Alfa S.A.-Class A (Industrial Conglomerates)        613,000      1,006,741
--------------------------------------------------------------------------
America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)              99,500      1,337,280
--------------------------------------------------------------------------
America Telecom, S.A. de C.V.-Series A1
  (Wireless Telecommunication Services)(d)        1,550,000        942,249
--------------------------------------------------------------------------
Carso Global Telecom-Class A1 (Integrated
  Telecommunication Services)(d)                  1,550,000      1,644,377
--------------------------------------------------------------------------
Cemex S.A. de C.V.-CPO (Construction
  Materials)                                        224,400        904,509
--------------------------------------------------------------------------

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------
Mexico-(Continued)

Cemex S.A. de CV-Wts., expiring 12/21/04
  (Construction Materials) (Acquired
  12/16/99; Cost $7,704)(a)(b)                       22,000   $      7,766
--------------------------------------------------------------------------
Coca-Cola Femsa, S.A. de C.V.-ADR (Soft
  Drinks)                                            59,200      1,236,096
--------------------------------------------------------------------------
Fomento Economico Mexicano, S.A. de C.V.-ADR
  (Soft Drinks)                                      55,424      2,006,349
--------------------------------------------------------------------------
Grupo Financiero BanCrecer S.A. de
  C.V.-Series B (Diversified Financial
  Services)(d)                                            1              0
--------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.-Class O
  (Banks)                                            57,000        126,307
--------------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de C.V.-
  Class B (Banks)(d)                              3,184,490      2,497,884
--------------------------------------------------------------------------
Grupo Posadas S.A.-Series L (Hotels, Resorts
  & Cruise Lines)(d)                                752,300        331,930
--------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)(d)                                            105,728      2,970,957
--------------------------------------------------------------------------
Tubos de Acero de Mexico S.A. (Oil & Gas
  Equipment & Services)                             650,000      1,171,389
==========================================================================
                                                                16,183,834
==========================================================================

Russia-6.62%

LUKOIL-ADR (Integrated Oil & Gas)                    51,858      3,387,199
--------------------------------------------------------------------------
Mobile Telesystems-ADR (Wireless
  Telecommunication Services)                        78,300      2,561,976
--------------------------------------------------------------------------
RAO Unified Energy System-GDR REGS (Electric
  Utilities) (Acquired 12/07/00-10/31/01;
  Cost $1,131,075)(a)                               122,040      1,332,677
--------------------------------------------------------------------------
YUKOS-ADR (Integrated Oil & Gas)                     22,800      3,166,988
==========================================================================
                                                                10,448,840
==========================================================================

South Africa-11.45%

Anglo American Platinum Corp. Ltd. (Precious
  Metals & Minerals)                                 62,300      2,242,551
--------------------------------------------------------------------------
Anglo American PLC (Diversified Metals &
  Mining)                                           645,400      8,442,077
--------------------------------------------------------------------------
Barloworld Ltd. (Industrial Conglomerates)          213,500      1,193,809
--------------------------------------------------------------------------
Gold Fields Ltd. (Gold)                             178,700      2,045,013
--------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious
  Metals & Minerals)                                 37,101      2,130,112
--------------------------------------------------------------------------
Sappi Ltd. (Paper Products)(d)                       78,800        944,105
--------------------------------------------------------------------------
Standard Bank Investment Corp. Ltd. (Banks)         365,900      1,075,962
==========================================================================
                                                                18,073,629
==========================================================================

South Korea-22.27%

Daishin Securities Co.-Pfd. (Diversified
  Financial Services)                               149,500        993,002
--------------------------------------------------------------------------
Hyundai Development Co. (Construction &
  Engineering)(d)                                   254,000      1,375,833
--------------------------------------------------------------------------
Kangwon Land Inc. (Casinos & Gambling)(d)            15,200      1,390,850
--------------------------------------------------------------------------
Kookmin Bank-ADR (Banks)                            140,183      4,534,920
--------------------------------------------------------------------------
KT Corp.-ADR (Integrated Telecommunication
  Services)                                         149,300      3,066,622
--------------------------------------------------------------------------

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------
South Korea-(Continued)

POSCO-ADR (Steel)                                    97,300   $  2,250,549
--------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-GDR REGS
  (Electronic Equipment & Instruments)
  (Acquired 07/25/01-01/02/02; Cost
  $2,157,161)(a)                                     56,300      3,862,180
--------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-GDR REGS
  (Electronic Equipment & Instruments)
  (Acquired 11/03/00-08/29/01; Cost
  $3,563,486)(a)                                     43,023      6,141,533
--------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-Pfd.
  (Electronic Equipment & Instruments)(d)            11,300      1,514,052
--------------------------------------------------------------------------
Samsung Securities Co. Ltd. (Diversified
  Financial Services)                               106,200      2,746,103
--------------------------------------------------------------------------
Shinhan Financial Group Co., Ltd. (Banks)           322,160      3,382,154
--------------------------------------------------------------------------
SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)                       194,092      3,895,426
==========================================================================
                                                                35,153,224
==========================================================================

Taiwan-11.83%

Chinatrust Commercial Bank-Equity
  Participation Ctfs., expiring 07/18/03 (ABN
  AMRO) (Banks) (Acquired 07/19/02-09/20/02;
  Cost $3,985,611)(a)(b)                          4,782,580      3,789,238
--------------------------------------------------------------------------
High Tech Computer Corp.-Equity Participation
  Ctfs., expiring 08/29/03 (UBS Warburg)
  (Computer Hardware)(d)                            286,600      1,097,678
--------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.-GDR REGS
  (Computer Storage & Peripherals) (Acquired
  04/12/02-08/29/02; Cost $3,252,667)(a)            416,705      3,229,464
--------------------------------------------------------------------------
Taiwan Index-Equity Participation Ctfs.,
  expiring 12/26/02 (Goldman Sachs)
  (Multi-Sector Holdings)(d)                        420,300      2,387,304
--------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-Equity Participation Ctfs., expiring
  01/15/04 (Salomon Smith Barney) (Banks)
  (Acquired 01/03/02-08/22/02; Cost
  $6,334,333)(a)(b)                               2,935,958      3,905,118
--------------------------------------------------------------------------
United Microelectronics Corp.
  (Semiconductors)(d)                             1,384,128      1,005,188
--------------------------------------------------------------------------
United Microelectronics Corp. Ltd.-Equity
  Participation Ctfs., expiring 03/13/03 (UBS
  Warburg) (Semiconductors)(d)                    3,398,057      2,446,601
--------------------------------------------------------------------------
United Microelectronics Corp.-ADR
  (Semiconductors)                                  194,925        808,939
==========================================================================
                                                                18,669,530
==========================================================================

Thailand-5.00%

Advanced Info Service (Wireless
  Telecommunication Services)(d)                  1,430,000      1,147,235
--------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.-NVDR
  (Banks)(c)(d)                                   2,112,000      2,511,093
--------------------------------------------------------------------------
National Finance Public Co. Ltd.-NVDR
  (Diversified Financial Services)(c)(d)          3,800,000      1,280,850
--------------------------------------------------------------------------
Shin Corp. PCL (Wireless Telecommunication
  Services)(d)                                    4,640,000      1,210,481
--------------------------------------------------------------------------

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------
Thailand-(Continued)

Siam Commercial Bank PCL-$1.37 Conv. Pfd.
  (Banks)                                         2,875,000   $  1,742,324
==========================================================================
                                                                 7,891,983
==========================================================================

Turkey-1.24%

Haci Omer Sabanci Holding A.S. (Multi-Sector
  Holdings)                                     385,407,406      1,067,960
--------------------------------------------------------------------------
Koc Holding A.S. (Multi-Sector Holdings)(d)      83,299,000        881,090
==========================================================================
                                                                 1,949,050
==========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $160,806,716)                            153,051,789
==========================================================================

                                                PRINCIPAL        MARKET
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------
BONDS-0.00%

Brazil-0.00%

Companhia Vale Do Rio Doce, Non Conv. Bond
  (Diversified Metals & Mining) 0.00%,
  12/31/09 (Cost $0)(c)(e)(f)             BRL       276,400   $          0
==========================================================================

                                                  SHARES
MONEY MARKET FUNDS-2.05%

STIC Liquid Assets Portfolio(g)                   1,614,178   $  1,614,178
--------------------------------------------------------------------------
STIC Prime Portfolio(g)                           1,614,178      1,614,178
==========================================================================
    Total Money Market Funds (Cost
      $3,228,356)                                                3,228,356
==========================================================================
TOTAL INVESTMENTS-99.02% (Cost
  $164,035,072)(h)                                             156,280,145
==========================================================================
OTHER ASSETS LESS LIABILITIES-0.98%                              1,553,498
==========================================================================
NET ASSETS-100.00%                                            $157,833,643
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
BRL    - Brazilian Dollar
Conv.  - Convertible
CPO    - Certificates or Ordinary Participation
Ctfs.  - Certificates
GDR    - Global Depositary Receipt
NVDR   - Non-voting Depository Receipt
Pfd.   - Preferred
REGS   - Regulation S
Wts.   - Warrants

Notes to Schedule of Investments:

(a) Securities not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the securities may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate market value of these securities at 10/31/02 was $22,267,976, which represented 14.11% of the Fund's net assets. The Fund has no rights to demand registration of these securities.
(b) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Non-income producing security.
(e) Foreign denominated security. Par value is denominated in currency indicated.
(f) Zero coupon bond issued at a discount.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.
(h) Lippo Bank security was received through a corporate action and as of October 31, 2002 it has no market value and no cost basis.

See Notes to Financial Statements.
                                       FS-4

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost
  $164,035,072)*                                 $156,280,145
-------------------------------------------------------------
Foreign currencies, at value (cost $1,109,694)      1,106,258
-------------------------------------------------------------
Receivables for:
  Investments sold                                  2,283,366
-------------------------------------------------------------
  Fund shares sold                                    201,479
-------------------------------------------------------------
  Dividends                                           299,388
-------------------------------------------------------------
Investment for deferred compensation plan               2,721
-------------------------------------------------------------
Collateral for securities loaned                   14,736,534
-------------------------------------------------------------
Other assets                                           33,887
=============================================================
    Total assets                                  174,943,778
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             1,400,406
-------------------------------------------------------------
  Fund shares reacquired                              368,204
-------------------------------------------------------------
  Deferred compensation plan                            2,721
-------------------------------------------------------------
  Collateral upon return of securities loaned      14,736,534
-------------------------------------------------------------
Accrued distribution fees                             220,424
-------------------------------------------------------------
Accrued trustees' fees                                    638
-------------------------------------------------------------
Accrued transfer agent fees                           109,964
-------------------------------------------------------------
Accrued operating expenses                            271,244
=============================================================
    Total liabilities                              17,110,135
=============================================================
Net assets applicable to shares outstanding      $157,833,643
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                          $123,811,772
_____________________________________________________________
=============================================================
Class B                                          $ 31,465,222
_____________________________________________________________
=============================================================
Class C                                          $  2,556,649
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            17,787,047
_____________________________________________________________
=============================================================
Class B                                             4,566,144
_____________________________________________________________
=============================================================
Class C                                               371,360
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                      $       6.96
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $6.96 divided by
      95.25%)                                    $       7.31
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per share   $       6.89
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per share   $       6.88
_____________________________________________________________
=============================================================

* At October 31, 2002, securities with an aggregate market value of $14,352,238 were on loan to brokers.

Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $359,307)                                      $ 3,345,311
------------------------------------------------------------
Dividends from affiliated money market funds          63,652
------------------------------------------------------------
Interest                                               1,220
------------------------------------------------------------
Security lending income                              189,590
============================================================
    Total investment income                        3,599,773
============================================================

EXPENSES:

Advisory fees                                      1,984,365
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                       171,779
------------------------------------------------------------
Distribution fees -- Class A                         682,689
------------------------------------------------------------
Distribution fees -- Class B                         504,496
------------------------------------------------------------
Distribution fees -- Class C                          33,535
------------------------------------------------------------
Interest                                              27,745
------------------------------------------------------------
Transfer agent fees                                1,265,090
------------------------------------------------------------
Trustees' fees                                         9,663
------------------------------------------------------------
Other                                                347,191
============================================================
    Total expenses                                 5,076,553
============================================================
Less: Fees waived                                 (1,032,501)
------------------------------------------------------------
    Expenses paid indirectly                         (10,740)
============================================================
    Net expenses                                   4,033,312
============================================================
Net investment income (loss)                        (433,539)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                           (2,839,030)
------------------------------------------------------------
  Foreign currencies                                (342,553)
============================================================
                                                  (3,181,583)
============================================================
Change in net unrealized appreciation of:
  Investment securities                           24,949,663
------------------------------------------------------------
  Foreign currencies                                  33,682
============================================================
                                                  24,983,345
============================================================
Net gain from investment securities and foreign
  currencies                                      21,801,762
============================================================
Net increase in net assets resulting from
  operations                                     $21,368,223
____________________________________________________________
============================================================

See Notes to Financial Statements.
                                       FS-5

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                  2002             2001
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    (433,539)   $   3,079,374
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                           (3,181,583)     (64,271,885)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            24,983,345        3,067,104
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  21,368,223      (58,125,407)
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (1,561,040)        (702,997)
--------------------------------------------------------------------------------------------
  Class B                                                          (329,075)              --
--------------------------------------------------------------------------------------------
  Class C                                                           (12,188)              --
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         2,526,300       12,675,071
--------------------------------------------------------------------------------------------
  Class B                                                       (28,318,242)      (8,454,997)
--------------------------------------------------------------------------------------------
  Class C                                                           681,781          553,866
============================================================================================
    Net increase (decrease) in net assets                        (5,644,241)     (54,054,464)
============================================================================================

NET ASSETS:

  Beginning of year                                             163,477,884      217,532,348
============================================================================================
  End of year                                                 $ 157,833,643    $ 163,477,884
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 432,176,172    $ 459,722,262
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (4,138)       1,748,611
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (266,567,488)    (265,238,741)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                            (7,770,903)     (32,754,248)
============================================================================================
                                                              $ 157,833,643    $ 163,477,884
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.
                                       FS-6

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Developing Markets Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital and its secondary objective is income, to the extent consistent with seeking growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. INVESCO Asset Management Limited is the Fund's sub-advisor and sub-administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to waive fees and reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit total operating expenses of Class A shares to 2.00%. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $1,032,501.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $800,188 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Rule 12b-1 Plan fees on Class A shares issued as a result of the conversion of shares from G.T. Global Developing Markets Fund, Inc. on October 31, 1997 and in connection with the AIM Eastern Europe Fund reorganization on September 10, 1999 are limited to 0.25% of the average net assets of the Fund's Class A shares issued in connection with such transactions. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B and Class C shares paid $682,689, $504,496 and $33,535 respectively.

  AIM Distributors retained commissions of $22,655, from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $1,482, $0 and $1,195 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $3,083 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $3,612 and reductions in custodian fees of $7,128 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $10,740.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $14,352,238 were on loan to brokers. The loans were secured by cash collateral of $14,736,534 received by the Fund and invested in affiliated money market funds as follows:
$7,368,267 in STIC Liquid Assets Portfolio and $7,368,267 in STIC Prime Portfolio. For the year ended October 31, 2002, the Fund received fees of $189,590 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                           2002         2001
--------------------------------------------------------------
Distributions paid from ordinary
  income                                $1,902,303    $702,997
______________________________________________________________
==============================================================


Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                 $  (8,838,771)
-------------------------------------------------------------
Temporary book/tax differences                         (4,138)
-------------------------------------------------------------
Capital loss carryforward                        (265,499,620)
-------------------------------------------------------------
Shares of beneficial interest                     432,176,172
=============================================================
                                                $ 157,833,643
_____________________________________________________________
=============================================================


  The difference between book-basis and tax basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales. Amount includes appreciation (depreciation) on foreign currencies of $(15,975).

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                                CAPITAL LOSS
EXPIRATION                                      CARRYFORWARD
------------------------------------------------------------
October 31, 2003                                 $ 4,421,874
------------------------------------------------------------
October 31, 2005                                  92,557,012
------------------------------------------------------------
October 31, 2006                                  77,587,890
------------------------------------------------------------
October 31, 2007                                   9,273,499
------------------------------------------------------------
October 31, 2008                                  15,085,807
------------------------------------------------------------
October 31, 2009                                  59,191,538
------------------------------------------------------------
October 31, 2010                                   7,382,000
============================================================
                                                 $265,499,620
____________________________________________________________
============================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $212,906,734 and $241,555,722, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $ 20,605,812
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (29,428,608)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                          $ (8,822,796)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $165,102,941.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, capital loss carryforward (limitation and expirations), net operating loss reclassifications, and other items, on October 31, 2002, undistributed net investment income was increased by $583,093, undistributed net realized gains increased by $1,852,836 and shares of beneficial interest decreased by $2,435,929. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                          2002                           2001
                                                              ----------------------------    ---------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      18,984,041*   $ 151,783,985*     8,529,822    $ 66,809,739
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,757,089       14,693,888      1,134,573       9,569,113
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       4,399,753       35,723,849        516,122       3,438,363
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         154,286        1,189,539         58,770         501,891
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                          36,032          276,365             --              --
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                           1,387           10,628             --              --
=========================================================================================================================
Issued in connection with acquisitions:
  Class A                                                              --               --      4,170,350      29,375,552**
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --      2,805,581      19,479,675**
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --         72,210         500,597**
=========================================================================================================================
Reacquired:
  Class A                                                     (18,869,366)    (150,447,224)   (10,564,832)    (84,012,111)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,387,213)*    (43,288,495)*   (4,848,920)    (37,503,785)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (4,299,081)     (35,052,696)      (503,177)     (3,385,094)
=========================================================================================================================
                                                               (3,223,072)   $ (25,110,161)     1,370,499    $  4,773,940
_________________________________________________________________________________________________________________________
=========================================================================================================================

* Includes automatic conversion of 2,460,236 shares of Class B shares in the amount of $20,184,741 to 2,436,361 shares of Class A shares in the amount of $20,184,741.
** As of the close of business on September 7, 2001, the Fund acquired all the net assets of AIM Latin American Growth Fund pursuant to a plan of reorganization approved by AIM Latin American Growth Fund's shareholders on August 17, 2001. The acquisition was accomplished by a tax-free exchange of 7,048,141 shares of the Fund for 4,138,175 shares of AIM Latin American Growth Fund shares outstanding as of the close of business on September 7, 2001. AIM Latin American Growth Fund's net assets at that date of $49,355,824 including $(14,203,098) of unrealized (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $139,205,478.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                                2002           2001        2000        1999       1998
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   6.32       $   8.89    $   9.86    $   7.53    $ 12.56
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)(a)       0.15(a)     0.01(a)     0.06(a)    0.39(a)(b)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.74          (2.67)      (0.95)       2.36      (5.10)
========================================================================================================================
    Total from investment operations                              0.73          (2.52)      (0.94)       2.42      (4.71)
========================================================================================================================
Redemptions fees retained                                           --             --        0.01        0.03       0.28
------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                        (0.09)         (0.05)      (0.04)      (0.12)     (0.60)
========================================================================================================================
Net asset value, end of period                                $   6.96       $   6.32    $   8.89    $   9.86    $  7.53
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(c)                                                  11.37%        (28.51)%     (9.52)%     33.11%    (37.09)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $123,812       $110,756    $136,160    $157,198    $87,517
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                                1.84%(d)       1.76%       1.87%       1.91%      1.93%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.35%(d)       2.26%       1.95%       2.38%      2.34%
========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.07)%(d)      1.95%       0.05%       0.68%      3.84%
========================================================================================================================
Ratio of interest expense to average net assets                   0.01%            --        0.01%       0.01%      0.20%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                            109%           144%        192%        125%       111%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.14 per share.
(c) Includes adjustments in accordance with generally accepted accounting principals and does not include sales charges.
(d)  Ratios are based on average daily net assets of $149,721,510.

                                                                                           CLASS B
                                                              ------------------------------------------------------------------
                                                                                                                NOVEMBER 3, 1997
                                                                                                                  (DATE SALES
                                                                          YEAR ENDED OCTOBER 31,                 COMMENCED) TO
                                                              ----------------------------------------------      OCTOBER 31,
                                                               2002           2001        2000        1999            1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  6.25       $  8.79     $  9.79     $  7.49         $ 12.56
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.05)(a)      0.11(a)    (0.06)(a)    0.01(a)         0.31(a)(b)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.73         (2.65)      (0.94)       2.37           (5.07)
================================================================================================================================
    Total from investment operations                             0.68         (2.54)      (1.00)       2.38           (4.76)
================================================================================================================================
Redemptions fees retained                                          --            --          --          --            0.28
--------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                       (0.04)           --          --       (0.08)          (0.59)
================================================================================================================================
Net asset value, end of period                                $  6.89       $  6.25     $  8.79     $  9.79         $  7.49
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                                 10.85%       (28.90)%    (10.21)%     32.14%         (39.76)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $31,465       $51,040     $79,754     $49,723         $   154
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                               2.38%(d)      2.35%       2.47%       2.51%           2.68%(e)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.89%(d)      2.85%       2.55%       2.98%           3.09%(e)
================================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.61)%(d)     1.36%      (0.56)%      0.08%           3.09%(e)
================================================================================================================================
Ratio of interest expense to average net assets                  0.01%           --        0.01%       0.01%           0.20%(e)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                           109%          144%        192%        125%            111%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.14 per share.
(c) Includes adjustments in accordance with generally accepted accounting principals, does not include contingent deferred sales charges and is not annualized for period less than one year.
(d)  Ratios are based on average daily net assets of $50,449,558.
(e)  Annualized.

                                                                                   CLASS C
                                                              --------------------------------------------------
                                                                                                   MARCH 1, 1999
                                                                                                    (DATE SALES
                                                                   YEAR ENDED OCTOBER 31,          COMMENCED) TO
                                                              ---------------------------------     OCTOBER 31,
                                                               2002          2001        2000          1999
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 6.25       $  8.79     $  9.79        $ 7.47
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.05)(a)      0.10(a)    (0.06)(a)        --(a)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.72         (2.64)      (0.94)         2.32
================================================================================================================
    Total from investment operations                            0.67         (2.54)      (1.00)         2.32
================================================================================================================
Less dividends from net investment income                      (0.04)           --          --            --
================================================================================================================
Net asset value, end of period                                $ 6.88       $  6.25     $  8.79        $ 9.79
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                10.69%       (28.90)%    (10.21)%       31.06%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,557       $ 1,682     $ 1,618        $  412
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                              2.38%(c)      2.35%       2.47%         2.51%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.89%(c)      2.85%       2.55%         2.98%(d)
================================================================================================================
Ratio of net investment income (loss) to average net assets    (0.61)%(c)     1.36%      (0.56)%        0.08%(d)
================================================================================================================
Ratio of interest expense to average net assets                 0.01%           --        0.01%         0.01%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                          109%          144%        192%          125%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principals, does not include contingent deferred sales charges and is not annualized for period less than one year.
(c)  Ratios are based on average daily net assets of $3,353,534.
(d)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Global Energy Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Energy Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 12, 2002
Houston, Texas

FINANCIALS

Schedule of Investments

October 31, 2002

                                                                MARKET
                                                    SHARES       VALUE
-------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-46.68%

Integrated Oil & Gas-3.84%

Murphy Oil Corp.                                     13,700   $ 1,148,471
=========================================================================

Multi-Utilities & Unregulated Power-0.50%

Equitable Resources, Inc.                             4,200       149,520
=========================================================================

Oil & Gas Drilling-14.13%

Grey Wolf, Inc.(a)                                  229,600       918,400
-------------------------------------------------------------------------
Parker Drilling Co.(a)                              350,000       815,500
-------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                        41,000     1,185,720
-------------------------------------------------------------------------
Pride International, Inc.(a)                         50,300       698,164
-------------------------------------------------------------------------
Rowan Cos., Inc.(a)                                  29,700       605,583
=========================================================================
                                                                4,223,367
=========================================================================

Oil & Gas Equipment & Services-10.30%

BJ Services Co.(a)                                   37,700     1,143,441
-------------------------------------------------------------------------
Key Energy Services, Inc.(a)                        124,800     1,114,464
-------------------------------------------------------------------------
Oceaneering International, Inc.(a)                   11,200       310,240
-------------------------------------------------------------------------
Smith International, Inc.(a)                         16,400       512,664
=========================================================================
                                                                3,080,809
=========================================================================

Oil & Gas Exploration & Production-15.79%

Apache Corp.                                         17,800       962,268
-------------------------------------------------------------------------
BP Prudhoe Bay Royalty Trust                         68,400       899,460
-------------------------------------------------------------------------
Burlington Resources Inc.                             6,800       280,160
-------------------------------------------------------------------------
Devon Energy Corp.                                   10,600       535,300
-------------------------------------------------------------------------
Quicksilver Resources Inc.(a)                        23,900       525,800
-------------------------------------------------------------------------
Spinnaker Exploration Co.(a)                         27,100       521,675
-------------------------------------------------------------------------
XTO Energy, Inc.                                     41,400       995,670
=========================================================================
                                                                4,720,333
=========================================================================

Oil & Gas Refining, Marketing &
  Transportation-2.12%

Premcor Inc.(a)                                       5,500       110,275
-------------------------------------------------------------------------
Valero Energy Corp.                                  14,900       524,629
=========================================================================
                                                                  634,904
=========================================================================
    Total Domestic Common Stocks (Cost
      $15,066,044)                                             13,957,404
=========================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS-47.38%

Canada-45.45%

Canadian Oil Sands Trust (Oil & Gas Exploration &
  Production)                                        29,300       687,321
-------------------------------------------------------------------------
CE Franklin Ltd. (Oil & Gas Equipment &
  Services)(a)                                      128,800       307,832
-------------------------------------------------------------------------
CHC Helicopter Corp.-Class A (Oil & Gas Equipment
  & Services)                                        38,800       744,324
-------------------------------------------------------------------------

                                                                MARKET
                                                    SHARES       VALUE
-------------------------------------------------------------------------
Canada-(Continued)

Clean Power Income Fund (Electric Utilities)        196,500   $ 1,291,419
-------------------------------------------------------------------------
Crescent Point Energy Ltd.-Class A (Oil & Gas
  Exploration & Production)(a)                      600,000     1,290,033
-------------------------------------------------------------------------
Energy Savings Income Fund-Receipts (Electric
  Utilities)                                         16,400       172,094
-------------------------------------------------------------------------
Ensign Resource Service Group, Inc. (Oil & Gas
  Drilling)                                          97,700       983,208
-------------------------------------------------------------------------
Gabriel Resources Ltd. (Diversified Metals &
  Mining)(a)                                        175,000       460,497
-------------------------------------------------------------------------
Ketch Resources Ltd. (Integrated Oil & Gas)(a)            1             1
-------------------------------------------------------------------------
LionOre Mining International Ltd. (Diversified
  Metals & Mining)(a)                                93,700       249,570
-------------------------------------------------------------------------
Oiltec Resources Ltd. (Oil & Gas Exploration &
  Production)(a)                                    200,000       282,395
-------------------------------------------------------------------------
Olympia Energy Inc. (Oil & Gas Exploration &
  Production)(a)                                    201,400       445,947
-------------------------------------------------------------------------
PEYTO Exploration & Development Corp. (Oil & Gas
  Exploration & Production)(a)                      202,600     1,179,374
-------------------------------------------------------------------------
Placer Dome Inc. (Gold)                              64,400       564,187
-------------------------------------------------------------------------
Precision Drilling Corp. (Oil & Gas Drilling)(a)     32,000     1,093,229
-------------------------------------------------------------------------
Progress Energy Ltd. (Oil & Gas Exploration &
  Production)(a)                                    169,600       685,758
-------------------------------------------------------------------------
Provident Energy Trust (Oil & Gas Exploration &
  Production)                                       112,581       769,519
-------------------------------------------------------------------------
SFK Pulp Fund (Forest Products) (Acquired
  07/26/02; Cost $206,145)(b)                        32,400       235,872
-------------------------------------------------------------------------
ShawCor Ltd. (Oil & Gas Equipment & Services)        65,100       568,231
-------------------------------------------------------------------------
Stuart Energy Systems Corp. (Electrical Components
  & Equipment)(a)                                    38,300        58,995
-------------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas Exploration &
  Production)                                        19,300       707,910
-------------------------------------------------------------------------
Zargon Oil & Gas Ltd. (Oil & Gas Exploration &
  Production)(a)                                    158,600       809,236
=========================================================================
                                                               13,586,952
=========================================================================

France-1.93%

L'Air Liquide S.A. (Industrial Gases)                 4,503       576,745
=========================================================================
    Total Foreign Stocks & Other Equity Interests
      (Cost $13,530,630)                                       14,163,697
=========================================================================



                                                                MARKET
                                                    SHARES       VALUE
-------------------------------------------------------------------------
MONEY MARKET FUNDS-3.38%

STIC Liquid Assets Portfolio(c)                     504,632   $   504,632
-------------------------------------------------------------------------
STIC Prime Portfolio(c)                             504,632       504,632
=========================================================================
    Total Money Market Funds (Cost $1,009,264)                  1,009,264
=========================================================================
TOTAL INVESTMENTS-97.44% (Cost $29,605,938)                    29,130,365
=========================================================================
OTHER ASSETS LESS LIABILITIES-2.56%                               766,790
=========================================================================
NET ASSETS-100.00%                                            $29,897,155
_________________________________________________________________________
=========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The market value of this security at 10/31/02 represented 0.79% of the Fund's net assets. The Fund has no rights to demand registration of these securities.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost
  $29,605,938)*                                  $29,130,365
------------------------------------------------------------
Foreign currencies, at value (cost $5,064)             5,090
------------------------------------------------------------
Receivables for:
  Investments sold                                 3,498,034
------------------------------------------------------------
  Fund shares sold                                    35,009
------------------------------------------------------------
  Dividends                                           31,122
------------------------------------------------------------
Investment for deferred compensation plan              2,482
------------------------------------------------------------
Collateral for securities loaned                   3,621,821
------------------------------------------------------------
Other assets                                          18,148
============================================================
    Total assets                                  36,342,071
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,632,395
------------------------------------------------------------
  Fund shares reacquired                             103,301
------------------------------------------------------------
  Deferred compensation plan                           2,482
------------------------------------------------------------
  Collateral upon return of securities loaned      3,621,821
------------------------------------------------------------
Accrued distribution fees                             26,075
------------------------------------------------------------
Accrued trustees' fees                                   795
------------------------------------------------------------
Accrued transfer agent fees                           15,561
------------------------------------------------------------
Accrued operating expenses                            42,486
============================================================
    Total liabilities                              6,444,916
============================================================
Net assets applicable to shares outstanding      $29,897,155
____________________________________________________________
============================================================

NET ASSETS:

Class A                                          $18,075,730
____________________________________________________________
============================================================
Class B                                          $10,510,485
____________________________________________________________
============================================================
Class C                                          $ 1,310,940
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            1,629,154
____________________________________________________________
============================================================
Class B                                              978,993
____________________________________________________________
============================================================
Class C                                              121,997
____________________________________________________________
============================================================
Class A:
  Net asset value per share                      $     11.10
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.10 divided by
      95.25%)                                    $     11.65
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share   $     10.74
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share   $     10.75
____________________________________________________________
============================================================

* At October 31, 2002, securities with an aggregate market value of $3,531,838 were on loan to brokers.

Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $47,024)                                        $   489,603
-------------------------------------------------------------
Dividends from affiliated money market funds           30,325
-------------------------------------------------------------
Interest                                                  369
-------------------------------------------------------------
Security lending income                                32,792
=============================================================
    Total investment income                           553,089
=============================================================

EXPENSES:

Advisory fees                                         288,354
-------------------------------------------------------------
Administrative services fees                           50,000
-------------------------------------------------------------
Custodian fees                                         22,084
-------------------------------------------------------------
Distribution fees -- Class A                           80,639
-------------------------------------------------------------
Distribution fees -- Class B                          121,290
-------------------------------------------------------------
Distribution fees -- Class C                           13,180
-------------------------------------------------------------
Transfer agent fees                                   154,093
-------------------------------------------------------------
Trustees' fees                                          8,427
-------------------------------------------------------------
Printing                                               55,879
-------------------------------------------------------------
Professional fees                                      43,909
-------------------------------------------------------------
Other                                                  44,731
=============================================================
    Total expenses                                    882,586
=============================================================
Less: Fees waived                                    (223,074)
-------------------------------------------------------------
    Expenses paid indirectly                             (572)
=============================================================
    Net expenses                                      658,940
=============================================================
Net investment income (loss)                         (105,851)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                            (4,122,316)
-------------------------------------------------------------
  Foreign currencies                                   (2,485)
=============================================================
                                                   (4,124,801)
=============================================================
Change in net unrealized appreciation of:
  Investment securities                             4,563,717
-------------------------------------------------------------
  Foreign currencies                                    4,368
=============================================================
                                                    4,568,085
=============================================================
Net gain from investment securities and foreign
  currencies                                          443,284
=============================================================
Net increase in net assets resulting from
  operations                                      $   337,433
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (105,851)   $     50,642
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (4,124,801)      1,679,569
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 4,568,085      (6,590,217)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                    337,433      (4,860,006)
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                          (71,556)             --
------------------------------------------------------------------------------------------
  Class B                                                             (220)             --
------------------------------------------------------------------------------------------
  Class C                                                              (16)             --
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        5,662,718       1,813,664
------------------------------------------------------------------------------------------
  Class B                                                       (1,624,200)        691,805
------------------------------------------------------------------------------------------
  Class C                                                          421,819         725,619
==========================================================================================
    Net increase (decrease) in net assets                        4,725,978      (1,628,918)
==========================================================================================

NET ASSETS:

  Beginning of year                                             25,171,177      26,800,095
==========================================================================================
  End of year                                                 $ 29,897,155    $ 25,171,177
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 56,355,950    $ 52,082,179
------------------------------------------------------------------------------------------
  Undistributed net investment income                              137,264          42,839
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (26,123,996)    (21,913,693)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                             (472,063)     (5,040,148)
==========================================================================================
                                                              $ 29,897,155    $ 25,171,177
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Energy Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. During the year ended October 31, 2002, AIM waived fees of $233,074.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $93,933 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B and Class C shares paid $80,639, $121,290 and $13,180, respectively.

  AIM Distributors retained commissions of $9,416 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $31, $0 and $5,091 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $2,776 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $504 and reductions in custodian fees of $68 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $572.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $3,531,838 were on loan to brokers. The loans were secured by cash collateral of $3,621,821 received by the Fund and invested in affiliated money market funds as follows:
$1,810,911 in STIC Liquid Assets Portfolio and $1,810,910 in STIC Prime Portfolio. For the year ended October 31, 2002, the Fund received fees of $32,792 for securities lending.
NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                             2002      2001
------------------------------------------------------------
Distributions paid from ordinary Income     $71,792    $  --
____________________________________________________________
============================================================


Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                    $    140,605
-------------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                      (572,088)
-------------------------------------------------------------
Temporary book/tax differences                         (3,340)
-------------------------------------------------------------
Capital loss carryforward                         (26,023,972)
-------------------------------------------------------------
Shares of beneficial interest                      56,355,950
=============================================================
                                                 $ 29,897,155
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales, tax treatment of partnership items and other deferrals. Amount includes appreciation on foreign currencies of $3,510.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2006                               $20,054,017
----------------------------------------------------------
October 31, 2007                                 1,450,461
----------------------------------------------------------
October 31, 2008                                   338,540
----------------------------------------------------------
October 31, 2010                                 4,180,954
==========================================================
                                               $26,023,972
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $47,215,023 and $42,397,984, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                      $ 1,603,253
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (2,178,851)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                           $  (575,598)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $29,705,963.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, net operating loss, and other items, on October 31, 2002, undistributed net investment income was increased by $272,068, undistributed net realized gains decreased by $85,502 and shares of beneficial interest decreased by $186,566. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                        2002                        2001
                                                              -------------------------    -----------------------
                                                               SHARES         AMOUNT        SHARES       AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,372,711*   $15,660,046*     737,964    $ 9,417,339
------------------------------------------------------------------------------------------------------------------
  Class B                                                       505,919       5,786,626     548,545      6,880,493
------------------------------------------------------------------------------------------------------------------
  Class C                                                       308,554       3,384,904     111,491      1,402,897
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         6,136          62,830          --             --
------------------------------------------------------------------------------------------------------------------
  Class B                                                            18             180          --             --
------------------------------------------------------------------------------------------------------------------
  Class C                                                             1              12          --             --
==================================================================================================================
Reacquired:
  Class A                                                      (905,005)    (10,060,158)   (616,551)    (7,603,675)
------------------------------------------------------------------------------------------------------------------
  Class B                                                      (701,012)*    (7,411,006)*  (528,940)    (6,188,688)
------------------------------------------------------------------------------------------------------------------
  Class C                                                      (278,055)     (2,963,097)    (58,126)      (677,278)
==================================================================================================================
                                                                309,267    $  4,460,337     194,383    $ 3,231,088
__________________________________________________________________________________________________________________
==================================================================================================================

* Includes automatic conversion of 127,313 shares of Class B shares in the amount of $1,378,868 to 123,071 shares of Class A shares in the amount of $1,378,868.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------
                                                               2002          2001          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.58       $ 12.22       $ 12.12       $ 10.95       $ 20.65
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.01)(a)      0.05(a)       0.02(a)       0.02(a)      (0.11)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.59         (1.69)         0.08          1.15         (8.91)
=============================================================================================================================
    Total from investment operations                             0.58         (1.64)         0.10          1.17         (9.02)
=============================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.06)           --            --            --         (0.19)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --            --            --            --         (0.49)
=============================================================================================================================
    Total distributions                                         (0.06)           --            --            --         (0.68)
=============================================================================================================================
Net asset value, end of period                                $ 11.10       $ 10.58       $ 12.22       $ 12.12       $ 10.95
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                  5.56%       (13.42)%        0.74%        10.68%       (45.02)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $18,076       $12,224       $12,638       $15,664       $19,463
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.00%(c)      2.00%         2.00%         2.00%         1.98%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.76%(c)      2.84%         2.80%         2.30%         2.29%
=============================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.13)%(c)     0.45%         0.18%         0.19%        (0.75)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                           152%          189%          105%          123%          201%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include sales charges.
(c)  Ratios are based on average daily net assets of $16,127,732.

                                                                                CLASS B
                                                    ---------------------------------------------------------------
                                                                        YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------
                                                     2002          2001          2000          1999          1998
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 10.23       $ 11.88       $ 11.84       $ 10.75       $ 20.37
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.07)(a)     (0.01)(a)     (0.04)(a)     (0.04)(a)     (0.18)(a)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    0.58         (1.64)         0.08          1.13         (8.76)
===================================================================================================================
    Total from investment operations                   0.51         (1.65)         0.04          1.09         (8.94)
===================================================================================================================
Less distributions:
  Dividends from net investment income                (0.00)           --            --            --         (0.19)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --            --            --            --         (0.49)
===================================================================================================================
    Total distributions                               (0.00)           --            --            --         (0.68)
===================================================================================================================
Net asset value, end of period                      $ 10.74       $ 10.23       $ 11.88       $ 11.84       $ 10.75
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                        4.99%       (13.89)%        0.34%        10.14%       (45.25)%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $10,510       $12,010       $13,710       $20,019       $28,996
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     2.50%(c)      2.50%         2.50%         2.50%         2.48%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                  3.26%(c)      3.34%         3.30%         2.80%         2.79%
===================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                          (0.63)%(c)    (0.05)%       (0.32)%       (0.31)%       (1.25)%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                 152%          189%          105%          123%          201%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $12,129,059.


                                                                                      CLASS C
                                                              -------------------------------------------------------
                                                                                                        MARCH 1, 1999
                                                                                                         (DATE SALES
                                                                    YEAR ENDED OCTOBER 31,              COMMENCED) TO
                                                              -----------------------------------        OCTOBER 31,
                                                               2002          2001          2000             1999
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.24       $ 11.88       $ 11.84          $10.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.07)(a)     (0.01)(a)     (0.04)(a)       (0.03)(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.58         (1.63)         0.08            1.87
=====================================================================================================================
    Total from investment operations                             0.51         (1.64)         0.04            1.84
=====================================================================================================================
Less dividends from net investment income                       (0.00)           --            --              --
=====================================================================================================================
Net asset value, end of period                                $ 10.75       $ 10.24       $ 11.88          $11.84
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                  4.98%       (13.80)%        0.34%          18.40%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 1,311       $   937       $   453          $   41
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.50%(c)      2.50%         2.50%           2.50%(d)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            3.26%(c)      3.34%         3.30%           2.80%(d)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.63)%(c)    (0.05)%       (0.32)%         (0.31)%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                           152%          189%          105%            123%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,317,975.
(d)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Global Financial Services Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Financial Services Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 12, 2002
Houston, Texas

FINANCIALS

Schedule of Investments

October 31, 2002


                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-72.36%

Banks-23.38%

Bank of America Corp.                           137,000     $  9,562,600
------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                 91,000        2,366,000
------------------------------------------------------------------------
Charter One Financial, Inc.                      87,150        2,638,902
------------------------------------------------------------------------
Comerica Inc.                                   102,000        4,453,320
------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                      148,000        5,125,240
------------------------------------------------------------------------
FleetBoston Financial Corp.                     218,900        5,120,071
------------------------------------------------------------------------
M&T Bank Corp.                                   15,000        1,228,800
------------------------------------------------------------------------
Mellon Financial Corp.                          125,003        3,536,335
------------------------------------------------------------------------
Northern Trust Corp.                             58,000        2,019,560
------------------------------------------------------------------------
Synovus Financial Corp.                         141,000        2,889,090
------------------------------------------------------------------------
U.S. Bancorp.                                    70,000        1,476,300
------------------------------------------------------------------------
Wachovia Corp.                                   71,500        2,487,485
------------------------------------------------------------------------
Wells Fargo & Co.                               112,500        5,677,875
------------------------------------------------------------------------
Zions Bancorp.                                  107,500        4,322,575
========================================================================
                                                              52,904,153
========================================================================

Consumer Finance-2.63%

Countrywide Financial Corp.                      28,000        1,408,680
------------------------------------------------------------------------
MBNA Corp.                                      223,500        4,539,285
========================================================================
                                                               5,947,965
========================================================================

Data Processing Services-1.68%

DST Systems, Inc.(a)                            124,000        3,813,000
========================================================================

Diversified Financial Services-28.38%

Alliance Capital Management Holding L.P.         63,000        1,833,930
------------------------------------------------------------------------
American Express Co.                            109,500        3,982,515
------------------------------------------------------------------------
CIT Group Inc.                                   61,000        1,086,410
------------------------------------------------------------------------
Citigroup Inc.                                  219,501        8,110,562
------------------------------------------------------------------------
Eaton Vance Corp.                                82,000        2,354,220
------------------------------------------------------------------------
Fannie Mae                                       33,500        2,239,810
------------------------------------------------------------------------
Federated Investors, Inc.-Class B               110,000        2,948,000
------------------------------------------------------------------------
Freddie Mac                                      61,000        3,756,380
------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                  81,300        5,821,080
------------------------------------------------------------------------
Investors Financial Services Corp.               79,600        2,441,332
------------------------------------------------------------------------
Legg Mason, Inc.                                151,500        7,038,690
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                   148,200        7,894,614
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                       165,300        6,273,135
------------------------------------------------------------------------
Morgan Stanley                                   52,700        2,051,084
------------------------------------------------------------------------
Principal Financial Group, Inc.                 121,000        3,394,050
------------------------------------------------------------------------
State Street Corp.                               72,000        2,978,640
========================================================================
                                                              64,204,452
========================================================================

                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

Insurance Brokers-0.86%

Marsh & McLennan Cos., Inc.                      41,600     $  1,943,136
========================================================================

IT Consulting & Services-1.08%

SunGard Data Systems Inc.(a)                    110,000        2,438,700
========================================================================

Life & Health Insurance-3.84%

Nationwide Financial Services, Inc.-Class A     156,200        4,326,740
------------------------------------------------------------------------
Prudential Financial, Inc.(a)                    38,800        1,132,960
------------------------------------------------------------------------
StanCorp Financial Group, Inc.                   60,000        3,240,000
========================================================================
                                                               8,699,700
========================================================================

Multi-Line Insurance-4.39%

American International Group, Inc.              104,450        6,533,347
------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)    86,300        3,408,850
========================================================================
                                                               9,942,197
========================================================================

Property & Casualty Insurance-6.12%

Allstate Corp. (The)                             43,000        1,710,540
------------------------------------------------------------------------
Ambac Financial Group, Inc.                      33,000        2,039,400
------------------------------------------------------------------------
MGIC Investment Corp.                            39,000        1,636,440
------------------------------------------------------------------------
PMI Group, Inc. (The)                            82,000        2,443,600
------------------------------------------------------------------------
Radian Group Inc.                                82,000        2,892,140
------------------------------------------------------------------------
St. Paul Cos., Inc. (The)                        58,000        1,902,400
------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B(a)     90,000        1,216,800
========================================================================
                                                              13,841,320
========================================================================
    Total Domestic Common Stocks (Cost
      $175,248,160)                                          163,734,623
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-23.10%

Australia-0.88%

St. George Bank Ltd. (Banks)                    202,000        1,992,015
========================================================================

Bermuda-2.07%

Everest Re Group, Ltd. (Reinsurance)             80,700        4,682,214
========================================================================

Cayman Islands-1.58%

ACE Ltd. (Property & Casualty Insurance)        116,000        3,567,000
========================================================================

Canada-1.49%

Bank of Nova Scotia (Banks)                      25,000          736,153
------------------------------------------------------------------------
Royal Bank of Canada (Banks)                     46,500        1,623,814
------------------------------------------------------------------------
Sun Life Financial Services of Canada Inc.
  (Life & Health Insurance)                      60,400        1,014,872
========================================================================
                                                               3,374,839
========================================================================

France-1.77%

BNP Paribas S.A. (Banks)                         60,200        2,398,931
------------------------------------------------------------------------


                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------
France-(Continued)

Credit Agricole S.A. (Banks)                     98,650     $  1,613,075
========================================================================
                                                               4,012,006
========================================================================

Germany-0.32%

Muenchener Rueckversicherungs-Gesellschaft
  A.G. (Reinsurance)                              5,680          725,584
========================================================================

Hong Kong-1.41%

Dah Sing Financial Group (Banks)                686,000        3,184,009
========================================================================

Ireland-3.91%

Anglo Irish Bank Corp. PLC (Banks)              858,800        5,737,772
------------------------------------------------------------------------
Bank of Ireland (Banks)                         281,200        3,117,316
========================================================================
                                                               8,855,088
========================================================================

Italy-2.47%

Banco Popolare di Verona e Novara Scrl
  (Banks)                                       253,000        3,030,075
------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Banks)              681,800        2,564,413
========================================================================
                                                               5,594,488
========================================================================

Japan-0.32%

Nomura Holdings Inc. (Diversified Financial
  Services)                                      62,000          713,749
========================================================================

Mexico-0.83%

Grupo Financiero BBVA Bancomer, S.A. de C.V.-
  Class B (Banks)(a)                          2,392,900        1,876,968
========================================================================

Netherlands-0.74%

Van der Moolen Holding N.V. (Diversified
  Financial Services)                            75,000        1,673,999
========================================================================

                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

South Korea-0.68%

Kookmin Bank-ADR (Banks)                         47,300     $  1,530,155
========================================================================

Spain-1.70%

Banco Popular Espanol S.A. (Banks)               90,100        3,856,186
========================================================================

Sweden-0.49%

Skandinaviska Enskilda Banken AB-Class A
  (Banks)(a)                                    127,000        1,103,455
========================================================================

United Kingdom-2.44%

Man Group PLC (Diversified Financial
  Services)                                      96,300        1,434,846
------------------------------------------------------------------------
Northern Rock PLC (Banks)                       108,100        1,142,014
------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)        125,100        2,944,742
========================================================================
                                                               5,521,602
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $50,267,220)                            52,263,357
========================================================================

MONEY MARKET FUNDS-3.87%

STIC Liquid Assets Portfolio(b)                4,376,765       4,376,765
------------------------------------------------------------------------
STIC Prime Portfolio(b)                        4,376,765       4,376,765
========================================================================
    Total Money Market Funds (Cost
      $8,753,530)                                              8,753,530
========================================================================
TOTAL INVESTMENTS-99.33% (Cost $234,268,910)                 224,751,510
========================================================================
OTHER ASSETS LESS LIABILITIES-0.67%                            1,517,132
========================================================================
NET ASSETS-100.00%                                          $226,268,642
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost
  $234,268,910)*                                 $224,751,510
-------------------------------------------------------------
Foreign currencies, at value (cost $323,133)          324,957
-------------------------------------------------------------
Receivables for:
  Investments sold                                  3,751,853
-------------------------------------------------------------
  Fund shares sold                                    236,477
-------------------------------------------------------------
  Dividends                                           173,494
-------------------------------------------------------------
Investment for deferred compensation plan               2,855
-------------------------------------------------------------
Collateral for securities loaned                   19,774,354
-------------------------------------------------------------
Other assets                                           22,933
=============================================================
    Total assets                                  249,038,433
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             1,895,773
-------------------------------------------------------------
  Fund shares reacquired                              707,633
-------------------------------------------------------------
  Deferred compensation plan                            2,855
-------------------------------------------------------------
  Collateral upon return of securities loaned      19,774,354
-------------------------------------------------------------
Accrued distribution fees                             212,806
-------------------------------------------------------------
Accrued trustees' fees                                    665
-------------------------------------------------------------
Accrued transfer agent fees                            86,716
-------------------------------------------------------------
Accrued operating expenses                             88,989
=============================================================
    Total liabilities                              22,769,791
=============================================================
Net assets applicable to shares outstanding      $226,268,642
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                          $108,191,449
_____________________________________________________________
=============================================================
Class B                                          $ 90,838,169
_____________________________________________________________
=============================================================
Class C                                          $ 27,239,024
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                             5,736,947
_____________________________________________________________
=============================================================
Class B                                             5,010,164
_____________________________________________________________
=============================================================
Class C                                             1,502,434
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                      $      18.86
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $18.86 divided by
      95.25%)                                    $      19.80
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                        $      18.13
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                        $      18.13
_____________________________________________________________
=============================================================


* At October 31, 2002, securities with an aggregate market value of $19,118,335 were on loan to brokers.

Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $122,904)                                      $  4,387,225
-------------------------------------------------------------
Dividends from affiliated money market funds          293,858
-------------------------------------------------------------
Interest                                                  540
-------------------------------------------------------------
Security lending income                                59,671
=============================================================
    Total investment income                         4,741,294
=============================================================

EXPENSES:

Advisory fees                                       2,792,762
-------------------------------------------------------------
Administrative services fees                           77,287
-------------------------------------------------------------
Custodian fees                                         72,841
-------------------------------------------------------------
Distribution fees -- Class A                          668,896
-------------------------------------------------------------
Distribution fees -- Class B                        1,181,058
-------------------------------------------------------------
Distribution fees -- Class C                          345,522
-------------------------------------------------------------
Transfer agent fees                                   973,918
-------------------------------------------------------------
Trustees' fees                                         10,504
-------------------------------------------------------------
Other                                                 271,701
=============================================================
    Total expenses                                  6,394,489
=============================================================
Less: Fees waived                                      (3,254)
-------------------------------------------------------------
    Expenses paid indirectly                           (4,705)
=============================================================
    Net expenses                                    6,386,530
=============================================================
Net investment income (loss)                       (1,645,236)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (16,876,997)
-------------------------------------------------------------
  Foreign currencies                                   19,594
-------------------------------------------------------------
  Option contracts written                            950,411
=============================================================
                                                  (15,906,992)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (3,665,896)
-------------------------------------------------------------
  Foreign currencies                                    1,680
=============================================================
                                                   (3,664,216)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts         (19,571,208)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                      $(21,216,444)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,645,236)   $ (1,479,394)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                    (15,906,992)       (702,041)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (3,664,216)    (55,478,909)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (21,216,444)    (57,660,344)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --      (1,093,601)
------------------------------------------------------------------------------------------
  Class B                                                               --      (1,042,912)
------------------------------------------------------------------------------------------
  Class C                                                               --        (251,528)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (9,235,195)     58,836,610
------------------------------------------------------------------------------------------
  Class B                                                      (15,032,506)     48,052,092
------------------------------------------------------------------------------------------
  Class C                                                       (2,205,504)     18,437,773
==========================================================================================
    Net increase (decrease) in net assets                      (47,689,649)     65,278,090
==========================================================================================

NET ASSETS:

  Beginning of year                                            273,958,291     208,680,201
==========================================================================================
  End of year                                                 $226,268,642    $273,958,291
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $252,308,562    $280,430,611
------------------------------------------------------------------------------------------
  Undistributed net investment income                              137,610          87,996
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts        (16,661,676)       (708,678)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                           (9,515,854)     (5,851,638)
==========================================================================================
                                                              $226,268,642    $273,958,291
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Financial Services Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $3,254.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $77,287 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $540,705 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B and Class C shares paid $668,896, $1,181,058 and $345,522, respectively.

  AIM Distributors retained commissions of $76,053 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $6,413, $621 and $9,102 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $4,141 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,442 and reductions in custodian fees of $263 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $4,705.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $19,118,335 were on loan to brokers. The loans were secured by cash collateral of $19,774,354 received by the Fund and invested in affiliated money market funds as follows:
$9,887,177 in STIC Liquid Assets Portfolio and $9,887,177 in STIC Prime Portfolio. For the year ended October 31, 2002, the Fund received fees of $59,671 for securities lending.
NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2002 are summarized as follows:

                                      CALL OPTION CONTRACTS
                                     -----------------------
                                     NUMBER OF     PREMIUMS
                                     CONTRACTS     RECEIVED
------------------------------------------------------------
Beginning of year                          --     $       --
------------------------------------------------------------
Written                                10,527      1,306,996
------------------------------------------------------------
Closed                                 (7,470)      (956,513)
------------------------------------------------------------
Exercised                                (556)       (84,220)
------------------------------------------------------------
Expired                                (2,501)      (266,263)
============================================================
End of year                                --     $       --
____________________________________________________________
============================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                         2002        2001
------------------------------------------------------------
Distributions paid from long-term
  capital gains                          $ --     $2,388,041
____________________________________________________________
============================================================


Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation -- investments           $ (9,583,365)
-------------------------------------------------------------
Temporary book/tax differences                         (4,734)
-------------------------------------------------------------
Capital loss carryforward                         (16,451,821)
-------------------------------------------------------------
Shares of beneficial interest                     252,308,562
=============================================================
                                                 $226,268,642
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains, losses and income on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the tax recognition of partnership income. Amount includes appreciation on foreign currencies of $1,546.

  The temporary book/tax differences are primarily a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
October 31, 2009                               $   259,675
-----------------------------------------------------------
October 31, 2010                                16,192,146
===========================================================
                                               $16,451,821
___________________________________________________________
===========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $137,661,362 and $159,332,982, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $ 14,557,279
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (24,142,190)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                          $ (9,584,911)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $234,336,421.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, net operating loss reclassifications, partnership income, and other items, on October 31, 2002, undistributed net investment income was increased by $1,694,850, undistributed net realized gains decreased by $46,006 and shares of beneficial interest decreased by $1,648,844. This reclassification had no effect on the net assets of the Fund.


NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,922,009*    $62,717,219*    5,052,621    $119,437,397
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,253,533      26,379,817     3,478,790      79,898,444
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        727,708      14,583,074     1,195,608      27,610,451
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --        43,536       1,037,039
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --        42,175         974,682
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        10,376         239,794
======================================================================================================================
Reacquired:
  Class A                                                     (3,401,742)    (71,952,414)   (2,718,336)    (61,637,826)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,070,585)*   (41,412,323)*  (1,519,609)    (32,821,034)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (863,759)    (16,788,578)     (435,228)     (9,412,472)
======================================================================================================================
                                                              (1,432,836)   $(26,473,205)    5,149,933    $125,326,475
______________________________________________________________________________________________________________________
======================================================================================================================


* Includes automatic conversion of 355,226 shares of Class B shares in the amount of $7,336,625 to 339,373 shares of Class A shares in the amount of $7,336,625.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                          CLASS A
                                                           ----------------------------------------------------------------------

                                                                                   YEAR ENDED OCTOBER 31,
                                                           ----------------------------------------------------------------------
                                                             2002             2001           2000           1999           1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  20.40         $  24.85        $ 23.23        $ 17.05        $ 17.22
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.07)(a)        (0.06)(a)      (0.07)(a)      (0.02)(a)       0.07(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (1.47)           (4.13)          5.87           6.25           0.37
=================================================================================================================================
    Total from investment operations                          (1.54)           (4.19)          5.80           6.23           0.44
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           --               --          (0.25)         (0.02)         (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --            (0.26)         (3.93)         (0.03)         (0.60)
=================================================================================================================================
    Total distributions                                          --            (0.26)         (4.18)         (0.05)         (0.61)
=================================================================================================================================
Net asset value, end of period                             $  18.86         $  20.40        $ 24.85        $ 23.23        $ 17.05
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               (7.55)%         (17.03)%        30.06%         36.62%          2.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $108,191         $126,816        $95,393        $30,987        $28,433
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                             1.97%(c)         1.85%          2.00%          1.99%          1.97%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                          1.97%(c)         1.85%          2.00%          2.12%          1.99%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (0.31)%(c)       (0.26)%        (0.33)%        (0.08)%         0.37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                          51%              53%            41%           107%           111%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include sales charges.
(c)  Ratios are based on average daily net assets of $133,779,148.


                                                                                            CLASS B
                                                                ----------------------------------------------------------------

                                                                                     YEAR ENDED OCTOBER 31,
                                                                ----------------------------------------------------------------
                                                                 2002           2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 19.71       $  24.14       $ 22.67       $ 16.71       $ 16.97
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.17)(a)      (0.17)(a)     (0.18)(a)     (0.12)(a)     (0.02)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.41)         (4.00)         5.72          6.11          0.37
================================================================================================================================
    Total from investment operations                              (1.58)         (4.17)         5.54          5.99          0.35
================================================================================================================================
Less distributions:
  Dividends from net investment income                               --             --         (0.14)           --         (0.01)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --          (0.26)        (3.93)        (0.03)        (0.60)
================================================================================================================================
    Total distributions                                              --          (0.26)        (4.07)        (0.03)        (0.61)
================================================================================================================================
Net asset value, end of period                                  $ 18.13       $  19.71       $ 24.14       $ 22.67       $ 16.71
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                   (8.02)%       (17.45)%       29.40%        35.91%         2.08%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $90,838       $114,852       $92,343       $49,619       $48,785
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.47%(c)       2.35%         2.50%         2.49%         2.47%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.47%(c)       2.35%         2.50%         2.62%         2.49%
================================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.81)%(c)     (0.76)%       (0.83)%       (0.58)%       (0.13)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                              51%            53%           41%          107%          111%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $118,105,820.


                                                                                          CLASS C
                                                                -----------------------------------------------------------
                                                                                                              MARCH 1, 1999
                                                                                                              (DATE SALES
                                                                        YEAR ENDED OCTOBER 31,                COMMENCED) TO
                                                                --------------------------------------        OCTOBER 31,
                                                                 2002            2001           2000             1999
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 19.71         $ 24.14        $ 22.67           $ 19.58
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.17)(a)       (0.17)(a)      (0.18)(a)         (0.08)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.41)          (4.00)          5.72              3.17
===========================================================================================================================
    Total from investment operations                              (1.58)          (4.17)          5.54              3.09
===========================================================================================================================
Less distributions:
  Dividends from net investment income                               --              --          (0.14)               --
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --           (0.26)         (3.93)               --
===========================================================================================================================
    Total distributions                                              --           (0.26)         (4.07)               --
===========================================================================================================================
Net asset value, end of period                                  $ 18.13         $ 19.71        $ 24.14           $ 22.67
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   (8.02)%        (17.45)%        29.40%            15.78%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $27,239         $32,290        $20,944           $   605
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.47%(c)        2.35%          2.50%             2.49%(d)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.47%(c)        2.35%          2.50%             2.62%(d)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.81)%(c)      (0.76)%        (0.83)%           (0.58)%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                              51%             53%            41%              107%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $34,552,185.
(d)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Global Health Care Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Health Care Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 12, 2002
Houston, Texas

FINANCIALS

Schedule of Investments

October 31, 2002

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-65.74%

Biotechnology-5.10%

Affymetrix, Inc.(a)                                   100   $      2,610
------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc.(a)                  659,400      6,719,286
------------------------------------------------------------------------
Amgen Inc.(a)                                     160,000      7,449,600
------------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                             100          3,675
------------------------------------------------------------------------
Ciphergen Biosystems, Inc.(a)                     101,000        295,930
------------------------------------------------------------------------
Corvas International, Inc.(a)(b)                1,865,000      2,405,850
------------------------------------------------------------------------
Gen-Probe Inc.(a)                                   7,740        160,063
------------------------------------------------------------------------
Genentech, Inc.(a)                                    100          3,409
------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                              100          3,474
------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.(a)                   2,250,000     21,960,000
------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc.(a)                         100            377
------------------------------------------------------------------------
SangStat Medical Corp.(a)                           1,000         18,660
------------------------------------------------------------------------
Sequenom Inc.(a)                                   40,000         93,200
------------------------------------------------------------------------
Vertex Pharmaceuticals Inc.(a)                        100          1,961
========================================================================
                                                              39,118,095
========================================================================

Electronic Equipment & Instruments-0.69%

Varian Inc.(a)                                    180,000      5,293,800
========================================================================

Environmental Services-0.00%

Stericycle, Inc.(a)                                 1,000         33,300
========================================================================

Fertilizers & Agricultural Chemicals-0.46%

Monsanto Co.                                      213,241      3,524,874
========================================================================

Health Care Distributors & Services-0.02%

AmerisourceBergen Corp.                               100          7,115
------------------------------------------------------------------------
AMN Healthcare Services, Inc.(a)                      100          1,446
------------------------------------------------------------------------
Apria Healthcare Group Inc.(a)                        100          2,439
------------------------------------------------------------------------
DaVita, Inc.(a)                                     1,000         23,970
------------------------------------------------------------------------
Express Scripts, Inc.(a)                              100          5,418
------------------------------------------------------------------------
Lincare Holdings Inc.(a)                              100          3,407
------------------------------------------------------------------------
Odyssey Healthcare, Inc.(a)                           100          3,498
------------------------------------------------------------------------
Owens & Minor, Inc.                                   100          1,472
------------------------------------------------------------------------
PSS World Medical, Inc.(a)                            100            764
------------------------------------------------------------------------
Quintiles Transnational Corp.(a)                   10,000        107,500
========================================================================
                                                                 157,029
========================================================================

Health Care Equipment-4.47%

ATS Medical, Inc.(a)(b)                         2,220,000      1,223,220
------------------------------------------------------------------------
Baxter International Inc.                         700,000     17,514,000
------------------------------------------------------------------------
Becton, Dickinson & Co.                           168,000      4,957,680
------------------------------------------------------------------------
Bruker AXS Inc.(a)                                 20,000         42,400
------------------------------------------------------------------------
Cardiac Science, Inc.(a)                        2,465,000      4,683,500
------------------------------------------------------------------------
CONMED Corp.(a)                                       100          1,958
------------------------------------------------------------------------
Fisher Scientific International Inc.(a)             1,000         28,600
------------------------------------------------------------------------
Mentor Corp.                                        1,000         37,900
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
Health Care Equipment-(Continued)

St. Jude Medical, Inc.(a)                         125,000   $  4,451,250
------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                     1,000         48,220
------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                         100          1,721
------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                              100          4,122
------------------------------------------------------------------------
Zoll Medical Corp.(a)                              40,000      1,298,000
========================================================================
                                                              34,292,571
========================================================================

Health Care Facilities-19.86%

Community Health Systems Inc.(a)                1,900,000     44,650,000
------------------------------------------------------------------------
HCA Inc.                                          850,000     36,966,500
------------------------------------------------------------------------
Health Management Associates, Inc.-Class A         80,000      1,529,600
------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                        1,000         31,350
------------------------------------------------------------------------
Medcath Corp.(a)                                      100          1,126
------------------------------------------------------------------------
Province Healthcare Co.(a)(b)                     450,000      5,872,500
------------------------------------------------------------------------
RehabCare Group, Inc.(a)                              100          2,103
------------------------------------------------------------------------
Select Medical Corp.(a)                               100          1,294
------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                       1,050,000     30,187,500
------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                          180,000      6,570,000
------------------------------------------------------------------------
United Surgical Partners International,
  Inc.(a)                                             100          1,986
------------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)        550,000     26,664,000
========================================================================
                                                             152,477,959
========================================================================

Health Care Supplies-1.64%

Bausch & Lomb Inc.                                400,000     12,440,000
------------------------------------------------------------------------
STAAR Surgical Co.(a)                              60,000        183,000
========================================================================
                                                              12,623,000
========================================================================

Household Appliances-0.00%

Helen of Troy Ltd.(a)                               1,000          9,650
========================================================================

IT Consulting & Services-0.32%

Health Management Systems, Inc.(a)                670,000      2,479,000
========================================================================

Managed Health Care-0.72%

AMERIGROUP Corp.(a)                                   100          2,921
------------------------------------------------------------------------
Anthem, Inc.(a)                                       206         12,978
------------------------------------------------------------------------
CIGNA Corp.                                           100          3,614
------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                         100          3,346
------------------------------------------------------------------------
PacifiCare Health Systems, Inc.(a)                    100          2,956
------------------------------------------------------------------------
UnitedHealth Group Inc.                            60,000      5,457,000
------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                     100          7,521
========================================================================
                                                               5,490,336
========================================================================

Pharmaceuticals-32.46%

Abbott Laboratories                               890,000     37,264,300
------------------------------------------------------------------------
Alpharma Inc.-Class A                              60,000        568,800
------------------------------------------------------------------------
Barr Laboratories, Inc.(a)                          1,000         58,830
------------------------------------------------------------------------
Bristol-Myers Squibb Co.                        1,530,000     37,653,300
------------------------------------------------------------------------
Eli Lilly & Co.                                     1,000         55,500
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
Pharmaceuticals-(Continued)

IVAX Corp.(a)                                         100   $      1,255
------------------------------------------------------------------------
Johnson & Johnson                                     100          5,875
------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                     148,700      2,282,545
------------------------------------------------------------------------
Merck & Co. Inc.                                  690,000     37,425,600
------------------------------------------------------------------------
OraPharma, Inc.(a)                                270,000      1,152,900
------------------------------------------------------------------------
Pfizer Inc.                                     1,426,200     45,310,374
------------------------------------------------------------------------
Pharmacia Corp.                                 1,250,000     53,750,000
------------------------------------------------------------------------
Schering-Plough Corp.                             400,000      8,540,000
------------------------------------------------------------------------
Wyeth                                             750,000     25,125,000
========================================================================
                                                             249,194,279
========================================================================

Semiconductor Equipment-0.00%

Varian Semiconductor Equipment Associates,
  Inc.(a)                                           1,000         23,820
========================================================================
    Total Domestic Common Stocks (Cost
      $497,622,705)                                          504,717,713
========================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS-25.18%

Denmark-0.14%

Novo Nordisk A.S.-Class B (Pharmaceuticals)        40,000      1,103,228
========================================================================

France-9.04%

Aventis S.A. (Pharmaceuticals)                    700,000     41,883,387
------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)(a)       450,000     27,504,067
========================================================================
                                                              69,387,454
========================================================================

Germany-2.63%

Altana A.G. (Pharmaceuticals)                      25,000      1,195,678
------------------------------------------------------------------------
Bayer A.G. (Diversified Chemicals)              1,000,000     18,964,568
========================================================================
                                                              20,160,246
========================================================================

Israel-3.63%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               360,000     27,874,800
========================================================================

Japan-4.98%

Daiichi Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                10,000        146,146
------------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals)                 200,000      4,319,072
------------------------------------------------------------------------
Fujisawa Pharmaceutical Co., Ltd.
  (Pharmaceuticals) (Acquired
  09/07/01-10/25/02); Cost $4,726,785)(c)         250,000      4,857,936
------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                               300,000      5,339,647
------------------------------------------------------------------------
Kyowa Hakko Kogyo Co., Ltd. (Pharmaceuticals)       5,000         21,759
------------------------------------------------------------------------
Mitsubishi Pharma Corp. (Pharmaceuticals)           1,000          6,475
------------------------------------------------------------------------
Ono Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                 1,000         31,515
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
Japan-(Continued)

Rohto Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                               210,000   $  1,587,688
------------------------------------------------------------------------
Sankyo Co., Ltd. (Pharmaceuticals)                600,000      7,073,808
------------------------------------------------------------------------
Santen Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                 1,000          8,908
------------------------------------------------------------------------
Shionogi & Co., Ltd. (Pharmaceuticals)              1,000         11,471
------------------------------------------------------------------------
Taisho Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                60,000        940,072
------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                               100,000      4,155,781
------------------------------------------------------------------------
Tanabe Seiyaku Co., Ltd. (Pharmaceuticals)         40,000        339,647
------------------------------------------------------------------------
Terumo Corp. (Health Care Equipment)               60,000        824,951
------------------------------------------------------------------------
Uni-Charm Corp. (Household Products)                1,000         36,986
------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                               350,000      8,572,828
========================================================================
                                                              38,274,690
========================================================================

Netherlands-2.73%

Akzo Nobel N.V. (Diversified Chemicals)           700,000     20,924,372
========================================================================

New Zealand-0.00%

Fisher & Paykel Healthcare Corp. Ltd.-ADR
  (Health Care Equipment)                             100          2,159
========================================================================

Switzerland-0.00%

Alcon, Inc. (Health Care Supplies)(a)                 100          4,102
------------------------------------------------------------------------
Novartis A.G. (Pharmaceuticals)                       100          3,812
========================================================================
                                                                   7,914
========================================================================

United Kingdom-2.03%

GlaxoSmithKline PLC-ADR (Pharmaceuticals)           1,000         37,690
------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC
  (Pharmaceuticals)(a)                          1,900,000     15,314,503
------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR
  (Pharmaceuticals)(a)                             10,000        233,600
========================================================================
                                                              15,585,793
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $183,237,897)                          193,320,656
========================================================================

MONEY MARKET FUNDS-5.51%

STIC Liquid Assets Portfolio(d)                21,160,369     21,160,369
------------------------------------------------------------------------
STIC Prime Portfolio(d)                        21,160,369     21,160,369
========================================================================
    Total Money Market Funds (Cost
      $42,320,738)                                            42,320,738
========================================================================
TOTAL INVESTMENTS-96.43% (Cost $723,181,340)                 740,359,107
========================================================================
OTHER ASSETS LESS LIABILITIES-3.57%                           27,409,599
========================================================================
NET ASSETS-100.00%                                          $767,768,706
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Affiliated issuer in which the Fund's holdings of the issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of 10/31/02 was $9,501,570 which represented 1.24% of the Fund's net assets. Following is a summary of the transactions with affiliates for the year ended October 31, 2002.

                                     MARKET                                   CHANGE IN        MARKET
                                      VALUE      PURCHASES       SALES        UNREALIZED       VALUE       DIVIDEND     REALIZED
                                   10/31/2001     AT COST       AT COST     (APPR./(DEPR.)   10/31/2002     INCOME     GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------------------------
ATS Medical Inc..................  $  952,500   $3,497,816   $          --   $(3,227,096)    $1,223,220   $       --   $       --
Corvas International Inc.........          --    5,459,185              --    (3,053,335)    2,405,850            --           --
PRAECIS Pharmaceuticals Inc......  10,825,000           --     (13,887,081)    3,062,081           --             --   (2,932,512)
Province Healthcare Co...........  39,947,500           --     (48,158,055)   14,083,055     5,872,500            --    8,910,715
=================================================================================================================================
                                   $51,725,000                                               $9,501,570   $       --   $5,978,203
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The market value of this security at 10/31/02 represented 0.63% of the Fund's net assets. The Fund has no rights to demand registration of this security. This security is considered to be liquid under procedures established by the Board of Trustees.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                                       FS-40

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost
  $723,181,340)*                                 $740,359,107
-------------------------------------------------------------
Foreign currencies, at value (cost $2,279)              2,486
-------------------------------------------------------------
Receivables for:
  Investments sold                                 35,874,348
-------------------------------------------------------------
  Fund shares sold                                  4,659,254
-------------------------------------------------------------
  Dividends                                         1,361,714
-------------------------------------------------------------
Investment for deferred compensation plan               3,651
-------------------------------------------------------------
Collateral for securities loaned                  100,490,099
-------------------------------------------------------------
Other assets                                           32,130
=============================================================
     Total assets                                 882,782,789
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                            11,820,302
-------------------------------------------------------------
  Fund shares reacquired                            1,651,827
-------------------------------------------------------------
  Deferred compensation plan                            3,651
-------------------------------------------------------------
  Collateral upon return of securities loaned     100,490,099
-------------------------------------------------------------
Accrued distribution fees                             702,303
-------------------------------------------------------------
Accrued trustees' fees                                    973
-------------------------------------------------------------
Accrued transfer agent fees                           297,521
-------------------------------------------------------------
Accrued operating expenses                             47,407
=============================================================
     Total liabilities                            115,014,083
=============================================================
Net assets applicable to shares outstanding      $767,768,706
_____________________________________________________________
=============================================================


NET ASSETS:

Class A                                          $533,216,242
_____________________________________________________________
=============================================================
Class B                                          $187,793,025
_____________________________________________________________
=============================================================
Class C                                          $ 46,759,439
_____________________________________________________________
=============================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            23,793,633
_____________________________________________________________
=============================================================
Class B                                             9,089,328
_____________________________________________________________
=============================================================
Class C                                             2,261,750
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                      $      22.41
-------------------------------------------------------------
  Offering price per share:
     (Net asset value of $22.41 divided by
       95.25%)                                   $      23.53
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per share   $      20.66
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per share   $      20.67
_____________________________________________________________
=============================================================


* At October 31, 2002, securities with an aggregate market value of $97,046,929 were on loan to brokers.
Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $248,760)                                     $   5,723,444
-------------------------------------------------------------
Dividends from affiliated money market funds          640,819
-------------------------------------------------------------
Interest                                                2,707
-------------------------------------------------------------
Security lending income                               269,836
=============================================================
    Total investment income                         6,636,806
=============================================================

EXPENSES:

Advisory fees                                       8,509,208
-------------------------------------------------------------
Administrative services fees                          168,501
-------------------------------------------------------------
Custodian fees                                        254,414
-------------------------------------------------------------
Distribution fees -- Class A                        3,027,390
-------------------------------------------------------------
Distribution fees -- Class B                        2,277,903
-------------------------------------------------------------
Distribution fees -- Class C                          492,799
-------------------------------------------------------------
Transfer agent fees                                 2,613,943
-------------------------------------------------------------
Trustees' fees                                         11,868
-------------------------------------------------------------
Other                                                 423,346
=============================================================
    Total expenses                                 17,779,372
=============================================================
Less: Fees waived                                      (5,611)
-------------------------------------------------------------
    Expenses paid indirectly                          (32,636)
=============================================================
    Net expenses                                   17,741,125
=============================================================
Net investment income (loss)                      (11,104,319)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (25,303,864)
-------------------------------------------------------------
  Foreign currencies                                  212,299
-------------------------------------------------------------
  Option contracts written                          4,218,603
=============================================================
                                                  (20,872,962)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (100,727,184)
-------------------------------------------------------------
  Foreign currencies                                  (87,108)
-------------------------------------------------------------
  Option contracts written                           (352,483)
=============================================================
                                                 (101,166,775)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts        (122,039,737)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(133,144,056)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.
                                       FS-41

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                  2002             2001
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (11,104,319)   $(10,479,253)
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     (20,872,962)    137,032,083
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                  (101,166,775)    (65,109,810)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (133,144,056)     61,443,020
===========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (81,059,596)    (50,675,258)
-------------------------------------------------------------------------------------------
  Class B                                                       (33,690,875)    (17,239,849)
-------------------------------------------------------------------------------------------
  Class C                                                        (6,133,328)     (1,699,076)
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       115,829,342     131,650,882
-------------------------------------------------------------------------------------------
  Class B                                                        37,085,336      77,709,705
-------------------------------------------------------------------------------------------
  Class C                                                        25,381,473      24,665,881
===========================================================================================
    Net increase (decrease) in net assets                       (75,731,704)    225,855,305
===========================================================================================

NET ASSETS:

  Beginning of year                                             843,500,410     617,645,105
===========================================================================================
  End of year                                                 $ 767,768,706    $843,500,410
___________________________________________________________________________________________
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 774,675,935    $607,263,843
-------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (7,349)           (715)
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts         (24,051,473)    117,918,914
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and option contracts                              17,151,593     118,318,368
===========================================================================================
                                                              $ 767,768,706    $843,500,410
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.
                                       FS-42

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Health Care Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign
                                       FS-43
     currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $5,611.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $168,501 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $1,403,878 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B and Class C shares paid $3,027,390, $2,277,903 and $492,799, respectively.

  AIM Distributors retained commissions of $300,015 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $2,015, $1,435 and $27,546 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $5,302 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $13,331 and reductions in custodian fees of $19,305 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $32,636.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $97,046,929 were on loan to brokers. The loans were secured by cash collateral of $100,490,099 received by the Fund and invested in affiliated money market funds as follows:
$50,245,050 in STIC Liquid Assets Portfolio and $50,245,049 in STIC Prime Portfolio. For the year ended October 31, 2002, the Fund received fees of $269,836 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2002 are summarized as follows:

                                      CALL OPTION CONTRACTS
                                     ------------------------
                                     NUMBER OF     PREMIUMS
                                     CONTRACTS     RECEIVED
-------------------------------------------------------------
Beginning of year                       9,710     $ 3,140,113
-------------------------------------------------------------
Written                                31,756       9,988,269
-------------------------------------------------------------
Closed                                (25,801)     (8,269,802)
-------------------------------------------------------------
Exercised                              (3,348)       (839,233)
-------------------------------------------------------------
Expired                               (12,317)     (4,019,347)
-------------------------------------------------------------
End of year                                --     $        --
_____________________________________________________________
=============================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                         2002           2001
----------------------------------------------------------------
Distributions paid from:
  Ordinary income                    $ 46,090,015    $24,377,948
----------------------------------------------------------------
  Long-term capital gain               74,793,784     53,811,235
================================================================
                                     $120,883,799    $78,189,183
________________________________________________________________
================================================================


Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation - investments            $ 16,009,273
-------------------------------------------------------------
Temporary book/tax differences                         (7,349)
-------------------------------------------------------------
Capital loss carryforward                         (22,909,153)
-------------------------------------------------------------
Shares of beneficial interest                     774,675,935
=============================================================
                                                 $767,768,706
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales and on straddles. Amount includes appreciation (depreciation) on foreign currencies of $(26,174).

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of Trustee compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                           CAPITAL LOSS
EXPIRATION                 CARRYFORWARD
---------------------------------------
October 31, 2010           $22,909,153
_______________________________________
=======================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $1,417,801,819 and $1,285,161,332, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $ 66,784,688
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (50,749,241)
=============================================================
Net unrealized appreciation of investment
  securities                                     $ 16,035,447
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $724,323,660.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, net operating loss, and other items, on October 31, 2002, undistributed net investment income was increased by $11,097,685, undistributed net realized gains decreased by $213,626 and shares of beneficial interest decreased by $10,884,059. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                         2002                           2001
                                                              ---------------------------    --------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      7,468,100*   $ 196,827,955*    6,036,134    $182,779,234
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,072,845      101,210,611     4,479,506     126,599,025
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,519,053       37,639,046     1,095,249      31,149,126
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      2,814,476       75,259,155     1,674,855      47,029,924
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,272,073       31,496,539       607,446      16,042,076
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        231,214        5,727,184        62,106       1,640,220
=======================================================================================================================
Reacquired:
  Class A                                                     (6,136,679)    (156,257,768)   (3,349,804)    (98,158,276)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (4,071,994)*    (95,621,814)*  (2,348,659)    (64,931,396)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (785,681)     (17,984,757)     (292,645)     (8,123,465)
=======================================================================================================================
                                                               6,383,407    $ 178,296,151     7,964,188    $234,026,468
_______________________________________________________________________________________________________________________
=======================================================================================================================

* Includes automatic conversion of 1,029,485 shares of Class B shares in the amount of $24,572,842 to 950,595 shares of Class A shares in the amount of $24,572,842.


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                  CLASS A
                                                    --------------------------------------------------------------------

                                                                           YEAR ENDED OCTOBER 31,
                                                    --------------------------------------------------------------------
                                                      2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  29.93       $  30.12       $  24.00       $  20.15       $  27.98
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.29)(a)      (0.39)(a)      (0.22)(a)      (0.19)(a)      (0.21)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    (3.17)          3.44           8.62           4.04          (0.91)
========================================================================================================================
    Total from investment operations                   (3.46)          3.05           8.40           3.85          (1.12)
========================================================================================================================
Less distributions:
  Distributions from net realized gains                (4.06)         (3.24)         (2.28)            --          (6.70)
========================================================================================================================
  Returns of capital                                      --             --             --             --          (0.01)
========================================================================================================================
    Total distributions                                (4.06)         (3.24)         (2.28)            --          (6.71)
========================================================================================================================
Net asset value, end of period                      $  22.41       $  29.93       $  30.12       $  24.00       $  20.15
________________________________________________________________________________________________________________________
========================================================================================================================
    Total return(b)                                   (13.76)%        10.85%         38.49%         19.11%         (4.71)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $533,216       $588,072       $460,445       $357,747       $357,534
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                 1.86%(c)       1.75%          1.73%          1.82%          1.84%
========================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (1.10)%(c)     (1.28)%        (0.85)%        (0.81)%        (0.98)%
========================================================================================================================
Portfolio turnover rate                                  153%           207%           242%           123%           187%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include sales charges.
(c)  Ratios are based on average daily net assets of $605,477,955.


                                                                                  CLASS B
                                                    --------------------------------------------------------------------

                                                                           YEAR ENDED OCTOBER 31,
                                                    --------------------------------------------------------------------
                                                      2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  28.03       $  28.53       $  22.96       $  19.37       $  27.27
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.38)(a)      (0.51)(a)      (0.34)(a)      (0.30)(a)      (0.30)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    (2.93)          3.25           8.19           3.89          (0.89)
========================================================================================================================
    Total from investment operations                   (3.31)          2.74           7.85           3.59          (1.19)
========================================================================================================================
Less distributions:
  Distributions from net realized gains                (4.06)         (3.24)         (2.28)            --          (6.70)
------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                      --             --             --             --          (0.01)
========================================================================================================================
    Total distributions                                (4.06)         (3.24)         (2.28)            --          (6.71)
========================================================================================================================
Net asset value, end of period                      $  20.66       $  28.03       $  28.53       $  22.96       $  19.37
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                       (14.21)%        10.32%         37.78%         18.53%         (5.20)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $187,793       $219,036       $144,861       $102,916       $100,311
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                 2.36%(c)       2.25%          2.23%          2.33%          2.34%
========================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (1.60)%(c)     (1.78)%        (1.35)%        (1.32)%        (1.48)%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                  153%           207%           242%           123%           187%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $227,790,345.


                                                                                      CLASS C
                                                              -------------------------------------------------------
                                                                                                        MARCH 1, 1999
                                                                          YEAR ENDED                     (DATE SALES
                                                                          OCTOBER 31,                   COMMENCED) TO
                                                              -----------------------------------        OCTOBER 31,
                                                               2002          2001          2000             1999
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 28.03       $ 28.53       $ 22.96          $22.50
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.38)(a)     (0.51)(a)     (0.34)(a)       (0.21)(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (2.92)         3.25          8.19            0.67
=====================================================================================================================
    Total from investment operations                            (3.30)         2.74          7.85            0.46
=====================================================================================================================
Less distributions from net realized gains                      (4.06)        (3.24)        (2.28)             --
=====================================================================================================================
Net asset value, end of period                                $ 20.67       $ 28.03       $ 28.53          $22.96
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                (14.18)%       10.32%        37.77%           2.04%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $46,759       $36,366       $12,339          $1,278
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets                          2.36%(c)      2.25%         2.23%           2.33%(d)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.60)%(c)    (1.78)%       (1.35)%         (1.32)%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                           153%          207%          242%            123%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $49,279,944.
(d)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Global Science and Technology Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Science and Technology Fund (formerly known as AIM Global Telecommunications and Technology
Fund) (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 12, 2002
Houston, Texas

FINANCIALS

Schedule of Investments

October 31, 2002

                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-94.38%

Aerospace & Defense-9.81%

Alliant Techsystems Inc.(a)(b)                   174,300    $ 10,484,145
------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)             342,800      16,111,600
------------------------------------------------------------------------
Lockheed Martin Corp.                            216,200      12,517,980
========================================================================
                                                              39,113,725
========================================================================

Application Software-6.96%

Activision, Inc.(a)                              282,900       5,799,450
------------------------------------------------------------------------
Cerner Corp.(a)                                  146,700       5,223,987
------------------------------------------------------------------------
Electronic Arts Inc.(a)                           92,900       6,049,648
------------------------------------------------------------------------
Intuit Inc.(a)                                   104,400       5,420,448
------------------------------------------------------------------------
Mercury Interactive Corp.(a)                     200,000       5,274,000
========================================================================
                                                              27,767,533
========================================================================

Auto Parts & Equipment-1.65%

Gentex Corp.(a)                                  223,200       6,579,936
========================================================================

Biotechnology-6.70%

Cephalon, Inc.(a)                                 77,800       3,908,672
------------------------------------------------------------------------
Chiron Corp.(a)                                   24,000         947,040
------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                         326,200      11,332,188
------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                    170,000       7,823,400
------------------------------------------------------------------------
SangStat Medical Corp.(a)                        146,200       2,728,092
========================================================================
                                                              26,739,392
========================================================================

Computer & Electronics Retail-2.01%

Best Buy Co., Inc.(a)                            208,500       4,297,185
------------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                     70,000       3,711,400
========================================================================
                                                               8,008,585
========================================================================

Computer Hardware-3.59%

Dell Computer Corp.(a)                           500,000      14,305,000
========================================================================

Computer Storage & Peripherals-4.64%

Imation Corp.(a)                                  56,200       2,299,704
------------------------------------------------------------------------
Lexmark International, Inc.(a)                    35,500       2,109,410
------------------------------------------------------------------------
SanDisk Corp.(a)                                 268,500       5,308,245
------------------------------------------------------------------------
Storage Technology Corp.(a)                      362,900       6,416,072
------------------------------------------------------------------------
Western Digital Corp.(a)                         384,400       2,379,436
========================================================================
                                                              18,512,867
========================================================================

Electronic Equipment & Instruments-5.30%

Samsung Electronics Co., Ltd. (South Korea)       75,000      21,139,706
========================================================================

                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

Health Care Distributors & Services-3.46%

DIANON Systems, Inc.(a)                           87,500    $  3,500,000
------------------------------------------------------------------------
Express Scripts, Inc.(a)                          38,400       2,080,512
------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)           62,100       1,496,610
------------------------------------------------------------------------
Quest Diagnostics Inc.(a)(b)                     105,300       6,721,299
========================================================================
                                                              13,798,421
========================================================================

Health Care Equipment-0.47%

Boston Scientific Corp.(a)                        49,900       1,877,737
========================================================================

Health Care Facilities-0.52%

United Surgical Partners International,
  Inc.(a)                                        105,200       2,089,272
========================================================================

Internet Retail-1.74%

eBay Inc.(a)                                     110,000       6,958,600
========================================================================

Internet Software & Services-3.99%

Expedia, Inc.-Class A(a)                          51,900       3,511,554
------------------------------------------------------------------------
Hotels.com-Class A(a)(b)                          50,500       3,148,170
------------------------------------------------------------------------
Overture Services, Inc.(a)                       297,900       8,201,187
------------------------------------------------------------------------
PEC Solutions, Inc.(a)                            30,000       1,039,500
========================================================================
                                                              15,900,411
========================================================================

IT Consulting & Services-3.10%

Affiliated Computer Services, Inc.-Class
  A(a)(b)                                        144,000       6,631,200
------------------------------------------------------------------------
Computer Sciences Corp.(a)                       178,100       5,750,849
========================================================================
                                                              12,382,049
========================================================================

Networking Equipment-1.47%

Cisco Systems, Inc.(a)                           525,000       5,869,500
========================================================================

Pharmaceuticals-2.45%

Allergan, Inc.                                    25,000       1,361,250
------------------------------------------------------------------------
American Pharmaceutical Partners, Inc.(a)         10,000         200,000
------------------------------------------------------------------------
Biovail Corp. (Canada)(a)                        170,000       5,380,500
------------------------------------------------------------------------
Forest Laboratories, Inc.(a)(b)                   17,000       1,665,830
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                        15,000       1,161,450
========================================================================
                                                               9,769,030
========================================================================

Semiconductor Equipment-7.37%

Applied Materials, Inc.(a)                       450,000       6,763,500
------------------------------------------------------------------------
KLA-Tencor Corp.(a)                              120,000       4,275,600
------------------------------------------------------------------------
Lam Research Corp.(a)                            475,000       5,980,250
------------------------------------------------------------------------
Novellus Systems, Inc.(a)                        261,000       8,247,600
------------------------------------------------------------------------
Teradyne, Inc.(a)                                 92,000       1,114,120
------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                        125,900       2,998,938
========================================================================
                                                              29,380,008
========================================================================

                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

Semiconductors-15.61%

Analog Devices, Inc.(a)                          301,300    $  8,074,840
------------------------------------------------------------------------
Fairchild Semiconductor Corp.-Class A(a)         331,800       3,948,420
------------------------------------------------------------------------
Intersil Corp.-Class A(a)                        162,300       2,757,477
------------------------------------------------------------------------
LSI Logic Corp.(a)                               570,000       3,363,000
------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)        85,300       1,382,713
------------------------------------------------------------------------
Microchip Technology Inc.(b)                     600,000      14,640,000
------------------------------------------------------------------------
QLogic Corp.(a)                                  260,000       9,037,600
------------------------------------------------------------------------
STMicroelectronics N.V. (Netherlands)            225,000       4,465,235
------------------------------------------------------------------------
Texas Instruments Inc.                           920,000      14,591,200
========================================================================
                                                              62,260,485
========================================================================

Systems Software-7.26%

Microsoft Corp.(a)                               250,000      13,367,500
------------------------------------------------------------------------
Network Associates, Inc.(a)                      174,900       2,779,161
------------------------------------------------------------------------
Symantec Corp. (a)(b)                            320,000      12,800,000
========================================================================
                                                              28,946,661
========================================================================

                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

Telecommunications Equipment-1.07%

UTStarcom, Inc.(a)                               250,000    $  4,270,000
========================================================================

Wireless Telecommunication Services-5.21%

Nextel Communications, Inc.-Class A (a)(b)     1,500,000      16,920,000
------------------------------------------------------------------------
United States Cellular Corp.(a)                  140,000       3,864,000
========================================================================
                                                              20,784,000
========================================================================
    Common Stocks & Other Equity Interests
      (Cost $439,481,397)                                    376,452,918
========================================================================

MONEY MARKET FUNDS-3.47%

STIC Liquid Assets Portfolio(c)                6,914,345       6,914,345
------------------------------------------------------------------------
STIC Prime Portfolio(c)                        6,914,345       6,914,345
========================================================================
    Total Money Market Funds (Cost
      $13,828,690)                                            13,828,690
========================================================================
TOTAL INVESTMENTS-97.85% (Cost $453,310,087)                 390,281,608
========================================================================
OTHER ASSETS LESS LIABILITIES-2.15%                            8,575,640
========================================================================
NET ASSETS-100.00%                                          $398,857,248
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                                       FS-51

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost
  $453,310,087)*                                 $390,281,608
-------------------------------------------------------------
Foreign currencies, at value (cost $12,389,103)    12,389,282
-------------------------------------------------------------
Receivables for:
  Investments sold                                    625,320
-------------------------------------------------------------
  Fund shares sold                                  1,002,617
-------------------------------------------------------------
  Dividends                                            46,935
-------------------------------------------------------------
Investment for deferred compensation plan               3,466
-------------------------------------------------------------
Collateral for securities loaned                  118,459,571
-------------------------------------------------------------
Other assets                                           33,686
=============================================================
     Total assets                                 522,842,485
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                             1,998,280
-------------------------------------------------------------
  Fund shares reacquired                            1,936,105
-------------------------------------------------------------
  Options written (premiums received $453,826)        489,863
-------------------------------------------------------------
  Deferred compensation plan                            3,466
-------------------------------------------------------------
  Collateral upon return of securities loaned     118,459,571
-------------------------------------------------------------
Accrued distribution fees                             323,831
-------------------------------------------------------------
Accrued trustees' fees                                  1,020
-------------------------------------------------------------
Accrued transfer agent fees                           492,886
-------------------------------------------------------------
Accrued operating expenses                            280,215
=============================================================
     Total liabilities                            123,985,237
=============================================================
Net assets applicable to shares outstanding      $398,857,248
_____________________________________________________________
=============================================================


NET ASSETS:

Class A                                          $280,426,370
_____________________________________________________________
=============================================================
Class B                                          $102,469,882
_____________________________________________________________
=============================================================
Class C                                          $ 15,960,996
_____________________________________________________________
=============================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            57,390,013
_____________________________________________________________
=============================================================
Class B                                            22,452,284
_____________________________________________________________
=============================================================
Class C                                             3,497,045
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                      $       4.89
-------------------------------------------------------------
  Offering price per share:
     (Net asset value of $4.89 divided by
       95.25%)                                   $       5.13
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per share   $       4.56
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per share   $       4.56
_____________________________________________________________
=============================================================


Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $77,870)                                      $     515,038
-------------------------------------------------------------
Dividends from affiliated money market funds          427,739
-------------------------------------------------------------
Interest                                                3,454
-------------------------------------------------------------
Security lending income                               542,030
=============================================================
     Total investment income                        1,488,261
=============================================================

EXPENSES:

Advisory fees                                       5,944,573
-------------------------------------------------------------
Administrative services fees                          128,170
-------------------------------------------------------------
Custodian fees                                         92,510
-------------------------------------------------------------
Distribution fees -- Class A                        1,965,401
-------------------------------------------------------------
Distribution fees -- Class B                        1,952,778
-------------------------------------------------------------
Distribution fees -- Class C                          242,286
-------------------------------------------------------------
Transfer agent fees                                 5,431,147
-------------------------------------------------------------
Trustees' fees                                         10,411
-------------------------------------------------------------
Printing                                              848,229
-------------------------------------------------------------
Other                                                 149,120
=============================================================
     Total expenses                                16,764,625
=============================================================
Less: Fees waived                                  (3,384,288)
-------------------------------------------------------------
     Expenses paid indirectly                         (12,084)
=============================================================
     Net expenses                                  13,368,253
=============================================================
Net investment income (loss)                      (11,879,992)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (245,567,272)
-------------------------------------------------------------
  Foreign currencies                                  273,984
-------------------------------------------------------------
  Option contracts written                          4,324,492
=============================================================
                                                 (240,968,796)
=============================================================
Change in net unrealized appreciation of:
  Investment securities                            27,107,318
-------------------------------------------------------------
  Foreign currencies                                   34,077
-------------------------------------------------------------
  Option contracts written                            395,431
=============================================================
                                                   27,536,826
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts        (213,431,970)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(225,311,962)
_____________________________________________________________
=============================================================

* At October 31, 2002, securities with an aggregate market value of $115,759,188 were on loan to brokers.

See Notes to Financial Statements.
                                       FS-52

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                   2002               2001
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (11,879,992)   $   (25,069,378)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                      (240,968,796)    (1,198,211,906)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                      27,536,826       (872,582,166)
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (225,311,962)    (2,095,863,450)
================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                  --       (193,140,722)
------------------------------------------------------------------------------------------------
  Class B                                                                  --       (182,354,331)
------------------------------------------------------------------------------------------------
  Class C                                                                  --        (14,882,483)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                          (5,159,028)       182,460,304
------------------------------------------------------------------------------------------------
  Class B                                                        (122,002,616)         7,506,235
------------------------------------------------------------------------------------------------
  Class C                                                          (3,417,367)         7,846,180
================================================================================================
    Net increase (decrease) in net assets                        (355,890,973)    (2,288,428,267)
================================================================================================

NET ASSETS:

  Beginning of year                                               754,748,221      3,043,176,488
================================================================================================
  End of year                                                 $   398,857,248    $   754,748,221
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 1,903,878,159    $ 2,046,057,315
------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                           (6,681)              (816)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts        (1,441,949,989)    (1,200,707,211)
------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and option contracts           (63,064,241)       (90,601,067)
================================================================================================
                                                              $   398,857,248    $   754,748,221
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.
                                       FS-53

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Science and Technology Fund (the "Fund"), formerly AIM Global Telecommunications and Technology Fund, is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-
                                       FS-54
     upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $3,384,288.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $128,170 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $3,594,899 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B and Class C shares paid $1,965,401, $1,952,778 and $242,286, respectively.

  AIM Distributors retained commissions of $90,080 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $35,193, $18 and $7,446 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $4,928 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $11,990 and reductions in custodian fees of $94 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $12,084.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $115,759,188 were on loan to brokers. The loans were secured by cash collateral of $118,459,571 received by the Fund and invested in affiliated money market funds as follows:
$59,229,786 in STIC Liquid Assets Portfolio and $59,229,785 in STIC Prime Portfolio. For the year ended October 31, 2002, the Fund received fees of $542,030 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2002 are summarized as follows:

                                      CALL OPTION CONTRACTS
                                     ------------------------
                                     NUMBER OF     PREMIUMS
                                     CONTRACTS     RECEIVED
-------------------------------------------------------------
Beginning of year                      10,095     $ 2,707,097
-------------------------------------------------------------
Written                                42,275       9,820,842
-------------------------------------------------------------
Closed                                (34,928)     (8,534,311)
-------------------------------------------------------------
Exercised                             (12,185)     (3,319,028)
-------------------------------------------------------------
Expired                                (1,512)       (220,774)
=============================================================
End of year                             3,745     $   453,826
_____________________________________________________________
=============================================================


Open call option contracts written at October 31, 2002 were as follows:

                                                                     OCTOBER 31,
                                                                        2002            UNREALIZED
                       CONTRACT   STRIKE   NUMBER OF      PREMIUMS     MARKET          APPRECIATION
ISSUE                   MONTH     PRICE    CONTRACTS      RECEIVED      VALUE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------
Affiliated Computer
 Services, Inc.-Class
 A                      Nov-02     $ 50        300        $ 42,599    $ 21,750           $ 20,849
----------------------------------------------------------------------------------------------------
Alliant Techsystems
 Inc.                   Nov-02       65        175          23,974      17,063              6,911
----------------------------------------------------------------------------------------------------
Forrest Laboratories
 Inc.                   Nov-02      100         20           4,840       3,550              1,290
----------------------------------------------------------------------------------------------------
Hotels.com-Class A      Nov-02       65        100          11,325      16,250             (4,925)
----------------------------------------------------------------------------------------------------
Microchip Technology
 Inc.                   Nov-02       25        900         142,952     101,250             41,702
----------------------------------------------------------------------------------------------------
Nextel
 Communications,
 Inc.-Class A           Nov-02       10      1,500         145,495     221,250            (75,755)
----------------------------------------------------------------------------------------------------
Quest Diagnostics
 Inc.                   Nov-02       65        100          21,699      17,750              3,949
----------------------------------------------------------------------------------------------------
Symantec Corp.          Nov-02       40        650          60,942      91,000            (30,058)
====================================================================================================
                                             3,745        $453,826    $489,863           $(36,037)
____________________________________________________________________________________________________
====================================================================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                        2002        2001
------------------------------------------------------------
Distributions paid from long-term
  capital gain                          $--     $390,377,536
============================================================


Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $   (64,198,108)
--------------------------------------------------------------
Temporary book/tax differences                          (6,681)
--------------------------------------------------------------
Capital loss carryforward                       (1,440,816,122)
--------------------------------------------------------------
Shares of beneficial interest                    1,903,878,159
==============================================================
                                               $   398,857,248
______________________________________________________________
==============================================================


  The difference between book-basis and tax basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and other deferrals. Amount includes appreciation (depreciation) on foreign currencies and options written of $(35,761).

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                                CAPITAL LOSS
EXPIRATION                                      CARRYFORWARD
-------------------------------------------------------------
October 31, 2009                               $1,181,366,577
-------------------------------------------------------------
October 31, 2010                                  259,449,545
=============================================================
                                               $1,440,816,122
_____________________________________________________________
=============================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $674,273,137 and $809,876,271, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                          $ 31,046,576
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (95,208,923)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                          $(64,162,347)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $454,443,955.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions and net operating losses, shares of beneficial interest was decreased by $11,600,145, undistributed net investment income was increased by $11,874,127 and undistributed net realized gains was decreased by $273,982. This reclassification had no effect on the net assets of the Fund.


NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      34,707,240*   $ 227,772,981*    20,449,981    $ 233,919,662
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,939,110       19,257,843      6,719,273       89,717,986
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,050,513        6,971,729      1,715,379       22,049,203
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --      8,804,839      178,558,019
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --      8,822,895      168,780,846
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --        739,056       14,130,718
==========================================================================================================================
Reacquired:
  Class A                                                     (36,509,509)    (232,932,009)   (19,515,999)    (230,017,377)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (21,786,550)*   (141,260,459)*  (22,756,386)    (250,992,597)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,669,762)     (10,389,096)    (2,270,767)     (28,333,741)
==========================================================================================================================
                                                              (21,268,958)   $(130,579,011)     2,708,271    $ 197,812,719
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Includes automatic conversion of 9,000,274 shares of Class B shares in the amount of $56,174,791 to 8,433,047 shares of Class A shares in the amount of $56,174,791.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                    -------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                    -------------------------------------------------------------------------
                                                      2002           2001            2000                 1999         1998
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   7.41       $  30.61       $    26.44           $    16.28    $  18.04
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.12)(a)      (0.20)(a)         0.06(a)(b)          (0.25)      (0.17)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           (2.40)        (19.12)            7.23                10.97       (0.39)
=============================================================================================================================
    Total from investment operations                   (2.52)        (19.32)            7.29                10.72       (0.56)
=============================================================================================================================
Less distributions from net realized gains                --          (3.88)           (3.12)               (0.56)      (1.20)
=============================================================================================================================
Net asset value, end of period                      $   4.89       $   7.41       $    30.61           $    26.44    $  16.28
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                       (34.01)%       (71.16)%          27.52%               67.63%      (3.16)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $280,426       $438,702       $1,513,595           $1,023,124    $713,904
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      2.01%(d)       1.98%            1.63%                1.77%       1.88%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   2.56%(d)       2.03%            1.63%                1.77%       1.88%
=============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (1.76)%(d)     (1.57)%           0.16%               (1.11)%     (0.93)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                  115%           173%             111%                 122%         75%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Includes adjustments in accordance with generally accepted accounting principals and does not include sales charges.
(d)  Ratios are based on average daily assets of $393,080,194.


                                                                                      CLASS B
                                                    ----------------------------------------------------------------------------

                                                                               YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------------------
                                                      2002            2001           2000                1999             1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   6.96        $  29.17      $    25.43           $  15.76         $  17.58
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.14)(a)       (0.25)(a)       (0.11)(a)(b)       (0.35)           (0.25)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           (2.26)         (18.08)           6.97              10.58            (0.37)
================================================================================================================================
    Total from investment operations                   (2.40)         (18.33)           6.86              10.23            (0.62)
================================================================================================================================
Less distributions from net realized gains                --           (3.88)          (3.12)             (0.56)           (1.20)
================================================================================================================================
Net asset value, end of period                      $   4.56        $   6.96      $    29.17           $  25.43         $  15.76
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                       (34.48)%        (71.30)%         26.87%             66.84%           (3.67)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $102,470        $287,394      $1,414,915           $898,400         $614,715
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      2.51%(d)        2.48%           2.13%              2.28%            2.38%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   3.06%(d)        2.53%           2.13%              2.28%            2.38%
================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (2.26)%(d)      (2.07)%         (0.34)%            (1.62)%          (1.43)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                  115%            173%            111%               122%              75%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Includes adjustments in accordance with generally accepted accounting principals and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $195,277,846.


                                                                               CLASS C
                                                    --------------------------------------------------------------
                                                                                                    MARCH 1, 1999
                                                                                                    (DATE SALES
                                                            YEAR ENDED OCTOBER 31,                  COMMENCED) TO
                                                    ---------------------------------------         OCTOBER 31,
                                                     2002         2001               2000              1999
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  6.96      $ 29.16           $  25.43            $ 19.23
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.14)(a)    (0.25)(a)          (0.11)(a)(b)       (0.11)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          (2.26)      (18.07)              6.96               6.31
==================================================================================================================
    Total from investment operations                  (2.40)      (18.32)              6.85               6.20
==================================================================================================================
Less distributions from net realized gains               --        (3.88)             (3.12)                --
==================================================================================================================
Net asset value, end of period                      $  4.56      $  6.96           $  29.16            $ 25.43
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(c)                                      (34.48)%     (71.29)%            26.83%             32.24%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $15,961      $28,652           $114,667            $12,352
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     2.51%(d)     2.48%              2.13%              2.28%(e)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                  3.06%(d)     2.53%              2.13%              2.28%(e)
==================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                          (2.26)%(d)   (2.07)%            (0.34)%            (1.62)%(e)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate                                 115%         173%               111%               122%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Includes adjustments in accordance with generally accepted accounting principals and does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $24,228,588.
(e)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders of AIM Strategic Income Fund and Board of Trustees of AIM Investment Funds:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Strategic Income Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 12, 2002
Houston, Texas

FINANCIALS

Schedule of Investments

October 31, 2002

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-65.50%

Advertising-1.44%

Lamar Advertising Co., Conv. Unsec. Notes,
  5.25%, 09/15/06                              $1,300,000   $ 1,309,750
=======================================================================

Aerospace & Defense-1.00%

Lockheed Martin Corp., Unsec. Gtd. Unsub.
  Notes, 7.25%, 05/15/06                          500,000       568,340
-----------------------------------------------------------------------
Raytheon Co., Notes, 6.75%, 08/15/07              315,000       342,355
=======================================================================
                                                                910,695
=======================================================================

Airlines-0.16%

Northwest Airlines Inc., Sr. Unsec. Gtd.
  Notes, 8.88%, 06/01/06                          280,000       141,400
=======================================================================

Apparel Retail-0.40%

Gap, Inc. (The), Unsec. Unsub. Notes, 9.90%,
  12/15/05                                        365,000       366,825
=======================================================================

Apparel, Accessories & Luxury Goods-0.22%

Russell Corp., Sr. Notes, 9.25%, 05/01/10
  (Acquired 04/11/02; Cost $90,000)(a)             90,000        93,150
-----------------------------------------------------------------------
William Carter Co. (The), Sr. Unsec. Gtd.
  Sub. Notes, 10.88%, 08/15/11                     95,000       103,075
=======================================================================
                                                                196,225
=======================================================================

Automobile Manufacturers-0.79%

General Motors Corp., Unsec. Putable Deb.,
  8.80%, 03/01/21                                 750,000       721,222
=======================================================================

Banks-4.74%

Bank One Corp., Sr. Unsec. Unsub. Notes,
  7.63%, 08/01/05                                 400,000       451,852
-----------------------------------------------------------------------
Citicorp, Jr. Unsec. Sub. Notes, 6.38%,
  01/15/06                                        300,000       324,180
-----------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05          300,000       309,447
-----------------------------------------------------------------------
Santander Finance Issuances (Cayman Islands),
  Unsec. Gtd. Sub. Yankee Notes, 7.00%,
  04/01/06                                        150,000       155,829
-----------------------------------------------------------------------
Wachovia Corp., Unsec. Putable Sub. Deb.,
  6.55%, 10/15/05                                 900,000       981,414
-----------------------------------------------------------------------
  7.50%, 04/15/05                               1,200,000     1,413,180
-----------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub.
  Notes, 8.25%, 04/01/10                          575,000       673,428
=======================================================================
                                                              4,309,330
=======================================================================

Broadcasting & Cable TV-6.79%

Adelphia Communications Corp.
  Sr. Unsec. Notes, 10.88%, 10/01/10(b)           550,000       182,875
-----------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 9.88%,
    03/01/07(b)                                   140,000        46,550
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
Broadcasting & Cable TV-(Continued)

British Sky Broadcasting Group PLC (United
  Kingdom), Unsec. Gtd. Yankee Notes, 7.30%,
  10/15/06                                     $  750,000   $   779,722
-----------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp., Sr.
  Unsec. Sub. Notes,
  10.75%, 10/01/09                                420,000       187,950
-----------------------------------------------------------------------
  11.13%, 01/15/11                                220,000        98,450
-----------------------------------------------------------------------
Charter Communications, Inc., Sr. Conv.
  Notes, 5.75%, 10/15/05 (Acquired 10/25/00;
  Cost $1,500,000)(a)                           1,500,000       330,000
-----------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (Bermuda), Sr.
  Unsec. Yankee Disc. Deb., 11.20%, 11/15/07      250,000       181,250
-----------------------------------------------------------------------
Cox Communications, Inc., Sr. Unsec. RAPS
  Notes, 2.47%, 11/07/02                          350,000       350,878
-----------------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec. Deb., 7.88%,
  02/15/18                                      1,250,000       968,750
-----------------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec. Notes,
  7.25%, 07/15/08                                 500,000       407,500
-----------------------------------------------------------------------
  7.88%, 12/15/07                                 700,000       581,000
-----------------------------------------------------------------------
ONO Finance PLC (United Kingdom), Sr. Unsec.
  Gtd. Euro Notes, 13.00%, 05/01/09               300,000        58,500
-----------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr.
  Notes, 9.63%, 10/15/05                          500,000       202,500
-----------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 8.75%, 12/15/11                100,000       105,500
-----------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Deb.,
  7.88%, 02/15/26                                 200,000       197,986
-----------------------------------------------------------------------
  8.75%, 08/01/15                                 500,000       469,375
-----------------------------------------------------------------------
Time Warner Inc., Unsec. Deb., 9.15%,
  02/01/23                                      1,000,000     1,017,500
=======================================================================
                                                              6,166,286
=======================================================================

Casinos & Gambling-0.97%

Boyd Gaming Corp., Sr. Unsec. Gtd. Notes,
  9.25%, 08/01/09                                 210,000       227,850
-----------------------------------------------------------------------
  8.75%, 04/15/12                                 215,000       218,225
-----------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Notes, 8.00%, 04/01/12                270,000       278,100
-----------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Notes, 7.50%, 09/01/09                          155,000       156,162
=======================================================================
                                                                880,337
=======================================================================

Commodity Chemicals-0.08%

ISP Chemco Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.25%, 07/01/11                     70,000        71,400
=======================================================================

Computer Hardware-0.71%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Putable Deb., 8.00%,
  05/01/03 (Acquired 03/07/00; Cost
  $480,000)(a)(b)(c)                              600,000        31,800
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
Computer Hardware-(Continued)

IBM Corp., Deb., 8.38%, 11/01/19               $  500,000   $   611,190
=======================================================================
                                                                642,990
=======================================================================

Construction Materials-0.38%

MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                         360,000       349,200
=======================================================================

Consumer Finance-1.68%

Ford Motor Credit Co., Unsec. Notes, 6.88%,
  02/01/06                                        750,000       697,582
-----------------------------------------------------------------------
General Motors Acceptance Corp., Unsec.
  Unsub. Notes, 7.63%, 06/15/04                   175,000       180,488
-----------------------------------------------------------------------
Household Finance Corp., Sr. Unsec. Notes,
  6.50%, 01/24/06                                 200,000       178,720
-----------------------------------------------------------------------
  8.00%, 05/09/05                                 500,000       471,410
=======================================================================
                                                              1,528,200
=======================================================================

Distillers & Vintners-0.39%

Diageo PLC, Sr. Unsec. Gtd. Putable Notes,
  7.45%, 04/15/05                                 300,000       350,277
=======================================================================

Diversified Chemicals-0.20%

Equistar Chemicals LP/Equistar Funding Corp.,
  Sr. Unsec. Gtd. Notes, 10.13%, 09/01/08         200,000       181,000
=======================================================================

Diversified Financial Services-3.84%

Associates Corp. of North America, Sr. Notes,
  5.80%, 04/20/04                                 200,000       209,846
-----------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                 180,000       188,005
-----------------------------------------------------------------------
Citigroup Inc.
  Sr. Unsec. Notes, 4.13%, 06/30/05               100,000       104,070
-----------------------------------------------------------------------
  Unsec. Sub. Notes, 6.63%, 06/15/32              625,000       636,731
-----------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 07/25/02; Cost $218,316)(a)           200,000       219,310
-----------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Notes, 6.80%, 11/01/05              100,000       111,217
-----------------------------------------------------------------------
John Hancock Global Funding II
  Medium Term Notes, 6.50%, 03/01/11
  (Acquired 07/24/02; Cost $295,243)(a)           280,000       300,947
-----------------------------------------------------------------------
  Notes, 5.00%, 07/27/07 (Acquired 06/12/02;
  Cost $99,945)(a)                                100,000       104,254
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc.-Series E,
  Medium Term Disc. Notes, 9.94%, 02/10/28(d)   2,200,000       311,278
-----------------------------------------------------------------------
Lehman Brothers Inc., Sr. Sub. Deb., 11.63%,
  05/15/05                                        150,000       180,577
-----------------------------------------------------------------------
Morgan Stanley, Unsec. Notes, 6.30%, 01/15/06     300,000       320,244
-----------------------------------------------------------------------
Washington Mutual Financial, Sr. Unsec.
  Notes, 8.25%, 06/15/05                          325,000       367,699
-----------------------------------------------------------------------
Wells Fargo Financial, Inc., Notes, 6.13%,
  02/15/06                                        400,000       436,680
=======================================================================
                                                              3,490,858
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

Electric Utilities-7.57%

AES Corp. (The), Sr. Unsec. Unsub. Notes,
  8.75%, 12/15/02                              $1,000,000   $   895,000
-----------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                        560,000       184,800
-----------------------------------------------------------------------
CenterPoint Energy, Inc., Conv. ZENS, 2.00%,
  09/15/29                                         17,000       369,920
-----------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08           400,000       414,396
-----------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                                 695,000       517,775
-----------------------------------------------------------------------
Cogentrix Energy, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 8.75%, 10/15/08                     550,000       165,000
-----------------------------------------------------------------------
Duke Energy Corp., Bonds, 6.45%, 10/15/32         200,000       186,652
-----------------------------------------------------------------------
Hydro-Quebec (Canada), Gtd. Yankee Bonds,
  9.40%, 02/01/21(e)                              385,000       536,070
-----------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes,
  13.50%, 07/15/08                                365,000        93,075
-----------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series H, Sr.
  Unsec. Disc. Notes, 8.50%, 07/01/10(f)        1,150,000     1,223,773
-----------------------------------------------------------------------
Public Service Company of New Mexico-Series
  A, Sr. Unsec. Notes, 7.10%, 08/01/05            300,000       321,558
-----------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Unsec. Notes,
  6.25%, 01/15/09                               2,000,000     1,967,120
=======================================================================
                                                              6,875,139
=======================================================================

Electrical Components & Equipment-1.13%

ASM Lithography Holding N.V. (Netherlands),
  Conv. Yankee Bonds, 4.25%, 11/30/04
  (Acquired 04/05/00; Cost $1,507,813)(a)       1,250,000     1,029,750
=======================================================================

Electronic Equipment & Instruments-0.14%

Solectron Corp., Sr. Unsec. Notes, 9.63%,
  02/15/09                                        140,000       126,700
=======================================================================

Forest Products-0.12%

Louisiana-Pacific Corp., Sr. Unsec. Notes,
  8.50%, 08/15/05                                 110,000       111,650
=======================================================================

Gas Utilities-0.47%

El Paso Corp., Sr. Medium Term Notes, 8.05%,
  10/15/30                                        200,000       118,750
-----------------------------------------------------------------------
TransCanada Pipelines Ltd. (Canada), Unsec.
  Yankee Deb., 8.63%, 05/15/12                    250,000       305,098
=======================================================================
                                                                423,848
=======================================================================

Health Care Equipment-0.09%

Radiologix, Inc.-Series B, Sr. Unsec. Gtd.
  Notes, 10.50%, 12/15/08                          85,000        84,575
=======================================================================

Health Care Facilities-0.63%

Hanger Orthopedic Group, Inc., Sr. Unsec.
  Gtd. Notes, 10.38%, 02/15/09                    400,000       428,000
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
Health Care Facilities-(Continued)

Select Medical Corp., Sr. Unsec. Sub. Notes,
  9.50%, 06/15/09                              $  140,000   $   140,700
=======================================================================
                                                                568,700
=======================================================================

Homebuilding-0.91%

Beazer Homes USA, Inc., Sr. Unsec. Gtd.
  Notes, 8.38%, 04/15/12                          115,000       117,875
-----------------------------------------------------------------------
K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                    400,000       422,000
-----------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 9.13%, 05/01/12                          350,000       288,750
=======================================================================
                                                                828,625
=======================================================================

Hotels, Resorts & Cruise Lines-0.29%

John Q. Hammons Hotels, Inc., Sr. 1st
  Mortgage Notes, 8.88%, 05/15/12                 120,000       116,400
-----------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr.
  Unsec. Gtd. Sub. Yankee Notes, 8.88%,
  08/15/11                                        150,000       148,500
=======================================================================
                                                                264,900
=======================================================================

Industrial Machinery-0.35%

NMHG Holding Co., Unsec. Gtd. Notes, 10.00%,
  05/15/09                                         60,000        57,600
-----------------------------------------------------------------------
Pall Corp., Notes, 6.00%, 08/01/12 (Acquired
  08/01/02; Cost $249,873)(a)                     250,000       258,825
=======================================================================
                                                                316,425
=======================================================================

Integrated Oil & Gas-3.42%

BP Canada Finance Co. (Canada), Yankee Bonds,
  3.38%, 10/31/07                                 750,000       754,523
-----------------------------------------------------------------------
El Paso Energy Partners, L.P.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.50%, 06/01/11         200,000       180,500
-----------------------------------------------------------------------
Husky Oil Ltd. (Canada), Sr. Unsec. Yankee
  Bonds, 8.90%, 08/15/28                          625,000       688,619
-----------------------------------------------------------------------
Occidental Petroleum Corp.
  Sr. Putable Deb., 9.25%, 08/01/04               950,000     1,213,549
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 6.50%, 04/01/05               250,000       269,765
=======================================================================
                                                              3,106,956
=======================================================================

Integrated Telecommunication Services-0.99%

GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                    140,000       149,793
-----------------------------------------------------------------------
NTELOS Inc., Sr. Unsec. Notes, 13.00%,
  08/15/10                                        250,000        50,000
-----------------------------------------------------------------------
Sprint Capital Corp.
  Sr. Unsec. Gtd. Notes, 6.00%, 01/15/07          255,000       206,869
-----------------------------------------------------------------------
  Sr. Unsec. Unsub. Gtd. Notes, 6.13%,
    11/15/08                                      440,000       344,300
-----------------------------------------------------------------------
  Unsec. Gtd. Notes, 8.75%, 03/15/32              200,000       150,750
=======================================================================
                                                                901,712
=======================================================================

Life & Health Insurance-0.19%

American General Corp., Unsec. Notes, 7.50%,
  08/11/10                                        150,000       171,480
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

Multi-Line Insurance-0.33%

AIG SunAmerica Global Financing IX, Bonds,
  6.90%, 03/15/32 (Acquired 07/31/02; Cost
  $287,306)(a)                                 $  275,000   $   299,417
=======================================================================

Oil & Gas Drilling-0.82%

Northern Natural Gas, Notes, 5.38%, 10/31/12
  (Acquired 10/09/02; Cost $164,767)(a)           165,000       160,769
-----------------------------------------------------------------------
Transocean Inc., Unsec. Notes, 6.95%,
  04/15/08                                        525,000       585,858
=======================================================================
                                                                746,627
=======================================================================

Oil & Gas Equipment & Services-0.57%

Smith International, Inc., Notes, 6.75%,
  02/15/11                                        500,000       518,790
=======================================================================

Oil & Gas Exploration & Production-9.08%

Amerada Hess Corp., Unsec. Notes, 5.30%,
  08/15/04                                        200,000       209,464
-----------------------------------------------------------------------
Anadarko Petroleum Corp., Unsec. Putable
  Deb., 7.73%, 09/15/26                         1,000,000     1,144,410
-----------------------------------------------------------------------
Canadian Oil Sands Ltd. (Canada), Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired 07/31/02;
  Cost $228,582)(a)                               225,000       232,391
-----------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                          240,000       246,000
-----------------------------------------------------------------------
Colorado Interstate Gas Co., Sr. Unsec. Deb.,
  10.00%, 06/15/05                                350,000       315,438
-----------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Deb., 7.95%,
  04/15/32                                        400,000       462,232
-----------------------------------------------------------------------
Devon Financing Corp. ULC, Unsec. Gtd. Unsub.
  Deb., 7.88%, 09/30/31                           300,000       347,802
-----------------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec. Notes, 11.75%,
  11/15/09                                        390,000       391,950
-----------------------------------------------------------------------
Kerr-McGee Corp., Jr. Conv. Sub. Unsec. Deb.,
  5.25%, 02/15/10                               1,000,000     1,081,250
-----------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                          550,000       592,312
-----------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11                        1,500,000     1,575,000
-----------------------------------------------------------------------
Noble Energy, Inc., Sr. Unsec. Deb., 7.25%,
  08/01/97                                      1,760,000     1,582,662
-----------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Sub. Notes,
  9.38%, 05/01/12                                  70,000        64,750
=======================================================================
                                                              8,245,661
=======================================================================

Oil & Gas Refining, Marketing &
  Transportation-1.34%

Petroleos Mexicanos (Mexico)
  Sr. Unsec. Gtd. Yankee Bonds, 9.38%,
  12/02/08                                        600,000       657,750
-----------------------------------------------------------------------
  Series P, Unsec. Putable Unsub. Yankee
  Bonds, 9.50%, 03/15/06                          500,000       559,390
=======================================================================
                                                              1,217,140
=======================================================================

Packaged Foods & Meats-0.30%

Dole Foods Co., Inc., Sr. Unsec. Notes,
  7.25%, 05/01/09                                 300,000       273,750
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

Paper Products-0.30%

Appleton Papers Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 12.50%, 12/15/08            $  260,000   $   271,700
=======================================================================

Pharmaceuticals-1.49%

aaiPharma Inc., Sr. Unsec. Gtd. Sub. Notes,
  11.00%, 04/01/10                                250,000       238,750
-----------------------------------------------------------------------
Biovail Corp. (Canada), Sr. Sub. Yankee
  Notes, 7.88%, 04/01/10                          200,000       204,000
-----------------------------------------------------------------------
Johnson & Johnson, Unsec. Deb., 8.72%,
  11/01/24                                        400,000       446,852
-----------------------------------------------------------------------
Roche Holding A.G., Conv. Putable LYONS,
  0.32%, 01/19/04 (Acquired 03/10/00; Cost
  $624,813)(a)(d)                                 650,000       464,750
=======================================================================
                                                              1,354,352
=======================================================================

Publishing-3.47%

News America Holdings,
  Putable Notes, 8.45%, 08/01/06                1,200,000     1,300,428
-----------------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13                1,450,000     1,648,041
-----------------------------------------------------------------------
News America Inc., Sr. Putable Deb., 6.75%,
  01/09/10                                        200,000       198,382
=======================================================================
                                                              3,146,851
=======================================================================

Railroads-0.66%

CSX Corp., Sr. Unsec. Putable Deb., 7.25%,
  05/01/05                                        250,000       274,275
-----------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10               325,000       326,625
=======================================================================
                                                                600,900
=======================================================================

Real Estate Investment Trusts-1.77%

EOP Operating L.P., Sr. Unsec. Notes, 6.50%,
  01/15/04                                        150,000       155,849
-----------------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec. Notes,
  7.50%, 08/15/07                                 500,000       523,190
-----------------------------------------------------------------------
Host Marriott L.P.
  Series E, Sr. Sec. Gtd. Notes, 8.38%,
  02/15/06                                        270,000       263,250
-----------------------------------------------------------------------
  Series I, Unsec. Gtd. Notes, 9.50%,
    01/15/07                                      450,000       450,000
-----------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                                 210,000       211,050
=======================================================================
                                                              1,603,339
=======================================================================

Semiconductors-0.11%

ON Semiconductor Corp., Sr. Sec. Gtd. Notes,
  12.00%, 05/15/08 (Acquired 05/01/02; Cost
  $116,282)(a)                                    120,000        73,800
-----------------------------------------------------------------------
TranSwitch Corp., Conv. Unsec. Unsub. Notes,
  4.50%, 09/12/05 (Acquired 09/06/00; Cost
  $37,000)(a)                                      37,000        21,506
=======================================================================
                                                                 95,306
=======================================================================

Sovereign Debt-1.16%

Export Development Canada (Canada), Yankee
  Bonds, 4.00%, 08/01/07                          185,000       191,714
-----------------------------------------------------------------------
Region of Lombardy (Italy), Unsec. Yankee
  Notes, 5.80%, 10/25/32                          370,000       375,758
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
Sovereign Debt-(Continued)

United Mexican States-Series A (Mexico),
  Yankee Medium Term Notes, 9.88%, 02/01/10    $  420,000   $   487,200
=======================================================================
                                                              1,054,672
=======================================================================

Specialty Chemicals-0.04%

OM Group, Inc., Sr. Unsec. Gtd. Sub. Notes,
  9.25%, 12/15/11                                 100,000        39,500
=======================================================================

Specialty Stores-0.42%

CSK Auto, Inc., Sr. Unsec. Gtd. Notes,
  12.00%, 06/15/06                                360,000       379,800
=======================================================================

Telecommunications Equipment-1.40%

Comverse Technology, Inc., Sr. Unsec. Conv.
  Sub. Notes, 1.50%, 12/01/05 (Acquired
  12/05/00; Cost $1,537,500)(a)                 1,500,000     1,228,125
-----------------------------------------------------------------------
Kestrel Solutions, Conv. Sub. Notes, 5.50%,
  07/15/05 (Acquired 07/20/00; Cost
  $750,000)(a)(b)(c)                              750,000        39,750
=======================================================================
                                                              1,267,875
=======================================================================

Trucking-0.47%

North American Van Lines, Sr. Unsec. Gtd.
  Sub. Notes, 13.38%, 12/01/09                    435,000       428,475
=======================================================================

Wireless Telecommunication Services-1.68%

iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%,
  07/15/10(f)                                     350,000        19,250
-----------------------------------------------------------------------
IWO Holdings, Inc., Sr. Unsec. Gtd. Notes,
  14.00%, 01/15/11                                400,000        82,000
-----------------------------------------------------------------------
Nextel Communications, Inc.
  Sr. Conv. Notes, 5.25%, 01/15/10 (Acquired
  02/15/00; Cost $1,055,000)(a)                 1,000,000       695,000
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 9.50%, 02/01/11               600,000       513,000
-----------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Notes,
  10.25%, 02/01/09                                440,000       213,400
=======================================================================
                                                              1,522,650
=======================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $67,294,111)                               59,493,260
=======================================================================

                                               PRINCIPAL
                                               AMOUNT(g)
NON-U.S. DOLLAR DENOMINATED NON-CONVERTIBLE
  BONDS & NOTES-5.64%

Germany-4.31%

Bundesrepublik Deutschland (Sovereign Debt)-
  Series 2002, Bonds, 5.00%, 07/04/12     EUR   2,800,000     2,880,233
-----------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau (Banks), Sr.
  Unsec. Unsub. Notes, 5.25%, 07/04/12    EUR   1,000,000     1,034,915
=======================================================================
                                                              3,915,148
=======================================================================

United Kingdom-1.33%

ONO Finance PLC (Broadcasting & Cable TV),
  Sr. Unsec. Gtd. Euro Notes, 13.00%,
  05/01/09  EUR                                   300,000        56,463
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                               AMOUNT(G)       VALUE
-----------------------------------------------------------------------
United Kingdom-(Continued)

United Kingdom (Treasury of) (Sovereign
  Debt), Bonds, 7.25%, 12/07/07           EUR     650,000   $ 1,151,689
=======================================================================
                                                              1,208,152
=======================================================================
    Total Non-U.S. Dollar Denominated Non-
      Convertible Bonds & Notes (Cost
      $5,139,787)                                             5,123,300
=======================================================================

                                                 SHARES
COMMON STOCKS & OTHER EQUITY INTERESTS-1.74%

Fertilizers & Agricultural Chemicals-0.08%

Monsanto Co.                                        4,334        71,641
=======================================================================

Home Furnishings-0.00%

O'Sullivan Industries, Inc.
  Series B-Pfd. Wts., expiring 11/15/09
  (Acquired 06/13/00; Cost $0)(a)(h)                  960            10
-----------------------------------------------------------------------
  Wts., expiring 11/15/09 (Acquired 06/13/00;
    Cost $0)(a)(h)                                    960            10
=======================================================================
                                                                     20
=======================================================================

Multi-Utilities & Unregulated Power-0.46%

Mirant Trust I-Series A, $3.13 Conv. Pfd.          28,300       414,595
=======================================================================

Pharmaceuticals-1.20%

Pharmacia Corp.                                    25,407     1,092,501
=======================================================================

Railroads-0.00%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(a)(h)                  325         3,981
=======================================================================

Wireless Telecommunication Services-0.00%

IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(a)(h)                  400           100
-----------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(a)(h)                            425             4
=======================================================================
                                                                    104
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,836,465)                             1,582,842
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-8.90%

Federal Home Loan Mortgage Corp.
  (FHLMC)-3.29%

Pass Through Ctfs.,
  6.00%, 05/01/17 to 06/01/17                  $  914,375   $   952,842
-----------------------------------------------------------------------
  6.50%, 04/01/16 to 01/01/31                   1,919,605     2,003,108
-----------------------------------------------------------------------
Pass Through Ctfs.,
  7.00%, 07/01/29                                  32,357        33,815
=======================================================================
                                                              2,989,765
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

Federal National Mortgage Association
  (FNMA)-5.61%

Pass Through Ctfs.,
  6.50%, 10/01/16 to 11/01/16                  $   83,903   $    88,126
-----------------------------------------------------------------------
Pass Through Ctfs.,
  6.50%, 03/01/29 to 11/01/31                   1,399,344     1,451,988
-----------------------------------------------------------------------
  7.00%, 09/01/31 to 12/01/31                   1,216,663     1,271,453
-----------------------------------------------------------------------
  7.50%, 08/01/29 to 04/01/31                     990,361     1,048,266
-----------------------------------------------------------------------
Pass Through Ctfs.,
  8.00%, 06/01/31                                 643,018       687,814
-----------------------------------------------------------------------
Pass Through Ctfs.,
  8.50%, 02/01/28                                 450,590       488,265
-----------------------------------------------------------------------
Unsec. Notes,
  6.00%, 05/15/11                                  54,000        60,247
=======================================================================
                                                              5,096,159
=======================================================================
    Total U.S. Government Agency Securities
      (Cost $7,882,758)                                       8,085,924
=======================================================================

U.S. TREASURY SECURITIES-8.94%

U.S. Treasury Bonds-1.76%

  7.25%, 05/15/16                                 900,000     1,137,366
-----------------------------------------------------------------------
  6.25%, 08/15/23                                 400,000       459,684
=======================================================================
                                                              1,597,050
=======================================================================

U.S. Treasury Notes--7.18%

  4.75%, 11/15/08                               6,000,000     6,519,780
=======================================================================
    Total U.S. Treasury Securities (Cost
      $8,090,214)                                             8,116,830
=======================================================================

ASSET-BACKED SECURITIES-2.42%

Airlines-0.98%

Continental Airlines, Inc.,
  Series 974A, Pass Through Ctfs., 6.90%,
  01/02/18                                        435,430       345,831
-----------------------------------------------------------------------
  Series 2000-1, Class A-1, Sr. Sec. Pass
  Through Ctfs., 8.05%, 11/01/20                  283,293       216,011
-----------------------------------------------------------------------
  Series 2000-2, Class A-1, Sr. Sec. Pass
  Through Ctfs., 7.71%, 04/02/21                  437,459       329,188
=======================================================================
                                                                891,030
=======================================================================

Diversified Financial Services-1.00%

Citicorp Lease
  Class A1, Series 1999-1, Pass Through
  Ctfs., 7.22%, 06/15/05 (Acquired 05/08/02;
  Cost $329,488)(a)                               312,504       340,082
-----------------------------------------------------------------------
  Class A2, Series 1999-1, Pass Through
  Ctfs., 8.04%, 12/15/19 (Acquired 06/01/00;
  Cost $493,835)(a)                               500,000       563,835
=======================================================================
                                                                903,917
=======================================================================

Electric Utilities-0.44%

Beaver Valley II Funding Corp., SLOBS, 9.00%,
  06/01/17                                        400,000       403,668
=======================================================================
    Total Asset-Backed Securities (Cost
      $2,324,175)                                             2,198,615
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
MONEY MARKET FUNDS-3.75%

STIC Liquid Assets Portfolio(i)                 1,703,510   $ 1,703,510
-----------------------------------------------------------------------
STIC Prime Portfolio(i)                         1,703,510     1,703,510
=======================================================================
    Total Money Market Funds (Cost
      $3,407,020)                                             3,407,020
=======================================================================
TOTAL INVESTMENTS-96.89% (Cost $96,974,530)                  88,007,791
=======================================================================
OTHER ASSETS LESS LIABILITIES-3.11%                           2,823,159
=======================================================================
NET ASSETS-100.00%                                          $90,830,950
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR     - Euro
Gtd.    - Guaranteed
Jr.     - Junior
LYONS   - Liquid Yield Option Notes
Pfd.    - Preferred
RAPS    - Redeemable & Putable Securities
REIT    - Real Estate Investment Trust
Sec.    - Secured
SLOBS   - Secured Lease Obligation Securities
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants
ZENS    - Zero Exchange Sub. Notes

Notes to Schedule of Investments:

(a) Securities not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the securities may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate market value of these securities at 10/31/02 was $6,491,566, which represented 7.15% of the Fund's net assets. The Fund has no rights to demand registration of these securities. 2.57% of the aggregate market value of these securities is considered to be liquid under procedures established by the Board of Trustees.
(b) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e) Secured by bond insurance provided by Ambac Assurance Corp.
(f) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g) Foreign denominated security. Par value is denominated in currency indicated.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                                       FS-67

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost $96,974,530)  $88,007,791
------------------------------------------------------------
Receivables for:
  Investments sold                                 1,826,992
------------------------------------------------------------
  Fund shares sold                                     9,996
------------------------------------------------------------
  Dividends and interest                           1,569,185
------------------------------------------------------------
Investment for deferred compensation plan              2,593
------------------------------------------------------------
Other assets                                          22,059
============================================================
     Total assets                                 91,438,616
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                             450,729
------------------------------------------------------------
  Deferred compensation plan                           2,593
------------------------------------------------------------
Accrued distribution fees                             74,142
------------------------------------------------------------
Accrued trustees' fees                                   907
------------------------------------------------------------
Accrued transfer agent fees                           25,552
------------------------------------------------------------
Accrued operating expenses                            53,743
============================================================
     Total liabilities                               607,666
============================================================
Net assets applicable to shares outstanding      $90,830,950
____________________________________________________________
============================================================


NET ASSETS:

Class A                                          $67,474,736
____________________________________________________________
============================================================
Class B                                          $21,109,630
____________________________________________________________
============================================================
Class C                                          $ 2,246,584
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            9,091,648
____________________________________________________________
============================================================
Class B                                            2,836,051
____________________________________________________________
============================================================
Class C                                              302,140
____________________________________________________________
============================================================
Class A:
  Net asset value per share                      $      7.42
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $7.42 divided by
       95.25%)                                   $      7.79
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share   $      7.44
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share   $      7.44
____________________________________________________________
============================================================


Statement of Operations
For the year ended October 31, 2002

INVESTMENT INCOME:

Interest                                         $  8,302,878
-------------------------------------------------------------
Dividends                                             140,032
-------------------------------------------------------------
Dividends from affiliated money market funds           20,636
=============================================================
    Total investment income                         8,463,546
=============================================================

EXPENSES:

Advisory fees                                         747,890
-------------------------------------------------------------
Administrative services fees                           50,000
-------------------------------------------------------------
Custodian fees                                         13,564
-------------------------------------------------------------
Distribution fees -- Class A                          246,894
-------------------------------------------------------------
Distribution fees -- Class B                          301,840
-------------------------------------------------------------
Distribution fees -- Class C                           24,320
-------------------------------------------------------------
Transfer agent fees                                   332,320
-------------------------------------------------------------
Trustees' fees                                          9,953
-------------------------------------------------------------
Other                                                 173,168
=============================================================
    Total expenses                                  1,899,949
=============================================================
Less: Fees waived                                    (600,489)
-------------------------------------------------------------
    Expenses paid indirectly                           (1,925)
=============================================================
    Net expenses                                    1,297,535
=============================================================
Net investment income                               7,166,011
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  FOREIGN CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (10,473,236)
-------------------------------------------------------------
  Foreign currencies                                  (18,307)
-------------------------------------------------------------
  Foreign currency contracts                          (46,401)
=============================================================
                                                  (10,537,944)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (4,125,616)
-------------------------------------------------------------
  Foreign currencies                                    1,621
-------------------------------------------------------------
  Foreign currency contracts                          (15,178)
=============================================================
                                                   (4,139,173)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and foreign currency
  contracts                                       (14,677,117)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                $ (7,511,106)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.
                                       FS-68

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                  2002             2001
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   7,166,011    $   9,122,003
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts           (10,537,944)      (7,077,279)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and foreign
    currency contracts                                           (4,139,173)         107,182
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (7,511,106)       2,151,906
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (4,831,416)      (4,180,316)
--------------------------------------------------------------------------------------------
  Class B                                                        (1,935,024)      (4,789,082)
--------------------------------------------------------------------------------------------
  Class C                                                          (149,195)         (94,741)
--------------------------------------------------------------------------------------------
Return of Capital:
  Class A                                                          (723,193)         (65,346)
--------------------------------------------------------------------------------------------
  Class B                                                          (272,948)         (81,727)
--------------------------------------------------------------------------------------------
  Class C                                                           (25,019)          (1,579)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        15,596,092       16,986,137
--------------------------------------------------------------------------------------------
  Class B                                                       (22,216,782)     (25,288,755)
--------------------------------------------------------------------------------------------
  Class C                                                           522,395        1,712,350
============================================================================================
    Net increase (decrease) in net assets                       (21,546,196)     (13,651,153)
============================================================================================

NET ASSETS:

  Beginning of year                                             112,377,146      126,028,299
============================================================================================
  End of year                                                 $  90,830,950    $ 112,377,146
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 230,984,335    $ 238,103,790
--------------------------------------------------------------------------------------------
  Undistributed net investment income                              (283,734)         (20,429)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and foreign currency
    contracts                                                  (130,904,332)    (120,728,575)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and foreign currency
    contracts                                                    (8,965,319)      (4,977,640)
============================================================================================
                                                              $  90,830,950    $ 112,377,146
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.
                                       FS-69

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Strategic Income Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is high current income, and its secondary investment objective is growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--CHANGE IN ACCOUNTING PRINCIPLE

As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and began recording paydown gains and losses on mortgage and asset-backed securities as adjustments to interest income. Prior to November 1, 2001, the Fund did not amortize premiums on debt securities and recorded paydown gains and losses on mortgage and asset-backed securities as realized gains and losses. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $151,494 reduction in the cost of securities and a corresponding $151,494 increase in net unrealized gains and losses, based on securities held by the Fund on November 1, 2001.

  The effect of this change in the current period was to decrease net investment income by $186,664, to increase net unrealized appreciation (depreciation) by $145,517 and to increase net realized gains and losses by $41,147. As a result the net investment income per share decreased by $0.01, the net realized and unrealized gains and losses per share increased by $0.01, and the ratio of net investment income to average net assets decreased by 0.18%.

NOTE 3--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. INVESCO (NY), Inc. is the Fund's subadvisor. The Fund pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $1 billion of the Fund's average daily net assets, plus 0.675% on the next $1 billion of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $2.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A shares to 1.50%. In addition, AIM has voluntarily agreed to limit total annual operating expenses, subject to the exclusions previously listed, for Class A to 1.05% and this limitation may be terminated or modified at any time. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $600,489.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $210,352 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended

October 31, 2002, the Class A, Class B and Class C shares paid $246,894, $301,840 and $24,320, respectively.

  AIM Distributors retained commissions of $17,230 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $22,686, $757 and $4,472 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $2,827 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.
NOTE 4--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,573 and reductions in custodian fees of $352 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1,925.


NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.


NOTE 6--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  During the year ended October 31, 2002, there were no securities on loan.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                          2002          2001
---------------------------------------------------------------
Distributions paid from:
  Ordinary income                      $6,915,635    $9,064,139
---------------------------------------------------------------
  Return of capital                     1,021,160       148,652
===============================================================
                                       $7,936,795    $9,212,791
_______________________________________________________________
===============================================================


Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments              $  (9,245,462)
----------------------------------------------------------
Temporary book/tax differences                      (3,591)
----------------------------------------------------------
Capital loss carryforward                     (130,904,332)
----------------------------------------------------------
Shares of beneficial interest                  230,984,335
==========================================================
                                             $  90,830,950
__________________________________________________________
==========================================================


  The difference between book-basis and tax basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the treatment of bond premium amortization and the treatment of defaulted bonds. Amount includes appreciation on foreign currencies of $1,419.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                             CAPITAL LOSS
EXPIRATION                                   CARRYFORWARD
---------------------------------------------------------
October 31, 2003                             $ 65,749,433
---------------------------------------------------------
October 31, 2006                                6,435,251
---------------------------------------------------------
October 31, 2007                               15,371,600
---------------------------------------------------------
October 31, 2008                               26,076,211
---------------------------------------------------------
October 31, 2009                                7,031,872
---------------------------------------------------------
October 31, 2010                               10,239,965
=========================================================
                                             $130,904,332
_________________________________________________________
=========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $79,704,327 and $89,555,784, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                          $  2,827,456
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (12,074,337)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                          $ (9,246,881)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $97,254,672.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, net operating loss reclassifications, bond premium amortization, and other items, on October 31, 2002, undistributed net investment income was increased by $658,973, undistributed net realized gains increased by $362,187 and shares of beneficial interest decreased by $1,021,160. This reclassification has no affect on the net assets of the Fund.


NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      5,001,503*   $ 41,194,962*    4,333,296    $ 38,745,589
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,655,813      13,336,970     1,325,776      12,001,880
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        346,563       2,765,379       329,487       2,937,367
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        452,544       3,624,472       334,882       2,995,798
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        168,966       1,373,554       319,936       2,878,924
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         14,404         116,302         8,539          75,695
======================================================================================================================
Reacquired:
  Class A                                                     (3,625,489)    (29,223,342)   (2,735,274)    (24,755,250)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (4,488,382)*   (36,927,306)*  (4,495,292)    (40,169,559)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (300,290)     (2,359,286)     (149,291)     (1,300,712)
======================================================================================================================
                                                                (774,368)   $ (6,098,295)     (727,941)   $ (6,590,268)
______________________________________________________________________________________________________________________
======================================================================================================================

* Includes automatic conversion of 1,951,299 shares of Class B shares in the amount of $16,080,092 to 1,961,322 shares of Class A shares in the amount of $16,080,092.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A
                                                           --------------------------------------------------------------------

                                                                                  YEAR ENDED OCTOBER 31,
                                                           --------------------------------------------------------------------
                                                            2002           2001           2000           1999          1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  8.63        $  9.17        $ 10.13        $ 10.80      $  12.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.58(a)(b)     0.72           0.77(b)        0.68          0.91(b)(c)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              (1.15)         (0.53)         (0.99)         (0.66)        (1.27)
===============================================================================================================================
    Total from investment operations                         (0.57)          0.19          (0.22)          0.02         (0.36)
===============================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.56)         (0.72)         (0.52)         (0.65)        (0.65)
-------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                         (0.08)         (0.01)         (0.22)         (0.04)        (0.19)
===============================================================================================================================
    Total distributions                                      (0.64)         (0.73)         (0.74)         (0.69)        (0.84)
===============================================================================================================================
Net asset value, end of period                             $  7.42        $  8.63        $  9.17        $ 10.13      $  10.80
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(d)                                              (6.93)%         2.05%         (2.35)%         0.06%        (3.41)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $67,475        $62,708        $48,865        $68,675      $102,280
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                            1.05%(e)       1.05%          1.21%          1.41%         1.56%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                         1.63%(e)       1.57%          1.57%          1.41%         1.56%
===============================================================================================================================
Ratio of net investment income to average net assets          7.15%(a)(e)    7.94%          7.84%          6.44%         7.73%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                         80%            89%           309%           235%          306%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.59 and the ratio of net investment income to average net assets would have been 7.33%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.11 per share.
(d) Includes adjustments in accordance with generally accepted accounting principles and does not include sales charges.
(e)  Ratios are based on average daily net assets of $70,541,187.


                                                                                          CLASS B
                                                           ---------------------------------------------------------------------

                                                                                  YEAR ENDED OCTOBER 31,
                                                           ---------------------------------------------------------------------
                                                            2002           2001           2000            1999          1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  8.65        $  9.18        $ 10.15        $  10.81      $  12.01
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.53(a)(b)     0.65           0.71(b)         0.62          0.84(b)(c)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              (1.16)         (0.51)         (1.01)          (0.66)        (1.28)
================================================================================================================================
    Total from investment operations                         (0.63)          0.14          (0.30)          (0.04)        (0.44)
================================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.50)         (0.66)         (0.45)          (0.58)        (0.57)
--------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                         (0.08)         (0.01)         (0.22)          (0.04)        (0.19)
================================================================================================================================
    Total distributions                                      (0.58)         (0.67)         (0.67)          (0.62)        (0.76)
================================================================================================================================
Net asset value, end of period                             $  7.44        $  8.65        $  9.18        $  10.15      $  10.81
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(d)                                              (7.54)%         1.47%         (3.11)%         (0.52)%       (4.04)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $21,110        $47,582        $76,680        $118,904      $188,660
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                            1.70%(e)       1.70%          1.86%           2.07%         2.21%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                         2.28%(e)       2.22%          2.22%           2.07%         2.21%
================================================================================================================================
Ratio of net investment income to average net assets          6.50%(a)(e)    7.29%          7.18%           5.78%         7.08%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                         80%            89%           309%            235%          306%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.54 and the ratio of net investment income to average net assets would have been 6.68%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.11 per share.
(d) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(e)  Ratios are based on average daily net assets of $30,183,980.

                                                                                        CLASS C
                                                                -------------------------------------------------------
                                                                                                          MARCH 1, 1999
                                                                                                           (DATE SALES
                                                                      YEAR ENDED OCTOBER 31,              COMMENCED) TO
                                                                ----------------------------------         OCTOBER 31,
                                                                 2002          2001          2000             1999
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 8.64        $ 9.17        $10.14           $10.67
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.53(a)(b)    0.65          0.70(b)          0.33
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.15)        (0.51)        (1.00)           (0.47)
=======================================================================================================================
    Total from investment operations                             (0.62)         0.14         (0.30)           (0.14)
=======================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.50)        (0.66)        (0.45)           (0.36)
-----------------------------------------------------------------------------------------------------------------------
  Returns of capital                                             (0.08)        (0.01)        (0.22)           (0.03)
=======================================================================================================================
    Total distributions                                          (0.58)        (0.67)        (0.67)           (0.39)
=======================================================================================================================
Net asset value, end of period                                  $ 7.44        $ 8.64        $ 9.17           $10.14
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(c)                                                  (7.43)%        1.47%        (3.12)%          (1.35)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,247        $2,087        $  484           $  251
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.70%(d)      1.70%         1.86%            2.07%(e)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.28%(d)      2.22%         2.22%            2.07%(e)
=======================================================================================================================
Ratio of net investment income to average net assets              6.50%(a)(d)   7.29%         7.18%            5.78%(e)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                             80%           89%          309%             235%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.54 and the ratio of net investment income to average net assets would have been 6.68%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with generally accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $2,432,027.
(e)  Annualized.

                                                                     APPENDIX II

                        SEMIANNUAL REPORT / JUNE 30, 2002

                             AIM NEW TECHNOLOGY FUND

                                 [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

================================================================================

                                 [COVER IMAGE]

                  LOUIS PASTEUR, FRENCH CHEMIST AND BIOLOGIST,

                 IN HIS LABORATORY BY ALBERT GUSTAF A. EDELFELT

THE FRENCH CHEMIST LOUIS PASTEUR DEVOTED HIS LIFE TO SOLVING PRACTICAL PROBLEMS

  THROUGH DISCOVERIES THAT REVOLUTIONIZED CHEMISTRY, INDUSTRY, AGRICULTURE AND

 MEDICINE. HIS DISCOVERIES GREATLY IMPROVED THE HUMAN CONDITION AND CREATED NEW

 TECHNOLOGIES FROM WHICH THE WORLD COULD PROFIT. MANAGERS OF AIM NEW TECHNOLOGY

  FUND SEEK TO INVEST IN COMPANIES THAT CONTINUE TO EMBODY PASTEUR'S SPIRIT OF

                            INNOVATION AND DISCOVERY.

================================================================================

AIM New Technology Fund seeks long-term growth of capital by investing primarily in stocks of technology and science companies.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o The fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

o Had the advisor not absorbed fund expenses, total returns would have been lower.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses.

o The fund's average annual total returns (including sales charges) for periods ended 6/30/02 are as follows: Class A shares, inception (8/31/00), -53.46%, one year, -45.96%. Class B shares, inception (8/31/00), -53.45%, one year -46.22%. Class C shares, inception (8/31/00), -52.30%, one year -43.74%.

o Past performance cannot guarantee comparable future results. Due to recent significant market volatility, results of an investment made today may differ substantially from the historical performance shown. Call your financial advisor for more current performance.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Investing in a single-sector mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

o The value of the fund's shares is particularly vulnerable to factors affecting the technology and science industries, such as substantial government regulations and the need for governmental approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology and science industries and the value of fund shares include rapid obsolescence of products and services, short product cycles and aggressive pricing. Many technology and science companies are small and at an early state of development and, therefore, may be subject to risks such as limited product lines, markets, and financial and managerial resources.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Science and Technology Fund Index represents an average of the performance of the 30 largest science and technology funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Pacific Stock Exchange Technology 100 Index (the PSE Technology 100) is a price-weighted index of 100 listed and over-the-counter technology stocks from 15 technology-related industries.

o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

  This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                    DEAR FELLOW SHAREHOLDER:

[PHOTO OF           Our nation and markets have been shaken lately by terrorism
ROBERT H.           and war, an economic downturn, and a two-year bear market
GRAHAM]             for equities. But perhaps most seriously for us as
                    investors, reports of accounting and other irregularities at a few companies have damaged confidence in corporate governance and financial reporting. Such confidence is essential to the efficient functioning of financial markets.
                    We will support legislative or regulatory changes that may be desirable to assure accurate financial disclosure and sounder business ethics.

                        It is worth noting that, despite extensive media
                    coverage of these stories, the number of firms involved is very small considering that there are about 17,000 publicly traded companies in the U.S. Financial and regulatory institutions and individual firms are already responding.

    For example, by the time you receive this, the New York Stock Exchange likely will have implemented new standards governing companies listed there. These standards increase the authority of and tighten the definition of independent directors. They raise qualification requirements for audit committee members and grant them sole authority for hiring auditors. They mandate shareholder votes on equity-based compensation such as stock options. They require chief executives to attest to the accuracy and completeness of information provided to investors. As companies and regulators focus on improving standards in this area, I am certain our markets, and investors' trust in them, will become stronger.

    It is also worth noting, as Federal Reserve Chairman Alan Greenspan did in recent Congressional testimony, that our economy is sound, with manufacturing and services expanding. Inflation is under control, and productivity and profits are rising.

    As I write this, the disconnect between the health of the economy and the bearishness of the equity markets is unusual. Major equity indexes are off from 30% to 75% from their highs. AIM's funds have not been immune. I am well aware that your investments in our funds may have declined, perhaps significantly. Since I and the vast majority of AIM employees invest in our funds, directly or through AIM's retirement plans, we understand how unpleasant this has been. All of us at AIM thank you for staying with us during this period. We are working diligently to maintain your trust and confidence.

    While we certainly believe that the worst is behind us, unfortunately we cannot assure you that you will not experience even further declines if equity markets continue to weaken. All we can be sure of is that at some point, hopefully soon, equities will recover. We continue to position our funds for that recovery.

    As always, we encourage you to see your financial advisor for a portfolio checkup and a fresh look at your investing objectives. Especially during such a tough market, it can be difficult to focus on the long term. Your financial advisor can help.

REASONS FOR LONG-TERM OPTIMISM

Despite recent scandals, we caution shareholders against becoming unduly pessimistic. I am optimistic about the long-term prospects for the U.S. and our markets. A great deal of the world's intellectual capital resides within our borders, and our political and business structure has provided unparalleled incentive for hard work and innovation. As noted investor Warren Buffett observed, anyone who has bet against America the past 250 years has lost.

    Other investments also have appealing potential. The likelihood of stable interest rates is strong, and bonds typically do well in such an environment. Internationally, European economic data point to a pickup in manufacturing and consumer confidence, and in Asia, export-led recovery is a dominant theme.

    However, no one anticipates a return to the heady days of the 1990s. Realistic expectations would serve us all well. Over the very long term, annual returns for domestic equities have averaged approximately 10%; fixed-income investments typically return less.

    As we all know, bull markets do end. So do bear markets. We are hopeful that the equity markets, which many experts consider significantly undervalued right now, will soon recover.

    The following pages contain your fund managers' discussion of factors that influenced your fund and how they managed the fund during the six months covered by this report.

    Briefly, technology stocks remained under pressure. For the six months covered by this report, Class A shares of AIM New Technology Fund produced a total return of -32.03% at net asset value while similar funds in the Lipper Science and Technology Index produced an almost identical average return of -32.67%.

    You can find timely information about your fund and the markets on our Web site, www.aimfunds.com. Our Client Services Department can be reached during regular business hours at 800-959-4246.

    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
July 29, 2002

TECH STOCKS OUT OF FAVOR AS MARKETS REMAIN VOLATILE

HOW DID AIM NEW TECHNOLOGY FUND PERFORM?

Tech stocks fared poorly during the six months ended June 30, 2002. The fund's market benchmark, the Pacific Stock Exchange Technology 100, a tech-sector index, returned -25.29% and the Lipper Science and Technology Fund Index returned -32.67%. Fund shares sustained similar losses. At net asset value, meaning excluding sales charges, the fund's Class A, Class B and Class C shares returned -32.03%, -32.55% and -32.28%, respectively, for the six-month reporting period.

WHAT WERE THE TRENDS IN THE ECONOMY AND THE STOCK MARKET?

The economy showed signs of improvement throughout the reporting period. Gross domestic product (GDP), the broadest measure of U.S. economic activity, grew at an annualized rate of 5.0% in the first quarter of 2002, and retail sales and consumer confidence generally remained strong. The government's initial estimate of GDP for the second quarter was 1.1%. The U.S. Federal Reserve (the Fed) held short-term interest rates at 40-year lows as it waited for more definitive signs of recovery; it was able to do so in part because inflation remained under control and energy prices moderated somewhat.

    But investors shrugged off generally positive economic news. The possibility of additional terrorist attacks, and geopolitical developments in the Middle East and on the Indian subcontinent, put investors on edge. Also, a series of high-profile accounting scandals and alleged corporate misdeeds seriously undermined investor confidence and caused some investors to seek safety in fixed-income or money market investments. This lack of investor confidence caused the major market indexes to decline for most of the reporting period, with large-cap stocks and growth stocks being hardest hit.

WHY WERE TECH STOCKS WEAKER THAN THE BROAD STOCK MARKET?

In addition to investor unease about the stock market generally, several factors contributed to weakness in the tech sector specifically. A flurry of earnings warnings from tech companies, brokerage downgrades of a number of high-profile tech companies, stagnant or even deteriorating corporate IT budgets, and a slower-than-expected economic recovery caused many investors to abandon the sector. Additionally, weak earnings, bankruptcy filings and allegations of fraud by a few well-known telecommunications companies cast a pall over virtually all technology-related stocks. Weak corporate profits prompted a number of companies to postpone new technology-related capital expenditures, particularly software upgrades. An exception was security software, which remained strong for most of the reporting period.

HOW DID YOU MANAGE THE FUND?

In an extraordinarily difficult environment, bottom-up research proved important in helping us select individual stocks and industries within the information technology sector. A long-term investment perspective and our continuing belief that technology will reshape how we live, communicate, work, shop, entertain ourselves, and do business helped as well. At the close of the reporting period, we were focused on four areas that accounted for approximately two-thirds of the fund's total net assets.

o Semiconductors--The semiconductor industry has often been among the first technology-related industries to benefit from economic recoveries. Semiconductors continue to be the "brains" behind more and more consumer products.

================================================================================

PERFORMANCE: S&P 500 INFORMATION TECHNOLOGY SECTOR 6/30/98-6/30/02

The chart shows the performance of the S&P 500 information technology sector for the five years ended June 30, 2002. The fund's inception on August 31, 2000 came near the beginning of a massive decline in the information technology sector, which has adversely affected the fund's performance.

                                  [LINE GRAPH]

6/98    $335.89     8/99    $597.16     10/00   $674.3      12/01   $352.7
7/98     350.48     9/99     594.47     11/00    535.41     1/02     357.53
8/98     293        10/99    605        12/00    476.64     2/02     307.34
9/98     331.83     11/99    673.12     1/01     562.02     3/02     326.35
10/98    354.04     12/99    807.44     2/01     404.58     4/02     285.9
11/98    394.69     1/00     745.4      3/01     353.1      5/02     274.82
12/98    452.51     2/00     845.94     4/01     412.85     6/02     241.37
1/99     530.69     3/00     916.71     5/01     392.18
2/99     465.45     4/00     833.68     6/01     396.69
3/99     507.55     5/00     746.2      7/01     373.09
4/99     513.17     6/00     831.85     8/01     325.98
5/99     506.62     7/00     792.1      9/01     261.85
6/99     566.61     8/00     880.71     10/01    307.35
7/99     562.7      9/00     715.78     11/01    359.73

Source: Bloomberg

================================================================================

PORTFOLIO COMPOSITION

As of 6/30/02, based on total net assets

========================================================================================================
TOP 10 HOLDINGS                                        TOP 10 INDUSTRIES
--------------------------------------------------------------------------------------------------------
 1. Integrated Circuit Systems, Inc.         3.7%      1. Semiconductors                           24.5%

 2. Microchip Technology Inc.                3.0       2. Application Software                     12.5

 3. Taiwan Semiconductor Manufacturing       2.7       3. Internet Software & Services              8.7
    Co. Ltd.-ADR (Taiwan)

 4. ESS Technology, Inc.                     2.7       4. Biotechnology                             8.2

 5. Activision, Inc.                         2.4       5. Semiconductor Equipment                   7.7

 6. Dell Computer Corp.                      2.3       6. Aerospace & Defense                       6.7

 7. Electronic Arts Inc.                     2.3       7. Electronic Equipment & Instruments        5.4

 8. eBay Inc.                                2.3       8. Computer Storage & Peripherals            2.7

 9. Symantec Corp.                           2.3       9. Computer Hardware                         2.3

10. Gilead Sciences, Inc.                    2.3      10. Internet Retail                           2.3

TOTAL NET ASSETS: $46.2 MILLION TOTAL HOLDINGS: 80

The fund's portfolio is subject to change, and there is no assurance the fund will continue to hold any particular security.
========================================================================================================

o Software--Software companies have some of the best profit margins within the IT sector. While the industry as a whole was weak during the reporting period, we concentrated on security and gaming software, which remained strong.

o Biotechnology--While the industry as a whole suffered, many of our biotechnology holdings beat earnings estimates and/or reported that their sales and earnings per share continued to grow.

o Aerospace & Defense--Our technology-related aerospace and defense stocks were among the fund's best-performing holdings. Given geopolitical developments and the government's emphasis on homeland security, we believe many of these stocks have the potential for continued appreciation.

WHAT WERE SOME OF THE FUND'S MAJOR HOLDINGS AT THE CLOSE OF THE REPORTING
PERIOD?

We'll mention two top-10 holdings that performed well for the fund, and one that did not, but still has long-term potential.

o Activision, the second-largest U.S. video game publisher, continues to grow despite the weak economy and stock market. The company develops its own games and licenses properties from Disney and Marvel (not fund holdings) for games that run on all three major console game systems. Sales of video games and console systems have been strong in 2002 and appear poised to remain so.

o Gilead Sciences is developing treatments for infectious diseases (including the flu, HIV and infections related to AIDS) and cancer. The company's broad and diverse product line has attracted the attention of investors as well as larger pharmaceutical companies. The company has marketing alliances with Pharmacia and Hoffman-LaRoche (not fund holdings).

o Dell Computer is the world's largest direct-sale computer manufacturer and the industry's low-cost producer. While Dell has not been able to escape the effects of sharply lower corporate IT spending, it has managed to turn a profit in a very difficult environment. While the stock fell in value slightly during the reporting period, it fared much better than the stock market generally or tech stocks in particular.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

In June, the Fed acknowledged that the economy was growing, albeit moderately and somewhat unevenly. The Fed cited continued improvement in the manufacturing sector, increased semiconductor orders, and continued strength in the residential real estate market. But it also found that manufacturing gains were uneven across industries, telecommunications equipment sales remained weak, and commercial real estate markets were sluggish.

    In the last several weeks of the reporting period, a lack of investor confidence overshadowed generally improving economic statistics. What corporations, investment firms and government officials do in the months ahead to bolster investor confidence will significantly influence stock market performance going forward. A recovery in the tech sector will require unambiguous signs that corporate profits are improving and that businesses are increasing their IT budgets. While we cannot predict precisely when such signs will become clear, we remain convinced that technological innovations will, on a long-term basis, continue to reshape our lives.

PORTFOLIO MANAGEMENT TEAM

Abel Garcia (Lead Manager)
David P. Barnard
Robert Lloyd

          See important fund and index disclosures inside front cover.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


                                                            MARKET
                                               SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-96.57%

AEROSPACE & DEFENSE-6.69%

Alliant Techsystems Inc.(a)                    10,050     $   641,190
---------------------------------------------------------------------
Armor Holdings, Inc.(a)                        10,000         255,000
---------------------------------------------------------------------
Engineered Support Systems, Inc.               19,700       1,030,310
---------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)           16,400         885,600
---------------------------------------------------------------------
Rockwell Collins, Inc.                         10,000         274,200
=====================================================================
                                                            3,086,300
=====================================================================

APPLICATION SOFTWARE-12.53%

Activision, Inc.(a)                            37,400       1,086,844
---------------------------------------------------------------------
Cerner Corp.(a)                                13,600         650,488
---------------------------------------------------------------------
Documentum, Inc.(a)                            18,100         217,200
---------------------------------------------------------------------
Electronic Arts Inc.(a)                        16,000       1,056,800
---------------------------------------------------------------------
FileNet Corp.(a)                               20,800         301,600
---------------------------------------------------------------------
HPL Technologies, Inc.(a)                      42,800         644,568
---------------------------------------------------------------------
Intuit Inc.(a)                                  4,900         243,628
---------------------------------------------------------------------
JDA Software Group, Inc.(a)                    19,000         536,940
---------------------------------------------------------------------
Mercury Interactive Corp.(a)                   26,700         613,032
---------------------------------------------------------------------
Secure Computing Corp.(a)                      27,300         206,115
---------------------------------------------------------------------
Take-Two Interactive Software, Inc.(a)         11,100         228,549
=====================================================================
                                                            5,785,764
=====================================================================

AUTO PARTS & EQUIPMENT-0.55%

Gentex Corp.(a)                                 9,200         252,724
=====================================================================

BIOTECHNOLOGY-8.19%

Cephalon, Inc.(a)                               4,100         185,320
---------------------------------------------------------------------
Gilead Sciences, Inc.(a)                       31,900       1,048,872
---------------------------------------------------------------------
Harvard Bioscience, Inc.(a)                    62,800         351,052
---------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                  14,000         496,300
---------------------------------------------------------------------
Medarex, Inc.(a)                               14,800         109,816
---------------------------------------------------------------------
OraSure Technologies, Inc.(a)                  23,500         152,750
---------------------------------------------------------------------
PRAECIS Pharmaceutical Inc.(a)                 72,100         250,908
---------------------------------------------------------------------
SangStat Medical Corp.(a)                      37,200         854,856
---------------------------------------------------------------------
Trimeris, Inc.(a)                               7,500         332,925
=====================================================================
                                                            3,782,799
=====================================================================

COMPUTER & ELECTRONICS RETAIL-0.79%

CDW Computer Centers, Inc.(a)                   7,800         365,118
=====================================================================

COMPUTER HARDWARE-2.34%

Dell Computer Corp.(a)                         41,400       1,082,196
=====================================================================

COMPUTER STORAGE & PERIPHERALS-2.74%

Lexmark International, Inc.(a)                  2,100         114,240
---------------------------------------------------------------------

                                                            MARKET
                                               SHARES        VALUE

COMPUTER STORAGE & PERIPHERALS-(CONTINUED)

Overland Storage, Inc.(a)                      22,200     $   365,856
---------------------------------------------------------------------
Storage Technology Corp.(a)                    22,800         364,116
---------------------------------------------------------------------
Western Digital Corp.(a)                       129,000        419,250
=====================================================================
                                                            1,263,462
=====================================================================

DATA PROCESSING SERVICES-1.37%

Concord EFS, Inc.(a)                           14,500         437,030
---------------------------------------------------------------------
Fiserv, Inc.(a)                                 5,300         194,563
=====================================================================
                                                              631,593
=====================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-5.38%

FLIR Systems, Inc.(a)                           6,000         251,820
---------------------------------------------------------------------
Itron, Inc.(a)                                 31,900         836,737
---------------------------------------------------------------------
OSI Systems, Inc.(a)                           37,000         733,710
---------------------------------------------------------------------
Photon Dynamics, Inc.(a)                       22,100         663,000
=====================================================================
                                                            2,485,267
=====================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.51%

Accredo Health, Inc.(a)                         9,900         456,786
---------------------------------------------------------------------
IMPATH Inc.(a)                                 13,400         240,530
=====================================================================
                                                              697,316
=====================================================================

HEALTH CARE EQUIPMENT-0.95%

Endocare, Inc.(a)                              33,300         439,893
=====================================================================

HEALTH CARE SUPPLIES-0.82%

ICU Medical, Inc.(a)                           12,300         380,070
=====================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.51%

Intrado Inc.(a)                                35,900         695,024
=====================================================================

INTERNET RETAIL-2.28%

eBay Inc.(a)                                   17,100       1,053,702
=====================================================================

INTERNET SOFTWARE & SERVICES-8.72%

Expedia, Inc.-Class A(a)                        8,400         498,036
---------------------------------------------------------------------
Hotels.com-Class A(a)                           5,200         219,596
---------------------------------------------------------------------
McAfee.com Corp.(a)                            39,100         572,424
---------------------------------------------------------------------
Overture Services, Inc.(a)                     34,200         854,316
---------------------------------------------------------------------
Retek Inc.(a)                                  22,900         556,470
---------------------------------------------------------------------
WebEx Communications, Inc.(a)                  38,500         612,150
---------------------------------------------------------------------
Websense, Inc.(a)                              27,800         710,846
=====================================================================
                                                            4,023,838
=====================================================================

IT CONSULTING & SERVICES-1.44%

Affiliated Computer Services, Inc.-Class A(a)  14,000         664,720
=====================================================================


                                                            MARKET
                                               SHARES        VALUE

NETWORKING EQUIPMENT-1.60%

Emulex Corp.(a)                                32,900     $   740,579
=====================================================================

PHARMACEUTICALS-0.72%

Ligand Pharmaceuticals Inc.-Class B(a)         23,000         333,500
=====================================================================

PUBLISHING-0.60%

Getty Images, Inc.(a)                          12,600         274,302
=====================================================================

SEMICONDUCTOR EQUIPMENT-7.67%

ASE Test Ltd. (Taiwan)(a)                      58,000         562,600
---------------------------------------------------------------------
Brooks-PRI Automation, Inc.(a)                 24,600         628,776
---------------------------------------------------------------------
Cymer, Inc.(a)                                  3,000         105,120
---------------------------------------------------------------------
KLA-Tencor Corp.(a)                            16,100         708,239
---------------------------------------------------------------------
Lam Research Corp.(a)                          28,100         505,238
---------------------------------------------------------------------
Novellus Systems, Inc.(a)                      18,900         642,600
---------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                      11,500         390,195
=====================================================================
                                                            3,542,768
=====================================================================

SEMICONDUCTORS-24.53%

Analog Devices, Inc.(a)                        20,300         602,910
---------------------------------------------------------------------
ChipPAC, Inc.-Class A(a)                       43,000         265,740
---------------------------------------------------------------------
Cirrus Logic, Inc.(a)                          76,100         569,989
---------------------------------------------------------------------
ESS Technology, Inc.(a)                        71,500       1,254,110
---------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)            84,000       1,695,960
---------------------------------------------------------------------
Intersil Corp.-Class A(a)                      44,900         959,962
---------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)     34,200         680,238
---------------------------------------------------------------------
Microchip Technology Inc.(a)                   50,100       1,374,243
---------------------------------------------------------------------

                                                            MARKET
                                               SHARES        VALUE

SEMICONDUCTORS-(CONTINUED)

QLogic Corp.(a)                                16,700     $   636,270
---------------------------------------------------------------------
RF Micro Devices, Inc.(a)                       7,800          59,436
---------------------------------------------------------------------
Semtech Corp.(a)                               34,300         915,810
---------------------------------------------------------------------
Silicon Laboratories Inc.(a)                   37,200       1,041,228
---------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                            97,460       1,266,980
=====================================================================
                                                           11,322,876
=====================================================================

SYSTEMS SOFTWARE-2.28%

Symantec Corp.(a)                              32,000       1,051,200
=====================================================================

TELECOMMUNICATIONS EQUIPMENT-1.36%

Polycom, Inc.(a)                               12,700         152,273
---------------------------------------------------------------------
UTStarcom, Inc.(a)                             23,600         476,012
=====================================================================
                                                              628,285
=====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $50,422,903)                         44,583,296
=====================================================================

MONEY MARKET FUNDS-3.72%

STIC Liquid Assets Portfolio(b)                858,778        858,778
---------------------------------------------------------------------
STIC Prime Portfolio(b)                        858,778        858,778
=====================================================================
    Total Money Market Funds (Cost
      $1,717,556)                                           1,717,556
=====================================================================
TOTAL INVESTMENTS-100.29% (Cost $52,140,459)               46,300,852
=====================================================================
OTHER ASSETS LESS LIABILITIES-(0.29%)                        (133,291)
=====================================================================
NET ASSETS-100.00%                                        $46,167,561
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $52,140,459)                                  $46,300,852
-----------------------------------------------------------
Receivables for:
  Investments sold                                  646,451
-----------------------------------------------------------
  Fund shares sold                                   58,640
-----------------------------------------------------------
  Dividends                                           2,449
-----------------------------------------------------------
Investment for deferred compensation plan            10,506
-----------------------------------------------------------
Other assets                                         22,354
===========================================================
    Total assets                                 47,041,252
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             507,271
-----------------------------------------------------------
  Fund shares reacquired                            221,180
-----------------------------------------------------------
  Deferred compensation plan                         10,506
-----------------------------------------------------------
Accrued distribution fees                            60,699
-----------------------------------------------------------
Accrued trustees' fees                                  302
-----------------------------------------------------------
Accrued transfer agent fees                          42,737
-----------------------------------------------------------
Accrued operating expenses                           30,996
===========================================================
    Total liabilities                               873,691
===========================================================
Net assets applicable to shares outstanding     $46,167,561
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $24,751,202
___________________________________________________________
===========================================================
Class B                                         $14,517,252
___________________________________________________________
===========================================================
Class C                                         $ 6,899,107
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           9,499,759
___________________________________________________________
===========================================================
Class B                                           5,638,885
___________________________________________________________
===========================================================
Class C                                           2,678,173
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      2.61
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $2.61 divided
      by 94.50%)                                $      2.76
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                       $      2.57
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                       $      2.58
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends from affiliated money market
  funds                                        $     25,247
-----------------------------------------------------------
Dividends                                             1,272
===========================================================
    Total investment income                          26,519
===========================================================

EXPENSES:

Advisory fees                                       299,897
-----------------------------------------------------------
Administrative services fees                         24,795
-----------------------------------------------------------
Custodian fees                                       11,992
-----------------------------------------------------------
Distribution fees -- Class A                         57,790
-----------------------------------------------------------
Distribution fees -- Class B                         90,846
-----------------------------------------------------------
Distribution fees -- Class C                         43,937
-----------------------------------------------------------
Transfer agent fees                                 207,918
-----------------------------------------------------------
Trustees' fees                                        4,965
-----------------------------------------------------------
Other                                                59,285
===========================================================
    Total expenses                                  801,425
===========================================================
Less: Fees waived                                  (111,542)
-----------------------------------------------------------
    Expenses paid indirectly                           (619)
===========================================================
    Net expenses                                    689,264
===========================================================
Net investment income (loss)                       (662,745)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND OPTION
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (8,030,424)
-----------------------------------------------------------
  Option contracts written                           26,729
===========================================================
                                                 (8,003,695)
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities       (14,544,793)
===========================================================
Net gain (loss) from investment securities
  and option contracts                          (22,548,488)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(23,211,233)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (662,745)   $ (1,199,640)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    option contracts                                            (8,003,695)    (57,039,237)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (14,544,793)     19,156,038
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (23,211,233)    (39,082,839)
==========================================================================================
Share transactions-net:
  Class A                                                       (2,623,663)     18,653,815
------------------------------------------------------------------------------------------
  Class B                                                          266,499      11,339,309
------------------------------------------------------------------------------------------
  Class C                                                         (143,545)      5,592,841
==========================================================================================
    Net increase (decrease) in net assets                      (25,711,942)     (3,496,874)
==========================================================================================

NET ASSETS:

  Beginning of period                                           71,879,503      75,376,377
==========================================================================================
  End of period                                               $ 46,167,561    $ 71,879,503
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $129,256,145    $131,756,854
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (672,159)         (9,414)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and option contracts                            (76,576,818)    (68,573,123)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (5,839,607)      8,705,186
==========================================================================================
                                                              $ 46,167,561    $ 71,879,503
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM New Technology Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund's capital loss carryforward of $66,633,491 as of December 31, 2001 expires as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
   $ 1,713,194   December 31, 2008
   -------------------------------
    64,920,297   December 31, 2009
   -------------------------------
   $66,633,491
    ______________________________
   ===============================

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

F. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A to 2.00%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $111,542.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2002, AIM was paid $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS retained $130,914 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $57,790, $90,846 and $43,937, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $18,053 from sales of the Class A shares of the Fund during the six months ended June 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2002, AIM Distributors retained $2,465, $52 and $946 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,298 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $554 and reductions in custodian fees of $65 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $619.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                   $(66,633,491)
---------------------------------------------------------
Unrealized appreciation                         6,756,140
=========================================================
                                            $(59,877,351)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $47,757,212 and $48,191,263, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 2,756,339
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (8,693,893)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                      $(5,937,554)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $52,238,406.

NOTE 8--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
                                    ---------    --------
Beginning of period                     --       $     --
---------------------------------------------------------
Written                                270         54,783
---------------------------------------------------------
Closed                                (200)       (38,899)
---------------------------------------------------------
Exercised                              (70)       (15,884)
=========================================================
End of period                           --       $     --
_________________________________________________________
=========================================================

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2002               DECEMBER 31, 2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      2,858,825    $  9,968,002    10,000,780    $ 42,952,707
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        941,575       3,090,158     4,015,952      17,550,457
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,109,411       3,614,598     2,552,966      10,916,402
======================================================================================================================
Reacquired:
  Class A                                                     (3,791,298)    (12,591,665)   (6,054,184)    (24,298,892)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (898,156)     (2,823,659)   (1,587,360)     (6,211,148)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,176,270)     (3,758,143)   (1,346,193)     (5,323,561)
======================================================================================================================
                                                                (955,913)   $ (2,500,709)    7,581,961    $ 35,585,965
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                   CLASS A
                                                                ----------------------------------------------
                                                                                              AUGUST 31, 2000
                                                                SIX MONTHS                    (DATE OPERATIONS
                                                                  ENDED        YEAR ENDED      COMMENCED) TO
                                                                 JUNE 30,     DECEMBER 31,      DECEMBER 31,
                                                                   2002           2001              2000
                                                                ----------    ------------    ----------------
Net asset value, beginning of period                             $  3.84        $  6.74           $ 10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.03)         (0.06)(a)         (0.02)(a)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (1.20)         (2.84)            (3.24)
=============================================================================================================
    Total from investment operations                               (1.23)         (2.90)            (3.26)
=============================================================================================================
Net asset value, end of period                                   $  2.61        $  3.84           $  6.74
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                   (32.03)%       (43.03)%          (32.60)%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $24,751        $40,097           $43,732
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.00%(c)       1.86%             1.72%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               2.37%(c)       2.40%             2.47%(d)
=============================================================================================================
Ratio of net investment income (loss) to average net assets        (1.91)%(c)     (1.52)%           (0.66)%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate                                               84%           215%               54%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $33,296,420.
(d)  Annualized.


                                                                                   CLASS B
                                                                ----------------------------------------------
                                                                                              AUGUST 31, 2000
                                                                SIX MONTHS                    (DATE OPERATIONS
                                                                  ENDED        YEAR ENDED      COMMENCED) TO
                                                                 JUNE 30,     DECEMBER 31,      DECEMBER 31,
                                                                   2002           2001              2000
                                                                ----------    ------------    ----------------
Net asset value, beginning of period                             $  3.81          $  6.72           $ 10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.04)           (0.09)(a)         (0.04)(a)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (1.20)           (2.82)            (3.24)
===============================================================================================================
    Total from investment operations                               (1.24)           (2.91)            (3.28)
===============================================================================================================
Net asset value, end of period                                   $  2.57          $  3.81           $  6.72
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   (32.55)%         (43.30)%          (32.80)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $14,517          $21,318           $21,296
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.65(%)(c)       2.51%             2.41%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               3.02%(c)         3.05%             3.16%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets        (2.56)%(c)       (2.17)%           (1.36)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                                               84%             215%               54%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $18,319,769.
(d)  Annualized.

                                                                                 CLASS C
                                                              ----------------------------------------------
                                                                                            AUGUST 31, 2000
                                                              SIX MONTHS                    (DATE OPERATIONS
                                                                ENDED        YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,     DECEMBER 31,      DECEMBER 31,
                                                                 2002           2001              2000
                                                              ----------    ------------    ----------------
Net asset value, beginning of period                            $ 3.81        $  6.73           $ 10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)         (0.09)(a)         (0.04)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.19)         (2.83)            (3.23)
============================================================================================================
    Total from investment operations                             (1.23)         (2.92)            (3.27)
____________________________________________________________________________________________________________
============================================================================================================
Net asset value, end of period                                  $ 2.58        $  3.81           $  6.73
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                 (32.28)%       (43.39)%          (32.70)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $6,899        $10,465           $10,349
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.65%(c)       2.51%             2.41%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             3.02%(c)       3.05%             3.16%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets      (2.56)%(c)     (2.17)%           (1.35)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                             84%           215%               54%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,860,236.
(d)  Annualized.

AS OF JUNE 30, 2002

BOARD OF TRUSTEES          OFFICERS                                 OFFICE OF THE FUND

Robert H. Graham           Robert H. Graham                         11 Greenway Plaza
                           Chairman and President                   Suite 100
Frank S. Bayley                                                     Houston, TX 77046
                           Carol F. Relihan
Bruce L. Crockett          Senior Vice President and Secretary      INVESTMENT ADVISOR

Albert R. Dowden           Gary T. Crum                             A I M Advisors, Inc.
                           Senior Vice President                    11 Greenway Plaza
Edward K. Dunn Jr.                                                  Suite 100
                           Dana R. Sutton                           Houston, TX 77046
Jack M. Fields             Vice President and Treasurer
                                                                    TRANSFER AGENT
Carl Frischling            Robert G. Alley
                           Vice President                           A I M Fund Services, Inc.
Prema Mathai-Davis                                                  P.O. Box 4739
                           Stuart W. Coco                           Houston, TX 77210-4739
Lewis F. Pennock           Vice President
                                                                    CUSTODIAN
Ruth H. Quigley            Melville B. Cox
                           Vice President                           State Street Bank and Trust Company
Louis S. Sklar                                                      225 Franklin Street
                           Karen Dunn Kelley                        Boston, MA 02110
                           Vice President
                                                                    COUNSEL TO THE FUND
                           Edgar M. Larsen
                           Vice President                           Ballard Spahr
                                                                    Andrews & Ingersoll, LLP
                                                                    1735 Market Street
                                                                    Philadelphia, PA 19103

                                                                    COUNSEL TO THE TRUSTEES

                                                                    Kramer, Levin, Naftalis & Frankel LLP
                                                                    919 Third Avenue
                                                                    New York, NY 10022

                                                                    DISTRIBUTOR

                                                                    A I M Distributors, Inc.
                                                                    11 Greenway Plaza
                                                                    Suite 100
                                                                    Houston, TX 77046

                             EQUITY FUNDS

    DOMESTIC EQUITY FUNDS               INTERNATIONAL/GLOBAL EQUITY FUNDS            A I M Management Group Inc. has provided
                                                                                     leadership in the mutual fund industry since
       MORE AGGRESSIVE                          MORE AGGRESSIVE                      1976 and manages approximately $135 billion in
                                                                                     assets for more than 9 million shareholders,
AIM Opportunities I(1,2)                 AIM Developing Markets                      including individual investors, corporate
AIM Opportunities II(1,2)                AIM European Small Company                  clients and financial institutions.*
AIM Opportunities III(1,2)               AIM Asia Pacific Growth(2)
AIM Emerging Growth                      AIM International Emerging Growth           The AIM Family of Funds--Registered Trademark--
AIM Small Cap Growth(3)                  AIM Global Aggressive Growth                is distributed nationwide. AIM is a subsidiary
AIM Aggressive Growth                    AIM European Growth(2)                      of AMVESCAP PLC, one of the world's largest
AIM Mid Cap Growth                       AIM Euroland Growth(4)                      independent financial services companies with
AIM Dent Demographic Trends              AIM International Growth(2)                 $364 billion in assets under management.*
AIM Constellation                        AIM Global Growth
AIM Large Cap Growth                     AIM Worldwide Spectrum
AIM Weingarten                           AIM Global Trends
AIM Small Cap Equity                     AIM International Core Equity(2)
AIM Capital Development
AIM Mid Cap Core Equity(2)                     MORE CONSERVATIVE
AIM Select Equity
AIM Premier Equity II(2)                      SECTOR EQUITY FUNDS
AIM Premier Equity(2)
AIM Blue Chip                                   MORE AGGRESSIVE
AIM Mid Cap Basic Value
AIM Large Cap Core Equity                AIM New Technology
AIM Charter                              AIM Global Science and Technology(2)
AIM Basic Value                          AIM Global Energy(5)
AIM Large Cap Basic Value                AIM Global Infrastructure(4)
AIM Balanced                             AIM Global Financial Services
AIM Basic Balanced                       AIM Global Health Care
                                         AIM Global Utilities
                                         AIM Real Estate

         MORE CONSERVATIVE                     MORE CONSERVATIVE

                          FIXED-INCOME FUNDS

TAXABLE FIXED-INCOME FUNDS              TAX-FREE FIXED-INCOME FUNDS

     MORE AGGRESSIVE                          MORE AGGRESSIVE

AIM High Yield II                         AIM High Income Municipal
AIM High Yield                            AIM Municipal Bond
AIM Strategic Income                      AIM Tax-Free Intermediate
AIM Income                                AIM Tax-Exempt Cash
AIM Global Income
AIM Total Return Bond                          MORE CONSERVATIVE
AIM Intermediate Government
AIM Floating Rate
AIM Limited Maturity Treasury
AIM Money Market

         MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) Closed to new investors. (2) The following fund name changes became effective 7/1/02: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) On 3/18/02, AIM Small Cap Growth Fund was closed to most investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (4) On 8/23/02, AIM Euroland Growth Fund and AIM Global Infrastructure Fund were closed to new investors. (5) On 9/1/01 AIM Global Resources Fund was renamed AIM Global Energy Fund. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after October 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

*As of 6/30/02                                          [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--

                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                       NTE-SAR-1

A I M DISTRIBUTORS, INC.

                                                                    APPENDIX III


                        ANNUAL REPORT  /  DECEMBER 31, 2001

                             AIM NEW TECHNOLOGY FUND

                                  [COVER IMAGE]

                                   [AIM LOGO]

                                  [COVER IMAGE]

                      ------------------------------------

         LOUIS PASTEUR, FRENCH CHEMIST AND BIOLOGIST, IN HIS LABORATORY

                          BY ALBERT GUSTAF A. EDELFELT

          THE FRENCH CHEMIST LOUIS PASTEUR DEVOTED HIS LIFE TO SOLVING

     PRACTICAL PROBLEMS THROUGH DISCOVERIES THAT REVOLUTIONIZED CHEMISTRY,

   INDUSTRY, AGRICULTURE AND MEDICINE. HIS DISCOVERIES GREATLY IMPROVED THE

HUMAN CONDITION AND CREATED NEW TECHNOLOGIES FROM WHICH THE WORLD COULD PROFIT.

        MANAGERS OF AIM NEW TECHNOLOGY FUND SEEK TO INVEST IN COMPANIES

     THAT CONTINUE TO EMBODY PASTEUR'S SPIRIT OF INNOVATION AND DISCOVERY.

                      ------------------------------------

ABOUT PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM New Technology Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.
o Had the advisor not absorbed fund expenses during the reporting period, returns would have been lower.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses.
o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may decrease the fund's total return.
o Investing in a single-sector mutual fund may involve greater risk and potential reward than investing in a more diversified fund.
o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Science and Technology Fund Index represents an average of the performance of the 30 largest science and technology funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                   DEAR FELLOW SHAREHOLDER:

[PHOTO OF          We understand how challenging the fiscal year covered by this
ROBERT H.          report has been. For equity investors, the years 2000 and
GRAHAM]            2001 were unlike anything we had seen in a generation. For the first time since the 1970s, the S&P 500 and other major domestic stock benchmarks produced negative returns two years in a row. And there was no comfort overseas; the MSCI World
                   Index also produced negative returns both years.
                        As usually occurs during difficult stock markets,
                   fixed-income investments, particularly high-quality ones, did well. The domestic, investment-grade Lehman Aggregate Bond
                   Index produced positive returns both years.
                        Conditions were trying on many levels. Geopolitically, the appalling terrorist attacks of September 11 led to a serious decline in markets, though initial success in our ensuing war in Afghanistan helped markets advance later in the year. Macroeconomically, the United States officially slipped into recession in March, the first such slowdown in a decade.
     And at the individual firm level, the Enron bankruptcy has occasioned a confidence crisis that has markets unsettled. As I write this, several weeks into the new year, several Congressional committees, the Securities and Exchange Commission and the Justice Department are conducting investigations of Enron. While we do not yet have all the details about what happened at Enron, it clearly has resulted in a new level of skepticism of the financial statements of even the soundest companies. AIM strongly believes that sound accounting policies, full and accurate financial disclosure, and independent audits are absolutely essential to maintain the integrity of the markets and the confidence of investors, and will support any legislative or regulatory changes that may be desirable to further these objectives.

WHAT SHOULD INVESTORS DO NOW?
Mindful of recent events and scandals and in view of the two-year bear market in equities, many of our shareholders have asked us what they should do about their investments. We cannot offer individualized advice--that is the role of your financial advisor. But we can once again offer insights we have gained over many years in this business.
     First is the crucial importance of diversification when investing--a major lesson of the Enron story that is reinforced by the disparate performance of equity and fixed-income investments during this fiscal year. Relying on one stock to build financial security has once again proven to be downright dangerous, but mutual fund investors should also keep in mind that whole sectors and investment approaches do go in and out of favor. A diversified portfolio that embraces different classes of securities and various investment strategies can offer protection from these shifts in sentiment.
     A second insight is the importance of a long time horizon. Whatever current market conditions are like, we at AIM intend to stay focused on the long term. Our portfolio managers will continue to invest your money using the time-tested disciplines AIM has employed for more than a quarter century. We consider a long-term perspective the most advisable course for our shareholders too.
     Changing your portfolio on the basis of short-term events and market moves rarely proves beneficial. As we have reminded you on many occasions, data show that pulling out of the market even for a short period and missing a few of its best days is likely to have a negative effect on your long-term returns. In investing, it is time in the markets, not market timing, that counts.
     Now more than ever, we encourage you to stay in touch with your financial advisor. He or she is familiar with the goals and time horizon you have established for your investments and can help you build a diversified portfolio and stay focused on those goals.

YOUR FUND'S PERFORMANCE
Most technology, telecommunications and science-related stocks, and funds that invest in them, remained volatile for the six months since our June 30, 2001, report to you, though the situation improved as the year progressed. For example, Class A shares of AIM New Technology Fund returned -15.79% at net asset value during the second half of 2001. By comparison the Lipper Science and Technology Fund Index returned -16.20% for the same period. The fund rebounded in the fourth quarter, and Class A shares returned 31.51% for the three-month period as the fundamentals of the information technology sector--and the economy as a whole--appeared to improve.
     For the fiscal year as a whole, AIM New Technology Fund Class A shares returned -43.03%.
     The following pages contain your portfolio managers' discussion of how they have managed the portfolio during the fiscal year, how the markets affected the fund, and the fund's long-term record. We hope you find their discussion informative.
     If you have questions or comments about this report, please contact us anytime through our Web site, www.aimfunds.com. We understand that our shareholders are relying on us for the growth of their investments, and we want you to know that all of us are working diligently to that end. Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM

Robert H. Graham
Chairman
February 12, 2002

DESPITE WEAK ECONOMY, FUND REBOUNDS IN 4TH QUARTER

HOW DID AIM NEW TECHNOLOGY FUND PERFORM FOR THE YEAR?
Stocks in general--and information technology and telecommunications stocks in particular--were weak during much of 2001 due to the slowing economy and deteriorating corporate earnings. This weakness hurt the fund's one-year performance, but renewed confidence that the economy will strengthen in 2002 helped the fund rebound sharply in the fourth quarter.
     For the year ended December 31, 2001, the fund's Class A shares returned -43.03%, and the fund's Class B and Class C shares returned -43.39%. These figures are at net asset value, meaning they exclude sales charges. In comparison, the average technology fund, as represented by the Lipper Science and Technology Fund Index, returned -34.72% for the year.
     Despite being down for the year, the fund performed strongly in both the second and fourth quarters. In the fourth quarter, the fund's Class A, Class B and Class C shares returned 31.51%, 31.38% and 31.38%, respectively, at net asset value.

WHAT WERE THE MAJOR TRENDS IN THE ECONOMY AND THE FINANCIAL MARKETS DURING THE FISCAL YEAR?
The economy remained weak even as ~the U.S. Federal Reserve (the Fed) aggressively cut short-term interest rates and Congress approved $35 billion in tax rebates to 83 million American taxpayers. In 11 separate rate cuts, the most ever in a calendar year, the Fed reduced its key fed funds rate (the rate banks charge one another for overnight loans) from 6.50% to 1.75% (the lowest level in 40 years)--hoping that lower interest rates would spur consumers to spend and businesses to expand.
     But neither the economy nor the stock markets responded until the fourth quarter of the year. Indeed, U.S. gross domestic product (the broadest measure of economic activity) contracted at an annualized rate of 1.3% in the third quarter of 2001. Unemployment rose from 4.2% in January to 5.8% in December as employers announced nearly 2 million job cuts during the year. Deteriorating corporate earnings prompted many investors to abandon higher-priced growth stocks for lower priced, more defensive value stocks--or to abandon the stock market altogether in favor of fixed-income or money market investments. While value stocks outperformed growth stocks for much of the year, both actually ended the year in negative territory.
     The terrorist attacks of September 11 exacerbated an already difficult market. Following the attacks, markets closed for nearly a week--the longest suspension of trading since the Great Depression. After the markets reopened on September 17, the Dow experienced its worst week in more than 60 years, falling more than 14% in just five days. But by early November, major market indexes had recouped all of their post-attack losses.

WHAT WERE CONDITIONS LIKE IN THE INFORMATION TECHNOLOGY SECTOR?
Many tech companies spent 2001 reporting disappointing earnings, laying off employees and steadfastly refusing to predict when conditions might improve. Just when the first hopeful signs of a recovery began to appear, the terrorist attacks of September 11 set back any potential improvement.
     During the fourth quarter, it became clear that the sector's fundamentals were improving and that tech was far from dead. During the quarter:
ORDERS GREW--Durable goods orders declined sharply in September, but were incrementally positive in October and November. Computer, communications equipment and semiconductor companies in particular reported increased demand for their products.
INVENTORIES WERE REDUCED--Many tech companies slashed inventories while also launching new products.

FUND AT A GLANCE

AIM New Technology Fund seeks long-term growth of capital by investing primarily in stocks of technology and science companies.

(Detail of Cover Image)

INVESTMENT STYLE: GROWTH (Focuses on the growth potential of a company's earnings, the most tangible measure of growth and success)

o Invests in companies that fund managers believe will benefit from new or innovative products, services or processes

o Invests without regard to market capitalization--but may invest a significant portion of assets in small-cap companies

PORTFOLIO COMPOSITION
As of 12/31/01, based on total net assets

==========================================================================================================
TOP 10 EQUITY HOLDINGS                                     TOP 10 INDUSTRIES
----------------------------------------------------------------------------------------------------------
 1. PeopleSoft, Inc.                        3.1%            1. Semiconductors                     23.6%

 2. IDEC Pharmaceuticals Corp.              2.8             2. Application Software               11.7

 3. Genesis Microchip Inc. (Canada)         2.8             3. Internet Software & Services        9.5

 4. Integrated Circuit Systems, Inc.        2.3             4. Biotechnology                       7.4

 5. NVIDIA Corp.                            2.1             5. Systems Software                    6.7

 6. VERITAS Software Corp.                  2.1             6. Networking Equipment                4.6

 7. Kronos, Inc.                            2.0             7. Telecommunications Equipment        4.3

 8. UTStarcom, Inc.                         2.0             8. Health Care Equipment               4.1

 9. Network Associates, Inc.                1.9             9. Electronic Equipment & Instruments  4.0

10. Microsemi Corp.                         1.8            10. Aerospace & Defense                 2.9

The Fund's portfolio composition is subject to change, and there is no guarantee that the fund will continue to hold any particular security.
==========================================================================================================

EARNINGS WERE REVISED UPWARD--
A number of large, established companies in a variety of technology-related industries reported better-than-expected earnings, and the number of disappointing earnings pre-announcements declined.
    While we're not out of the woods yet, several factors point to a return to growth for information technology companies. Just as analysts were probably too bullish on tech stocks at the market top, we believe they may be too bearish at the market bottom.

HOW DID YOU MANAGE THE FUND THIS YEAR?
We positioned the fund to benefit from the recovery of the economy and the information technology sector--both of which, we believe, are beginning to take hold. In preparation for their recovery, we have positioned the portfolio a bit more aggressively, and we will continue this process as we see additional signs of improving earnings.
    The fund's investment discipline has not changed; we continue to seek out companies with strong fundamentals and earnings growth in new and developing areas of technology. Although we traditionally focus on small and mid-size companies, we added some large-cap names to the fund's holdings in recent months to improve liquidity. We also increased the number of fund holdings in an effort to provide shareholders with greater diversification within the highly volatile information technology sector.
    At the close of the year, we were focusing on the personal computer, semiconductor, storage technology and biotechnology industries because:
o   We believe we may be nearing a new upgrade cycle in the PC industry.
o We've seen in the past that the semiconductor industry is often among the first technology-related industries to recover from economic downturns.
o We know that a staggering amount of new data is generated each business day--and it needs to be stored somewhere.
o And we see more and more biotechnology companies turning profitable as the number of new drug compounds and processes grows rapidly.

WHAT WERE SOME HOLDINGS THAT DID WELL FOR THE FUND DURING THE YEAR?
At the close of the year, stocks that had performed well for the fund included the following:
PEOPLESOFT is a leading provider of software applications that tie together a company's back-office human resources operations. Services such as consulting and maintenance account for two-thirds of sales.
IDEC PHARMACEUTICALS develops treatments for cancer and autoimmune diseases. The company's first FDA-approved product is Rituxan, which treats non-Hodgkin's lymphoma.
NVIDIA is a leading manufacturer of high-definition 2-D and 3-D graphics processors for gaming and industrial design applications. Its chips are used by leading personal computer makers.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE YEAR?
As the year ended, there were signs that the economy was improving--or at least stabilizing. Signs of stabilization in the labor market, improving consumer confidence, expanding manufacturing activity--along with continued strength in the housing market, low energy prices and an absence of inflation--reinforced the consensus view among economists that a recovery will take hold at some point in 2002.
    Meanwhile, the United States achieved its initial anti-terrorism goals in Afghanistan more quickly and more easily than many had expected. Despite fourth-quarter gains that were dramatic in some sectors, stocks remained favorably priced and a considerable amount of cash remained in money market accounts--money that could potentially be deployed into stocks.

                          See important fund and index
                        disclosures inside front cover.

YOUR FUND'S LONG TERM PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/01, including sales charges
================================================================================
CLASS A SHARES
 Inception (8/31/00)        -53.21%
  1 Year                    -46.14

CLASS B SHARES
 Inception (8/31/00)        -52.94%
  1 Year                    -46.22

CLASS C SHARES
 Inception (8/31/00)        -51.48%
  1 Year                    -43.95

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.


                          (HYPO CHART)
================================================================================

RESULTS OF A $10,000 INVESTMENT
8/31/00-12/31/01

================================================================================
(HYPO Chart)


             AIM NEW       AIM NEW         AIM NEW
           TECHNOLOGY    TECHNOLOGY      TECHNOLOGY
DATE       FUND, CLASS   FUND, CLASS     FUND, CLASS                      LIPPER, SCIENCE &
            C SHARES      B SHARES        A SHARES         S&P 500        TECH FUND INDEX
08/00       $10,000       $10,000          $9,450          $10,000             $10,000
09/00        10,130        10,130           9,592            8,045               8,975
10/00         8,800         8,800           8,335            9,595               7,990
11/00         6,310         6,310           5,973            8,871               5,931
12/00         6,730         6,730           6,370            9,549               5,868
01/01         6,640         6,629           6,285            9,762               6,463
02/01         4,379         4,389           4,159            9,205               4,779
03/01         3,440         3,440           3,270            8,521               4,079
04/01         4,370         4,380           4,159            9,461               4,875
05/01         4,370         4,369           4,149            9,681               4,648
06/01         4,540         4,539           4,310            9,643               4,571
07/01         4,030         4,030           3,837            9,499               4,205
08/01         3,660         3,650           3,478            9,188               3,679
09/01         2,900         2,900           2,760            8,045               2,890
10/01         3,330         3,330           3,176            8,401               3,327
11/01         3,660         3,650           3,478            9,045               3,812
12/01         3,810         3,658           3,629            9,125               3,830




Past performance cannot guarantee comparable future results.


This chart compares AIM New Technology Fund's Class A, Class B and Class C shares to benchmark indexes. It is intended to give you a general idea of how your fund performed compared to these indexes over the period 8/31/00-12/31/01.
    It is important to understand the difference between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the S&P 500 is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your return. An index of funds such as the Lipper Science and Technology Fund Index includes a number of mutual funds grouped by investment objective. Each of these funds interprets that objective differently, and each employs a different management style and investment strategy.
    Keep in mind that the S&P 500 is a broad market index that includes stocks of the 500 largest publicly traded American companies. The S&P 500 also includes stocks of companies in many sectors of the economy. The fund, in contrast, invests primarily in stocks of technology-related and science-related companies, and can invest in companies regardless of their size.
    Your fund's total return includes sales charges, expenses and management fees. Performance of the fund's Class A, Class B and Class C shares will differ to different sales charge structures and class expenses.
    Performance shown in the chart and table does not reflect taxes a shareholder would pay on fund distributions or on redemption of fund shares. Performance for the indexes does not reflect deduction of taxes either.

FACTORS THAT INFLUENCE INTEREST RATE CHANGES

ECONOMIC INDICATORS THAT HELP SHAPE FEDERAL RESERVE POLICY
The Federal Reserve Board (the Fed) periodically adjusts short-term interest rates to either stimulate or slow economic growth. In making decisions about interest rates, the Fed considers key economic data. Just as a dip in barometric pressure can signal a squall, changes in economic indicators can point to a shift in the economy and the markets. Here are some of the top indicators used by the Fed, economists, financial analysts and professional money managers to identify economic trends:

GROSS DOMESTIC PRODUCT (GDP)
GDP is the total value of all products and services produced in the country in a year. It's compiled quarterly by the U.S. Department of Commerce. GDP measures the pace of U.S. economic growth, and changes in this indicator can signal the direction of the economy. For example, a decline in the GDP for two consecutive quarters constitutes a recession. Drops in the GDP can cause equity and bond prices to fall, as investors become concerned about an economic slowdown. On the other hand, a steep spike in the GDP can signal that the economy is growing too fast, and higher inflation could ensue. Inflation, also known as rising prices, creates problems for consumers and the markets. In an inflationary environment, consumers must spend more money to buy the same amount of goods and services. When consumers buy less, the economy slows and markets decline. The markets usually react favorably to slight increases in the GDP, which indicate moderate, controlled growth.

HOUSING STARTS
Housing starts measure the construction
of new single-family houses, townhouses
and apartment buildings. Compiled
monthly by the U.S. Department of                         (GRAPHIC)
Commerce, this figure is based on the
number of new foundations dug. This
indicator signals consumer confidence. If consumers feel financially secure, they're more likely to take on a mortgage. Home purchases also trigger other consumer spending (for sofas, lawnmowers, curtains, etc.). A moderate increase in housing starts usually bodes well for the markets. As with GDP, a sharp increase in housing starts can signal inflation.

CONSUMER PRICE INDEX (CPI)
Also called the cost-of-living index,
the CPI measures the prices of products
and services bought by typical                            (GRAPHIC)
consumers. Each month, the U.S. Bureau
of Labor Statistics checks the prices of a specific basket of items, including food, clothing, transportation, shelter, utilities, health care and entertainment. The CPI is one of the government's main ways to gauge inflation, and changes in this indicator usually affect the markets. A sharp increase in the CPI can indicate inflation, while a moderate rise in the CPI shows that inflation is under control. The core inflation rate is a separate indicator from the CPI. The core rate excludes energy and food, which fluctuate seasonally and more sharply than other elements.

PRODUCER PRICE INDEX (PPI)
The Producer Price Index measures the
price changes of manufactured goods that                  (GRAPHIC)
are ready to be distributed. Hikes in
the PPI signal that retailers may soon raise prices to pass the increase on to consumers. Rising prices signal inflation. Unlike the CPI, this index doesn't measure services.

CONSUMER CONFIDENCE INDEX (CCI)
The CCI measures how consumers feel
about the economy, their job status and
their finances. Consumer attitudes are                    (GRAPHIC)
important because consumer spending
accounts for about two-thirds of the
economy. To compile the index, The
Conference Board conducts a monthly survey of 5,000 U.S. households. The survey asks questions about consumer attitudes, buying plans, present conditions and expectations for the future. A declining CCI usually means that Americans are tightening their purse strings. Decreased spending may mean slower economic growth.

THINKING LONG-TERM
As an investor, you can better understand broad economic trends by watching these indicators. A word of caution: You shouldn't overhaul your portfolio every time there is a blip in consumer confidence. Indicators signal potential market fluctuations, and they can help you adjust your long-term strategy.

   As always, we suggest that you visit your financial advisor to determine whether any changes to your investment plan are necessary.

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                             MARKET
                                                SHARES        VALUE
DOMESTIC COMMON STOCKS-84.51%

AEROSPACE & DEFENSE-2.91%

Alliant Techsystems Inc.(a)                        6,700   $   517,240
----------------------------------------------------------------------
Engineered Support Systems, Inc.                  20,700       708,147
----------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)               9,600       864,000
======================================================================
                                                             2,089,387
======================================================================

APPLICATION SOFTWARE-11.73%

Activision, Inc.(a)                               22,300       580,023
----------------------------------------------------------------------
BEA Systems, Inc.(a)                              20,400       314,364
----------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                   38,500       843,920
----------------------------------------------------------------------
Cerner Corp.(a)                                    8,900       444,377
----------------------------------------------------------------------
Fair, Issac and Co., Inc.                          5,800       365,516
----------------------------------------------------------------------
Intuit Inc.(a)                                    22,900       979,204
----------------------------------------------------------------------
Kronos, Inc.(a)                                   30,200     1,461,076
----------------------------------------------------------------------
National Instruments Corp.(a)                      5,600       209,776
----------------------------------------------------------------------
Numerical Technologies, Inc.(a)                   22,500       792,000
----------------------------------------------------------------------
PeopleSoft, Inc.(a)                               54,600     2,194,920
----------------------------------------------------------------------
SERENA Software, Inc.(a)                          11,300       245,662
======================================================================
                                                             8,430,838
======================================================================

BIOTECHNOLOGY-7.42%

Cephalon, Inc.(a)                                 10,600       801,201
----------------------------------------------------------------------
Genzyme Corp.(a)                                   5,900       353,174
----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          10,200       670,344
----------------------------------------------------------------------
Harvard Bioscience, Inc.(a)                       40,900       406,546
----------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                     29,700     2,047,221
----------------------------------------------------------------------
Invitrogen Corp.(a)                               11,200       693,616
----------------------------------------------------------------------
OraSure Technologies, Inc.(a)                     15,000       182,250
----------------------------------------------------------------------
Tanox, Inc.(a)                                     9,600       177,624
======================================================================
                                                             5,331,976
======================================================================

COMPUTER & ELECTRONICS RETAIL-1.19%

CDW Computer Centers, Inc.(a)                     15,900       853,989
======================================================================

COMPUTER HARDWARE-1.04%

Dell Computer Corp.(a)                            27,500       747,450
======================================================================

COMPUTER STORAGE & PERIPHERALS-1.39%

Network Appliance, Inc.(a)                        20,000       437,400
----------------------------------------------------------------------
Storage Technology Corp.(a)                       17,000       351,390
----------------------------------------------------------------------
Western Digital Corp.(a)                          34,000       213,180
======================================================================
                                                             1,001,970
======================================================================

DATA PROCESSING SERVICES-1.65%

Concord EFS, Inc.(a)                              36,200     1,186,636
======================================================================
                                                               MARKET
                                                  SHARES        VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS-2.11%

Itron, Inc.(a)                                    25,100       760,530
----------------------------------------------------------------------
OSI Systems, Inc.(a)                              16,800   $   306,432
----------------------------------------------------------------------
Sanmina-SCI Corp.(a)                              22,600       449,740
======================================================================
                                                             1,516,702
======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.45%

Accredo Health, Inc.(a)                           17,100       678,870
----------------------------------------------------------------------
IMPATH Inc.(a)                                     8,200       364,982
======================================================================
                                                             1,043,852
======================================================================

HEALTH CARE EQUIPMENT-4.11%

Bruker Daltonics, Inc.(a)                         23,000       376,050
----------------------------------------------------------------------
Cholestech Corp.(a)                                8,300       164,423
----------------------------------------------------------------------
Closure Medical Corp.(a)                          10,200       238,272
----------------------------------------------------------------------
Cytyc Corp.(a)                                    27,400       715,140
----------------------------------------------------------------------
Endocare, Inc.(a)                                 43,400       778,162
----------------------------------------------------------------------
Integra LifeSciences Holdings(a)                   5,000       131,700
----------------------------------------------------------------------
Respironics, Inc.(a)                              10,000       346,400
----------------------------------------------------------------------
Urologix, Inc.(a)                                 10,300       206,515
======================================================================
                                                             2,956,662
======================================================================

HEALTH CARE SUPPLIES-0.51%

ICU Medical, Inc.(a)                               8,200       364,900
======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.31%

Intrado Inc.(a)                                   35,000       938,000
======================================================================

INTERNET RETAIL-1.02%

eBay Inc.(a)                                      11,000       735,900
======================================================================

INTERNET SOFTWARE & SERVICES-8.42%

Internet Security Systems, Inc.(a)                21,000       673,260
----------------------------------------------------------------------
McAfee.com Corp.(a)                               20,900       708,719
----------------------------------------------------------------------
PEC Solutions, Inc.(a)                            11,400       428,754
----------------------------------------------------------------------
Retek Inc.(a)                                     22,200       663,114
----------------------------------------------------------------------
SonicWALL, Inc.(a)                                60,300     1,172,232
----------------------------------------------------------------------
VeriSign, Inc.(a)                                 29,700     1,129,788
----------------------------------------------------------------------
WebEx Communications, Inc.(a)                     28,700       713,195
----------------------------------------------------------------------
Websense, Inc.(a)                                 17,500       561,225
======================================================================
                                                             6,050,287
======================================================================

IT CONSULTING & SERVICES-1.03%

Affiliated Computer Services, Inc.-Class A(a)      7,000       742,910
======================================================================

NETWORKING EQUIPMENT-4.57%

Cisco Systems, Inc.(a)                            27,900       505,269
----------------------------------------------------------------------
Emulex Corp.(a)                                   32,900     1,299,879
----------------------------------------------------------------------
McDATA Corp.-Class A(a)                           44,200     1,082,900
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
NETWORKING EQUIPMENT-(CONTINUED)

NetScreen Technologies, Inc.(a)                   18,000   $   398,340
======================================================================
                                                             3,286,388
======================================================================

PHARMACEUTICALS-0.58%

PRAECIS Pharmaceutical Inc.(a)                    72,100       419,622
======================================================================

SEMICONDUCTOR EQUIPMENT-1.39%

KLA-Tencor Corp.(a)                                6,400       317,184
----------------------------------------------------------------------
Kulicke & Soffa Industries, Inc.(a)               11,000       188,650
----------------------------------------------------------------------
Novellus Systems, Inc.(a)                         12,500       493,125
======================================================================
                                                               998,959
======================================================================

SEMICONDUCTORS-18.06%

Alpha Industries, Inc.(a)                         32,000       697,600
----------------------------------------------------------------------
Analog Devices, Inc.(a)                           27,600     1,225,164
----------------------------------------------------------------------
Broadcom Corp.-Class A(a)                         11,200       458,976
----------------------------------------------------------------------
Elantec Semiconductor, Inc.(a)                    27,900     1,071,360
----------------------------------------------------------------------
ESS Technology, Inc.(a)                           33,600       714,336
----------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)               72,000     1,626,480
----------------------------------------------------------------------
Intersil Corp.-Class A(a)                         16,800       541,800
----------------------------------------------------------------------
Microchip Technology Inc.(a)                      26,900     1,042,106
----------------------------------------------------------------------
Microsemi Corp.(a)                                43,900     1,303,830
----------------------------------------------------------------------
NVIDIA Corp.(a)                                   22,400     1,498,560
----------------------------------------------------------------------
QLogic Corp.(a)                                   13,200       587,532
----------------------------------------------------------------------
RF Micro Devices, Inc.(a)                         51,400       988,422
----------------------------------------------------------------------
Semtech Corp.(a)                                  34,300     1,224,167
======================================================================
                                                            12,980,333
======================================================================

SPECIALTY STORES-0.57%

Blockbuster Inc.-Class A                          16,100       405,720
======================================================================

SYSTEMS SOFTWARE-6.72%

Borland Software Corp.(a)                         33,500       524,610
----------------------------------------------------------------------
Microsoft Corp.(a)                                11,100       735,597
----------------------------------------------------------------------
Network Associates, Inc.(a)                       52,500     1,357,125
----------------------------------------------------------------------
Symantec Corp.(a)                                 10,900       722,997
----------------------------------------------------------------------
VERITAS Software Corp.(a)                         33,300     1,492,506
======================================================================
                                                             4,832,835
======================================================================

TELECOMMUNICATIONS EQUIPMENT-4.27%

Polycom, Inc.(a)                                  27,600       949,440
----------------------------------------------------------------------
QUALCOMM Inc.(a)                                  14,000       707,000
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
TELECOMMUNICATIONS EQUIPMENT-(CONTINUED)

UTStarcom, Inc.(a)                                49,600   $ 1,413,600
======================================================================
                                                             3,070,040
======================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.06%

Metro One Telecommunications, Inc.(a)             25,100       759,275
======================================================================
    Total Domestic Common Stocks (Cost
      $53,899,519)                                          60,744,631
======================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS-9.52%

BERMUDA-1.17%

Marvell Technology Group Ltd.
  (Semiconductors)(a)                             23,400       838,188
======================================================================

CANADA-5.67%

Biovail Corp. (Pharmaceuticals)(a)                13,100       736,875
----------------------------------------------------------------------
Celestica Inc. (Electronic Equipment &
  Instruments)(a)                                 17,500       706,825
----------------------------------------------------------------------
Genesis Microchip Inc. (Semiconductors)(a)        30,200     1,996,824
----------------------------------------------------------------------
Optimal Robotics Corp.-Class A (Electronic
  Equipment & Instruments)(a)                     18,000       638,100
======================================================================
                                                             4,078,624
======================================================================

CHINA-0.46%

AsiaInfo Holdings, Inc. (Internet Software &
  Services)(a)                                    19,000       330,980
======================================================================

ISRAEL-0.58%

Check Point Software Technologies Ltd.
  (Internet Software & Services)(a)               10,500       418,845
======================================================================

TAIWAN-1.64%

Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Semiconductors)                       68,800     1,181,296
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $4,987,859)                            6,847,933
======================================================================

MONEY MARKET FUNDS-5.86%

STIC Liquid Assets Portfolio(b)                2,105,256     2,105,256
----------------------------------------------------------------------
STIC Prime Portfolio(b)                        2,105,256     2,105,256
======================================================================
    Total Money Market Funds (Cost
      $4,210,512)                                            4,210,512
======================================================================
TOTAL INVESTMENTS-99.89% (Cost $63,097,890)                 71,803,076
======================================================================
OTHER ASSETS LESS LIABILITIES-0.11%                             76,427
======================================================================
NET ASSETS-100.00%                                         $71,879,503
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost $63,097,890)  $71,803,076
------------------------------------------------------------
Receivables for:
  Investments sold                                 1,195,679
------------------------------------------------------------
  Fund shares sold                                 1,178,156
------------------------------------------------------------
  Dividends                                            5,567
------------------------------------------------------------
Investment for deferred compensation plan              9,249
------------------------------------------------------------
Other assets                                          15,731
============================================================
    Total assets                                  74,207,458
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              609,611
------------------------------------------------------------
  Fund shares reacquired                           1,557,931
------------------------------------------------------------
  Deferred compensation plan                           9,249
------------------------------------------------------------
Accrued distribution fees                             69,470
------------------------------------------------------------
Accrued transfer agent fees                           43,850
------------------------------------------------------------
Accrued operating expenses                            37,844
============================================================
    Total liabilities                              2,327,955
============================================================
Net assets applicable to shares outstanding      $71,879,503
____________________________________________________________
============================================================

NET ASSETS:

Class A                                          $40,097,050
____________________________________________________________
============================================================
Class B                                          $21,317,573
____________________________________________________________
============================================================
Class C                                          $10,464,880
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           10,432,232
____________________________________________________________
============================================================
Class B                                            5,595,466
____________________________________________________________
============================================================
Class C                                            2,745,032
____________________________________________________________
============================================================
Class A:
  Net asset value per share                      $      3.84
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $3.84 divided by
      94.50%)                                    $      4.06
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share   $      3.81
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share   $      3.81
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends                                       $      7,025
------------------------------------------------------------
Dividends from affiliated money market funds         212,535
------------------------------------------------------------
Interest                                                  39
============================================================
    Total investment income                          219,599
============================================================

EXPENSES:

Advisory fees                                        662,429
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                        31,486
------------------------------------------------------------
Distribution fees -- Class A                         129,174
------------------------------------------------------------
Distribution fees -- Class B                         197,761
------------------------------------------------------------
Distribution fees -- Class C                          95,599
------------------------------------------------------------
Transfer agent fees -- Class A                       216,105
------------------------------------------------------------
Transfer agent fees -- Class B                       115,097
------------------------------------------------------------
Transfer agent fees -- Class C                        55,639
------------------------------------------------------------
Trustees' fees                                         8,720
------------------------------------------------------------
Registration and filing fees                         119,636
------------------------------------------------------------
Other                                                 97,664
============================================================
    Total expenses                                 1,779,310
============================================================
Less: Fees waived                                   (357,926)
------------------------------------------------------------
    Expenses paid indirectly                          (2,145)
============================================================
    Net expenses                                   1,419,239
============================================================
Net investment income (loss)                      (1,199,640)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (57,065,660)
------------------------------------------------------------
  Option contracts written                            26,423
============================================================
                                                 (57,039,237)
============================================================
Change in net unrealized appreciation of
  investment securities                           19,156,038
============================================================
Net gain (loss) from investment securities and
  option contracts                               (37,883,199)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(39,082,839)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000

                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $ (1,199,640)   $   (160,198)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    option contracts                                           (57,039,237)    (11,533,886)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       19,156,038     (10,450,852)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (39,082,839)    (22,144,936)
==========================================================================================
Share transactions-net:
  Class A                                                       18,653,815      56,708,694
------------------------------------------------------------------------------------------
  Class B                                                       11,339,309      27,020,002
------------------------------------------------------------------------------------------
  Class C                                                        5,592,841      13,792,617
==========================================================================================
    Net increase (decrease) in net assets                       (3,496,874)     75,376,377
==========================================================================================

NET ASSETS:

  Beginning of year                                             75,376,377              --
==========================================================================================
  End of year                                                 $ 71,879,503    $ 75,376,377
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $131,756,854    $ 97,390,471
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (9,414)        (29,356)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and option contracts                            (68,573,123)    (11,533,886)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                   8,705,186     (10,450,852)
==========================================================================================
                                                              $ 71,879,503    $ 75,376,377
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM New Technology Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income was increased by $1,219,582 and shares of beneficial interest was decreased by $1,219,582 as a result of differing book/tax treatment of net operating loss and nondeductible stock issuance costs reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund's capital loss carryforward of $66,633,491 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD                 EXPIRATION
   ------------                 ----------
   $ 1,713,194               December 31, 2008
   -------------------------------------------
    64,920,297               December 31, 2009
   ===========================================
   $66,633,491
   ___________________________________________
   ===========================================

   As of December 31, 2001, the Fund has a post-October capital loss deferral of $674,470, which will be recognized in the following tax year.

E. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

F. Expenses -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $357,926.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2001, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2001, AFS was paid $227,983 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $129,174, $197,761 and $95,599, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $76,755 from sales of the Class A shares of the Fund during the year ended December 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2001, AIM Distributors received $11,820 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $3,165 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $874 and reductions in custodian fees of $1,271 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,145.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTES 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:


Capital loss carryforward                    $(66,633,491)
---------------------------------------------------------
Unrealized appreciation                         6,756,140
=========================================================
                                             $(59,877,351)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $171,838,145 and $132,767,768, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $12,098,334
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (4,658,310)
=========================================================
Net unrealized appreciation of investment
  securities                                  $ 7,440,024
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $64,363,052.


NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------    ---------
Beginning of year                                                  --      $      --
------------------------------------------------------------------------------------
Written                                                         1,605        519,705
------------------------------------------------------------------------------------
Closed                                                         (1,183)      (380,134)
------------------------------------------------------------------------------------
Exercised                                                        (352)      (118,408)
------------------------------------------------------------------------------------
Expired                                                           (70)       (21,163)
====================================================================================
End of year                                                        --      $      --
____________________________________________________________________________________
====================================================================================


NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the year ended December 31, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000:

                                                                         2001                         2000
                                                              --------------------------    -------------------------
                                                                SHARES         AMOUNT         SHARES        AMOUNT
                                                              ----------    ------------    ----------    -----------
Sold:
  Class A                                                     10,000,780    $ 42,952,707     7,406,952    $63,371,172
---------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,015,952      17,550,457     3,305,594     28,031,799
---------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,552,966      10,916,402     1,784,951     15,613,560
=====================================================================================================================
Reacquired:
  Class A                                                     (6,054,184)    (24,298,892)     (921,316)    (6,662,478)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,587,360)     (6,211,148)     (138,720)    (1,011,797)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,346,193)     (5,323,561)     (246,692)    (1,820,943)
=====================================================================================================================
                                                               7,581,961    $ 35,585,965    11,190,769    $97,521,313
_____________________________________________________________________________________________________________________
=====================================================================================================================

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          CLASS A
                                                              --------------------------------
                                                                              AUGUST 31, 2000
                                                                              (DATE OPERATIONS
                                                               YEAR ENDED      COMMENCED) TO
                                                              DECEMBER 31,      DECEMBER 31,
                                                                2001(a)           2000(a)
                                                              ------------    ----------------
Net asset value, beginning of period                            $  6.74           $ 10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.06)            (0.02)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.84)            (3.24)
==============================================================================================
    Total from investment operations                              (2.90)            (3.26)
==============================================================================================
Net asset value, end of period                                  $  3.84           $  6.74
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  (43.03)%          (32.60)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $40,097           $43,732
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.86%(c)          1.72%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers                                              2.40%(c)          2.47%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (1.52)%(c)        (0.66)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                             215%               54%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charge and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $36,906,921.
(d)  Annualized.

                                                                          CLASS B
                                                              --------------------------------
                                                                              AUGUST 31, 2000
                                                                              (DATE OPERATIONS
                                                               YEAR ENDED      COMMENCED) TO
                                                              DECEMBER 31,      DECEMBER 31,
                                                                2001(a)           2000(a)
                                                              ------------    ----------------
Net asset value, beginning of period                            $  6.72           $ 10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.09)            (0.04)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.82)            (3.24)
==============================================================================================
    Total from investment operations                              (2.91)            (3.28)
==============================================================================================
Net asset value, end of period                                  $  3.81           $  6.72
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  (43.30)%          (32.80)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $21,318           $21,296
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.51%(c)          2.41%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers                                              3.05%(c)          3.16%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (2.17)%(c)        (1.36)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                             215%               54%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charge and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $19,776,096.
(d)  Annualized.

                                                                          CLASS C
                                                              --------------------------------
                                                                              AUGUST 31, 2000
                                                                              (DATE OPERATIONS
                                                               YEAR ENDED      COMMENCED) TO
                                                              DECEMBER 31,      DECEMBER 31,
                                                                2001(a)           2000(a)
                                                              ------------    ----------------
Net asset value, beginning of period                            $  6.73           $ 10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.09)            (0.04)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.83)            (3.23)
==============================================================================================
    Total from investment operations                              (2.92)            (3.27)
==============================================================================================
Net asset value, end of period                                  $  3.81           $  6.73
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  (43.39)%          (32.70)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $10,465           $10,349
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                                 2.51%(c)          2.41%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers                                              3.05%(c)          3.16%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (2.17)%(c)        (1.35)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                             215%               54%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charge and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $9,559,894.
(d)  Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Trustees and Shareholders of AIM New Technology Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM New Technology Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated are in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       PRICEWATERHOUSECOOPERS LLP

                       February 14, 2002
                       Houston, Texas

Trustees and Officers
--------------------------------------------------------------------------------
As of December 31, 2001


The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
                          TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND   AND/OR                                                                HELD BY TRUSTEE
POSITION(S) HELD WITH     OFFICER
THE TRUST                 SINCE
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSON
Robert H. Graham* - 1946   1992     Chairman, President and Chief Executive Officer, A I M      None
Trustee, Chairman and               Management Group Inc. (financial services holding
President                           company); Chairman and President, A I M Advisors, Inc.
                                    (registered investment advisor); Director and Senior Vice
                                    President, A I M Capital Management, Inc. (registered
                                    investment advisor); Chairman, A I M Distributors, Inc.
                                    (registered broker dealer), A I M Fund Services, Inc.
                                    (registered transfer agent) and Fund Management Company
                                    (registered broker dealer); and Director and Vice
                                    Chairman, AMVESCAP PLC (parent of AIM and a global
                                    investment management firm)
INDEPENDENT TRUSTEES
Frank S. Bayley - 1939     2001     Of Counsel, law firm of Baker & McKenzie                    Badgley Funds, Inc. (registered
Trustee                                                                                         investment company)
Bruce L. Crockett - 1944   1987     Chairman, Crockett Technology Associates (technology        ACE Limited (insurance
Trustee                             consulting company)                                         company); and Captaris, Inc.
                                                                                                (unified messaging provider)
Albert R. Dowden - 1941    2000     Chairman, Cortland Trust, Inc. (registered investment       None
Trustee                             company) and DHJ Media, Inc.; Director, Magellan
                                    Insurance Company; Member of Advisory Board of Rotary
                                    Power International (designer, manufacturer, and seller
                                    of rotary power engines); formerly, Director, President
                                    and CEO, Volvo Group North America, Inc.; and director of
                                    various affiliated Volvo companies
Edward K. Dunn,            1998     Formerly, Chairman, Mercantile Mortgage Corp.; Vice         None
Jr. - 1935                          Chairman, President and Chief Operating Officer,
Trustee                             Mercantile-Safe Deposit & Trust Co.; and President,
                                    Mercantile Bankshares Corp.
Jack M. Fields - 1952      1997     Chief Executive Officer, Twenty First Century Group, Inc.   Administaff
Trustee                             (government affairs company)
Carl Frischling** - 1937   1993     Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
Trustee                             LLP                                                         (registered investment company)
Prema                      1998     Formerly, Chief Executive Officer, YWCA of the USA          None
Mathai-Davis - 1950
Trustee
Lewis F. Pennock - 1942    1992     Partner, law firm of Pennock & Cooper                       None
Trustee
Ruth H. Quigley - 1935     2001     Retired                                                     None
Trustee
Louis S. Sklar - 1939      1993     Executive Vice President, Development and Operations,       None
Trustee                             Hines Interests Limited Partnership (real estate
                                    development company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

--------------------------------------------------------------------------------
As of December 31, 2001


The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
                          TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND   AND/OR                                                                HELD BY TRUSTEE
POSITION(S) HELD WITH     OFFICER
THE TRUST                 SINCE
-------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
Gary T. Crum - 1947        1992     Director and President, A I M Capital Management, Inc.;     N/A
Senior Vice President               Director and Executive Vice President, A I M Management
                                    Group Inc.; Director and Senior Vice President, A I M
                                    Advisors, Inc.; and Director, A I M Distributors, Inc.
                                    and AMVESCAP PLC (parent of AIM and a global investment
                                    management firm)
Carol F. Relihan - 1954    1992     Director, Senior Vice President, General Counsel and        N/A
Senior Vice President               Secretary, A I M Advisors, Inc. and A I M Management
and Secretary                       Group Inc.; Director, Vice President and General Counsel,
                                    Fund Management Company; and Vice President, A I M Fund
                                    Services, Inc., A I M Capital Management, Inc. and A I M
                                    Distributors, Inc.
Robert G. Alley - 1948     1992     Senior Vice President, A I M Capital Management, Inc.;      N/A
Vice President                      and Vice President, A I M Advisors, Inc.
Stuart W. Coco - 1955      1992     Senior Vice President-Director of Fixed Income Research,    N/A
Vice President                      A I M Capital Management, Inc.; and Vice President, A I M
                                    Advisors, Inc.
Melville B. Cox - 1943     1992     Vice President and Chief Compliance Officer, A I M          N/A
Vice President                      Advisors, Inc. and A I M Capital Management, Inc.; and
                                    Vice President, A I M Fund Services, Inc.
Karen Dunn Kelley - 1960   1992     Senior Vice President-Director of Cash Management, A I M    N/A
Vice President                      Capital Management, Inc.; Director and President, Fund
                                    Management Company; and Vice President, A I M Advisors,
                                    Inc.
Edgar M. Larsen - 1940     1999     Vice President, A I M Advisors, Inc. and A I M Capital      N/A
Vice President                      Management, Inc.
Dana R. Sutton - 1959      1992     Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
Vice President and
Treasurer

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------

OFFICE OF THE FUND           INVESTMENT ADVISOR        DISTRIBUTOR                AUDITORS
11 Greenway Plaza            A I M Advisors, Inc.      A I M Distributors, Inc.   PricewaterhouseCoopers
Suite 100                    11 Greenway Plaza         11 Greenway Plaza          LLP
Houston, TX 77046            Suite 100                 Suite 100                  1201 Louisiana, Suite
                             Houston, TX 77046         Houston, TX 77046          2900
                                                                                  Houston, TX 77002

COUNSEL TO THE FUND          COUNSEL TO THE TRUSTEES   TRANSFER AGENT             CUSTODIAN
Ballard Spahr                Kramer, Levin, Naftalis   A I M Fund Services, Inc.  State Street Bank and
Andrews & Ingersoll, LLP     & Frankel LLP             P.O. Box 4739              Trust Company
1735 Market Street           919 Third Avenue          Houston, TX 77210-4739     225 Franklin Street
Philadelphia, PA 19103       New York, NY 10022                                   Boston, MA 02110

                        EQUITY FUNDS                                                                   FIXED-INCOME FUNDS

   DOMESTIC EQUITY FUNDS                    INTERNATIONAL/GLOBAL EQUITY FUNDS                      TAXABLE FIXED-INCOME FUNDS

      MORE AGGRESSIVE                               MORE AGGRESSIVE                                      MORE AGGRESSIVE

AIM Small Cap Opportunities(1)               AIM Developing Markets                                 AIM High Yield II
AIM Mid Cap Opportunities(1)                 AIM European Small Company                             AIM High Yield
AIM Large Cap Opportunities(1)               AIM Asian Growth                                       AIM Strategic Income
AIM Emerging Growth                          AIM International Emerging Growth                      AIM Income
AIM Small Cap Growth                         AIM Global Aggressive Growth                           AIM Global Income
AIM Aggressive Growth                        AIM European Development                               AIM Total Return Bond
AIM Mid Cap Growth                           AIM Euroland Growth                                    AIM Intermediate Government
AIM Dent Demographic Trends                  AIM International Equity                               AIM Floating Rate
AIM Constellation                            AIM Global Growth                                      AIM Limited Maturity Treasury
AIM Large Cap Growth                         AIM Worldwide Spectrum                                 AIM Money Market
AIM Weingarten                               AIM Global Trends
AIM Small Cap Equity                         AIM International Value(1)                                 MORE CONSERVATIVE
AIM Capital Development
AIM Charter                                          MORE CONSERVATIVE                               TAX-FREE FIXED-INCOME FUNDS
AIM Mid Cap Equity
AIM Select Equity(2)                                SECTOR EQUITY FUNDS                                 MORE AGGRESSIVE
AIM Value II
AIM Value                                            MORE AGGRESSIVE                                AIM High Income Municipal
AIM Blue Chip                                                                                       AIM Municipal Bond
AIM Mid Cap Basic Value                      AIM New Technology                                     AIM Tax-free Intermediate
AIM Large Cap Core Equity                    AIM Global Telecommunications and Technology           AIM Tax-Exempt Cash
AIM Basic Value                              AIM Global Energy(4)
AIM Large Cap Basic Value                    AIM Global Infrastructure                                  MORE CONSERVATIVE
AIM Balanced                                 AIM Global Financial Services
AIM Basic Balanced                           AIM Global Health Care
                                             AIM Global Utilities
      MORE CONSERVATIVE                      AIM Real Estate(5)

                                                     MORE CONSERVATIVE

                                                   (INVEST WITH DISCIPLINE LOGO)
When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) Closed to new investors. (2) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (3) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (4) On September 1, 2001, AIM Global Resources Fund was renamed AIM Global Energy Fund. (5)On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after April 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and manages approximately $158 billion in assets for more than 9 million shareholders, including individual investors, corporate clients and financial institutions.*

     The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $398 billion in assets under management.*

*As of 12/31/01
                                                       [AIM LOGO APPEARS HERE]
                                                       --Registered Trademark--

                                                       INVEST WITH DISCIPLINE
                                                       --Registered Trademark--

A I M Distributors, Inc.                                                NTE-AR-1

PART C. OTHER INFORMATION

Item 15.                 Indemnification.

                   The Registrant's Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and
                   (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.

                   A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM and their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

                   Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

                   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

                   Section 7 of the Master Intergroup Sub-Advisory Contract for Mutual Funds between AIM and INVESCO Asset Management Limited (the "Sub-Advisory Contract") provides that the Sub-advisor shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-advisor in the performance by the Sub-advisor of its duties or from reckless disregard by the Sub-advisor of its obligations and duties under the Sub-Advisory Contract.

Item 16.                 Exhibits.

1   (a)            -     (1) Amended and Restated Agreement and Declaration of
                         Trust of Registrant, dated May 15, 2002 was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 62, filed on August 14, 2002, and is hereby incorporated by reference.

                   - (2) Amendment No. 1, dated July 1, 2002, to Amended and Restated Agreement and Declaration of Trust of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on August 14, 2002, and is hereby incorporated by reference.

                   - (3) Amendment No. 2, dated August 8, 2002, to Amended and Restated Agreement and Declaration of Trust of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on August 14, 2002, and is hereby incorporated by reference.

                   - (4) Amendment No. 3, dated September 23, 2002, to Amended and Restated Agreement and Declaration of Trust of Registrant is filed herewith electronically.

                   - (5) Amendment No. 4, dated February 6, 2003, to Amended and Restated Agreement and Declaration of Trust of Registrant is filed herewith electronically.

2   (a)            -     Amended and Restated By-Laws of Registrant, adopted
                         effective May 15, 2002 was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on
                         August 14, 2002, and is hereby incorporated by reference.

3                  -     Voting Trust Agreements - None.

4                  -     Form of Agreement and Plan of Reorganization by and
                         between the Registrant, AIM Funds Group and A I M
                         Advisors, Inc. is attached as Appendix I to the Combined Proxy Statement and Prospectus contained in this Registration Statement.

5                  -     Articles II, VI, VII, VIII and IX of the Amended and
                         Restated Agreement and Declaration of Trust and
                         Articles IV, V and VI of the Amended and Restated
                         Bylaws, attached as Exhibit 1 and 2, respectively, to this Registration Statement, define the rights of holders of shares.

6   (a)            -     (1) Master Investment Advisory Agreement, dated
                         September 11, 2000, between Registrant and A I M
                         Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 59, filed on February
                         28, 2001, and is hereby incorporated by reference.

                   - (2) Amendment No. 1, dated September 1, 2001, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 60, filed on October 12, 2001, and is hereby incorporated by reference.

                   - (3) Amendment No. 2, dated December 28, 2001, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 61, filed on January 30, 2002, and is hereby incorporated by reference.

                   - (4) Amendment No. 3, dated July 1, 2002, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on August 14, 2002, and is hereby incorporated by reference.

                   - (5) Form of Amendment No. 4 to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on August 14, 2002, and is hereby incorporated by reference.

    (b)            -     Master Intergroup Sub-Advisory Contract for Mutual
                         Funds, dated September 1, 2001, between A I M Advisors,
                         Inc. and INVESCO Asset Management Limited was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 60, filed on October 12, 2001, and is hereby incorporated by reference.

7   (a)            -     (1) First Amended and Restated Master Distribution
                         Agreement, dated July 1, 2000, between Registrant (on behalf of its Class A and Class C Shares) and A I M
                         Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 59, filed on
                         February 28, 2001, and is hereby incorporated by reference.

                   - (2) Amendment No. 1, dated September 10, 2001, to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (on behalf of its Class A and Class C Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 60, filed on October 12, 2001, and is hereby incorporated by reference.

                   - (3) Amendment No. 2, dated December 28, 2001, to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (on behalf of its Class A and Class C Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 61, filed on January 30, 2002, and is hereby incorporated by reference.

                   - (4) Amendment No. 3, dated July 1, 2002, to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (on behalf of its Class A and Class C Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on August 14, 2002, and is hereby incorporated by reference.

                   - (5) Form of Amendment No. 4 to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (on behalf of its Class A and Class C Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on August 14, 2002, and is hereby incorporated by reference.

    (b)            -     (1) First Amended and Restated Master Distribution
                         Agreement, dated December 31, 2000, between Registrant
                         (on behalf of its Class B Shares) and A I M
                         Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 59, filed on
                         February 28, 2001, and is hereby incorporated by reference.

                   - (2) Amendment No. 1, dated September 10, 2001, to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 60, filed on October 12, 2001, and is hereby incorporated by reference.

                   - (3) Amendment No. 2, dated December 28, 2001, to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 61, filed on January 30, 2002, and is hereby incorporated by reference

                   - (4) Amendment No. 3, dated July 1, 2002, to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on August 14, 2002, and is hereby incorporated by reference.

                   - (5) Form of Amendment No. 4 to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on August 14, 2002, and is hereby incorporated by reference.

    (c)            -     Form of Selected Dealer Agreement between A I M
                         Distributors, Inc. and selected dealers. was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 59, filed on February 28, 2001, and is hereby incorporated by reference.

    (d)            -     Form of Bank Selling Group Agreement between A I M
                         Distributors, Inc. and banks. was filed electronically as an Exhibit to Post-Effective Amendment No. 57, filed on February 22, 1999, and is hereby incorporated by reference.

8   (a)            -     Form of AIM Funds Director Deferred Compensation
                         Agreement for Registrant's Non-Affiliated Directors, as amended, March 7, 2000 and September 28, 2001 was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 62, filed on August 14, 2002, and is hereby incorporated by reference.

    (b)            -     AIM Funds Retirement Plan for Eligible
                         Directors/Trustees, as restated October 1, 2001 was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 61, filed on January 30, 2002, and is hereby incorporated by reference.

9   (a)            -     (1) Master Custodian Contract, dated May 1, 2000,
                         between Registrant and State Street Bank and Trust
                         Company was filed electronically as an Exhibit to Post-Effective Amendment No. 59, filed on February 28,
                         2001, and is hereby incorporated by reference.

                   - (2) Amendment, dated May 1, 2000, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 59, filed on February 28, 2001, and is hereby incorporated by reference.

                   - (3) Amendment, dated June 29, 2001, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 61, filed on January 30, 2002, and is hereby incorporated by reference.

                   - (4) Amendment, dated April 2, 2002, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on August 14, 2002, and is hereby incorporated by reference.

    (b)            -     (1) Subcustodian Agreement, dated September 9, 1994,
                         between Registrant, Texas Commerce Bank National
                         Association, State Street Bank and Trust Company and
                         A I M Fund Services, Inc was filed electronically as an
                         Exhibit to Post-Effective Amendment No. 60, filed on
                         October 12, 2001, and is hereby incorporated by reference.

                   - (2) Amendment No. 1, dated October 2, 1998, to Subcustodian Agreement, dated September 9, 1994, between Registrant, Chase Bank of Texas, N.A. (formerly Texas Commerce Bank), State Street Bank and Trust Company and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 60, filed on October 12, 2001, and is hereby incorporated by reference.

                   - (3) Amendment No. 2, dated March 15, 2002, to Subcustodian Agreement, dated September 9, 1994, between Registrant, JP Morgan Chase Bank (formerly Texas Commerce Bank, State Street Bank and Trust Company and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on August 14, 2002, and is hereby incorporated by reference.

    (c)            -     Subcustodian Agreement, dated January 20, 1993, between
                         State Street Bank and Trust Company and The Bank of New
                         York. was filed electronically as an Exhibit to Post-Effective Amendment No. 61, filed on January 30,
                         2002, and is hereby incorporated by reference.

    (d)            -     Foreign Assets Delegation Agreement, dated June 29,
                         2001, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 61, filed on January 30, 2002, and is hereby incorporated by reference.

10  (a)            -     (1) Second Amended and Restated Master Distribution
                         Plan of Registrant, effective as of July 1, 2000, with respect to Class A and Class C Shares was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 59, filed on February 28, 2001, and is hereby incorporated by reference.

                   - (2) Amendment No. 1, dated September 10, 2001, to Registrant's Second Amended and Restated Master Distribution Plan on behalf of its Class A and Class C Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 60, filed on October 12, 2001, and is hereby incorporated by reference.

                   - (3) Amendment No. 2, dated December 28, 2001, to Registrant's Second Amended and Restated Master Distribution Plan on behalf of its Class A and Class C Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 61, filed on January 30, 2002, and is hereby incorporated by reference.

                   - (4) Amendment No. 3, dated July 1, 2002, to Registrant's Second Amended and Restated Master Distribution Plan on behalf of its Class A and Class C Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on August 14, 2002, and is hereby incorporated by reference.

                   - (5) Form of Amendment No. 4 to Registrant's Second Amended and Restated Master Distribution Plan on behalf of its Class A and Class C Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on August 14, 2002, and is hereby incorporated by reference.

    (b)            -     (1) First Amended and Restated Master Distribution
                         Plan, effective as of December 31, 2000, with respect to Class B Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 59, filed on
                         February 28, 2001, and is hereby incorporated by reference.

                   - (2) Amendment No. 1, dated September 10, 2001, to Registrant's First Amended and Restated Master Distribution Plan on behalf of its Class B Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 60, filed on October 12, 2001, and is hereby incorporated by reference.

                   - (3) Amendment No. 2, dated December 28, 2001, to Registrant's First Amended and Restated Master Distribution Plan on behalf of its Class B Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 61, filed on January 30, 2002, and is hereby incorporated by reference.

                   - (4) Amendment No. 3, dated July 1, 2002, to Registrant's First Amended and Restated Master Distribution Plan on behalf of its Class B Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on August 14, 2002, and is hereby incorporated by reference.

                   - (5) Form of Amendment No. 4 to Registrant's First Amended and Restated Master Distribution Plan on behalf of its Class B Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on August 14, 2002, and is hereby incorporated by reference.

    (c)            -     Form of Shareholder Service Agreement to be used in
                         connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 60, filed on October 12,
                         2001, and is hereby incorporated by reference.

    (d)            -     Form of Bank Shareholder Service Agreement to be used
                         in connection with Registrant's Master Distribution
                         Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 60, filed on October 12,
                         2001, and is hereby incorporated by reference.

    (e)            -     Form of Variable Group Annuity Contractholder Service
                         Agreement to be used in connection with Registrant's
                         Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 60, filed on
                         October 12, 2001, and is hereby incorporated by reference.

    (f)            -     Form of Agency Pricing Agreement to be used in
                         connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on August 14,
                         2002, and is hereby incorporated by reference.

    (g)            -     Form of Service Agreement for Bank Trust Departments
                         and for Brokers for Bank Trust Departments to be used in connection with Registrant's Master Distribution
                         Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 60, filed on October 12,
                         2001, and is hereby incorporated by reference.

    (h)            -     Form of Shareholder Service Agreement for Shares of the
                         AIM Mutual Funds to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 60, filed on October 12, 2001, and is hereby incorporated by reference.

    (i)            -     Multiple Class Plan of The AIM Family of
                         Funds--Registered Trademark--, effective December 12,
                         2001 was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on August 14,
                         2002, and is hereby incorporated by reference.

11                 -     Opinion of Counsel and Consent of Ballard Spahr Andrews
                         & Ingersoll, LLP, as to the legality of the securities being registered is filed herewith electronically.

12 Opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders will be filed as part of a Post-Effective Amendment to this Registration Statement.

13  (a)            -     (1) Transfer Agency and Service Agreement, dated
                         September 8, 1998, between Registrant and A I M Fund
                         Services, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 56, filed on December 30,
                         1998, and is hereby incorporated by reference.

                   - (2) Amendment No. 1, dated March 1, 1999, to Transfer Agency and Service Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 58, filed on February 24, 2000, and is hereby incorporated by reference.

                   - (3) Amendment No. 2, dated July 1, 1999, to Transfer Agency and Service Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 58, filed on February 24, 2000, and is hereby incorporated by reference.

                   - (4) Amendment No. 3, dated July 1, 1999, to Transfer Agency and Service Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 58, filed on February 24, 2000, and is hereby incorporated by reference.

                   - (5) Amendment No. 4, dated February 11, 2000, to Transfer Agency and Service Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 58, filed on February 24, 2000, and is hereby incorporated by reference.

                   - (6) Amendment No. 5, dated July 1, 2000, to the Transfer Agency and Service Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 59, filed on February 28, 2001, and is hereby incorporated by reference.

                   - (7) Amendment No. 6, dated March 4, 2002, to Transfer Agency and Service Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment

                         No. 62, filed on August 14, 2002, and is hereby incorporated by reference.

    (b)            -     (1) Remote Access and Related Services Agreement, dated
                         December 23, 1994, between Registrant and The
                         Shareholder Services Group, Inc. (TSSG). was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 55, filed on August 26, 1998, and is hereby incorporated by reference.

                   - (2) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and TSSG. was filed electronically as an Exhibit to Post-Effective Amendment No. 55, filed on August 26, 1998, and is hereby incorporated by reference.

                   - (3) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and TSSG. was filed electronically as an Exhibit to Post-Effective Amendment No. 55, filed on August 26, 1998, and is hereby incorporated by reference.

                   - (4) Amendment No. 3, dated February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (FDISG) (formerly known as TSSG). was filed electronically as an Exhibit to Post-Effective Amendment No. 55, filed on August 26, 1998, and is hereby incorporated by reference.

                   - (5) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and FDISG. was filed electronically as an Exhibit to Post-Effective Amendment No. 55, filed on August 26, 1998, and is hereby incorporated by reference.

                   - (6) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and FDISG. was filed electronically as an Exhibit to Post-Effective Amendment No. 56, filed on December 30, 1998, and is hereby incorporated by reference.

                   - (7) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and FDISG. was filed electronically as an Exhibit to Post-Effective Amendment No. 56, filed on December 30, 1998, and is hereby incorporated by reference.

                   - (8) Amendment No. 6, dated August 30, 1999, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and FDISG. was filed electronically as an Exhibit to Post-Effective Amendment No. 59, filed on February 28, 2001, and is hereby incorporated by reference.

                   - (9) Amendment No. 7, dated February 29, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, for IMPRESSPlus Forms Processing Software between Registrant and FDISG. was filed electronically as an Exhibit to Post-Effective Amendment No. 59, filed on February 28, 2001, and is hereby incorporated by reference.

                   - (10) Amendment No. 8, dated June 26, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, for AccessTA Services, dated December 23, 1994, between Registrant and PFPC Inc. (formerly known as FDISG). was filed electronically as an Exhibit to Post-Effective Amendment No. 59, filed on February 28, 2001, and is hereby incorporated by reference.

                   - (11) Amendment No. 9, dated June 26, 2000, to the Remote Access and Related Services Agreement for IMPRESSNet--Trademark-- Services, dated December 23, 1994, between Registrant and PFPC Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on August 14, 2002, and is hereby incorporated by reference, was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on August 14, 2002, and is hereby incorporated by reference. was filed electronically as an Exhibit to Post-Effective Amendment No. 59, filed on February 28, 2001, and is hereby incorporated by reference.

                   - (12) Amendment No. 10, dated July 28, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and PFPC Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 59, filed on February 28, 2001, and is hereby incorporated by reference.

                   - (13) Letter amendment, dated August 22, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994 for IMPRESSNet--Trademark-- Services, between Registrant and PFPC Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 59, filed on February 28, 2001, and is hereby incorporated by reference.

    (c)            -     Preferred Registration Technology Escrow Agreement,
                         dated September 10, 1997 was filed electronically as an Exhibit to Post-Effective Amendment No. 55, filed on
                         August 26, 1998, and is hereby incorporated by reference.

    (d)            -     (1) Master Administrative Services Agreement, dated
                         September 11, 2000, between Registrant and A I M
                         Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 59, filed on February
                         28, 2001, and is hereby incorporated by reference.

                   - (2) Amendment No. 1, dated September 1, 2001, to the Master Administrative Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 60, filed on October 12, 2001, and is hereby incorporated by reference.

                   - (3) Amendment No. 2, dated December 28, 2001, to the Master Administrative Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 61, filed on January 30, 2002, and is hereby incorporated by reference.

                   - (4) Amendment No. 3, dated July 1, 2002, to the Master Administrative Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on August 14, 2002, and is hereby incorporated by reference.

                   - (5) Form of Amendment No. 4 to the Master Administrative Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 62, filed on August 14, 2002, and is hereby incorporated by reference.

    (e)            -     Memorandum of Agreement, regarding securities lending,
                         dated September 1, 2000, between Registrant (on behalf of all Funds) and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 61, filed on January 30, 2002, and is hereby incorporated by reference.

    (f)            -     Memorandum of Agreement, regarding expense limitations,
                         dated July 1, 2001, between Registrant (on behalf of all Funds) and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 61, filed on January 30, 2002, and is hereby incorporated by reference.

    (g)            -     Interfund Loan Agreement, dated September 18, 2001,
                         between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 60, filed on October 12, 2001, and is hereby incorporated by reference.

14                 -     Consent of PricewaterhouseCoopers LLP is filed herewith
                         electronically.

15                 -     Omitted Financial Statements - None.

16                 -     Manually signed copies of any power of attorney
                         pursuant to which the name of any person has been signed to the registration statement - None.

17                 -     Form of Proxy related to the Special Meeting of
                         Shareholders of AIM New Technology Fund is filed herewith electronically.

Item 17.                 Undertakings.

                   (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                   (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                   (3) The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus in a post-effective amendment to this registration statement.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 12th day of February, 2003.

                        REGISTRANT: AIM INVESTMENT FUNDS

                                         By:   /s/ ROBERT H. GRAHAM
                                               --------------------------------
                                               Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.


                  SIGNATURES                                            TITLE                             DATE
                  ----------                                            -----                             ----

            /s/ ROBERT H. GRAHAM                           Chairman, Trustee & President              February 12, 2003
----------------------------------------                    (Principal Executive Officer)
             (Robert H. Graham)

            /s/ FRANK S. BAYLEY                                        Trustee                        February 12, 2003
----------------------------------------
             (Frank S. Bayley)

           /s/ BRUCE L. CROCKETT                                       Trustee                        February 12, 2003
----------------------------------------
           (Bruce L. Crockett)

          /s/ ALBERT R. DOWDEN                                         Trustee                        February 12, 2003
----------------------------------------
          (Albert R. Dowden)

          /s/ EDWARD K. DUNN, JR.                                      Trustee                        February 12, 2003
----------------------------------------
          (Edward K. Dunn, Jr.)

           /s/ JACK M. FIELDS                                          Trustee                        February 12, 2003
----------------------------------------
             (Jack M. Fields)

            /s/ CARL FRISCHLING                                        Trustee                        February 12, 2003
----------------------------------------
             (Carl Frischling)

          /s/ PREMA MATHAI-DAVIS                                       Trustee                        February 12, 2003
----------------------------------------
           (Prema Mathai-Davis)

         /s/ LEWIS F. PENNOCK                                          Trustee                        February 12, 2003
----------------------------------------
          (Lewis F. Pennock)

          /s/ RUTH H. QUIGLEY                                          Trustee                        February 12, 2003
----------------------------------------
           (Ruth H. Quigley)

         /s/ LOUIS S. SKLAR                                            Trustee                        February 12, 2003
----------------------------------------
          (Louis S. Sklar)

        /s/ MARK H. WILLIAMSON                                         Trustee                        February 12, 2003
----------------------------------------
         (Mark H. Williamson)

          /s/ DANA R. SUTTON                                 Vice President & Treasurer               February 12, 2003
----------------------------------------                      (Principal Financial and
           (Dana R. Sutton)                                     Accounting Officer)

                                  EXHIBIT INDEX

EXHIBIT
NUMBER               DESCRIPTION
------               -----------
1           (a)(4)   Amendment No. 3, dated September 23, 2002, to Amended and
                     Restated Agreement and Declaration of Trust of Registrant

1           (a)(5)   Amendment No. 4, dated February 6, 2003, to Amended and
                     Restated Agreement and Declaration of Trust of Registrant

11                   Consent of Counsel and Consent of Ballard Spahr Andrews &
                     Ingersoll, LLP as to the legality of the securities being registered

14                   Consent of PricewaterhouseCoopers LLP

17                   Form of Proxy